                           PROTECTED EQUITY PORTFOLIO

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED

                                 APRIL 30, 2007

                                       FOR

                METLIFE OF CT FUND BD III FOR VARIABLE ANNUITIES

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with the Prospectus dated April 30, 2007. A copy of the Individual Variable Annuity Contract Prospectus may be obtained by writing to MetLife Insurance Company of Connecticut, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 874-1225 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS



          THE INSURANCE COMPANY........................................................       2
          PRINCIPAL UNDERWRITER........................................................       2
          DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT............................       2
          VALUATION OF ASSETS..........................................................       4
          FEDERAL TAX CONSIDERATIONS...................................................       5
          INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM................................       9
          CONDENSED FINANCIAL INFORMATION..............................................      10
          FINANCIAL STATEMENTS.........................................................       1

                              THE INSURANCE COMPANY

MetLife Insurance Company of Connecticut (the "Company") is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. MetLife of CT Fund BD III for Variable Annuities (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                              PRINCIPAL UNDERWRITER

MetLife Investors Distribution Company ("MLIDC") (formerly MLI Distribution LLC*) serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.

                            UNDERWRITING COMMISSIONS


                                    UNDERWRITING COMMISSIONS PAID        AMOUNT OF UNDERWRITING
                                      TO THE DISTRIBUTOR BY THE        COMMISSIONS RETAINED BY THE
              YEAR                            COMPANY*                        DISTRIBUTOR*
--------------------------------  --------------------------------  --------------------------------


2006............................            $192,981,365                           $0

2005............................            $135,616,994                           $0

2004............................            $117,306,200                           $0


*Effective as of October 20, 2006, MLI Distributors LLC merged with and into MetLife Investors Distribution Company.

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2006 ranged from $2,029 to $2,179,850. The amount of commissions paid to selected broker-dealer firms during 2006 ranged from $1,229,012 to $11,402,602. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2006 ranged from $1,231,041 to $13,582,452.

The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDC under which the broker-dealer firms received additional compensation in 2006 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:

Citicorp Investment Services
Citigroup Global Markets Inc. (d/b/a Smith Barney)
DWS Scudder Distributors, Inc.
Merrill Lynch, Pierce, Fenner & Smith, Incorporated
Morgan Stanley DW, Inc.
PFS Investments, Inc. (d/b/a Primerica)
Pioneer Funds Distributor, Inc.
Tower Square Securities, Inc.

There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.

                               VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

        (a) = investment income plus capital gains and losses (whether realized or unrealized);

        (b)  = any deduction for applicable taxes (presently zero); and

        (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:

        EffectiveYield = ((BaseReturn + 1) to the power of (365 / 7)) - 1

Where:

Base Return = (AUV Change -- Contract Charge Adjustment) / Prior AUV.

AUV Change = Current AUV -- Prior AUV.

Contract Charge Adjustment = Average AUV * Period Charge.

Average AUV = (Current AUV + Prior AUV) / 2.

Period Charge = Annual Contract Fee * (7/365).

Prior AUV = Unit value as of 7 days prior.

Current AUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:

Base Return = AUV Change / Prior AUV

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any contribution limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $4,000 for calendar year 2007, $5,000 for 2008, and may be indexed for inflation in future years. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $45,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit is $10,500 in 2007 (which may be indexed for inflation for future years). (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan for 2007 is $45,000. The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") is $15,500 in 2007. The annual limit may be indexed for inflation in future years. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 403(B) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($15,500 in 2007).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the close of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

     (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

     (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

     (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

     (d)  the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.   OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S. citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of MetLife of CT Fund BD III for Variable Annuities (formerly, The Travelers Fund BD III for Variable Annuities) and the consolidated financial statements and financial statement schedules of MetLife Insurance Company of Connecticut ("MetLife Connecticut") (formerly known as "The Travelers Insurance Company") and its subsidiaries (collectively the "Company") (which report expresses an unqualified opinion and includes an explanatory paragraph relating to a Transfer Agreement entered into on October 11, 2006 between MetLife Connecticut and MetLife Investors Group, Inc. ("MLIG"), both subsidiaries of MetLife, Inc. ("MetLife"), pursuant to which MetLife Connecticut acquired all of the stock of MetLife Investors USA Insurance Company ("MLI-USA") from MLIG. As the transaction was between entities under common control, the transaction was recorded and accounted for in a manner similar to a pooling-of-interests from July 1, 2005 (the "Acquisition Date"); further, as MLI-USA has been controlled by MetLife for longer than MetLife Connecticut, all amounts reported for periods prior to the Acquisition Date are those of MLI-USA) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, FL 33602-5827.

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the *mid-range* combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.90%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Equity Index Subaccount (Class I) (4/98)...  2006      1.181          1.324        157,653,482
                                                       2005      1.163          1.181        157,966,693
                                                       2004      1.083          1.163        123,921,589
                                                       2003      0.870          1.083         71,347,925
                                                       2002      1.151          0.870         74,846,400
                                                       2001      1.349          1.151         78,204,552
                                                       2000      1.527          1.349         62,288,311
                                                       1999      1.302          1.527         36,888,854
                                                       1998      1.193          1.302          2,611,391




The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006.

Number of Units Outstanding at End of Year may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and April 30, 2007, are displayed below.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

ANNUAL REPORT
December 31, 2006

                            MetLife of CT Fund BD III
                            for Variable Annuities of
                    MetLife Insurance Company of Connecticut

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyholders of
MetLife of CT Fund BD III for Variable Annuities and the Board of Directors of MetLife Insurance Company of Connecticut:

We have audited the accompanying statement of assets and liabilities of the Subaccounts (as disclosed in Appendix A) comprising MetLife of CT Fund BD III for Variable Annuities (formerly, The Travelers Fund BD III for Variable Annuities) (the "Separate Account") of MetLife Insurance Company of Connecticut (formerly, The Travelers Insurance Company) ("MICC") as of December 31, 2006, the related statement of operations for the period in the year then ended, and the statements of changes in net assets for each of the periods in the two years then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial highlights of the Separate Account included in footnote 5 for the periods in the three years ended December 31, 2004, were audited by other auditors whose report, dated March 21, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Subaccounts comprising the Separate Account of MICC as of December 31, 2006, the results of their operations for the period in the year then ended, and the changes in their net assets for each of the periods in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants

Tampa, Florida
March 19, 2007

                                   APPENDIX A

AIM V.I. Core Equity Subaccount (Series I)
AIM V.I. Premier Equity Subaccount (Series I)
AllianceBernstein Growth and Income Subaccount (Class B) AllianceBernstein Large Cap Growth Subaccount (Class B)
American Funds Global Growth Subaccount (Class 2)
American Funds Growth and Income Subaccount (Class 2)
American Funds Growth Subaccount (Class 2)
Capital Appreciation Subaccount
Credit Suisse Trust Emerging Markets Subaccount
Delaware VIP REIT Subaccount (Standard Class)
Dreyfus VIF Appreciation Subaccount (Initial Shares)
Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
DWS VIT Small Cap Index Subaccount (Class A)
FAMVS Mercury Global Allocation V.I. Subaccount (Class III)
FAMVS Mercury Value Opportunities V.I. Subaccount (Class III)
FTVIPT Franklin Income Securities Subaccount (Class 2)
FTVIPT Franklin Small/Mid Cap Growth Securities Subaccount (Class 2) FTVIPT Mutual Shares Securities Subaccount (Class 2)
FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) FTVIPT Templeton Foreign Securities Subaccount (Class 2)
FTVIPT Templeton Growth Securities Subaccount (Class 2)
High Yield Bond Subaccount
Janus Aspen Balanced Subaccount (Service Shares)
Janus Aspen Global Life Sciences Subaccount (Service Shares)
Janus Aspen Global Technology Subaccount (Service Shares)
Janus Aspen Mid Cap Growth Subaccount (Service Shares)
Janus Aspen Worldwide Growth Subaccount (Service Shares)
Lazard Retirement Small Cap Subaccount
LMPIS Dividend Strategy Subaccount
LMPIS Premier Selections All Cap Growth Subaccount
LMPVPI All Cap Subaccount (Class I)
LMPVPI Investors Subaccount (Class I)
LMPVPI Large Cap Growth Subaccount (Class I)
LMPVPI Small Cap Growth Subaccount (Class I)
LMPVPII Aggressive Growth Subaccount (Class I)
LMPVPII Appreciation Subaccount
LMPVPII Diversified Strategic Income Subaccount
LMPVPII Equity Index Subaccount (Class I)
LMPVPII Equity Index Subaccount (Class II)
LMPVPII Fundamental Value Subaccount
LMPVPII Growth and Income Subaccount (Class I)
LMPVPIII Adjustable Rate Income Subaccount
LMPVPIII Aggressive Growth Subaccount
LMPVPIII High Income Subaccount
LMPVPIII International All Cap Growth Subaccount
LMPVPIII Large Cap Growth Subaccount
LMPVPIII Large Cap Value Subaccount
LMPVPIII Mid Cap Core Subaccount
LMPVPIII Money Market Subaccount
LMPVPIII Social Awareness Stock Subaccount
LMPVPIV Multiple Discipline Subaccount-All Cap Growth and Value
LMPVPIV Multiple Discipline Subaccount-Balanced All Cap Growth and Value LMPVPIV Multiple Discipline Subaccount-Global All Cap Growth and Value LMPVPIV Multiple Discipline Subaccount-Large Cap Growth and Value
LMPVPV Small Cap Growth Opportunties Subaccount
Lord Abbett Growth and Income Subaccount (Class VC)
Lord Abbett Mid Cap Value Subaccount (Class VC)
Managed Assets Subaccount
MIST Batterymarch Mid Cap Stock Subaccount (Class A)
MIST BlackRock High Yield Subaccount (Class A)
MIST BlackRock Large Cap Core Subaccount (Class A)
MIST Dreman Small Cap Value Subaccount (Class A)
MIST Harris Oakmark International Subaccount (Class A)
MIST Janus Capital Appreciation Subaccount (Class A)
MIST Legg Mason Partners Managed Assets Subaccount (Class A)
MIST Lord Abbett Bond Debenture Subaccount (Class A)
MIST Lord Abbett Growth and Income Subaccount (Class B)
MIST Lord Abbett Mid Cap Value Subaccount (Class B)
MIST Met/AIM Capital Appreciation Subaccount (Class A)
MIST Met/AIM Small Cap Growth Subaccount (Class A)
MIST MFS(R) Value Subaccount (Class A)
MIST Neuberger Berman Real Estate Subaccount (Class A)
MIST Pioneer Fund Subaccount (Class A)
MIST Pioneer Mid Cap Value Subaccount (Class A)
MIST Pioneer Strategic Income Subaccount (Class A)
MIST Third Avenue Small Cap Value Subaccount (Class B)
Money Market Subaccount
MSF BlackRock Aggressive Growth Subaccount (Class D)
MSF BlackRock Bond Income Subaccount (Class A)
MSF BlackRock Bond Income Subaccount (Class E)
MSF BlackRock Money Market Subaccount (Class A)
MSF Capital Guardian U.S. Equity Subaccount (Class A)
MSF FI Large Cap Subaccount (Class A)
MSF FI Value Leaders Subaccount (Class D)
MSF MetLife Aggressive Allocation Subaccount (Class B)
MSF MetLife Conservative Allocation Subaccount (Class B)
MSF MetLife Conservative to Moderate Allocation Subaccount (Class B)
MSF MetLife Moderate Allocation Subaccount (Class B)
MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B)
MSF MFS(R) Total Return Subaccount (Class F)
MSF Oppenheimer Global Equity Subaccount (Class B)
MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
MSF Western Asset Management High Yield Bond Subaccount (Class A)
MSF Western Asset Management U.S. Government Subaccount (Class A)
PIMCO VIT Real Return Subaccount (Administrative Class)
PIMCO VIT Total Return Subaccount (Administrative Class)
Putnam VT Discovery Growth Subaccount (Class IB)
Putnam VT International Equity Subaccount (Class IB)
Putnam VT Small Cap Value Subaccount (Class IB)
Travelers AIM Capital Appreciation Subaccount
Travelers Convertible Securities Subaccount
Travelers Disciplined Mid Cap Stock Subaccount
Travelers Equity Income Subaccount
Travelers Federated High Yield Subaccount
Travelers Federated Stock Subaccount
Travelers Large Cap Subaccount
Travelers Managed Allocation Series: Aggressive Subaccount
Travelers Managed Allocation Series: Conservative Subaccount
Travelers Managed Allocation Series: Moderate Subaccount
Travelers Managed Allocation Series: Moderate-Aggressive Subaccount Travelers Managed Allocation Series: Moderate-Conservative Subaccount Travelers Managed Income Subaccount
Travelers Mercury Large Cap Core Subaccount
Travelers MFS(R) Mid Cap Growth Subaccount
Travelers MFS(R) Total Return Subaccount
Travelers MFS(R) Value Subaccount
Travelers Mondrian International Stock Subaccount
Travelers Pioneer Fund Subaccount
Travelers Pioneer Mid Cap Value Subaccount
Travelers Pioneer Strategic Income Subaccount
Travelers Quality Bond Subaccount
Travelers Strategic Equity Subaccount

Travelers Style Focus Series: Small Cap Growth Subaccount
Travelers Style Focus Series: Small Cap Value Subaccount
Travelers U.S. Government Securities Subaccount
Travelers Van Kampen Enterprise Subaccount
Van Kampen LIT Comstock Subaccount (Class II)
Van Kampen LIT Enterprise Subaccount (Class II)
Van Kampen LIT Strategic Growth Subaccount (Class I)
VIP Contrafund(R) Subaccount (Service Class 2)
VIP Contrafund(R) Subaccount (Service Class)
VIP Dynamic Capital Appreciation Subaccount (Service Class 2)
VIP Mid Cap Subaccount (Service Class 2)

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2006

                                                                                                          American Funds
                                        AIM V.I.             American Funds         American Funds          Growth and
                                      Core Equity            Global Growth              Growth                Income
                                       Subaccount              Subaccount             Subaccount            Subaccount
                                       (Series I)               (Class 2)              (Class 2)             (Class 2)
                                      --------------         --------------         --------------         --------------
Assets:
  Investments at market value         $      982,694         $   18,131,499         $   40,007,742         $   42,430,424
                                      --------------         --------------         --------------         --------------
      Total Assets ..........                982,694             18,131,499             40,007,742             42,430,424
                                      --------------         --------------         --------------         --------------
Liabilities:
  Payables:
    Insurance charges .......                     73                  1,711                  3,753                  3,945
    Administrative fees .....                      8                    149                    329                    349
    Equity protection fees ..                     --                     --                     --                     --
                                      --------------         --------------         --------------         --------------
      Total Liabilities .....                     81                  1,860                  4,082                  4,294
                                      --------------         --------------         --------------         --------------
Net Assets:                           $      982,613         $   18,129,639         $   40,003,660         $   42,426,130
                                      ==============         ==============         ==============         ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                               Dreyfus VIF                                      FTVIPT            FTVIPT Franklin
                        Dreyfus VIF             Developing              DWS VIT            Franklin Income         Small/Mid Cap
  Credit Suisse         Appreciation             Leaders            Small Cap Index           Securities         Growth Securities
  Trust Emerging         Subaccount             Subaccount             Subaccount             Subaccount             Subaccount
Markets Subaccount    (Initial Shares)       (Initial Shares)           (Class A)              (Class 2)              (Class 2)
------------------    ----------------       ----------------        --------------         --------------         --------------

  $      239,372       $      721,289         $    1,610,664         $      332,118         $    3,781,275         $    1,966,995
  --------------       --------------         --------------         --------------         --------------         --------------
         239,372              721,289              1,610,664                332,118              3,781,275              1,966,995
  --------------       --------------         --------------         --------------         --------------         --------------


              17                   52                    116                     23                    351                    177
               2                    6                     13                      2                     31                     16
              --                   --                     --                     --                     --                     --
  --------------       --------------         --------------         --------------         --------------         --------------
              19                   58                    129                     25                    382                    193
  --------------       --------------         --------------         --------------         --------------         --------------
  $      239,353       $      721,231         $    1,610,535         $      332,093         $    3,780,893         $    1,966,802
  ==============       ==============         ==============         ==============         ==============         ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                         FTVIPT                 FTVIPT
                                       Templeton              Templeton              Janus Aspen            Janus Aspen
                                       Developing              Foreign               Global Life               Global
                                   Markets Securities         Securities               Sciences              Technology
                                       Subaccount             Subaccount              Subaccount             Subaccount
                                        (Class 2)              (Class 2)           (Service Shares)       (Service Shares)
                                      --------------         --------------         --------------         --------------
Assets:
  Investments at market value         $    6,416,192         $   11,098,685         $      704,231         $      435,817
                                      --------------         --------------         --------------         --------------
      Total Assets ..........              6,416,192             11,098,685                704,231                435,817
                                      --------------         --------------         --------------         --------------
Liabilities:
  Payables:
    Insurance charges .......                    605                  1,052                     52                     32
    Administrative fees .....                     53                     91                      6                      4
    Equity protection fees ..                     --                     --                     --                     --
                                      --------------         --------------         --------------         --------------
      Total Liabilities .....                    658                  1,143                     58                     36
                                      --------------         --------------         --------------         --------------
Net Assets:                           $    6,415,534         $   11,097,542         $      704,173         $      435,781
                                      ==============         ==============         ==============         ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

  Janus Aspen           Janus Aspen                                  LMPIS Premier              LMPVPV
    Mid Cap              Worldwide                LMPIS                Selections             Small Cap                LMPVPI
     Growth                Growth                Dividend               All Cap                 Growth                All Cap
   Subaccount            Subaccount              Strategy                Growth             Opportunities            Subaccount
(Service Shares)      (Service Shares)          Subaccount             Subaccount             Subaccount              (Class I)
 --------------        --------------         --------------         --------------         --------------         --------------

 $    1,002,913        $      924,520         $      796,123         $      335,472         $    1,759,305         $    6,135,446
 --------------        --------------         --------------         --------------         --------------         --------------
      1,002,913               924,520                796,123                335,472              1,759,305              6,135,446
 --------------        --------------         --------------         --------------         --------------         --------------


             92                    69                     84                     33                    168                    472
              8                     8                      7                      3                     15                     50
             --                    --                     --                     --                     --                     --
 --------------        --------------         --------------         --------------         --------------         --------------
            100                    77                     91                     36                    183                    522
 --------------        --------------         --------------         --------------         --------------         --------------
 $    1,002,813        $      924,443         $      796,032         $      335,436         $    1,759,122         $    6,134,924
 ==============        ==============         ==============         ==============         ==============         ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                                 LMPVPI                  LMPVPI               LMPVPII
                                          LMPVPI               Large Cap               Small Cap             Aggressive
                                        Investors                Growth                  Growth                Growth
                                        Subaccount             Subaccount              Subaccount            Subaccount
                                         (Class I)              (Class I)               (Class I)             (Class I)
                                      --------------         --------------         --------------         --------------
Assets:
  Investments at market value         $    4,233,157         $      464,034         $    2,650,055         $      456,593
                                      --------------         --------------         --------------         --------------
      Total Assets ..........              4,233,157                464,034              2,650,055                456,593
                                      --------------         --------------         --------------         --------------
Liabilities:
  Payables:
    Insurance charges .......                    327                     36                    228                     36
    Administrative fees .....                     35                      4                     22                      4
    Equity protection fees ..                     --                     --                     --                     --
                                      --------------         --------------         --------------         --------------
      Total Liabilities .....                    362                     40                    250                     40
                                      --------------         --------------         --------------         --------------
Net Assets:                           $    4,232,795         $      463,994         $    2,649,805         $      456,553
                                      ==============         ==============         ==============         ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                                                                                      LMPVPII
                          LMPVPII                LMPVPII                LMPVPII                LMPVPII               Growth and
    LMPVPII             Diversified            Equity Index           Equity Index           Fundamental               Income
  Appreciation        Strategic Income          Subaccount             Subaccount               Value                Subaccount
   Subaccount            Subaccount              (Class I)             (Class II)             Subaccount              (Class I)
--------------         --------------         --------------         --------------         --------------         --------------

$    7,066,308         $    3,019,753         $  470,177,041         $    7,002,802         $    9,305,704         $      179,999
--------------         --------------         --------------         --------------         --------------         --------------
     7,066,308              3,019,753            470,177,041              7,002,802              9,305,704                179,999
--------------         --------------         --------------         --------------         --------------         --------------


           634                    267                 32,353                    597                    846                     14
            58                     25                  3,864                     57                     77                      1
            --                     --                 41,172                     --                     --                     --
--------------         --------------         --------------         --------------         --------------         --------------
           692                    292                 77,389                    654                    923                     15
--------------         --------------         --------------         --------------         --------------         --------------
$    7,065,616         $    3,019,461         $  470,099,652         $    7,002,148         $    9,304,781         $      179,984
==============         ==============         ==============         ==============         ==============         ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                                                                              LMPVPIII
                                         LMPVPIII               LMPVPIII                                   International
                                     Adjustable Rate           Aggressive              LMPVPIII               All Cap
                                          Income                 Growth              High Income               Growth
                                        Subaccount             Subaccount             Subaccount             Subaccount
                                      --------------         --------------         --------------         --------------
Assets:
  Investments at market value         $    2,878,104         $   15,618,941         $    5,159,449         $      368,691
                                      --------------         --------------         --------------         --------------
      Total Assets ..........              2,878,104             15,618,941              5,159,449                368,691
                                      --------------         --------------         --------------         --------------
Liabilities:
  Payables:
    Insurance charges .......                    259                  1,384                    461                     27
    Administrative fees .....                     23                    128                     42                      3
    Equity protection fees ..                     --                     --                     --                     --
                                      --------------         --------------         --------------         --------------
      Total Liabilities .....                    282                  1,512                    503                     30
                                      --------------         --------------         --------------         --------------
Net Assets:                           $    2,877,822         $   15,617,429         $    5,158,946         $      368,661
                                      ==============         ==============         ==============         ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                                                                                      LMPVPIV
                                                                                                                      Multiple
   LMPVPIII               LMPVPIII                                                            LMPVPIII               Discipline
  Large Cap              Large Cap               LMPVPIII              LMPVPIII           Social Awareness           Subaccount-
    Growth                 Value               Mid Cap Core          Money Market              Stock               All Cap Growth
  Subaccount             Subaccount             Subaccount            Subaccount             Subaccount               and Value
--------------         --------------         --------------         --------------         --------------         --------------

$    4,532,738         $    1,334,156         $    3,319,512         $    7,195,753         $       24,871         $   22,091,434
--------------         --------------         --------------         --------------         --------------         --------------
     4,532,738              1,334,156              3,319,512              7,195,753                 24,871             22,091,434
--------------         --------------         --------------         --------------         --------------         --------------


           388                    101                    274                    639                      2                  2,165
            37                     11                     27                     59                     --                    182
            --                     --                     --                     --                     --                     --
--------------         --------------         --------------         --------------         --------------         --------------
           425                    112                    301                    698                      2                  2,347
--------------         --------------         --------------         --------------         --------------         --------------
$    4,532,313         $    1,334,044         $    3,319,211         $    7,195,055         $       24,869         $   22,089,087
==============         ==============         ==============         ==============         ==============         ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                        LMPVPIV                LMPVPIV                 LMPVPIV
                                  Multiple Discipline    Multiple Discipline     Multiple Discipline        Lord Abbett
                                       Subaccount-            Subaccount-             Subaccount-            Growth and
                                        Balanced            Global All Cap            Large Cap                Income
                                     All Cap Growth           Growth and              Growth and             Subaccount
                                        and Value                Value                   Value               (Class VC)
                                      --------------         --------------         --------------         --------------
Assets:
  Investments at market value         $   22,300,285         $   10,859,731         $    4,193,516         $    5,597,286
                                      --------------         --------------         --------------         --------------
      Total Assets ..........             22,300,285             10,859,731              4,193,516              5,597,286
                                      --------------         --------------         --------------         --------------
Liabilities:
  Payables:
    Insurance charges .......                  2,197                  1,083                    413                    522
    Administrative fees .....                    183                     89                     34                     46
    Equity protection fees ..                     --                     --                     --                     --
                                      --------------         --------------         --------------         --------------
      Total Liabilities .....                  2,380                  1,172                    447                    568
                                      --------------         --------------         --------------         --------------
Net Assets:                           $   22,297,905         $   10,858,559         $    4,193,069         $    5,596,718
                                      ==============         ==============         ==============         ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                            MIST                                                                                    MIST Harris
  Lord Abbett           Batterymarch          MIST BlackRock         MIST BlackRock          MIST Dreman              Oakmark
 Mid Cap Value         Mid Cap Stock            High Yield           Large Cap Core         Small Cap Value         International
   Subaccount            Subaccount             Subaccount             Subaccount             Subaccount             Subaccount
   (Class VC)             (Class A)              (Class A)              (Class A)              (Class A)              (Class A)
--------------         --------------         --------------         --------------         --------------         --------------

$    7,519,521         $    1,170,471         $    2,107,879         $    1,246,999         $      185,603         $    3,926,640
--------------         --------------         --------------         --------------         --------------         --------------
     7,519,521              1,170,471              2,107,879              1,246,999                185,603              3,926,640
--------------         --------------         --------------         --------------         --------------         --------------


           701                     87                    157                    108                     18                    366
            62                      9                     17                     10                      2                     32
            --                     --                     --                     --                     --                     --
--------------         --------------         --------------         --------------         --------------         --------------
           763                     96                    174                    118                     20                    398
--------------         --------------         --------------         --------------         --------------         --------------
$    7,518,758         $    1,170,375         $    2,107,705         $    1,246,881         $      185,583         $    3,926,242
==============         ==============         ==============         ==============         ==============         ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                               MIST LEGG
                                                                 MASON
                                        MIST JANUS              PARTNERS              MIST LORD             MIST LORD
                                          CAPITAL               MANAGED              ABBETT BOND          ABBETT GROWTH
                                       APPRECIATION              ASSETS               DEBENTURE             AND INCOME
                                        SUBACCOUNT             SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                         (CLASS A)              (CLASS A)             (CLASS A)             (CLASS B)
                                      --------------         --------------         --------------         --------------
Assets:
  Investments at market value         $    1,756,685         $      199,692         $    1,762,254         $   10,679,443
                                      --------------         --------------         --------------         --------------
      Total Assets ..........              1,756,685                199,692              1,762,254             10,679,443
                                      --------------         --------------         --------------         --------------
Liabilities:
  Payables:
    Insurance charges .......                    135                     14                    129                    971
    Administrative fees .....                     14                      1                     15                     88
    Equity protection fees ..                     --                     --                     --                     --
                                      --------------         --------------         --------------         --------------
      Total Liabilities .....                    149                     15                    144                  1,059
                                      --------------         --------------         --------------         --------------
Net Assets:                           $    1,756,536         $      199,677         $    1,762,110         $   10,678,384
                                      ==============         ==============         ==============         ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                                                                 MIST
   MIST LORD            MIST MET/AIM           MIST MET/AIM                                   NEUBERGER                 MIST
  ABBETT MID              CAPITAL               SMALL CAP              MIST MFS(R)              BERMAN                PIONEER
   CAP VALUE            APPRECIATION              GROWTH                  VALUE              REAL ESTATE                FUND
  SUBACCOUNT             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
   (CLASS B)             (CLASS A)              (CLASS A)               (CLASS A)             (CLASS A)              (CLASS A)
--------------         --------------         --------------         --------------         --------------         --------------

$      168,945         $    1,976,370         $      140,554         $    4,245,164         $    4,096,596         $      684,823
--------------         --------------         --------------         --------------         --------------         --------------
       168,945              1,976,370                140,554              4,245,164              4,096,596                684,823
--------------         --------------         --------------         --------------         --------------         --------------


            16                    175                     14                    411                    327                     67
             2                     16                      1                     35                     33                      6
            --                     --                     --                     --                     --                     --
--------------         --------------         --------------         --------------         --------------         --------------
            18                    191                     15                    446                    360                     73
--------------         --------------         --------------         --------------         --------------         --------------
$      168,927         $    1,976,179         $      140,539         $    4,244,718         $    4,096,236         $      684,750
==============         ==============         ==============         ==============         ==============         ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                                                         MIST              MSF BlackRock
                                       MIST Pioneer           MIST Pioneer           Third Avenue            Aggressive
                                      Mid Cap Value         Strategic Income       Small Cap Value             Growth
                                        Subaccount             Subaccount             Subaccount             Subaccount
                                         (Class A)              (Class A)              (Class B)              (Class D)
                                      --------------         --------------         --------------         --------------
Assets:
  Investments at market value         $      125,931         $    5,622,175         $    3,849,328         $    2,231,295
                                      --------------         --------------         --------------         --------------
      Total Assets ..........                125,931              5,622,175              3,849,328              2,231,295
                                      --------------         --------------         --------------         --------------
Liabilities:
  Payables:
    Insurance charges .......                     11                    501                    349                    176
    Administrative fees .....                      1                     46                     32                     18
    Equity protection fees ..                     --                     --                     --                     --
                                      --------------         --------------         --------------         --------------
      Total Liabilities .....                     12                    547                    381                    194
                                      --------------         --------------         --------------         --------------
Net Assets:                           $      125,919         $    5,621,628         $    3,848,947         $    2,231,101
                                      ==============         ==============         ==============         ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                                      MSF Capital
 MSF BlackRock         MSF BlackRock          MSF BlackRock             Guardian                MSF FI                 MSF FI
  Bond Income           Bond Income            Money Market           U.S. Equity             Large Cap            Value Leaders
   Subaccount            Subaccount             Subaccount             Subaccount             Subaccount             Subaccount
    (Class A)             (Class E)              (Class A)              (Class A)              (Class A)              (Class D)
--------------         --------------         --------------         --------------         --------------         --------------
$    4,133,982         $    3,808,034         $    5,062,715         $      215,465         $    3,890,676         $    8,890,599
--------------         --------------         --------------         --------------         --------------         --------------
     4,133,982              3,808,034              5,062,715                215,465              3,890,676              8,890,599
--------------         --------------         --------------         --------------         --------------         --------------


           300                    340                    370                     18                    303                    728
            34                     31                     42                      2                     32                     73
            --                     --                     --                     --                     --                     --
--------------         --------------         --------------         --------------         --------------         --------------
           334                    371                    412                     20                    335                    801
--------------         --------------         --------------         --------------         --------------         --------------
$    4,133,648         $    3,807,663         $    5,062,303         $      215,445         $    3,890,341         $    8,889,798
==============         ==============         ==============         ==============         ==============         ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                                                     MSF METLIFE
                                        MSF METLIFE           MSF METLIFE            CONSERVATIVE            MSF METLIFE
                                        AGGRESSIVE            CONSERVATIVE           TO MODERATE               MODERATE
                                        ALLOCATION             ALLOCATION             ALLOCATION              ALLOCATION
                                        SUBACCOUNT             SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                         (CLASS B)             (CLASS B)              (CLASS B)               (CLASS B)
                                      --------------         --------------         --------------         --------------
Assets:
  Investments at market value         $      517,950         $       68,358         $      747,796         $    3,121,242
                                      --------------         --------------         --------------         --------------
      Total Assets ..........                517,950                 68,358                747,796              3,121,242
                                      --------------         --------------         --------------         --------------
Liabilities:
  Payables:
    Insurance charges .......                     55                      8                     64                    311
    Administrative fees .....                      4                      1                      7                     26
    Equity protection fees ..                     --                     --                     --                     --
                                      --------------         --------------         --------------         --------------
      Total Liabilities .....                     59                      9                     71                    337
                                      --------------         --------------         --------------         --------------
Net Assets:                           $      517,891         $       68,349         $      747,725         $    3,120,905
                                      ==============         ==============         ==============         ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                                                                 MSF                    MSF
                                                                                               WESTERN                WESTERN
  MSF METLIFE                                       MSF                  MSF T.                 ASSET                  ASSET
  MODERATE TO            MSF MFS(R)             OPPENHEIMER            ROWE PRICE             MANAGEMENT             MANAGEMENT
  AGGRESSIVE               TOTAL                   GLOBAL               LARGE CAP             HIGH YIELD                U.S.
  ALLOCATION               RETURN                  EQUITY                GROWTH                  BOND                GOVERNMENT
  SUBACCOUNT             SUBACCOUNT              SUBACCOUNT            SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
   (CLASS B)             (CLASS F)               (CLASS B)              (CLASS B)             (CLASS A)              (CLASS A)
--------------         --------------         --------------         --------------         --------------         --------------

$    4,206,487         $   31,782,523         $    6,400,336         $    2,839,315         $       63,697         $       15,982
--------------         --------------         --------------         --------------         --------------         --------------
     4,206,487             31,782,523              6,400,336              2,839,315                 63,697                 15,982
--------------         --------------         --------------         --------------         --------------         --------------


           438                  2,688                    575                    236                      4                      1
            35                    261                     53                     24                      1                     --
            --                     --                     --                     --                     --                     --
--------------         --------------         --------------         --------------         --------------         --------------
           473                  2,949                    628                    260                      5                      1
--------------         --------------         --------------         --------------         --------------         --------------
$    4,206,014         $   31,779,574         $    6,399,708         $    2,839,055         $       63,692         $       15,981
==============         ==============         ==============         ==============         ==============         ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                         PIMCO VIT             PIMCO VIT                                     Putnam VT
                                        Real Return           Total Return           Putnam VT             International
                                         Subaccount            Subaccount         Discovery Growth             Equity
                                      (Administrative       (Administrative          Subaccount              Subaccount
                                           Class)                Class)              (Class IB)              (Class IB)
                                      --------------         --------------         --------------         --------------
Assets:
  Investments at market value         $    8,659,461         $   27,050,179         $      299,588         $      939,382
                                      --------------         --------------         --------------         --------------
      Total Assets ..........              8,659,461             27,050,179                299,588                939,382
                                      --------------         --------------         --------------         --------------
Liabilities:
  Payables:
    Insurance charges .......                    823                  2,362                     21                     72
    Administrative fees .....                     71                    223                      2                      8
    Equity protection fees ..                     --                     --                     --                     --
                                      --------------         --------------         --------------         --------------
      Total Liabilities .....                    894                  2,585                     23                     80
                                      --------------         --------------         --------------         --------------
Net Assets:                           $    8,658,567         $   27,047,594         $      299,565         $      939,302
                                      ==============         ==============         ==============         ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

   Putnam VT           Van Kampen LIT         Van Kampen LIT         Van Kampen LIT
Small Cap Value           Comstock              Enterprise          Strategic Growth      VIP Contrafund(R)      VIP Contrafund(R)
   Subaccount            Subaccount             Subaccount             Subaccount            Subaccount             Subaccount
   (Class IB)            (Class II)             (Class II)              (Class I)         (Service Class 2)       (Service Class)
--------------         --------------         --------------         --------------         --------------         --------------

$    6,563,787         $    1,265,467         $       93,088         $      800,236         $    3,184,420         $   10,524,484
--------------         --------------         --------------         --------------         --------------         --------------
     6,563,787              1,265,467                 93,088                800,236              3,184,420             10,524,484
--------------         --------------         --------------         --------------         --------------         --------------


           562                     93                      7                     68                    236                    982
            54                     11                      1                      6                     26                     87
            --                     --                     --                     --                     --                     --
--------------         --------------         --------------         --------------         --------------         --------------
           616                    104                      8                     74                    262                  1,069
--------------         --------------         --------------         --------------         --------------         --------------
$    6,563,171         $    1,265,363         $       93,080         $      800,162         $    3,184,158         $   10,523,415
==============         ==============         ==============         ==============         ==============         ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Concluded)
                                December 31, 2006

                                      VIP Dynamic
                                        Capital
                                      Appreciation           VIP Mid Cap
                                       Subaccount             Subaccount
                                    (Service Class 2)      (Service Class 2)
                                    -----------------      -----------------
Assets:
  Investments at market value         $      329,187         $   10,709,915
                                      --------------         --------------
      Total Assets ..........                329,187             10,709,915
                                      --------------         --------------
Liabilities:
  Payables:
    Insurance charges .......                     24                    947
    Administrative fees .....                      3                     88
    Equity protection fees ..                     --                     --
                                      --------------         --------------
      Total Liabilities .....                     27                  1,035
                                      --------------         --------------
Net Assets:                           $      329,160         $   10,708,880
                                      ==============         ==============

   The accompanying notes are an integral part of these financial statements.

                      [This page intentionally left blank]

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      For the year ended December 31, 2006

                                                                                        AllianceBernstein     AllianceBernstein
                                                 AIM V.I.              AIM V.I.             Growth and            Large Cap
                                               Core Equity          Premier Equity            Income                Growth
                                                Subaccount            Subaccount            Subaccount            Subaccount
                                                (Series I)            (Series I)             (Class B)             (Class B)
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $        5,433        $       12,387        $           --        $           --
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................                9,941                 5,241                10,375                13,489
  Administrative fees .................                1,102                   580                   886                 1,332
  Equity protection fees ..............                   --                    --                    --                    --
                                              --------------        --------------        --------------        --------------
    Total expenses ....................               11,043                 5,821                11,261                14,821
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....               (5,610)                6,566               (11,261)              (14,821)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                   --                    --                    --                    --
    Realized gain (loss) on sale of
      investments .....................                9,117               161,380               235,487               300,419
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............                9,117               161,380               235,487               300,419
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................               77,205              (109,098)             (146,119)             (301,371)
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $       80,712        $       58,848        $       78,107        $      (15,773)
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                            American Funds
 American Funds       American Funds          Growth and                                Credit Suisse          Delaware VIP
 Global Growth            Growth                Income               Capital            Trust Emerging             REIT
   Subaccount           Subaccount            Subaccount           Appreciation            Markets              Subaccount
    (Class 2)            (Class 2)             (Class 2)            Subaccount            Subaccount         (Standard Class)
--------------        --------------        --------------        --------------        --------------        --------------

$      141,701        $      305,366        $      619,504        $           --        $        1,143        $       65,885
--------------        --------------        --------------        --------------        --------------        --------------

       279,008               640,103               653,544                 7,653                 2,773                15,386
        24,310                56,200                57,728                   827                   307                 1,622
            --                    --                    --                    --                    --                    --
--------------        --------------        --------------        --------------        --------------        --------------
       303,318               696,303               711,272                 8,480                 3,080                17,008
--------------        --------------        --------------        --------------        --------------        --------------
      (161,617)             (390,937)              (91,768)               (8,480)               (1,937)               48,877
--------------        --------------        --------------        --------------        --------------        --------------


            --               235,529               911,477                65,133                 2,808               219,671

       231,661               291,657               207,433               271,220                27,263               695,376
--------------        --------------        --------------        --------------        --------------        --------------
       231,661               527,186             1,118,910               336,353                30,071               915,047
--------------        --------------        --------------        --------------        --------------        --------------

     2,661,079             2,818,644             3,802,446              (345,707)               26,882              (712,078)
--------------        --------------        --------------        --------------        --------------        --------------

$    2,731,123        $    2,954,893        $    4,829,588        $      (17,834)       $       55,016        $      251,846
==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                                                                    FAMVS
                                                                     Dreyfus VIF                                   Mercury
                                               Dreyfus VIF            Developing             DWS VIT                Global
                                               Appreciation            Leaders           Small Cap Index       Allocation V.I.
                                                Subaccount            Subaccount            Subaccount            Subaccount
                                             (Initial Shares)      (Initial Shares)          (Class A)            (Class III)
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $       10,881        $        6,810        $        2,303        $           --
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................                9,288                22,336                 4,396                 1,837
  Administrative fees .................                1,058                 2,545                   525                   164
  Equity protection fees ..............                   --                    --                    --                    --
                                              --------------        --------------        --------------        --------------
    Total expenses ....................               10,346                24,881                 4,921                 2,001
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....                  535               (18,071)               (2,618)               (2,001)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                   --               140,830                15,406                    --
    Realized gain (loss) on sale of
      investments .....................               72,429                61,721               102,366                48,959
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............               72,429               202,551               117,772                48,959
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................               31,178              (143,045)              (55,767)              (18,771)
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $      104,142        $       41,435        $       59,387        $       28,187
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

    FAMVS                 FTVIPT                 FTVIPT                                     FTVIPT                FTVIPT
Mercury Value            Franklin               Franklin               FTVIPT             Templeton             Templeton
Opportunities             Income             Small/Mid Cap         Mutual Shares          Developing             Foreign
     V.I.               Securities         Growth Securities         Securities       Markets Securities        Securities
  Subaccount            Subaccount             Subaccount            Subaccount           Subaccount            Subaccount
  (Class III)            (Class 2)              (Class 2)             (Class 2)            (Class 2)             (Class 2)
--------------        --------------        --------------        --------------        --------------        --------------

$           58        $       91,135        $           --        $           --        $       61,982        $      124,898
--------------        --------------        --------------        --------------        --------------        --------------

         9,655                44,853                33,982                37,495                95,995               171,837
           862                 3,990                 3,126                 3,344                 8,340                14,890
            --                    --                    --                    --                    --                    --
--------------        --------------        --------------        --------------        --------------        --------------
        10,517                48,843                37,108                40,839               104,335               186,727
--------------        --------------        --------------        --------------        --------------        --------------
       (10,459)               42,292               (37,108)              (40,839)              (42,353)              (61,829)
--------------        --------------        --------------        --------------        --------------        --------------


       202,338                12,190                    --                    --                    --                    --

      (467,093)                8,950                61,791             1,254,183               179,765               115,217
--------------        --------------        --------------        --------------        --------------        --------------
      (264,755)               21,140                61,791             1,254,183               179,765               115,217
--------------        --------------        --------------        --------------        --------------        --------------

       463,123               345,878               102,248              (757,447)            1,119,673             1,698,267
--------------        --------------        --------------        --------------        --------------        --------------

$      187,909        $      409,310        $      126,931        $      455,897        $    1,257,085        $    1,751,655
==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                  FTVIPT
                                                Templeton                                                        Janus Aspen
                                                  Growth                                   Janus Aspen           Global Life
                                                Securities                                   Balanced              Sciences
                                                Subaccount         High Yield Bond          Subaccount            Subaccount
                                                 (Class 2)            Subaccount         (Service Shares)      (Service Shares)
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $           --        $        2,349        $           --        $           --
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................               27,366                   150                11,637                 9,931
  Administrative fees .................                2,411                    18                 1,327                 1,103
  Equity protection fees ..............                   --                    --                    --                    --
                                              --------------        --------------        --------------        --------------
    Total expenses ....................               29,777                   168                12,964                11,034
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....              (29,777)                2,181               (12,964)              (11,034)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                   --                   187                    --                    --
    Realized gain (loss) on sale of
      investments .....................              791,090                  (707)              421,698                33,064
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............              791,090                  (520)              421,698                33,064
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................             (349,618)                 (836)             (319,295)               12,562
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $      411,695        $          825        $       89,439        $       34,592
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                                                                    LMPIS
  Janus Aspen                                Janus Aspen                                                          Premier
     Global            Janus Aspen            Worldwide               Lazard                LMPIS                Selections
   Technology         Mid Cap Growth            Growth              Retirement             Dividend               All Cap
   Subaccount           Subaccount            Subaccount            Small Cap              Strategy                Growth
(Service Shares)     (Service Shares)      (Service Shares)         Subaccount            Subaccount             Subaccount
 --------------       --------------        --------------        --------------        --------------        --------------

 $           --       $           --        $       14,883        $           --        $       16,312        $           --
 --------------       --------------        --------------        --------------        --------------        --------------

          6,445               17,081                12,847                25,019                14,287                 6,014
            717                1,560                 1,403                 2,287                 1,113                   492
             --                   --                    --                    --                    --                    --
 --------------       --------------        --------------        --------------        --------------        --------------
          7,162               18,641                14,250                27,306                15,400                 6,506
 --------------       --------------        --------------        --------------        --------------        --------------
         (7,162)             (18,641)                  633               (27,306)                  912                (6,506)
 --------------       --------------        --------------        --------------        --------------        --------------


             --                   --                    --               149,364                    --                10,858

         18,021               62,919                21,816                74,111                 4,986                 2,467
 --------------       --------------        --------------        --------------        --------------        --------------
         18,021               62,919                21,816               223,475                 4,986                13,325
 --------------       --------------        --------------        --------------        --------------        --------------

         15,999               62,656               115,984                (4,663)              103,003                 9,538
 --------------       --------------        --------------        --------------        --------------        --------------

 $       26,858       $      106,934        $      138,433        $      191,506        $      108,901        $       16,357
==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                  LMPVPV                LMPVPI                LMPVPI                LMPVPI
                                             Small Cap Growth          All Cap              Investors          Large Cap Growth
                                               Opportunities           Subaccount            Subaccount            Subaccount
                                                Subaccount             (Class I)             (Class I)             (Class I)
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $           --        $       79,040        $       65,362        $           --
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................               30,304                84,887                56,895                 8,138
  Administrative fees .................                2,593                 9,065                 6,093                   848
  Equity protection fees ..............                   --                    --                    --                    --
                                              --------------        --------------        --------------        --------------
    Total expenses ....................               32,897                93,952                62,988                 8,986
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....              (32,897)              (14,912)                2,374                (8,986)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........              116,902               214,126                93,969                    --
    Realized gain (loss) on sale of
      investments .....................               24,902               239,763               132,784                26,283
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............              141,804               453,889               226,753                26,283
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................               67,141               474,324               393,715               (18,864)
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $      176,048        $      913,301        $      622,842        $       (1,567)
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                         LMPVPII                                      LMPVPII
     LMPVPI             Aggressive                                  Diversified            LMPVPII               LMPVPII
Small Cap Growth          Growth                LMPVPII              Strategic           Equity Index          Equity Index
   Subaccount           Subaccount            Appreciation             Income             Subaccount            Subaccount
    (Class I)            (Class I)             Subaccount            Subaccount            (Class I)            (Class II)
 --------------       --------------        --------------        --------------        --------------        --------------

 $           --       $           --        $       75,047        $      180,316        $    7,252,242        $       90,130
 --------------       --------------        --------------        --------------        --------------        --------------

         41,161                5,738               111,528                48,909             5,672,855               105,088
          3,956                  595                10,333                 4,560               677,342                10,150
             --                   --                    --                    --             7,216,770                    --
 --------------       --------------        --------------        --------------        --------------        --------------
         45,117                6,333               121,861                53,469            13,566,967               115,238
 --------------       --------------        --------------        --------------        --------------        --------------
        (45,117)              (6,333)              (46,814)              126,847            (6,314,725)              (25,108)
 --------------       --------------        --------------        --------------        --------------        --------------


        125,378                   --               197,190                    --             5,674,154                84,847

         61,301                3,226               126,190                (6,884)            2,651,186               126,897
 --------------       --------------        --------------        --------------        --------------        --------------
        186,679                3,226               323,380                (6,884)            8,325,340               211,744
 --------------       --------------        --------------        --------------        --------------        --------------

        131,080               40,074               553,523               (15,497)           49,389,505               632,637
 --------------       --------------        --------------        --------------        --------------        --------------

 $      272,642       $       36,967        $      830,089        $      104,466        $   51,400,120        $      819,273
 ==============       ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                       LMPVPII
                                                 LMPVPII              Growth and             LMPVPIII              LMPVPIII
                                               Fundamental              Income           Adjustable Rate          Aggressive
                                                  Value               Subaccount              Income                Growth
                                                Subaccount             (Class I)            Subaccount            Subaccount
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $      143,651        $          685        $      130,142        $           --
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................              150,524                 2,365                42,186               245,476
  Administrative fees .................               13,678                   256                 3,870                22,785
  Equity protection fees ..............                   --                    --                    --                    --
                                              --------------        --------------        --------------        --------------
    Total expenses ....................              164,202                 2,621                46,056               268,261
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....              (20,551)               (1,936)               84,086              (268,261)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........              364,328                 1,172                    --                16,701
    Realized gain (loss) on sale of
      investments .....................              178,745                 1,706                    28               257,549
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............              543,073                 2,878                    28               274,250
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................              734,787                16,732               (25,544)              962,175
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $    1,257,309        $       17,674        $       58,570        $      968,164
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                         LMPVPIII               LMPVPIII                                                         LMPVPIII
    LMPVPIII          International            Large Cap              LMPVPIII              LMPVPIII              Money
  High Income         All Cap Growth             Growth           Large Cap Value         Mid Cap Core            Market
   Subaccount           Subaccount             Subaccount            Subaccount            Subaccount           Subaccount
--------------        --------------        --------------        --------------        --------------        --------------

$      392,098        $        7,258        $        6,909        $       15,897        $       17,687        $      305,674
--------------        --------------        --------------        --------------        --------------        --------------

        80,749                 4,612                69,824                17,227                46,922               108,285
         7,461                   515                 6,730                 1,876                 4,694                10,062
            --                    --                    --                    --                    --                    --
--------------        --------------        --------------        --------------        --------------        --------------
        88,210                 5,127                76,554                19,103                51,616               118,347
--------------        --------------        --------------        --------------        --------------        --------------
       303,888                 2,131               (69,645)               (3,206)              (33,929)              187,327
--------------        --------------        --------------        --------------        --------------        --------------


            --                 7,419                    --                23,388               403,780                    --

       (12,729)               12,994                86,995                10,883                40,042                    --
--------------        --------------        --------------        --------------        --------------        --------------
       (12,729)               20,413                86,995                34,271               443,822                    --
--------------        --------------        --------------        --------------        --------------        --------------

       140,717                52,622               104,348               161,840               (24,491)                   --
--------------        --------------        --------------        --------------        --------------        --------------

$      431,876        $       75,166        $      121,698        $      192,905        $      385,402        $      187,327
==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                                             LMPVPIV              LMPVPIV
                                                                       LMPVPIV               Multiple             Multiple
                                                                       Multiple             Discipline           Discipline
                                                  LMPVPIII            Discipline            Subaccount-          Subaccount-
                                              Social Awareness        Subaccount-            Balanced          Global All Cap
                                                   Stock            All Cap Growth        All Cap Growth           Growth
                                                 Subaccount            and Value             and Value            and Value
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $          127        $      134,453        $      339,481        $      122,236
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................                  363               390,012               385,390               184,881
  Administrative fees .................                   44                32,690                32,117                15,246
  Equity protection fees ..............                   --                    --                    --                    --
                                              --------------        --------------        --------------        --------------
    Total expenses ....................                  407               422,702               417,507               200,127
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....                 (280)             (288,249)              (78,026)              (77,891)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                   --             1,015,203               642,739               273,044
    Realized gain (loss) on sale of
      investments .....................                  879               341,143               136,391               145,227
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............                  879             1,356,346               779,130               418,271
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................                1,058             1,283,523             1,042,932               893,573
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $        1,657        $    2,351,620        $    1,744,036        $    1,233,953
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

    LMPVPIV
    Multiple
   Discipline           Lord Abbett                                                           MIST
   Subaccount-           Growth and           Lord Abbett                                 Batterymarch        MIST BlackRock
   Large Cap               Income            Mid Cap Value            Managed            Mid Cap Stock          High Yield
     Growth              Subaccount            Subaccount              Assets              Subaccount           Subaccount
    and Value            (Class VC)            (Class VC)            Subaccount             (Class A)            (Class A)
--------------        --------------        --------------        --------------        --------------        --------------

$       31,432        $       66,347        $       36,418        $        3,980        $           --        $           --
--------------        --------------        --------------        --------------        --------------        --------------

        70,231                87,374               119,528                   884                11,112                17,746
         5,868                 7,674                10,527                   104                 1,235                 1,965
            --                    --                    --                    --                    --                    --
--------------        --------------        --------------        --------------        --------------        --------------
        76,099                95,048               130,055                   988                12,347                19,711
--------------        --------------        --------------        --------------        --------------        --------------
       (44,667)              (28,701)              (93,637)                2,992               (12,347)              (19,711)
--------------        --------------        --------------        --------------        --------------        --------------


       103,015               177,790               567,434                 5,399                    --                    --

        17,083                25,967                43,429                12,199               (12,314)                1,080
--------------        --------------        --------------        --------------        --------------        --------------
       120,098               203,757               610,863                17,598               (12,314)                1,080
--------------        --------------        --------------        --------------        --------------        --------------

       306,674               554,425               186,864               (13,401)              (36,589)              122,300
--------------        --------------        --------------        --------------        --------------        --------------

$      382,105        $      729,481        $      704,090        $        7,189        $      (61,250)       $      103,669
==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                                           MIST Harris            MIST Janus
                                              MIST BlackRock         MIST Dreman             Oakmark               Capital
                                              Large Cap Core       Small Cap Value        International          Appreciation
                                                Subaccount            Subaccount            Subaccount            Subaccount
                                                 (Class A)             (Class A)             (Class A)             (Class A)
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $           --        $          764        $           --        $           --
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................               12,448                 1,336                39,893                15,869
  Administrative fees .................                1,194                   110                 3,530                 1,705
  Equity protection fees ..............                   --                    --                    --                    --
                                              --------------        --------------        --------------        --------------
    Total expenses ....................               13,642                 1,446                43,423                17,574
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....              (13,642)                 (682)              (43,423)              (17,574)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                   --                   441                    --                    --
    Realized gain (loss) on sale of
      investments .....................                 (920)                  169                   788                (4,565)
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............                 (920)                  610                   788                (4,565)
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................               82,020                12,968               397,022                65,526
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $       67,458        $       12,896        $      354,387        $       43,387
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

     MIST                                         MIST                  MIST
  Legg Mason               MIST               Lord Abbett           Lord Abbett          MIST Met/AIM         MIST Met/AIM
   Partners            Lord Abbett             Growth and             Mid Cap              Capital             Small Cap
Managed Assets        Bond Debenture             Income                Value             Appreciation            Growth
  Subaccount            Subaccount             Subaccount            Subaccount           Subaccount           Subaccount
   (Class A)             (Class A)              (Class B)             (Class B)            (Class A)            (Class A)
--------------        --------------        --------------        --------------        --------------        --------------

$           --        $           --        $           --        $           --        $        3,444        $           --
--------------        --------------        --------------        --------------        --------------        --------------

         1,551                16,747               113,235                 1,144                22,202                 1,422
           186                 1,879                10,265                    98                 2,062                   116
            --                    --                    --                    --                    --                    --
--------------        --------------        --------------        --------------        --------------        --------------
         1,737                18,626               123,500                 1,242                24,264                 1,538
--------------        --------------        --------------        --------------        --------------        --------------
        (1,737)              (18,626)             (123,500)               (1,242)              (20,820)               (1,538)
--------------        --------------        --------------        --------------        --------------        --------------


            --                    --                    --                    --               239,830                 1,494

           326                 2,322                 4,485                   (14)               (9,239)                   24
--------------        --------------        --------------        --------------        --------------        --------------
           326                 2,322                 4,485                   (14)              230,591                 1,518
--------------        --------------        --------------        --------------        --------------        --------------

        11,997                98,607               849,474                15,748              (245,521)                2,517
--------------        --------------        --------------        --------------        --------------        --------------

$       10,586        $       82,303        $      730,459        $       14,492        $      (35,750)       $        2,497
==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                         MIST
                                                MIST MFS(R)        Neuberger Berman        MIST Pioneer          MIST Pioneer
                                                  Value              Real Estate               Fund             Mid Cap Value
                                                Subaccount            Subaccount            Subaccount            Subaccount
                                                 (Class A)             (Class A)             (Class A)             (Class A)
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $       50,135        $           --        $           --        $          280
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................               47,556                35,306                 7,958                 1,247
  Administrative fees .................                4,026                 3,664                   665                   115
  Equity protection fees ..............                   --                    --                    --                    --
                                              --------------        --------------        --------------        --------------
    Total expenses ....................               51,582                38,970                 8,623                 1,362
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....               (1,447)              (38,970)               (8,623)               (1,082)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........              168,641                    --                    --                 1,742
    Realized gain (loss) on sale of
      investments .....................               12,050                21,252                    35                  (203)
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............              180,691                21,252                    35                 1,539
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................              221,324               728,770                54,781                 6,047
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $      400,568        $      711,052        $       46,193        $        6,504
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                           MIST             MSF BlackRock
   MIST Pioneer        Third Avenue           Aggressive          MSF BlackRock         MSF BlackRock          MSF BlackRock
 Strategic Income    Small Cap Value            Growth             Bond Income           Bond Income            Money Market
    Subaccount          Subaccount            Subaccount            Subaccount            Subaccount             Subaccount
     (Class A)           (Class B)             (Class D)             (Class A)             (Class E)              (Class A)
  --------------      --------------        --------------        --------------        --------------        --------------

  $      253,474      $           --        $           --        $           --        $           --        $      155,759
  --------------      --------------        --------------        --------------        --------------        --------------

          57,529              25,493                22,379                36,806                40,370                42,851
           5,317               2,286                 2,329                 4,169                 3,715                 4,808
              --                  --                    --                    --                    --                    --
  --------------      --------------        --------------        --------------        --------------        --------------
          62,846              27,779                24,708                40,975                44,085                47,659
  --------------      --------------        --------------        --------------        --------------        --------------
         190,628             (27,779)              (24,708)              (40,975)              (44,085)              108,100
  --------------      --------------        --------------        --------------        --------------        --------------


              --                  --                    --                    --                    --                    --

           8,752              (2,201)              (18,183)                7,668                 3,098                    --
  --------------      --------------        --------------        --------------        --------------        --------------
           8,752              (2,201)              (18,183)                7,668                 3,098                    --
  --------------      --------------        --------------        --------------        --------------        --------------

         (18,198)            118,682               (25,199)              192,496               172,427                    --
  --------------      --------------        --------------        --------------        --------------        --------------

  $      181,182      $       88,702        $      (68,090)       $      159,189        $      131,440        $      108,100
  ==============      ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                               MSF Capital                                                       MSF MetLife
                                                 Guardian               MSF FI                MSF FI              Aggressive
                                               U.S. Equity            Large Cap           Value Leaders           Allocation
                                                Subaccount            Subaccount            Subaccount            Subaccount
                                                 (Class A)             (Class A)             (Class D)             (Class B)
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $           --        $           --        $           --        $           --
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................                2,243                37,669                89,814                 6,127
  Administrative fees .................                  223                 3,995                 9,051                   481
  Equity protection fees ..............                   --                    --                    --                    --
                                              --------------        --------------        --------------        --------------
    Total expenses ....................                2,466                41,664                98,865                 6,608
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....               (2,466)              (41,664)              (98,865)               (6,608)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                   --                    --                    --                    --
    Realized gain (loss) on sale of
      investments .....................                  671               (34,984)              (27,360)                 (685)
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............                  671               (34,984)              (27,360)                 (685)
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................                8,101                95,685               317,310                39,943
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $        6,306        $       19,037        $      191,085        $       32,650
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                       MSF MetLife                                  MSF MetLife
 MSF MetLife         Conservative to          MSF MetLife           Moderate to                                    MSF
 Conservative            Moderate               Moderate             Aggressive            MSF MFS(R)          Oppenheimer
  Allocation            Allocation             Allocation            Allocation          Total Return         Global Equity
  Subaccount            Subaccount             Subaccount            Subaccount           Subaccount            Subaccount
   (Class B)             (Class B)              (Class B)             (Class B)            (Class F)             (Class B)
--------------        --------------        --------------        --------------        --------------        --------------

$           --        $           --        $           --        $           --        $           --        $           --
--------------        --------------        --------------        --------------        --------------        --------------

           935                 7,172                35,090                46,755               321,777                66,395
            66                   690                 2,895                 3,684                31,335                 6,064
            --                    --                    --                    --                    --                    --
--------------        --------------        --------------        --------------        --------------        --------------
         1,001                 7,862                37,985                50,439               353,112                72,459
--------------        --------------        --------------        --------------        --------------        --------------
        (1,001)               (7,862)              (37,985)              (50,439)             (353,112)              (72,459)
--------------        --------------        --------------        --------------        --------------        --------------


            --                    --                    --                    --                    --                    --

            17                   398                   311                   430                42,282                (5,243)
--------------        --------------        --------------        --------------        --------------        --------------
            17                   398                   311                   430                42,282                (5,243)
--------------        --------------        --------------        --------------        --------------        --------------

         3,402                43,679               188,509               295,882             2,360,289               409,395
--------------        --------------        --------------        --------------        --------------        --------------

$        2,418        $       36,215        $      150,835        $      245,873        $    2,049,459        $      331,693
==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                   MSF               MSF Western           MSF Western
                                              T. Rowe Price        Asset Management      Asset Management
                                             Large Cap Growth      High Yield Bond       U.S. Government
                                                Subaccount            Subaccount            Subaccount           Money Market
                                                 (Class B)             (Class A)             (Class A)            Subaccount
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $           --        $           --        $           --        $       60,547
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................               27,594                   359                   384                19,293
  Administrative fees .................                2,730                    43                    53                 2,142
  Equity protection fees ..............                   --                    --                    --                    --
                                              --------------        --------------        --------------        --------------
    Total expenses ....................               30,324                   402                   437                21,435
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....              (30,324)                 (402)                 (437)               39,112
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                   --                    --                    --                    --
    Realized gain (loss) on sale of
      investments .....................               (1,847)                  936                 1,765                    --
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............               (1,847)                  936                 1,765                    --
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................              219,560                 2,182                   686                    --
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $      187,389        $        2,716        $        2,014        $       39,112
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

   PIMCO VIT             PIMCO VIT             Putnam VT             Putnam VT
  Real Return           Total Return           Discovery           International           Putnam VT          Travelers AIM
   Subaccount            Subaccount              Growth                Equity           Small Cap Value          Capital
(Administrative       (Administrative          Subaccount            Subaccount            Subaccount          Appreciation
     Class)                Class)              (Class IB)            (Class IB)            (Class IB)           Subaccount
--------------        --------------        --------------        --------------        --------------        --------------

$      366,931        $    1,152,229        $           --        $        4,734        $       20,847        $           --
--------------        --------------        --------------        --------------        --------------        --------------

       149,971               410,855                 3,725                11,460                98,712                11,329
        12,980                39,068                   431                 1,234                 9,518                 1,054
            --                    --                    --                    --                    --                    --
--------------        --------------        --------------        --------------        --------------        --------------
       162,951               449,923                 4,156                12,694               108,230                12,383
--------------        --------------        --------------        --------------        --------------        --------------
       203,980               702,306                (4,156)               (7,960)              (87,383)              (12,383)
--------------        --------------        --------------        --------------        --------------        --------------


       228,321               144,752                    --                    --               638,356                11,859

       (41,571)              (39,196)                2,090                31,618               158,908               465,936
--------------        --------------        --------------        --------------        --------------        --------------
       186,750               105,556                 2,090                31,618               797,264               477,795
--------------        --------------        --------------        --------------        --------------        --------------

      (494,852)             (253,755)               28,142               169,937               179,282              (331,891)
--------------        --------------        --------------        --------------        --------------        --------------

$     (104,122)       $      554,107        $       26,076        $      193,595        $      889,163        $      133,521
==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                 Travelers            Travelers                                    Travelers
                                                Convertible          Disciplined            Travelers              Federated
                                                 Securities         Mid Cap Stock         Equity Income            High Yield
                                                 Subaccount           Subaccount            Subaccount             Subaccount
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $       17,934        $        6,827        $      126,785        $      167,659
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................                9,182                 5,440                45,336                 9,366
  Administrative fees .................                1,024                   606                 4,604                 1,044
  Equity protection fees ..............                   --                    --                    --                    --
                                              --------------        --------------        --------------        --------------
    Total expenses ....................               10,206                 6,046                49,940                10,410
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....                7,728                   781                76,845               157,249
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........               28,092               203,671               968,117                    --
    Realized gain (loss) on sale of
      investments .....................              208,280               229,805               701,647                (4,971)
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............              236,372               433,476             1,669,764                (4,971)
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................             (109,462)             (323,924)           (1,279,995)              (98,217)
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $      134,638        $      110,333        $      466,614        $       54,061
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                               Travelers            Travelers             Travelers              Travelers
                                                Managed              Managed               Managed                Managed
                                               Allocation           Allocation            Allocation         Allocation Series:
   Travelers             Travelers              Series:              Series:               Series:                Moderate-
Federated Stock          Large Cap             Aggressive          Conservative            Moderate              Aggressive
   Subaccount            Subaccount            Subaccount           Subaccount            Subaccount             Subaccount
--------------        --------------        --------------        --------------        --------------        --------------

$        9,598        $        7,094        $        6,717        $        2,444        $       70,756        $       61,854
--------------        --------------        --------------        --------------        --------------        --------------

         2,576                 7,380                 2,248                   437                14,840                15,939
           284                   762                   181                    31                 1,228                 1,250
            --                    --                    --                    --                    --                    --
--------------        --------------        --------------        --------------        --------------        --------------
         2,860                 8,142                 2,429                   468                16,068                17,189
--------------        --------------        --------------        --------------        --------------        --------------
         6,738                (1,048)                4,288                 1,976                54,688                44,665
--------------        --------------        --------------        --------------        --------------        --------------


        79,447                86,810                55,310                 1,466               191,371               267,009

        31,837               214,484               (16,888)               (3,236)              (99,422)             (154,147)
--------------        --------------        --------------        --------------        --------------        --------------
       111,284               301,294                38,422                (1,770)               91,949               112,862
--------------        --------------        --------------        --------------        --------------        --------------

       (97,544)             (253,817)              (21,081)                 (116)              (62,498)              (56,075)
--------------        --------------        --------------        --------------        --------------        --------------

$       20,478        $       46,429        $       21,629        $           90        $       84,139        $      101,452
==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                Travelers
                                                 Managed
                                            Allocation Series:        Travelers             Travelers
                                                 Moderate-             Managed               Mercury           Travelers MFS(R)
                                               Conservative             Income            Large Cap Core       Mid Cap Growth
                                                Subaccount            Subaccount            Subaccount           Subaccount
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $       17,300        $       74,602        $        2,562        $           --
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................                2,946                18,595                 5,874                11,765
  Administrative fees .................                  269                 1,725                   571                 1,225
  Equity protection fees ..............                   --                    --                    --                    --
                                              --------------        --------------        --------------        --------------
    Total expenses ....................                3,215                20,320                 6,445                12,990
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....               14,085                54,282                (3,883)              (12,990)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........               30,840                    --                37,409               135,275
    Realized gain (loss) on sale of
      investments .....................              (20,326)             (270,196)              237,038               295,456
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............               10,514              (270,196)              274,447               430,731
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................              (13,523)              180,748              (201,801)             (258,555)
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $       11,076        $      (35,166)       $       68,763        $      159,186
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                              Travelers                                                          Travelers
                                               Mondrian                                   Travelers               Pioneer
Travelers MFS(R)     Travelers MFS(R)        International           Travelers             Pioneer               Strategic
 Total Return            Value                  Stock              Pioneer Fund         Mid Cap Value              Income
  Subaccount           Subaccount             Subaccount            Subaccount            Subaccount             Subaccount
 --------------       --------------        --------------        --------------        --------------        --------------

 $      372,771       $           --        $      119,775        $        6,625        $            2        $           --
 --------------       --------------        --------------        --------------        --------------        --------------

        138,870               20,598                17,522                 3,704                   334                23,785
         13,418                1,749                 1,526                   308                    28                 2,200
             --                   --                    --                    --                    --                    --
 --------------       --------------        --------------        --------------        --------------        --------------
        152,288               22,347                19,048                 4,012                   362                25,985
 --------------       --------------        --------------        --------------        --------------        --------------
        220,483              (22,347)              100,727                 2,613                  (360)              (25,985)
 --------------       --------------        --------------        --------------        --------------        --------------


        404,610               21,703               134,651                    --                    --                    --

        120,530              252,738               661,275                82,602                 2,645               (34,989)
 --------------       --------------        --------------        --------------        --------------        --------------
        525,140              274,441               795,926                82,602                 2,645               (34,989)
 --------------       --------------        --------------        --------------        --------------        --------------

        120,802               22,050              (450,842)              (48,109)                  199               102,849
 --------------       --------------        --------------        --------------        --------------        --------------

 $      866,425       $      274,144        $      445,811        $       37,106        $        2,484        $       41,875
 ==============       ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                                         Travelers Style       Travelers Style
                                                 Travelers            Travelers           Focus Series:         Focus Series:
                                                Quality Bond       Strategic Equity      Small Cap Growth      Small Cap Value
                                                 Subaccount           Subaccount            Subaccount            Subaccount
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $      257,301        $       10,496        $            6        $            4
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................               18,655                12,870                   523                   382
  Administrative fees .................                2,117                 1,387                    41                    30
  Equity protection fees ..............                   --                    --                    --                    --
                                              --------------        --------------        --------------        --------------
    Total expenses ....................               20,772                14,257                   564                   412
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....              236,529                (3,761)                 (558)                 (408)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                   --               115,083                 2,346                   196
    Realized gain (loss) on sale of
      investments .....................             (340,164)              206,505                 9,858                 8,530
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............             (340,164)              321,588                12,204                 8,726
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................               65,976              (197,193)                 (801)                 (553)
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $      (37,659)       $      120,634        $       10,845        $        7,765
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

   Travelers             Travelers           Van Kampen LIT       Van Kampen LIT        Van Kampen LIT
U.S. Government          Van Kampen             Comstock            Enterprise         Strategic Growth     VIP Contrafund(R)
   Securities            Enterprise            Subaccount           Subaccount            Subaccount           Subaccount
   Subaccount            Subaccount            (Class II)           (Class II)             (Class I)        (Service Class 2)
--------------        --------------        --------------        --------------        --------------      -----------------

$        3,215        $           76        $       15,872        $           37        $           --        $       30,634
--------------        --------------        --------------        --------------        --------------        --------------

           366                   803                16,721                   957                12,557                41,701
            42                    80                 1,854                   109                 1,232                 4,628
            --                    --                    --                    --                    --                    --
--------------        --------------        --------------        --------------        --------------        --------------
           408                   883                18,575                 1,066                13,789                46,329
--------------        --------------        --------------        --------------        --------------        --------------
         2,807                  (807)               (2,703)               (1,029)              (13,789)              (15,695)
--------------        --------------        --------------        --------------        --------------        --------------


           782                 6,188                73,793                    --                    --               256,844

        (5,608)                3,333                32,563                    65                (1,737)              143,449
--------------        --------------        --------------        --------------        --------------        --------------
        (4,826)                9,521               106,356                    65                (1,737)              400,293
--------------        --------------        --------------        --------------        --------------        --------------

          (888)               (4,250)               65,154                 3,631                19,800               (98,796)
--------------        --------------        --------------        --------------        --------------        --------------

$       (2,907)       $        4,464        $      168,807        $        2,667        $        4,274        $      285,802
==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Concluded)
                      For the year ended December 31, 2006

                                                                    VIP Dynamic
                                                                      Capital                 VIP
                                             VIP Contrafund(R)      Appreciation            Mid Cap
                                                Subaccount           Subaccount            Subaccount
                                              (Service Class)     (Service Class 2)     (Service Class 2)
                                              ---------------     -----------------     -----------------
Investment Income:
  Dividends ...........................       $      108,189        $          741        $       16,976
                                              --------------        --------------        --------------
Expenses:
  Insurance charges ...................              162,805                 4,367               161,535
  Administrative fees .................               14,343                   478                15,022
  Equity protection fees ..............                   --                    --                    --
                                              --------------        --------------        --------------
    Total expenses ....................              177,148                 4,845               176,557
                                              --------------        --------------        --------------
      Net investment income (loss) ....              (68,959)               (4,104)             (159,581)
                                              --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........              830,067                 8,756             1,131,885
    Realized gain (loss) on sale of
      investments .....................              192,551                 7,866                91,450
                                              --------------        --------------        --------------
      Realized gain (loss) ............            1,022,618                16,622             1,223,335
                                              --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................              (60,008)               23,018               (94,192)
                                              --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $      893,651        $       35,536        $      969,562
                                              ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                      [This page intentionally left blank]

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENTS OF CHANGES IN NET ASSETS
                 For the years ended December 31, 2006 and 2005

                                              AIM V.I.                      AIM V.I.                 AllianceBernstein
                                            Core Equity                  Premier Equity              Growth and Income
                                        Subaccount (Series I)         Subaccount (Series I)         Subaccount (Class B)
                                     --------------------------    --------------------------    --------------------------
                                         2006           2005           2006           2005           2006           2005
                                     -----------    -----------    -----------    -----------    -----------    -----------
Operations:
  Net investment income (loss) ...   $    (5,610)   $        --    $     6,566    $    (8,206)   $   (11,261)   $    (9,310)
  Realized gain (loss) ...........         9,117             --        161,380         10,017        235,487          4,367
  Change in unrealized gain (loss)
    on investments ...............        77,205             --       (109,098)        43,551       (146,119)        50,146
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      operations .................        80,712             --         58,848         45,362         78,107         45,203
                                     -----------    -----------    -----------    -----------    -----------    -----------
Unit Transactions:
  Participant purchase payments ..            --             --            775             --          2,943        521,215
  Participant transfers from other
    funding options ..............     1,199,802             --          4,855         11,724        203,978        387,567
  Growth rate intra-fund
    transfers in .................            --             --             --             --             --             --
  Administrative charges .........          (251)            --             (5)          (270)            --           (172)
  Contract surrenders ............      (218,338)            --        (27,807)       (97,615)        (2,158)        (9,881)
  Participant transfers to other
    funding options ..............       (79,312)            --     (1,196,919)       (31,202)    (1,946,823)        (5,009)
  Growth rate intra-fund
    transfers out ................            --             --             --             --             --             --
  Other receipts/(payments) ......            --             --         (9,242)       (36,570)            --             --
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........       901,901             --     (1,228,343)      (153,933)    (1,742,060)       893,720
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets .................       982,613             --     (1,169,495)      (108,571)    (1,663,953)       938,923
                                     -----------    -----------    -----------    -----------    -----------    -----------
Net Assets:
  Beginning of year ..............            --             --      1,169,495      1,278,066      1,663,953        725,030
                                     -----------    -----------    -----------    -----------    -----------    -----------
  End of year ....................   $   982,613    $        --    $        --    $ 1,169,495    $        --    $ 1,663,953
                                     ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

   AllianceBernstein                 American Funds                 American Funds               American Funds
    Large Cap Growth                 Global Growth                      Growth                 Growth and Income
  Subaccount (Class B)            Subaccount (Class 2)           Subaccount (Class 2)         Subaccount (Class 2)
--------------------------    --------------------------    --------------------------    --------------------------
    2006           2005           2006           2005           2006           2005           2006           2005
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

$   (14,821)   $   (39,970)   $  (161,617)   $  (104,128)   $  (390,937)   $  (210,495)   $   (91,768)   $   (31,561)
    300,419          9,887        231,661         24,717        527,186          7,363      1,118,910        135,609

   (301,371)       384,572      2,661,079      1,396,822      2,818,644      3,790,974      3,802,446      1,336,027
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    (15,773)       354,489      2,731,123      1,317,411      2,954,893      3,587,842      4,829,588      1,440,075
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

      5,108        441,647        555,287      3,848,098      1,531,074     10,062,373      1,066,440     11,359,694

     33,267         50,978      2,420,135      4,165,798      4,263,077      9,371,242      4,500,210      9,000,077

         --             --             --        239,674             --        236,801             --        115,311
         --           (701)        (2,832)        (1,439)        (7,294)        (3,944)        (7,885)        (4,388)
    (16,442)       (82,693)      (456,804)      (163,300)    (1,116,063)      (414,063)      (897,491)      (813,268)

 (2,704,887)      (154,817)      (717,946)      (288,370)      (964,146)      (692,590)    (1,262,644)      (469,689)

         --             --             --       (239,673)            --       (236,801)            --       (115,311)
         --             --       (131,139)       (97,270)      (234,405)       (77,773)      (270,534)      (121,188)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


 (2,682,954)       254,414      1,666,701      7,463,518      3,472,243     18,245,245      3,128,096     18,951,238
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

 (2,698,727)       608,903      4,397,824      8,780,929      6,427,136     21,833,087      7,957,684     20,391,313
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

  2,698,727      2,089,824     13,731,815      4,950,886     33,576,524     11,743,437     34,468,446     14,077,133
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$        --    $ 2,698,727    $18,129,639    $13,731,815    $40,003,660    $33,576,524    $42,426,130    $34,468,446
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                      Credit Suisse Trust
                                        Capital Appreciation            Emerging Markets            Delaware VIP REIT
                                             Subaccount                    Subaccount           Subaccount (Standard Class)
                                     --------------------------    --------------------------    --------------------------
                                         2006           2005           2006           2005           2006           2005
                                     -----------    -----------    -----------    -----------    -----------    -----------
Operations:
  Net investment income (loss) ...   $    (8,480)   $   (21,399)   $    (1,937)   $    (1,197)   $    48,877    $     6,267
  Realized gain (loss) ...........       336,353         24,188         30,071          2,319        915,047        186,288
  Change in unrealized gain (loss)
    on investments ...............      (345,707)       217,206         26,882         36,322       (712,078)       (55,646)
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      operations .................       (17,834)       219,995         55,016         37,444        251,846        136,909
                                     -----------    -----------    -----------    -----------    -----------    -----------
Unit Transactions:
  Participant purchase payments ..        27,696         62,323            800            201         53,713        249,547
  Participant transfers from other
    funding options ..............       114,813        172,822         10,369            400        261,227        547,418
  Growth rate intra-fund
    transfers in .................            --             --             --             --             --             --
  Administrative charges .........            (3)          (376)           (85)           (65)            (4)          (768)
  Contract surrenders ............       (14,075)       (86,425)        (2,427)        (3,050)       (48,613)       (86,581)
  Participant transfers to other
    funding options ..............    (1,745,822)       (61,217)        (6,150)          (201)    (3,555,037)      (153,155)
  Growth rate intra-fund
    transfers out ................            --             --             --             --             --             --
  Other receipts/(payments) ......            --         (7,995)           358             --        (27,165)       (16,000)
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........    (1,617,391)        79,132          2,865         (2,715)    (3,315,879)       540,461
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets .................    (1,635,225)       299,127         57,881         34,729     (3,064,033)       677,370
Net Assets:
  Beginning of year ..............     1,635,225      1,336,098        181,472        146,743      3,064,033      2,386,663
                                     -----------    -----------    -----------    -----------    -----------    -----------
  End of year ....................   $        --    $ 1,635,225    $   239,353    $   181,472    $        --    $ 3,064,033
                                     ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                     Dreyfus VIF                     DWS VIT                     FAMVS Mercury
 Dreyfus VIF Appreciation         Developing Leaders             Small Cap Index             Global Allocation V.I.
Subaccount (Initial Shares)   Subaccount (Initial Shares)      Subaccount (Class A)          Subaccount (Class III)
--------------------------    --------------------------    --------------------------    --------------------------
    2006           2005           2006           2005           2006           2005           2006           2005
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

$       535    $   (17,656)   $   (18,071)   $   (27,891)   $    (2,618)   $    (4,762)   $    (2,001)   $     3,587
     72,429         26,352        202,551         80,874        117,772         40,624         48,959          1,562

     31,178         25,538       (143,045)        22,829        (55,767)       (20,900)       (18,771)        13,600
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    104,142         34,234         41,435         75,812         59,387         14,962         28,187         18,749
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

         --          1,320          3,999          3,675             --             --          6,580        148,632

     38,619          5,817         48,924         16,033             --         13,636         14,239         80,173

         --             --             --             --             --             --             --             --
       (214)          (271)          (444)          (511)           (95)          (121)            --            (47)
    (67,190)       (18,133)      (106,610)      (174,267)       (53,856)       (12,199)        (1,901)       (13,546)

   (404,112)      (171,392)      (159,987)      (112,451)       (86,011)       (74,352)      (369,075)       (22,465)

         --             --             --             --             --             --             --             --
         --             --             --        (35,400)      (203,754)            --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


   (432,897)      (182,659)      (214,118)      (302,921)      (343,716)       (73,036)      (350,157)       192,747
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

   (328,755)      (148,425)      (172,683)      (227,109)      (284,329)       (58,074)      (321,970)       211,496

  1,049,986      1,198,411      1,783,218      2,010,327        616,422        674,496        321,970        110,474
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$   721,231    $ 1,049,986    $ 1,610,535    $ 1,783,218    $   332,093    $   616,422    $        --    $   321,970
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                               FAMVS                     FTVIPT Franklin              FTVIPT Franklin
                                    Mercury Value Opportunities         Income Securities           Small/Mid Cap Growth
                                     V.I. Subaccount (Class III)       Subaccount (Class 2)    Securities Subaccount (Class 2)
                                     --------------------------    --------------------------  ------------------------------
                                         2006           2005           2006           2005           2006           2005
                                     -----------    -----------    -----------    -----------    -----------    -----------
Operations:
  Net investment income (loss) ...   $   (10,459)   $    (4,608)   $    42,292    $    (4,443)   $   (37,108)   $   (33,593)
  Realized gain (loss) ...........      (264,755)       589,757         21,140            (42)        61,791         22,549
  Change in unrealized gain (loss)
    on investments ...............       463,123       (451,466)       345,878        (10,416)       102,248         96,909
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      operations .................       187,909        133,683        409,310        (14,901)       126,931         85,865
                                     -----------    -----------    -----------    -----------    -----------    -----------
Unit Transactions:
  Participant purchase payments ..        26,596        793,913        660,566        663,595             --        231,047
  Participant transfers from other
    funding options ..............       234,279        800,718      1,530,241        805,555         90,181        472,445
  Growth rate intra-fund
    transfers in .................            --             --             --             --             --             --
  Administrative charges .........            --            (86)          (367)           (22)          (509)          (523)
  Contract surrenders ............       (27,109)       (13,931)       (73,301)        (3,038)       (89,449)       (82,215)
  Participant transfers to other
    funding options ..............    (2,020,674)      (181,412)      (171,646)       (24,256)      (279,435)      (173,538)
  Growth rate intra-fund
    transfers out ................            --             --             --             --             --             --
  Other receipts/(payments) ......            --             --           (843)            --         (9,129)       (15,930)
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........    (1,786,908)     1,399,202      1,944,650      1,441,834       (288,341)       431,286
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets .................    (1,598,999)     1,532,885      2,353,960      1,426,933       (161,410)       517,151
Net Assets:
  Beginning of year ..............     1,598,999         66,114      1,426,933             --      2,128,212      1,611,061
                                     -----------    -----------    -----------    -----------    -----------    -----------
  End of year ....................   $        --    $ 1,598,999    $ 3,780,893    $ 1,426,933    $ 1,966,802    $ 2,128,212
                                     ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

       FTVIPT Mutual               FTVIPT Templeton               FTVIPT Templeton             FTVIPT Templeton
     Shares Securities           Developing Markets             Foreign Securities           Growth Securities
   Subaccount (Class 2)     Securities Subaccount (Class 2)     Subaccount (Class 2)         Subaccount (Class 2)
--------------------------  ------------------------------  --------------------------    --------------------------
    2006           2005           2006           2005           2006           2005           2006           2005
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

$   (40,839)   $   (41,024)   $   (42,353)   $   (15,416)   $   (61,829)   $   (39,235)   $   (29,777)   $   (20,738)
  1,254,183         68,964        179,765         21,335        115,217         26,438        791,090         23,541

   (757,447)       420,345      1,119,673        667,307      1,698,267        573,722       (349,618)       258,647
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    455,897        448,285      1,257,085        673,226      1,751,655        560,925        411,695        261,450
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    300,726      1,811,290        425,652      1,713,562        382,320      2,486,691        289,322      1,576,210

    652,091      2,283,766      1,260,702      1,738,871      1,490,020      3,460,190        576,258      1,887,013

         --             --             --             --             --             --             --             --
         (6)          (692)        (1,097)          (499)        (1,607)          (869)            --           (320)
    (60,889)      (213,614)      (140,456)       (58,635)      (282,779)       (82,529)       (28,310)       (81,008)

 (7,658,413)      (659,561)      (811,201)      (253,625)      (495,256)      (361,137)    (5,652,231)      (418,213)

         --             --             --             --             --             --             --             --
    (19,247)       (52,246)        (5,994)      (165,051)       (41,337)      (164,179)          (274)           (69)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


 (6,785,738)     3,168,943        727,606      2,974,623      1,051,361      5,338,167     (4,815,235)     2,963,613
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

 (6,329,841)     3,617,228      1,984,691      3,647,849      2,803,016      5,899,092     (4,403,540)     3,225,063

  6,329,841      2,712,613      4,430,843        782,994      8,294,526      2,395,434      4,403,540      1,178,477
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$        --    $ 6,329,841    $ 6,415,534    $ 4,430,843    $11,097,542    $ 8,294,526    $        --    $ 4,403,540
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                                                        Janus Aspen
                                           High Yield Bond            Janus Aspen Balanced          Global Life Sciences
                                              Subaccount           Subaccount (Service Shares)   Subaccount (Service Shares)
                                     --------------------------    --------------------------    --------------------------
                                         2006           2005           2006           2005           2006           2005
                                     -----------    -----------    -----------    -----------    -----------    -----------
Operations:
  Net investment income (loss) ...   $     2,181    $      (430)   $   (12,964)   $    15,777    $   (11,034)   $   (10,997)
  Realized gain (loss) ...........          (520)          (256)       421,698         29,223         33,064         26,383
  Change in unrealized gain (loss)
    on investments ...............          (836)           626       (319,295)       113,779         12,562         59,035
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      operations .................           825            (60)        89,439        158,779         34,592         74,421
                                     -----------    -----------    -----------    -----------    -----------    -----------
Unit Transactions:
  Participant purchase payments ..            --             --          2,641         10,969            800            661
  Participant transfers from other
    funding options ..............         1,052        (47,172)         6,282         61,265         73,620         25,289
  Growth rate intra-fund
    transfers in .................            --             --             --             --             --             --
  Administrative charges .........            --             (9)            --           (830)          (145)          (162)
  Contract surrenders ............          (162)           619        (36,169)      (179,776)       (40,948)       (91,691)
  Participant transfers to other
    funding options ..............       (37,791)        (1,846)    (2,748,692)      (106,004)       (81,852)       (50,451)
  Growth rate intra-fund
    transfers out ................            --             --             --             --             --             --
  Other receipts/(payments) ......            (1)        (1,047)            --        (14,424)            --             --
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........       (36,902)       (49,455)    (2,775,938)      (228,800)       (48,525)      (116,354)
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets .................       (36,077)       (49,515)    (2,686,499)       (70,021)       (13,933)       (41,933)
Net Assets:
  Beginning of year ..............        36,077         85,592      2,686,499      2,756,520        718,106        760,039
                                     -----------    -----------    -----------    -----------    -----------    -----------
  End of year ....................   $        --    $    36,077    $        --    $ 2,686,499    $   704,173    $   718,106
                                     ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

       Janus Aspen                   Janus Aspen                   Janus Aspen
    Global Technology               Mid Cap Growth               Worldwide Growth             Lazard Retirement
Subaccount (Service Shares)   Subaccount (Service Shares)   Subaccount (Service Shares)      Small Cap Subaccount
--------------------------    --------------------------    --------------------------    --------------------------
    2006           2005           2006           2005           2006           2005           2006           2005
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

$    (7,162)   $    (7,575)   $   (18,641)   $   (16,269)   $       633    $    (2,975)   $   (27,306)   $   (16,111)
     18,021          5,645         62,919         12,037         21,816          1,175        223,475         79,513

     15,999         49,139         62,656        104,600        115,984         36,257         (4,663)       (25,959)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     26,858         47,209        106,934        100,368        138,433         34,457        191,506         37,443
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

        822            662          4,079         63,256         11,649         12,751         51,543        734,665

     47,899         53,121         35,820        157,087          7,885         31,667        308,291        473,884

         --             --             --          4,155             --             --             --             --
       (162)          (168)          (196)          (210)          (315)          (328)          (277)          (138)
    (32,936)       (49,427)      (109,796)       (21,631)      (109,726)       (80,977)        (7,120)        (1,379)

   (105,878)       (84,251)       (98,524)       (32,296)       (62,692)       (37,656)    (2,082,991)       (22,344)

         --             --             --         (4,155)            --             --             --             --
         --             --            542             --            (69)            --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    (90,255)       (80,063)      (168,075)       166,206       (153,268)       (74,543)    (1,730,554)     1,184,688
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    (63,397)       (32,854)       (61,141)       266,574        (14,835)       (40,086)    (1,539,048)     1,222,131

    499,178        532,032      1,063,954        797,380        939,278        979,364      1,539,048        316,917
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$   435,781    $   499,178    $ 1,002,813    $ 1,063,954    $   924,443    $   939,278    $        --    $ 1,539,048
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                         LMPIS Premier                LMPVPV Small Cap
                                          LMPIS Dividend               Selections All Cap           Growth Opportunities
                                        Strategy Subaccount             Growth Subaccount                Subaccount
                                     --------------------------    --------------------------    --------------------------
                                         2006           2005           2006           2005           2006           2005
                                     -----------    -----------    -----------    -----------    -----------    -----------
Operations:
  Net investment income (loss) ...   $       912    $       104    $    (6,506)   $    (5,598)   $   (32,897)   $   (20,611)
  Realized gain (loss) ...........         4,986          3,008         13,325          2,515        141,804        148,347
  Change in unrealized gain (loss)
    on investments ...............       103,003         (8,970)         9,538         16,662         67,141        (60,592)
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      operations .................       108,901         (5,858)        16,357         13,579        176,048         67,144
                                     -----------    -----------    -----------    -----------    -----------    -----------
Unit Transactions:
  Participant purchase payments ..            --        234,888             --         19,905         33,398        600,025
  Participant transfers from other
    funding options ..............        38,662        286,165             87         47,697        184,014        269,540
  Growth rate intra-fund
    transfers in .................            --             --             --             --             --             --
  Administrative charges .........          (169)          (128)          (144)          (141)          (310)          (189)
  Contract surrenders ............       (12,235)       (90,696)        (4,105)        (5,237)      (111,094)        (7,858)
  Participant transfers to other
    funding options ..............       (33,032)       (18,207)        (7,324)       (21,224)       (93,734)       (33,376)
  Growth rate intra-fund
    transfers out ................            --             --             --             --             --             --
  Other receipts/(payments) ......        (7,284)       (27,024)            --             --        (13,112)            26
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........       (14,058)       384,998        (11,486)        41,000           (838)       828,168
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets .................        94,843        379,140          4,871         54,579        175,210        895,312
Net Assets:
  Beginning of year ..............       701,189        322,049        330,565        275,986      1,583,912        688,600
                                     -----------    -----------    -----------    -----------    -----------    -----------
  End of year ....................   $   796,032    $   701,189    $   335,436    $   330,565    $ 1,759,122    $ 1,583,912
                                     ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

      LMPVPI All Cap                LMPVPI Investors             LMPVPI Large Cap              LMPVPI Small Cap
   Subaccount (Class I)           Subaccount (Class I)      Growth Subaccount (Class I)   Growth Subaccount (Class I)
--------------------------    --------------------------    --------------------------    --------------------------
    2006           2005           2006           2005           2006           2005           2006           2005
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

$   (14,912)   $   (45,454)   $     2,374    $   (14,887)   $    (8,986)   $   (11,396)   $   (45,117)   $   (39,477)
    453,889        215,082        226,753         97,327         26,283         29,586        186,679        218,922

    474,324        (24,896)       393,715        102,483        (18,864)         9,448        131,080        (85,197)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    913,301        144,732        622,842        184,923         (1,567)        27,638        272,642         94,248
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     18,949        244,988         81,747        121,252             --             --         27,710        245,399

     35,451         66,821        139,432        112,433         34,784          1,282        108,827        176,058

         --          5,653             --             --             --             --             --         35,187
     (1,607)        (1,734)          (693)          (766)          (139)          (141)          (442)          (383)
   (593,305)      (327,205)      (308,993)      (169,894)       (69,622)       (52,091)      (192,573)       (24,614)

   (219,769)      (822,941)      (156,762)      (235,997)      (134,736)      (102,878)       (87,420)       (98,817)

         --         (5,653)            --             --             --             --             --        (35,187)
    (33,560)       (10,482)           180        (60,303)            --             --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


   (793,841)      (850,553)      (245,089)      (233,275)      (169,713)      (153,828)      (143,898)       297,643
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    119,460       (705,821)       377,753        (48,352)      (171,280)      (126,190)       128,744        391,891

  6,015,464      6,721,285      3,855,042      3,903,394        635,274        761,464      2,521,061      2,129,170
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$ 6,134,924    $ 6,015,464    $ 4,232,795    $ 3,855,042    $   463,994    $   635,274    $ 2,649,805    $ 2,521,061
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                                                   LMPVPII Diversified
                                         LMPVPII Aggressive          LMPVPII Appreciation            Strategic Income
                                     Growth Subaccount (Class I)          Subaccount                    Subaccount
                                     --------------------------    --------------------------    --------------------------
                                         2006           2005           2006           2005           2006           2005
                                     -----------    -----------    -----------    -----------    -----------    -----------
Operations:
  Net investment income (loss) ...   $    (6,333)   $    (5,358)   $   (46,814)   $   (45,528)   $   126,847    $   121,253
  Realized gain (loss) ...........         3,226         10,809        323,380         19,749         (6,884)         5,450
  Change in unrealized gain (loss)
    on investments ...............        40,074         24,977        553,523        203,131        (15,497)      (100,055)
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      operations .................        36,967         30,428        830,089        177,352        104,466         26,648
                                     -----------    -----------    -----------    -----------    -----------    -----------
Unit Transactions:
  Participant purchase payments ..            --            512        129,462      1,496,294             --        433,602
  Participant transfers from other
    funding options ..............        63,675         70,631        164,789        923,866         66,856        413,148
  Growth rate intra-fund
    transfers in .................            --             --             --             --             --             --
  Administrative charges .........          (134)          (149)        (1,156)          (953)          (377)          (398)
  Contract surrenders ............        (8,495)       (52,629)      (398,299)      (170,656)      (158,354)       (50,508)
  Participant transfers to other
    funding options ..............            --             --        (69,855)       (51,537)      (176,670)      (407,247)
  Growth rate intra-fund
    transfers out ................            --             --             --             --             --             --
  Other receipts/(payments) ......            --             --       (256,001)       (14,918)            --        (81,581)
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........        55,046         18,365       (431,060)     2,182,096       (268,545)       307,016
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets .................        92,013         48,793        399,029      2,359,448       (164,079)       333,664
Net Assets:
  Beginning of year ..............       364,540        315,747      6,666,587      4,307,139      3,183,540      2,849,876
                                     -----------    -----------    -----------    -----------    -----------    -----------
  End of year ....................   $   456,553    $   364,540    $ 7,065,616    $ 6,666,587    $ 3,019,461    $ 3,183,540
                                     ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

   LMPVPII Equity Index          LMPVPII Equity Index          LMPVPII Fundamental           LMPVPII Growth and
   Subaccount (Class I)          Subaccount (Class II)           Value Subaccount        Income Subaccount (Class I)
--------------------------    --------------------------    --------------------------   ---------------------------
    2006           2005           2006           2005           2006           2005           2006           2005
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

$(6,314,725)   $(6,116,299)   $   (25,108)   $   (22,263)   $   (20,551)   $   (59,075)   $    (1,936)   $    (3,686)
  8,325,340       (256,579)       211,744        113,489        543,073        568,380          2,878         22,075

 49,389,505     12,996,678        632,637         83,226        734,787       (209,242)        16,732        (12,916)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


 51,400,120      6,623,800        819,273        174,452      1,257,309        300,063         17,674          5,473
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

 13,200,988     46,440,286        218,857        752,273        207,041      1,286,741             --             --

         33        132,100        354,581      1,157,739        354,371        949,855             --             --

         --             --             --             --             --        231,232             --             --
   (150,127)      (139,384)        (1,024)          (995)        (1,872)        (1,711)           (46)           (47)
(24,521,679)   (17,568,400)      (240,697)      (296,715)      (462,148)      (308,036)        (5,476)        (1,890)

 (5,195,649)      (259,354)      (660,315)    (1,057,649)      (675,087)      (467,736)            --       (131,558)

         --             --             --             --             --       (231,232)            --             --
 (3,939,388)    (3,592,925)       (17,791)            --       (185,732)       (29,191)            --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


(20,605,822)    25,012,323       (346,389)       554,653       (763,427)     1,429,922         (5,522)      (133,495)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

 30,794,298     31,636,123        472,884        729,105        493,882      1,729,985         12,152       (128,022)

439,305,354    407,669,231      6,529,264      5,800,159      8,810,899      7,080,914        167,832        295,854
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$470,099,652   $439,305,354   $ 7,002,148    $ 6,529,264    $ 9,304,781    $ 8,810,899    $   179,984    $   167,832
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                      LMPVPIII Adjustable Rate         LMPVPIII Aggressive             LMPVPIII High
                                          Income Subaccount              Growth Subaccount            Income Subaccount
                                     --------------------------    --------------------------    --------------------------
                                         2006           2005           2006           2005           2006           2005
                                     -----------    -----------    -----------    -----------    -----------    -----------
Operations:
  Net investment income (loss) ...   $    84,086    $    39,903    $  (268,261)   $  (190,979)   $   303,888    $   313,340
  Realized gain (loss) ...........            28          1,291        274,250         62,723        (12,729)         3,061
  Change in unrealized gain (loss)
    on investments ...............       (25,544)       (31,628)       962,175      1,352,999        140,717       (272,294)
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      operations .................        58,570          9,566        968,164      1,224,743        431,876         44,107
                                     -----------    -----------    -----------    -----------    -----------    -----------
Unit Transactions:
  Participant purchase payments ..       251,010      1,028,848        589,348      2,503,004         85,593      1,152,938
  Participant transfers from other
    funding options ..............       625,132        983,178      1,779,508      2,395,395        630,328      1,259,079
  Growth rate intra-fund
    transfers in .................            --             --             --        234,460             --             --
  Administrative charges .........          (283)          (134)        (3,482)        (2,689)          (833)          (613)
  Contract surrenders ............       (79,392)       (45,080)      (583,543)      (452,123)      (416,900)      (305,645)
  Participant transfers to other
    funding options ..............      (103,280)      (298,172)    (1,009,836)      (525,601)      (382,015)      (557,136)
  Growth rate intra-fund
    transfers out ................            --             --             --       (234,460)            --             --
  Other receipts/(payments) ......            --        (88,179)       (42,523)       (87,530)       (33,286)       (17,909)
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........       693,187      1,580,461        729,472      3,830,456       (117,113)     1,530,714
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets .................       751,757      1,590,027      1,697,636      5,055,199        314,763      1,574,821
Net Assets:
  Beginning of year ..............     2,126,065        536,038     13,919,793      8,864,594      4,844,183      3,269,362
                                     -----------    -----------    -----------    -----------    -----------    -----------
  End of year ....................   $ 2,877,822    $ 2,126,065    $15,617,429    $13,919,793    $ 5,158,946    $ 4,844,183
                                     ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

  LMPVPIII International
     All Cap Growth               LMPVPIII Large Cap            LMPVPIII Large Cap            LMPVPIII Mid Cap
       Subaccount                  Growth Subaccount             Value Subaccount              Core Subaccount
--------------------------    --------------------------    --------------------------    --------------------------
    2006           2005           2006           2005           2006           2005           2006           2005
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

$     2,131    $      (289)   $   (69,645)   $   (59,473)   $    (3,206)   $     1,095    $   (33,929)   $   (28,002)
     20,413          1,758         86,995         60,893         34,271          4,260        443,822        259,406

     52,622         29,297        104,348        174,744        161,840         50,656        (24,491)       (40,735)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     75,166         30,766        121,698        176,164        192,905         56,011        385,402        190,669
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

         --             60        143,101      1,101,253             --             --          1,537        312,485

         --             --        528,364        558,937            319            254         75,932         67,167

         --             --             --             --             --             --             --             --
        (59)           (53)          (882)          (863)          (358)          (378)          (652)          (645)
    (12,749)        (7,809)       (98,043)       (60,221)       (41,823)       (48,860)       (59,269)       (41,356)

    (29,153)          (130)      (740,372)      (659,027)       (22,464)        (2,685)      (119,841)      (131,077)

         --             --             --             --             --             --             --             --
         --             --        (36,372)       (10,246)            --            452            253        (12,623)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    (41,961)        (7,932)      (204,204)       929,833        (64,326)       (51,217)      (102,040)       193,951
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     33,205         22,834        (82,506)     1,105,997        128,579          4,794        283,362        384,620

    335,456        312,622      4,614,819      3,508,822      1,205,465      1,200,671      3,035,849      2,651,229
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$   368,661    $   335,456    $ 4,532,313    $ 4,614,819    $ 1,334,044    $ 1,205,465    $ 3,319,211    $ 3,035,849
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                             LMPVPIII                 LMPVPIV Multiple
                                           LMPVPIII Money                Social Awareness          Discipline Subaccount-
                                          Market Subaccount              Stock Subaccount         All Cap Growth and Value
                                     --------------------------    --------------------------    --------------------------
                                         2006           2005           2006           2005           2006           2005
                                     -----------    -----------    -----------    -----------    -----------    -----------
Operations:
  Net investment income (loss) ...   $   187,327    $    62,706    $      (280)   $      (163)   $  (288,249)   $  (281,888)
  Realized gain (loss) ...........            --             --            879             56      1,356,346        692,919
  Change in unrealized gain (loss)
    on investments ...............            --             --          1,058            962      1,283,523        505,093
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      operations .................       187,327         62,706          1,657            855      2,351,620        916,124
                                     -----------    -----------    -----------    -----------    -----------    -----------
Unit Transactions:
  Participant purchase payments ..       154,176      5,109,228             --             --        138,300      5,732,824
  Participant transfers from other
    funding options ..............     2,872,255      4,803,110          6,000          6,000        993,302      5,513,498
  Growth rate intra-fund
    transfers in .................            --             --             --             --             --             --
  Administrative charges .........        (1,461)          (903)            (8)            (4)        (5,228)        (4,036)
  Contract surrenders ............      (153,261)    (1,541,895)           (19)          (453)    (1,076,186)      (539,862)
  Participant transfers to other
    funding options ..............    (1,513,169)    (6,202,362)       (11,612)            --     (1,409,486)    (2,786,878)
  Growth rate intra-fund
    transfers out ................            --             --             --             --             --             --
  Other receipts/(payments) ......      (498,180)       (33,865)            --         (3,201)       (21,744)       (13,207)
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........       860,360      2,133,313         (5,639)         2,342     (1,381,042)     7,902,339
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets .................     1,047,687      2,196,019         (3,982)         3,197        970,578      8,818,463
Net Assets:
  Beginning of year ..............     6,147,368      3,951,349         28,851         25,654     21,118,509     12,300,046
                                     -----------    -----------    -----------    -----------    -----------    -----------
  End of year ....................   $ 7,195,055    $ 6,147,368    $    24,869    $    28,851    $22,089,087    $21,118,509
                                     ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

LMPVPIV Multiple Discipline   LMPVPIV Multiple Discipline   LMPVPIV Multiple Discipline          Lord Abbett
  Subaccount-Balanced All      Subaccount-Global All Cap        Subaccount-Large Cap          Growth and Income
    Cap Growth and Value            Growth and Value              Growth and Value           Subaccount (Class VC)
--------------------------    --------------------------    --------------------------    --------------------------
    2006           2005           2006           2005           2006           2005           2006           2005
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

$   (78,026)   $   (62,628)   $   (77,891)   $   (59,962)   $   (44,667)   $   (26,504)   $   (28,701)   $   (15,919)
    779,130        206,656        418,271        121,162        120,098         64,574        203,757        281,930

  1,042,932        500,238        893,573        456,078        306,674         60,549        554,425       (137,196)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


  1,744,036        644,266      1,233,953        517,278        382,105         98,619        729,481        128,815
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    695,416      6,584,231         92,110      3,805,736         40,842      1,581,089         19,084      2,173,473

    654,245      6,978,114        980,780      3,986,272        258,397      1,318,994        468,130        695,014

         --             --             --             --             --             --             --             --
     (4,465)        (2,826)        (3,019)        (1,314)          (887)          (498)          (954)          (532)
   (732,777)      (311,368)      (555,842)       (75,817)      (156,564)      (140,156)      (121,266)       (32,566)

   (704,832)      (956,885)      (645,579)      (204,012)       (69,856)      (202,110)      (233,059)       (36,389)

         --             --             --             --             --             --             --             --
     (9,081)       (10,343)      (531,478)      (208,547)            --             --        (16,660)            --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


   (101,494)    12,280,923       (663,028)     7,302,318         71,932      2,557,319        115,275      2,799,000
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

  1,642,542     12,925,189        570,925      7,819,596        454,037      2,655,938        844,756      2,927,815

 20,655,363      7,730,174     10,287,634      2,468,038      3,739,032      1,083,094      4,751,962      1,824,147
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$22,297,905    $20,655,363    $10,858,559    $10,287,634    $ 4,193,069    $ 3,739,032    $ 5,596,718    $ 4,751,962
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                                                    MIST Batterymarch
                                        Lord Abbett Mid Cap               Managed Assets              Mid Cap Stock
                                     Value Subaccount (Class VC)            Subaccount             Subaccount (Class A)
                                     --------------------------    --------------------------    --------------------------
                                         2006           2005           2006           2005           2006           2005
                                     -----------    -----------    -----------    -----------    -----------    -----------
Operations:
  Net investment income (loss) ...   $   (93,637)   $   (50,456)   $     2,992    $    (3,113)   $   (12,347)   $        --
  Realized gain (loss) ...........       610,863        391,418         17,598          1,934        (12,314)            --
  Change in unrealized gain (loss)
    on investments ...............       186,864         (3,579)       (13,401)         7,261        (36,589)            --
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      operations .................       704,090        337,383          7,189          6,082        (61,250)            --
                                     -----------    -----------    -----------    -----------    -----------    -----------
Unit Transactions:
  Participant purchase payments ..       253,121      2,348,993            106             --             --             --
  Participant transfers from other
    funding options ..............       894,806      2,309,488             --         63,534      1,415,399             --
  Growth rate intra-fund
    transfers in .................            --             --             --             --             --             --
  Administrative charges .........        (1,325)          (749)            --           (103)          (317)            --
  Contract surrenders ............      (234,891)       (66,291)       (32,598)       (10,962)      (113,613)            --
  Participant transfers to other
    funding options ..............      (490,112)      (373,216)      (203,045)        (6,800)       (69,844)            --
  Growth rate intra-fund
    transfers out ................            --             --             --             --             --             --
  Other receipts/(payments) ......       (31,337)            --             --         (2,072)            --             --
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........       390,262      4,218,225       (235,537)        43,597      1,231,625             --
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets .................     1,094,352      4,555,608       (228,348)        49,679      1,170,375             --
Net Assets:
  Beginning of year ..............     6,424,406      1,868,798        228,348        178,669             --             --
                                     -----------    -----------    -----------    -----------    -----------    -----------
  End of year ....................   $ 7,518,758    $ 6,424,406    $        --    $   228,348    $ 1,170,375    $        --
                                     ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

     MIST BlackRock                 MIST BlackRock                 MIST Dreman                MIST Harris Oakmark
       High Yield                   Large Cap Core               Small Cap Value                 International
  Subaccount (Class A)           Subaccount (Class A)          Subaccount (Class A)           Subaccount (Class A)
--------------------------    --------------------------    --------------------------    --------------------------
    2006           2005           2006           2005           2006           2005           2006           2005
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

$   (19,711)   $        --    $   (13,642)   $        --    $      (682)   $        --    $   (43,423)   $        --
      1,080             --           (920)            --            610             --            788             --

    122,300             --         82,020             --         12,968             --        397,022             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    103,669             --         67,458             --         12,896             --        354,387             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

         --             --         17,431             --             --             --         25,197             --

  2,406,523             --      1,274,993             --        185,478             --      3,749,350             --

         --             --             --             --             --             --             --             --
       (295)            --           (227)            --            (13)            --           (593)            --
    (71,290)            --        (59,478)            --             --             --        (28,655)            --

   (330,902)            --        (53,296)            --        (12,778)            --       (167,114)            --

         --             --             --             --             --             --             --             --
         --             --             --             --             --             --         (6,330)            --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


  2,004,036             --      1,179,423             --        172,687             --      3,571,855             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

  2,107,705             --      1,246,881             --        185,583             --      3,926,242             --

         --             --             --             --             --             --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$ 2,107,705    $        --    $ 1,246,881    $        --    $   185,583    $        --    $ 3,926,242    $        --
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                         MIST Janus Capital              MIST Legg Mason              MIST Lord Abbett
                                            Appreciation             Partners Managed Assets           Bond Debenture
                                        Subaccount (Class A)           Subaccount (Class A)         Subaccount (Class A)
                                     --------------------------    --------------------------    --------------------------
                                         2006           2005           2006           2005           2006           2005
                                     -----------    -----------    -----------    -----------    -----------    -----------
Operations:
  Net investment income (loss) ...   $   (17,574)   $        --    $    (1,737)   $        --    $   (18,626)   $        --
  Realized gain (loss) ...........        (4,565)            --            326             --          2,322             --
  Change in unrealized gain (loss)
    on investments ...............        65,526             --         11,997             --         98,607             --
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      operations .................        43,387             --         10,586             --         82,303             --
                                     -----------    -----------    -----------    -----------    -----------    -----------
Unit Transactions:
  Participant purchase payments ..        12,463             --             --             --             --             --
  Participant transfers from other
    funding options ..............     1,822,717             --        197,294             --      2,136,630             --
  Growth rate intra-fund
    transfers in .................            --             --             --             --             --             --
  Administrative charges .........          (444)            --            (93)            --           (263)            --
  Contract surrenders ............       (27,373)            --         (3,710)            --       (201,955)            --
  Participant transfers to other
    funding options ..............       (93,935)            --         (4,400)            --       (249,721)            --
  Growth rate intra-fund
    transfers out ................            --             --             --             --             --             --
  Other receipts/(payments) ......          (279)            --             --             --         (4,884)            --
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........     1,713,149             --        189,091             --      1,679,807             --
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets .................     1,756,536             --        199,677             --      1,762,110             --
Net Assets:
  Beginning of year ..............            --             --             --             --             --             --
                                     -----------    -----------    -----------    -----------    -----------    -----------
  End of year ....................   $ 1,756,536    $        --    $   199,677    $        --    $ 1,762,110    $        --
                                     ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

      MIST Lord Abbett             MIST Lord Abbett                MIST Met/AIM                  MIST Met/AIM
     Growth and Income              Mid Cap Value              Capital Appreciation            Small Cap Growth
    Subaccount (Class B)         Subaccount (Class B)          Subaccount (Class A)          Subaccount (Class A)
--------------------------    --------------------------    --------------------------    --------------------------
    2006           2005           2006           2005           2006           2005           2006           2005
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

$  (123,500)   $        --    $    (1,242)   $        --    $   (20,820)   $        --    $    (1,538)   $        --
      4,485             --            (14)            --        230,591             --          1,518             --

    849,474             --         15,748             --       (245,521)            --          2,517             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    730,459             --         14,492             --        (35,750)            --          2,497             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    141,047             --         22,242             --             --             --             --             --

 10,470,541             --        136,786             --      2,238,519             --        152,784             --

         --             --             --             --             --             --             --             --
     (1,597)            --            (10)            --           (334)            --            (12)            --
   (143,928)            --           (212)            --       (143,230)            --             (4)            --

   (506,716)            --         (4,371)            --        (83,026)            --        (14,726)            --

         --             --             --             --             --             --             --             --
    (11,422)            --             --             --             --             --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


  9,947,925             --        154,435             --      2,011,929             --        138,042             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

 10,678,384             --        168,927             --      1,976,179             --        140,539             --

         --             --             --             --             --             --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$10,678,384    $        --    $   168,927    $        --    $ 1,976,179    $        --    $   140,539    $        --
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                      MIST Neuberger Berman
                                           MIST MFS(R) Value               Real Estate                MIST Pioneer Fund
                                         Subaccount (Class A)          Subaccount (Class A)          Subaccount (Class A)
                                     --------------------------    --------------------------    --------------------------
                                         2006           2005           2006           2005           2006           2005
                                     -----------    -----------    -----------    -----------    -----------    -----------
Operations:
  Net investment income (loss) ...   $    (1,447)   $        --    $   (38,970)   $        --    $    (8,623)   $        --
  Realized gain (loss) ...........       180,691             --         21,252             --             35             --
  Change in unrealized gain (loss)
    on investments ...............       221,324             --        728,770             --         54,781             --
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      operations .................       400,568             --        711,052             --         46,193             --
                                     -----------    -----------    -----------    -----------    -----------    -----------
Unit Transactions:
  Participant purchase payments ..        33,923             --            357             --            382             --
  Participant transfers from other
    funding options ..............     4,115,866             --      3,789,952             --        664,464             --
  Growth rate intra-fund
    transfers in .................            --             --             --             --             --             --
  Administrative charges .........          (523)            --           (843)            --           (207)            --
  Contract surrenders ............      (139,261)            --        (83,348)            --        (11,783)            --
  Participant transfers to other
    funding options ..............      (166,182)            --       (294,551)            --        (14,299)            --
  Growth rate intra-fund
    transfers out ................            --             --             --             --             --             --
  Other receipts/(payments) ......           327             --        (26,383)            --             --             --
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........     3,844,150             --      3,385,184             --        638,557             --
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets .................     4,244,718             --      4,096,236             --        684,750             --
Net Assets:
  Beginning of year ..............            --             --             --             --             --             --
                                     -----------    -----------    -----------    -----------    -----------    -----------
  End of year ....................   $ 4,244,718    $        --    $ 4,096,236    $        --    $   684,750    $        --
                                     ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

        MIST Pioneer                  MIST Pioneer              MIST Third Avenue               MSF BlackRock
       Mid Cap Value                Strategic Income             Small Cap Value              Aggressive Growth
    Subaccount (Class A)          Subaccount (Class A)         Subaccount (Class B)          Subaccount (Class D)
--------------------------    --------------------------    --------------------------    --------------------------
    2006           2005           2006           2005           2006           2005           2006           2005
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

$    (1,082)   $        --    $   190,628    $        --    $   (27,779)   $        --    $   (24,708)   $        --
      1,539             --          8,752             --         (2,201)            --        (18,183)            --

      6,047             --        (18,198)            --        118,682             --        (25,199)            --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


      6,504             --        181,182             --         88,702             --        (68,090)            --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

      3,254             --         74,972             --         19,070             --          1,700             --

    120,168             --      5,830,307             --      3,868,904             --      2,596,039             --

         --             --             --             --             --             --             --             --
        (18)            --           (682)            --           (243)            --           (722)            --
        (36)            --       (135,824)            --        (38,278)            --       (166,249)            --

     (3,953)            --       (328,325)            --        (89,528)            --       (131,577)            --

         --             --             --             --             --             --             --             --
         --             --             (2)            --            320             --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    119,415             --      5,440,446             --      3,760,245             --      2,299,191             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    125,919             --      5,621,628             --      3,848,947             --      2,231,101             --

         --             --             --             --             --             --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$   125,919    $        --    $ 5,621,628    $        --    $ 3,848,947    $        --    $ 2,231,101    $        --
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                             MSF BlackRock                MSF BlackRock                 MSF BlackRock
                                              Bond Income                  Bond Income                  Money Market
                                         Subaccount (Class A)         Subaccount (Class E)          Subaccount (Class A)
                                     --------------------------    --------------------------    --------------------------
                                         2006           2005           2006           2005           2006           2005
                                     -----------    -----------    -----------    -----------    -----------    -----------
Operations:
  Net investment income (loss) ...   $   (40,975)   $        --    $   (44,085)   $        --    $   108,100    $        --
  Realized gain (loss) ...........         7,668             --          3,098             --             --             --
  Change in unrealized gain (loss)
    on investments ...............       192,496             --        172,427             --             --             --
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      operations .................       159,189             --        131,440             --        108,100             --
                                     -----------    -----------    -----------    -----------    -----------    -----------
Unit Transactions:
  Participant purchase payments ..           280             --         22,747             --         39,228             --
  Participant transfers from other
    funding options ..............     4,353,992             --      3,779,541             --      9,708,061             --
  Growth rate intra-fund
    transfers in .................            --             --             --             --             --             --
  Administrative charges .........        (1,391)            --           (709)            --         (1,337)            --
  Contract surrenders ............      (146,096)            --        (79,249)            --     (3,839,736)            --
  Participant transfers to other
    funding options ..............      (223,638)            --        (46,107)            --       (952,068)            --
  Growth rate intra-fund
    transfers out ................            --             --             --             --             --             --
  Other receipts/(payments) ......        (8,688)            --             --             --             55             --
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........     3,974,459             --      3,676,223             --      4,954,203             --
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets .................     4,133,648             --      3,807,663             --      5,062,303             --
Net Assets:
  Beginning of year ..............            --             --             --             --             --             --
                                     -----------    -----------    -----------    -----------    -----------    -----------
  End of year ....................   $ 4,133,648    $        --    $ 3,807,663    $        --    $ 5,062,303    $        --
                                     ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

   MSF Capital Guardian                                                                           MSF MetLife
        U.S. Equity                MSF FI Large Cap            MSF FI Value Leaders          Aggressive Allocation
   Subaccount (Class A)          Subaccount (Class A)          Subaccount (Class D)           Subaccount (Class B)
--------------------------    --------------------------    --------------------------    --------------------------
    2006           2005           2006           2005           2006           2005           2006           2005
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

$    (2,466)   $        --    $   (41,664)   $        --    $   (98,865)   $        --    $    (6,608)   $        --
        671             --        (34,984)            --        (27,360)            --           (685)            --

      8,101             --         95,685             --        317,310             --         39,943             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


      6,306             --         19,037             --        191,085             --         32,650             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

         --             --         17,015             --         43,331             --             --             --

    236,516             --      4,445,574             --      9,718,462             --        500,558             --

         --             --             --             --             --             --             --             --
        (86)            --         (1,072)            --         (2,026)            --           (248)            --
    (15,661)            --       (125,235)            --       (263,727)            --             --             --

    (11,630)            --       (333,280)            --       (783,065)            --        (15,069)            --

         --             --             --             --             --             --             --             --
         --             --       (131,698)            --        (14,262)            --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    209,139             --      3,871,304             --      8,698,713             --        485,241             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    215,445             --      3,890,341             --      8,889,798             --        517,891             --

         --             --             --             --             --             --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$   215,445    $        --    $ 3,890,341    $        --    $ 8,889,798    $        --    $   517,891    $        --
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                            MSF MetLife             MSF MetLife Conservative             MSF MetLife
                                      Conservative Allocation        to Moderate Allocation          Moderate Allocation
                                       Subaccount (Class B)           Subaccount (Class B)          Subaccount (Class B)
                                     --------------------------    --------------------------    --------------------------
                                         2006           2005           2006           2005           2006           2005
                                     -----------    -----------    -----------    -----------    -----------    -----------
Operations:
  Net investment income (loss) ...   $    (1,001)   $        --    $    (7,862)   $        --    $   (37,985)   $        --
  Realized gain (loss) ...........            17             --            398             --            311             --
  Change in unrealized gain (loss)
    on investments ...............         3,402             --         43,679             --        188,509             --
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      operations .................         2,418             --         36,215             --        150,835             --
                                     -----------    -----------    -----------    -----------    -----------    -----------
Unit Transactions:
  Participant purchase payments ..            --             --             --             --             --             --
  Participant transfers from other
    funding options ..............        66,046             --        721,551             --      3,007,082             --
  Growth rate intra-fund
    transfers in .................            --             --             --             --             --             --
  Administrative charges .........           (40)            --            (41)            --           (687)            --
  Contract surrenders ............           (75)            --        (10,000)            --        (36,242)            --
  Participant transfers to other
    funding options ..............            --             --             --             --            (83)            --
  Growth rate intra-fund
    transfers out ................            --             --             --             --             --             --
  Other receipts/(payments) ......            --             --             --             --             --             --
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........        65,931             --        711,510             --      2,970,070             --
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets .................        68,349             --        747,725             --      3,120,905             --
Net Assets:
  Beginning of year ..............            --             --             --             --             --             --
                                     -----------    -----------    -----------    -----------    -----------    -----------
  End of year ....................   $    68,349    $        --    $   747,725    $        --    $ 3,120,905    $        --
                                     ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

  MSF MetLife Moderate to              MSF MFS(R)                MSF Oppenheimer              MSF T. Rowe Price
   Aggressive Allocation             Total Return                 Global Equity                Large Cap Growth
   Subaccount (Class B)          Subaccount (Class F)         Subaccount (Class B)           Subaccount (Class B)
--------------------------    --------------------------    --------------------------    --------------------------
    2006           2005           2006           2005           2006           2005           2006           2005
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

$   (50,439)   $        --    $  (353,112)   $        --    $   (72,459)   $        --    $   (30,324)   $        --
        430             --         42,282             --         (5,243)            --         (1,847)            --

    295,882             --      2,360,289             --        409,395             --        219,560             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    245,873             --      2,049,459             --        331,693             --        187,389             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

      1,588             --         89,789             --         63,106             --             --             --

  3,960,081             --     31,781,174             --      6,426,304             --      2,787,054             --

         --             --             --             --             --             --             --             --
       (348)            --         (6,645)            --           (643)            --           (673)            --
     (1,046)            --       (862,709)            --       (111,555)            --        (71,399)            --

       (134)            --     (1,119,270)            --       (291,581)            --        (63,319)            --

         --             --             --             --             --             --             --             --
         --             --       (152,224)            --        (17,616)            --              3             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


  3,960,141             --     29,730,115             --      6,068,015             --      2,651,666             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

  4,206,014             --     31,779,574             --      6,399,708             --      2,839,055             --

         --             --             --             --             --             --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$ 4,206,014    $        --    $31,779,574    $        --    $ 6,399,708    $        --    $ 2,839,055    $        --
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                          MSF Western Asset             MSF Western Asset
                                     Management High Yield Bond    Management U.S. Government           Money Market
                                        Subaccount (Class A)          Subaccount (Class A)               Subaccount
                                     --------------------------    --------------------------    --------------------------
                                         2006           2005           2006           2005           2006           2005
                                     -----------    -----------    -----------    -----------    -----------    -----------
Operations:
  Net investment income (loss) ...   $      (402)   $        --    $      (437)   $        --    $    39,112    $    59,401
  Realized gain (loss) ...........           936             --          1,765             --             --             --
  Change in unrealized gain (loss)
    on investments ...............         2,182             --            686             --             --             --
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      operations .................         2,716             --          2,014             --         39,112         59,401
                                     -----------    -----------    -----------    -----------    -----------    -----------
Unit Transactions:
  Participant purchase payments ..            --             --             --             --         50,732          6,722
  Participant transfers from other
    funding options ..............        98,050             --         53,043             --      1,865,624      1,275,382
  Growth rate intra-fund transfers in         --             --             --             --             --             --
  Administrative charges .........            (6)            --            (23)            --           (111)        (1,329)
  Contract surrenders ............           (25)            --           (436)            --     (1,853,865)      (177,836)
  Participant transfers to other
    funding options ..............       (37,043)            --        (38,617)            --     (4,258,885)    (1,545,905)
  Growth rate intra-fund
    transfers out ................            --             --             --             --             --             --
  Other receipts/(payments) ......            --             --             --             --        (86,925)            --
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........        60,976             --         13,967             --     (4,283,430)      (442,966)
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets .................        63,692             --         15,981             --     (4,244,318)      (383,565)
Net Assets:
  Beginning of year ..............            --             --             --             --      4,244,318      4,627,883
                                     -----------    -----------    -----------    -----------    -----------    -----------
  End of year ....................   $    63,692    $        --    $    15,981    $        --    $        --    $ 4,244,318
                                     ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

   PIMCO VIT Real Return        PIMCO VIT Total Return      Putnam VT Discovery Growth      Putnam VT International
        Subaccount                    Subaccount                    Subaccount                  Equity Subaccount
  (Administrative Class)        (Administrative Class)              (Class IB)                      (Class IB)
--------------------------    --------------------------    --------------------------    --------------------------
    2006           2005           2006           2005           2006           2005           2006           2005
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

$   203,980    $    59,284    $   702,306    $   372,587    $    (4,156)   $    (4,004)   $    (7,960)   $      (771)
    186,750         89,442        105,556        431,361          2,090          6,612         31,618         31,760

   (494,852)      (141,399)      (253,755)      (648,780)        28,142         13,084        169,937         34,773
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


   (104,122)         7,327        554,107        155,168         26,076         15,692        193,595         65,762
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    135,722      2,913,044        683,099      4,341,899             --             --          1,925          7,928

  1,837,678      3,786,456      4,613,700      7,434,328             --            751        135,787        156,656
         --             --             --             --             --             --             --             --
     (1,376)          (797)        (5,053)        (3,875)           (53)           (60)          (258)          (227)
   (312,223)       (73,061)    (1,098,079)    (2,326,015)        (2,495)       (32,205)       (65,282)       (41,774)

 (1,108,344)      (474,958)    (1,728,606)    (1,300,398)        (1,925)        (2,439)       (29,162)       (63,679)

         --             --             --             --             --             --             --             --
    (91,041)            24       (222,170)      (217,332)            --             --             --        (41,532)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    460,416      6,150,708      2,242,891      7,928,607         (4,473)       (33,953)        43,010         17,372
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    356,294      6,158,035      2,796,998      8,083,775         21,603        (18,261)       236,605         83,134

  8,302,273      2,144,238     24,250,596     16,166,821        277,962        296,223        702,697        619,563
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$ 8,658,567    $ 8,302,273    $27,047,594    $24,250,596    $   299,565    $   277,962    $   939,302    $   702,697
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                     Putnam VT Small Cap Value            Travelers AIM                  Travelers
                                            Subaccount                Capital Appreciation        Convertible Securities
                                            (Class IB)                     Subaccount                    Subaccount
                                     --------------------------    --------------------------    --------------------------
                                         2006           2005           2006           2005           2006           2005
                                     -----------    -----------    -----------    -----------    -----------    -----------
Operations:
  Net investment income (loss) ...   $   (87,383)   $   (79,054)   $   (12,383)   $   (26,593)   $     7,728    $    22,055
  Realized gain (loss) ...........       797,264        397,083        477,795         37,349        236,372         63,080
  Change in unrealized gain (loss)
    on investments ...............       179,282        (21,995)      (331,891)       128,799       (109,462)      (114,494)
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      operations .................       889,163        296,034        133,521        139,555        134,638        (29,359)
                                     -----------    -----------    -----------    -----------    -----------    -----------
Unit Transactions:
  Participant purchase payments ..       179,155        917,116          5,646        577,769            754            353
  Participant transfers from other
    funding options ..............       246,965        592,459         17,053        140,251          1,584        143,037
  Growth rate intra-fund transfers in         --        244,210             --             --             --             --
  Administrative charges .........        (1,157)        (1,042)            (5)          (264)            (5)          (306)
  Contract surrenders ............      (308,873)      (177,304)       (12,782)       (61,366)       (35,967)      (269,721)
  Participant transfers to other
    funding options ..............      (347,391)      (313,902)    (2,216,944)      (253,750)    (2,166,866)       (62,624)
  Growth rate intra-fund
    transfers out ................            --       (244,210)            --             --             --             --
  Other receipts/(payments) ......       (64,579)       (50,035)            --        (33,753)            --             --
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........      (295,880)       967,292     (2,207,032)       368,887     (2,200,500)      (189,261)
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets .................       593,283      1,263,326     (2,073,511)       508,442     (2,065,862)      (218,620)
Net Assets:
  Beginning of year ..............     5,969,888      4,706,562      2,073,511      1,565,069      2,065,862      2,284,482
                                     -----------    -----------    -----------    -----------    -----------    -----------
  End of year ....................   $ 6,563,171    $ 5,969,888    $        --    $ 2,073,511    $        --    $ 2,065,862
                                     ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

  Travelers Disciplined                                              Travelers
     Mid Cap Stock              Travelers Equity Income        Federated High Yield       Travelers Federated Stock
       Subaccount                      Subaccount                    Subaccount                   Subaccount
--------------------------    --------------------------    --------------------------    --------------------------
    2006           2005           2006           2005           2006           2005           2006           2005
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

$       781    $   (17,668)   $    76,845    $  (135,056)   $   157,249    $   (36,294)   $     6,738    $    (9,716)
    433,476         74,434      1,669,764        202,143         (4,971)        48,319        111,284         24,255

   (323,924)        63,577     (1,279,995)       214,968        (98,217)        20,378        (97,544)         4,193
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    110,333        120,343        466,614        282,055         54,061         32,403         20,478         18,732
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

      2,969          2,635         95,960        909,133             --        138,467             --             --

        649        120,720        164,102        972,182        219,358        531,565          1,847          3,995
         --             --             --          6,084             --             --             --             --
         --           (361)           (10)        (2,047)            (7)          (572)            --           (145)
     (9,090)      (144,561)      (224,105)      (391,396)       (44,614)      (418,770)        (3,675)       (72,284)

 (1,302,887)      (113,710)    (9,689,903)      (431,239)    (2,238,117)      (993,071)      (589,897)      (113,172)

         --             --             --         (6,084)            --             --             --             --
         --             --             --        (19,535)            --        (29,211)            (3)            --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


 (1,308,359)      (135,277)    (9,653,956)     1,037,098     (2,063,380)      (771,592)      (591,728)      (181,606)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

 (1,198,026)       (14,934)    (9,187,342)     1,319,153     (2,009,319)      (739,189)      (571,250)      (162,874)

  1,198,026      1,212,960      9,187,342      7,868,189      2,009,319      2,748,508        571,250        734,124
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$        --    $ 1,198,026    $        --    $ 9,187,342    $        --    $ 2,009,319    $        --    $   571,250
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                            Travelers                    Travelers
                                                                       Managed Allocation           Managed Allocation
                                         Travelers Large Cap           Series: Aggressive           Series: Conservative
                                             Subaccount                    Subaccount                    Subaccount
                                     --------------------------    --------------------------    --------------------------
                                         2006           2005           2006           2005           2006           2005
                                     -----------    -----------    -----------    -----------    -----------    -----------
Operations:
  Net investment income (loss) ...   $    (1,048)   $   (22,605)   $     4,288    $    (3,179)   $     1,976    $      (808)
  Realized gain (loss) ...........       301,294         16,539         38,422          2,910         (1,770)           747
  Change in unrealized gain (loss)
    on investments ...............      (253,817)       111,683        (21,081)        21,080           (116)           116
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      operations .................        46,429        105,617         21,629         20,811             90             55
                                     -----------    -----------    -----------    -----------    -----------    -----------
Unit Transactions:
  Participant purchase payments ..        36,386         92,962         68,896        329,127             --        152,589
  Participant transfers from other
    funding options ..............         8,459        112,376          2,267         30,388          1,200            900
  Growth rate intra-fund transfers in         --             --             --             --             --             --
  Administrative charges .........           (10)          (484)            --            (33)            --             (2)
  Contract surrenders ............       (22,406)       (84,727)            --             --            (21)          (888)
  Participant transfers to other
    funding options ..............    (1,577,431)       (41,226)      (424,151)       (48,934)       (63,847)            --
  Growth rate intra-fund
    transfers out ................            --             --             --             --             --             --
  Other receipts/(payments) ......            --             --             --             --             --        (90,076)
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........    (1,555,002)        78,901       (352,988)       310,548        (62,668)        62,523
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets .................    (1,508,573)       184,518       (331,359)       331,359        (62,578)        62,578
Net Assets:
  Beginning of year ..............     1,508,573      1,324,055        331,359             --         62,578             --
                                     -----------    -----------    -----------    -----------    -----------    -----------
  End of year ....................   $        --    $ 1,508,573    $        --    $   331,359    $        --    $    62,578
                                     ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

        Travelers                     Travelers                      Travelers
    Managed Allocation            Managed Allocation        Managed Allocation Series:
     Series: Moderate         Series: Moderate-Aggressive     Moderate-Conservative        Travelers Managed Income
        Subaccount                    Subaccount                     Subaccount                  Subaccount
--------------------------    --------------------------    --------------------------    --------------------------
    2006           2005           2006           2005           2006           2005           2006           2005
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

$    54,688    $    (1,548)   $    44,665    $    (3,515)   $    14,085    $    (1,842)   $    54,282    $    72,750
     91,949          1,898        112,862          1,205         10,514            258       (270,196)       (11,333)

    (62,498)        62,498        (56,075)        56,074        (13,523)        13,523        180,748        (71,289)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     84,139         62,848        101,452         53,764         11,076         11,939        (35,166)        (9,872)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    131,079      1,593,534        159,685      1,035,134         19,065        464,150         73,402        407,962

    317,508        622,989        721,973      1,014,704        158,826         11,728        257,371      1,051,905
         --             --             --             --             --             --             --             --
         --            (44)            --            (39)            --             (2)            --           (606)
     (8,629)        (4,903)        (3,220)            --             --             --        (24,617)       (80,525)

 (2,798,437)           (84)    (3,083,449)            (4)      (676,782)            --     (3,790,996)      (340,712)

         --             --             --             --             --             --             --             --
         --             --             --             --             --             --             --        (63,656)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


 (2,358,479)     2,211,492     (2,205,011)     2,049,795       (498,891)       475,876     (3,484,840)       974,368
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

 (2,274,340)     2,274,340     (2,103,559)     2,103,559       (487,815)       487,815     (3,520,006)       964,496

  2,274,340             --      2,103,559             --        487,815             --      3,520,006      2,555,510
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$        --    $ 2,274,340    $        --    $ 2,103,559    $        --    $   487,815    $        --    $ 3,520,006
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                         Travelers Mercury                Travelers MFS(R)              Travelers MFS(R)
                                           Large Cap Core                 Mid Cap Growth                 Total Return
                                             Subaccount                     Subaccount                    Subaccount
                                     --------------------------    --------------------------    --------------------------
                                         2006           2005           2006           2005           2006           2005
                                     -----------    -----------    -----------    -----------    -----------    -----------
Operations:
  Net investment income (loss) ...   $    (3,883)   $   (16,050)   $   (12,990)   $   (38,693)   $   220,483    $   195,821
  Realized gain (loss) ...........       274,447         17,971        430,731         22,944        525,140      1,309,919
  Change in unrealized gain (loss)
    on investments ...............      (201,801)        93,479       (258,555)       110,971        120,802     (1,150,895)
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      operations .................        68,763         95,400        159,186         95,222        866,425        354,845
                                     -----------    -----------    -----------    -----------    -----------    -----------
Unit Transactions:
  Participant purchase payments ..            --        100,616          7,555        407,821        327,812      4,215,331
  Participant transfers from other
    funding options ..............        12,971        161,677         38,667      1,229,923      1,503,394      6,380,818
  Growth rate intra-fund transfers in         --          3,564             --             --             --          6,082
  Administrative charges .........            --           (208)           (20)          (806)           (38)        (4,975)
  Contract surrenders ............        (2,266)       (40,761)       (54,569)       (59,142)      (338,714)    (1,257,394)
  Participant transfers to other
    funding options ..............    (1,195,485)       (89,781)    (2,964,067)      (321,172)   (28,536,531)    (1,203,907)
  Growth rate intra-fund
    transfers out ................            --         (3,564)            --             --             --         (6,082)
  Other receipts/(payments) ......            (5)            --             --             --       (276,163)      (106,893)
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........    (1,184,785)       131,543     (2,972,434)     1,256,624    (27,320,240)     8,022,980
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets .................    (1,116,022)       226,943     (2,813,248)     1,351,846    (26,453,815)     8,377,825
Net Assets:
  Beginning of year ..............     1,116,022        889,079      2,813,248      1,461,402     26,453,815     18,075,990
                                     -----------    -----------    -----------    -----------    -----------    -----------
  End of year ....................   $        --    $ 1,116,022    $        --    $ 2,813,248    $        --    $26,453,815
                                     ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                  Travelers Mondrian                                          Travelers Pioneer
   Travelers MFS(R) Value         International Stock         Travelers Pioneer Fund             Mid Cap Value
        Subaccount                    Subaccount                    Subaccount                    Subaccount
--------------------------    --------------------------    --------------------------    --------------------------
    2006           2005           2006           2005           2006           2005           2006           2005
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

$   (22,347)   $     2,263    $   100,727    $   (41,845)   $     2,613    $    (9,939)   $      (360)   $      (170)
    274,441        126,236        795,926         14,119         82,602          5,529          2,645            468

     22,050        (29,558)      (450,842)       254,910        (48,109)        30,684            199           (199)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    274,144         98,941        445,811        227,184         37,106         26,274          2,484             99
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     15,343      1,863,086         35,999        999,105             --        154,529            211         27,783

    539,158      1,274,833        145,307        814,264         24,995        291,759         54,628         23,868
         --             --             --             --             --             --             --             --
         --           (224)            --           (485)            (7)          (137)            --             (2)
    (20,369)       (19,198)       (10,230)       (28,679)       (13,215)       (17,651)            --             --

 (4,031,892)      (229,790)    (3,751,142)      (177,652)      (671,962)      (108,889)      (109,071)            --

         --             --             --             --             --             --             --             --
         --             --        (10,041)            --           (260)       (10,324)            --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


 (3,497,760)     2,888,707     (3,590,107)     1,606,553       (660,449)       309,287        (54,232)        51,649
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

 (3,223,616)     2,987,648     (3,144,296)     1,833,737       (623,343)       335,561        (51,748)        51,748

  3,223,616        235,968      3,144,296      1,310,559        623,343        287,782         51,748             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$        --    $ 3,223,616    $        --    $ 3,144,296    $        --    $   623,343    $        --    $    51,748
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                               Travelers
                                      Pioneer Strategic Income       Travelers Quality Bond      Travelers Strategic Equity
                                              Subaccount                    Subaccount                    Subaccount
                                     --------------------------    --------------------------    --------------------------
                                         2006           2005           2006           2005           2006           2005
                                     -----------    -----------    -----------    -----------    -----------    -----------
Operations:
  Net investment income (loss) ...   $   (25,985)   $   119,952    $   236,529    $   (75,257)   $    (3,761)   $   (27,017)
  Realized gain (loss) ...........       (34,989)           (24)      (340,164)       (35,415)       321,588         15,472
  Change in unrealized gain (loss)
    on investments ...............       102,849        (59,035)        65,976        117,710       (197,193)         9,054
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      operations .................        41,875         60,893        (37,659)         7,038        120,634         (2,491)
                                     -----------    -----------    -----------    -----------    -----------    -----------
Unit Transactions:
  Participant purchase payments ..       290,223        728,815            116        240,996          1,207         43,686
  Participant transfers from other
    funding options ..............       516,640      2,067,307         69,782        437,888         15,668         81,775
  Growth rate intra-fund transfers in         --             --             --             --             --             --
  Administrative charges .........            --           (427)           (10)        (1,625)            (1)          (720)
  Contract surrenders ............       (62,398)       (38,774)       (69,351)      (625,351)       (36,075)      (227,379)
  Participant transfers to other
    funding options ..............    (5,029,391)      (124,579)    (4,622,075)      (879,200)    (2,845,094)      (228,885)
  Growth rate intra-fund
    transfers out ................            --             --             --             --             --             --
  Other receipts/(payments) ......            --             --             --        (41,228)        (9,783)        (3,128)
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........    (4,284,926)     2,632,342     (4,621,538)      (868,520)    (2,874,078)      (334,651)
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets .................    (4,243,051)     2,693,235     (4,659,197)      (861,482)    (2,753,444)      (337,142)
Net Assets:
  Beginning of year ..............     4,243,051      1,549,816      4,659,197      5,520,679      2,753,444      3,090,586
                                     -----------    -----------    -----------    -----------    -----------    -----------
  End of year ....................   $        --    $ 4,243,051    $        --    $ 4,659,197    $        --    $ 2,753,444
                                     ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

       Travelers                     Travelers
   Style Focus Series:           Style Focus Series:        Travelers U.S. Government        Travelers Van Kampen
     Small Cap Growth              Small Cap Value                   Securities                    Enterprise
        Subaccount                   Subaccount                      Subaccount                    Subaccount
--------------------------    --------------------------    --------------------------    --------------------------
    2006           2005           2006           2005           2006           2005           2006           2005
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

$      (558)   $      (261)   $      (408)   $       (31)   $     2,807    $    (1,807)   $      (807)   $    (2,004)
     12,204          1,080          8,726            455         (4,826)            64          9,521         (4,411)

       (801)           801           (553)           553           (888)         4,778         (4,250)        13,121
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     10,845          1,620          7,765            977         (2,907)         3,035          4,464          6,706
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

        195         11,503             --          7,429              1             --              3         62,236

     22,705         50,892         13,726         39,527             --         61,158         88,841         21,882
         --             --             --             --             --             --             --             --
         --             (1)            --             (1)            --            (32)            (1)           (66)
         --             --             --             --        (41,317)        (5,831)        (4,397)        (4,883)

    (97,733)           (26)       (69,313)          (108)       (68,677)       (34,189)      (235,076)          (132)

         --             --             --             --             --             --             --             --
         --             --             (2)            --             --         (2,175)          (260)       (50,184)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    (74,833)        62,368        (55,589)        46,847       (109,993)        18,931       (150,890)        28,853
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    (63,988)        63,988        (47,824)        47,824       (112,900)        21,966       (146,426)        35,559

     63,988             --         47,824             --        112,900         90,934        146,426        110,867
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$        --    $    63,988    $        --    $    47,824    $        --    $   112,900    $        --    $   146,426
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Concluded)
                 For the years ended December 31, 2006 and 2005

                                       Van Kampen LIT Comstock     Van Kampen LIT Enterprise      Van Kampen LIT Strategic
                                              Subaccount                   Subaccount                Growth Subaccount
                                              (Class II)                   (Class II)                     (Class I)
                                     --------------------------    --------------------------    --------------------------
                                         2006           2005           2006           2005           2006           2005
                                     -----------    -----------    -----------    -----------    -----------    -----------
Operations:
  Net investment income (loss) ...   $    (2,703)   $    (5,636)   $    (1,029)   $      (235)   $   (13,789)   $   (10,841)
  Realized gain (loss) ...........       106,356         43,328             65            806         (1,737)        (2,260)
  Change in unrealized gain (loss)
    on investments ...............        65,154        (11,435)         3,631            718         19,800         67,355
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      operations .................       168,807         26,257          2,667          1,289          4,274         54,254
                                     -----------    -----------    -----------    -----------    -----------    -----------
Unit Transactions:
  Participant purchase payments ..           216          1,380             --            415            477         72,520
  Participant transfers from other
    funding options ..............        80,856        321,817         71,263          2,262         24,663         65,079
  Growth rate intra-fund transfers in         --             --             --             --             --             --
  Administrative charges .........          (418)          (408)           (10)           (22)          (264)          (282)
  Contract surrenders ............       (81,475)       (36,339)          (145)          (115)        (7,136)       (29,597)
  Participant transfers to other
    funding options ..............      (119,299)       (26,659)          (591)        (4,092)       (70,465)        (7,151)
  Growth rate intra-fund
    transfers out ................            --             --             --             --             --             --
  Other receipts/(payments) ......          (542)            --             --         (2,000)           (75)        (2,950)
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........      (120,662)       259,791         70,517         (3,552)       (52,800)        97,619
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets .................        48,145        286,048         73,184         (2,263)       (48,526)       151,873
Net Assets:
  Beginning of year ..............     1,217,218        931,170         19,896         22,159        848,688        696,815
                                     -----------    -----------    -----------    -----------    -----------    -----------
  End of year ....................   $ 1,265,363    $ 1,217,218    $    93,080    $    19,896    $   800,162    $   848,688
                                     ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                            METLIFE OF CT FUND BD III
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Concluded)
                 For the years ended December 31, 2006 and 2005

                                                                VIP Dynamic Capital
VIP Contrafund(R) Subaccount  VIP Contrafund(R) Subaccount     Appreciation Subaccount        VIP Mid Cap Subaccount
     (Service Class 2)              (Service Class)                (Service Class 2)             (Service Class 2)
----------------------------  --------------------------    --------------------------    --------------------------
     2006           2005          2006           2005           2006           2005           2006           2005
 -----------    -----------   -----------    -----------    -----------    -----------    -----------    -----------

 $   (15,695)   $   (37,656)  $   (68,959)   $   (85,968)   $    (4,104)   $    (4,144)   $  (159,581)   $  (103,673)
     400,293        102,033     1,022,618         26,884         16,622          2,854      1,223,335        104,125

     (98,796)       328,189       (60,008)       889,111         23,018         50,118        (94,192)     1,046,107
 -----------    -----------   -----------    -----------    -----------    -----------    -----------    -----------


     285,802        392,566       893,651        830,027         35,536         48,828        969,562      1,046,559
 -----------    -----------   -----------    -----------    -----------    -----------    -----------    -----------

      11,249         13,819       703,775      2,951,563          1,412          1,380        159,357      2,599,500

     305,176        368,790     1,961,396      2,472,356          6,152          6,827      1,741,489      2,425,682
          --             --            --          4,465             --             --             --             --
        (999)        (1,089)       (2,106)        (1,009)           (52)           (55)        (1,960)        (1,116)
    (205,170)      (194,729)     (198,808)      (100,165)        (5,150)        (7,902)      (304,482)      (100,362)

    (221,491)      (162,533)   (1,100,317)      (166,174)       (13,207)        (1,044)      (692,750)      (419,907)

          --             --            --         (4,465)            --             --             --             --
          --             --          (566)      (184,985)        (1,499)            --        (29,378)            --
 -----------    -----------   -----------    -----------    -----------    -----------    -----------    -----------


    (111,235)        24,258     1,363,374      4,971,586        (12,344)          (794)       872,276      4,503,797
 -----------    -----------   -----------    -----------    -----------    -----------    -----------    -----------

     174,567        416,824     2,257,025      5,801,613         23,192         48,034      1,841,838      5,550,356

   3,009,591      2,592,767     8,266,390      2,464,777        305,968        257,934      8,867,042      3,316,686
 -----------    -----------   -----------    -----------    -----------    -----------    -----------    -----------
 $ 3,184,158    $ 3,009,591   $10,523,415    $ 8,266,390    $   329,160    $   305,968    $10,708,880    $ 8,867,042
 ===========    ===========   ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                          NOTES TO FINANCIAL STATEMENTS

1. BUSINESS

MetLife of CT Fund BD III for Variable Annuities ("Fund BD III") (formerly, The Travelers Fund BD III for Variable Annuities) is a separate account of MetLife Insurance Company of Connecticut (the "Company") (formerly, The Travelers Insurance Company), a wholly owned subsidiary of MetLife, Inc., a Delaware corporation, and is available for funding certain variable annuity contracts issued by the Company. Fund BD III, established on March 27, 1997, is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The products supported by Fund BD III are Index Annuity (formerly, Travelers Index Annuity), Vintage XTRA Annuity (formerly, Travelers Vintage XTRA Annuity), Vintage XTRA (Series II) Variable Annuity (formerly, Travelers Life & Annuity Vintage XTRA (Series II) Annuity), Protected Equity Portfolio (formerly, Travelers Protected Equity Portfolio) and Portfolio Architect XTRA Variable Annuity (formerly, Travelers Portfolio Architect XTRA Annuity).

Fund BD III is divided into Subaccounts, each of which is treated as an individual separate account for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolios, series and funds (with the same name) of registered investment management companies (collectively, the "Funds") which are presented below. For convenience, the portfolios, series or funds are referred to as "portfolios".

      AIM Variable Insurance Funds                            Legg Mason Partners Variable Portfolios II
      American Funds Insurance Series                         Legg Mason Partners Variable Portfolios III, Inc.
      Credit Suisse Trust                                     Legg Mason Partners Variable Portfolios IV
      Dreyfus Variable Investment Fund                        Lord Abbett Series Fund, Inc.
      DWS Investments VIT Funds                               Met Investors Series Trust
      Franklin Templeton Variable Insurance Products Trust    Metropolitan Series Fund, Inc.
      Janus Aspen Series                                      PIMCO Variable Insurance Trust
      Legg Mason Partners Investment Series                   Putnam Variable Trust
      Legg Mason Partners Variable Portfolios V               Van Kampen Life Investment Trust
      Legg Mason Partners Variable Portfolios I, Inc.         Variable Insurance Products Fund

Participant purchase payments applied to Fund BD III are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts were available for investment as of December 31, 2006 (the share class indicated in parentheses is that of the portfolio in which the Subaccount invests):

      AIM V.I. Core Equity Subaccount (Series I)
      American Funds Global Growth Subaccount (Class 2)
      American Funds Growth Subaccount (Class 2)
      American Funds Growth and Income Subaccount (Class 2)
      Credit Suisse Trust Emerging Markets Subaccount
      Dreyfus VIF Appreciation Subaccount (Initial Shares)
      Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
      DWS VIT Small Cap Index Subaccount (Class A)
      FTVIPT Franklin Income Securities Subaccount (Class 2)
      FTVIPT Franklin Small/Mid Cap Growth Securities Subaccount (Class 2) FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) FTVIPT Templeton Foreign Securities Subaccount (Class 2)
      Janus Aspen Global Life Sciences Subaccount (Service Shares)
      Janus Aspen Global Technology Subaccount (Service Shares)
      Janus Aspen Mid Cap Growth Subaccount (Service Shares)
      Janus Aspen Worldwide Growth Subaccount (Service Shares)
      LMPIS Dividend Strategy Subaccount
      LMPIS Premier Selections All Cap Growth Subaccount
      LMPVPV Small Cap Growth Opportunities Subaccount
      LMPVPI All Cap Subaccount (Class I)
      LMPVPI Investors Subaccount (Class I)

      LMPVPI Large Cap Growth Subaccount (Class I)
      LMPVPI Small Cap Growth Subaccount (Class I)
      LMPVPII Aggressive Growth Subaccount (Class I)
      LMPVPII Appreciation Subaccount
      LMPVPII Diversified Strategic Income Subaccount
      LMPVPII Equity Index Subaccount (Class I)
      LMPVPII Equity Index Subaccount (Class II)
      LMPVPII Fundamental Value Subaccount
      LMPVPII Growth and Income Subaccount (Class I)
      LMPVPIII Adjustable Rate Income Subaccount
      LMPVPIII Aggressive Growth Subaccount
      LMPVPIII High Income Subaccount
      LMPVPIII International All Cap Growth Subaccount
      LMPVPIII Large Cap Growth Subaccount
      LMPVPIII Large Cap Value Subaccount
      LMPVPIII Mid Cap Core Subaccount
      LMPVPIII Money Market Subaccount
      LMPVPIII Social Awareness Stock Subaccount
      LMPVPIV Multiple Discipline Subaccount-All Cap Growth and Value
      LMPVPIV Multiple Discipline Subaccount-Balanced All Cap Growth and Value LMPVPIV Multiple Discipline Subaccount-Global All Cap Growth and Value LMPVPIV Multiple Discipline Subaccount-Large Cap Growth and Value
      Lord Abbett Growth and Income Subaccount (Class VC)
      Lord Abbett Mid Cap Value Subaccount (Class VC)
      MIST Batterymarch Mid Cap Stock Subaccount (Class A)
      MIST BlackRock High Yield Subaccount (Class A)
      MIST BlackRock Large Cap Core Subaccount (Class A)
      MIST Dreman Small Cap Value Subaccount (Class A)
      MIST Harris Oakmark International Subaccount (Class A)
      MIST Janus Capital Appreciation Subaccount (Class A)
      MIST Legg Mason Partners Managed Assets Subaccount (Class A)
      MIST Lord Abbett Bond Debenture Subaccount (Class A)
      MIST Lord Abbett Growth and Income Subaccount (Class B)
      MIST Lord Abbett Mid Cap Value Subaccount (Class B)
      MIST Met/AIM Capital Appreciation Subaccount (Class A)
      MIST Met/AIM Small Cap Growth Subaccount (Class A)
      MIST MFS(R) Value Subaccount (Class A)
      MIST Neuberger Berman Real Estate Subaccount (Class A)
      MIST Pioneer Fund Subaccount (Class A)
      MIST Pioneer Mid Cap Value Subaccount (Class A)
      MIST Pioneer Strategic Income Subaccount (Class A)
      MIST Third Avenue Small Cap Value Subaccount (Class B)
      MSF BlackRock Aggressive Growth Subaccount (Class D)
      MSF BlackRock Bond Income Subaccount (Class A)
      MSF BlackRock Bond Income Subaccount (Class E)
      MSF BlackRock Money Market Subaccount (Class A)
      MSF Capital Guardian U.S. Equity Subaccount (Class A)
      MSF FI Large Cap Subaccount (Class A)
      MSF FI Value Leaders Subaccount (Class D)

      MSF MetLife Aggressive Allocation Subaccount (Class B)
      MSF MetLife Conservative Allocation Subaccount (Class B)
      MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) MSF MetLife Moderate Allocation Subaccount (Class B)
      MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) MSF MFS(R) Total Return Subaccount (Class F)
      MSF Morgan Stanley EAFE Index Subaccount (Class A)
      MSF Oppenheimer Global Equity Subaccount (Class B)
      MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
      MSF Western Asset Management High Yield Bond Subaccount (Class A) MSF Western Asset Management U.S. Government Subaccount (Class A) PIMCO VIT Real Return Subaccount (Administrative Class)
      PIMCO VIT Total Return Subaccount (Administrative Class)
      Putnam VT Discovery Growth Subaccount (Class IB)
      Putnam VT International Equity Subaccount (Class IB)
      Putnam VT Small Cap Value Subaccount (Class IB)
      Van Kampen LIT Comstock Subaccount (Class II)
      Van Kampen LIT Enterprise Subaccount (Class II)
      Van Kampen LIT Strategic Growth Subaccount (Class I)
      VIP Contrafund(R) Subaccount (Service Class 2)
      VIP Contrafund(R) Subaccount (Service Class)
      VIP Dynamic Capital Appreciation Subaccount (Service Class 2)
      VIP Mid Cap Subaccount (Service Class 2)

The operations of the Subaccounts changed as follows during the years ended December 31, 2006 and 2005:

For the year ended December 31, 2006:
-------------------------------------

      Mergers:
      Old Portfolio                                                       New Portfolio
      -------------                                                       -------------
      AIM V.I. Premier Equity Portfolio (a)                               AIM V.I. Core Equity Portfolio (b)
      Capital Appreciation Fund (a)                                       Janus Capital Appreciation Portfolio (b)
      High Yield Bond Trust (a)                                           Western Asset Management High Yield Bond Portfolio (b)
      Managed Assets Trust (a)                                            Legg Mason Partners Managed Assets Portfolio (b)
      Money Market Portfolio (a) (a)                                      BlackRock Money Market Portfolio (b)
      Travelers AIM Capital Appreciation Portfolio (a)                    Met/AIM Capital Appreciation Portfolio (b)
      Travelers Convertible Securities Portfolio (a)                      Lord Abbett Bond Debenture Portfolio (b)
      Travelers Disciplined Mid Cap Stock Portfolio (a)                   Batterymarch Mid Cap Stock Portfolio (b)
      Travelers Federated High Yield Portfolio (a)                        Federated High Yield Portfolio (b)
      Travelers Federated Stock Portfolio (a)                             Lord Abbett Growth and Income Portfolio (b)
      Travelers Mercury Large Cap Core Portfolio (a)                      Mercury Large Cap Core Portfolio (b)
      Travelers MFS Value Portfolio (a)                                   MIST MFS Value Portfolio (b)
      Travelers Mondrian International Stock Portfolio (a)                Harris Oakmark International Portfolio (b)
      Travelers Pioneer Fund Portfolio (a)                                Pioneer Fund Portfolio (b)
      Travelers Pioneer Mid Cap Value Portfolio (a)                       Pioneer Mid Cap Value Portfolio (b)
      Travelers Pioneer Strategic Income Portfolio (a)                    Pioneer Strategic Income Portfolio (b)
      Travelers Style Focus Series: Small Cap Growth Portfolio (a)        Met/AIM Small Cap Growth Portfolio (b)
      Travelers Style Focus Series: Small Cap Value Portfolio (a)         Dreman Small Cap Value Portfolio (b)
      Travelers Equity Income Portfolio (a)                               FI Value Leaders Portfolio (b)
      Travelers Large Cap Portfolio (a)                                   FI Large Cap Portfolio (b)
      Travelers Managed Allocation: Conservative Portfolio (a)            MetLife Conservative Allocation Portfolio (b)
      Travelers Managed Allocation: Moderate Conservative Portfolio (a)   MetLife Conservative to Moderate Allocation Portfolio (b)
      Travelers Managed Allocation: Moderate Portfolio (a)                MetLife Moderate Allocation Portfolio (b)
      Travelers Managed Allocation: Moderate to Aggressive Portfolio (a)  MetLife Moderate to Aggressive Allocation Portfolio (b)
      Travelers Managed Allocation: Aggressive Portfolio (a)              MetLife Aggressive Allocation Portfolio (b)
      Travelers MFS Mid Cap Growth Portfolio (a)                          BlackRock Aggressive Growth Portfolio (b)
      Travelers MFS Total Return Portfolio (a)                            MSF MFS Total Return Portfolio (b)

      Mergers -- (Continued):
      Old Portfolio                                                         New Portfolio
      -------------                                                         -------------
      Travelers Strategic Equity Portfolio (a)                              FI Large Cap Portfolio (b)
      Travelers Managed Income Portfolio (a)                                BlackRock Bond Income Portfolio (b)
      Travelers Quality Bond Portfolio (a)                                  BlackRock Bond Income Portfolio (b)
      Travelers U.S. Government Securities Portfolio (a)                    Western Asset Management U.S. Government Portfolio (b)
      Travelers Van Kampen Enterprise Portfolio (a)                         Capital Guardian U.S. Equity Portfolio (b)

     (a)   For the period January 1, 2006 to April 30, 2006
     (b)   For the period May 1, 2006 to December 31, 2006

      Substitutions:
      Old Portfolio                                                         New Portfolio
      -------------                                                         -------------
      Delaware VIP REIT Portfolio (c)                                       Neuberger Berman Real Estate Portfolio (d)
      Janus Aspen Balanced Portfolio (c)                                    MFS Total Return Portfolio (d)
      AllianceBernstein Growth and Income Portfolio (c)                     Lord Abbett Growth and Income Portfolio (d)
      AllianceBernstein Large Cap Growth Portfolio (c)                      T.Rowe Price Large Cap Growth Portfolio (d)
      FAM Variable Series Mercury Value Opportunities V.I. Portfolio (c)    Third Avenue Small Cap Value Portfolio (d)
      FAM Variable Series Mercury Global Allocation V.I. Portfolio (c)      Oppenheimer Global Equity Portfolio (d)
      Templeton Mutual Shares Securities Portfolio (c)                      Lord Abbett Growth and Income Portfolio (d)
      Templeton Growth Securities Portfolio (c)                             Oppenheimer Global Equity Portfolio (d)
      Oppenheimer Main Street Portfolio (c)                                 Lord Abbett Growth and Income Portfolio (d)
      Lazard Retirement Small Cap Portfolio (e)                             Third Avenue Small Cap Value Portfolio (f)

     (c)   For the period January 1, 2006 to April 30, 2006
     (d)   For the period May 1, 2006 to December 31, 2006
     (e)   For the period January 1, 2006 to November 12, 2006
     (f)   For the period November 13, 2006 to December 31, 2006

      Name Changes:
      Old Name                                                              New Name
      --------                                                              --------
      Greenwich Street Series Fund Appreciation Subaccount                  LMPVII Appreciation Subaccount
      Greenwich Street Series Fund Diversified Strategic Income Subaccount  LMPVPII Diversified Strategic Income Subaccount
      Smith Barney Equity Index Subaccount                                  LMPVPII Equity Index Subaccount
      Salomon Brothers Variable Aggressive Growth Fund                      LMPVPII Aggressive Growth Subaccount
      Salomon Brothers Variable Growth & Income Fund                        LMPVPII Growth and Income Subaccount
      Smith Barney Fundamental Value Subaccount                             LMPVPII Fundamental Value Subaccount
      Salomon Brothers Variable All Cap Fund                                LMPVPI All Cap Subaccount
      Salomon Brothers Variable Investors Fund                              LMPVPI Investors Subaccount
      Salomon Brothers Variable Large Cap Growth Fund                       LMPVPI Large Cap Growth Subaccount
      Salomon Brothers Variable Small Cap Growth Fund                       LMPVPI Small Cap Growth Subaccount
      Scudder Small Cap Index Fund                                          DWS Small Cap Index Subaccount
      Smith Barney Dividend Strategy Subaccount                             LMPIS Dividend Strategy Subaccount
      Smith Barney Premier Selections All Cap Growth Subaccount             LMPIS Premier Selections All Cap Growth Subaccount
      Multiple Discipline Subaccount - All Cap Growth and Value             LMPVPIV Multiple Discipline Subaccount - All Cap
                                                                            Growth and Value
      Multiple Discipline Subaccount - Balanced All Cap Growth and Value    LMPVPIV Multiple Discipline Subaccount - Balanced
                                                                            All Cap Growth and Value
      Multiple Discipline Subaccount - Global All Cap Growth and Value      LMPVPIV Multiple Discipline Subaccount - Global All Cap
                                                                            Growth and Value
      Multiple Discipline Subaccount - Large Cap Growth and Value           LMPVPIV Multiple Discipline Subaccount - Large Cap
                                                                            Growth and Value
      SB Adjustable Rate Income Subaccount                                  LMPVPIII Adjustable Rate Income Subaccount
      Smith Barney Aggressive Growth Subaccount                             LMPVPIII Aggressive Growth Subaccount
      Smith Barney High Income Subaccount                                   LMPVPIII High Income Subaccount
      Smith Barney International All Cap Growth Subaccount                  LMPVPIII International All Cap Growth Subaccount
      Smith Barney Large Capitalization Growth Subaccount                   LMPVPIII Large Cap Growth Subaccount
      Smith Barney Large Cap Value Subaccount                               LMPVPIII Large Cap Value Subaccount
      Smith Barney Mid Cap Core Subaccount                                  LMPVPIII Mid Cap Core Subaccount
      Smith Barney Money Market Subaccount                                  LMPVPIII Money Market Subaccount
      Smith Barney Small Cap Growth Opportunities Subaccount                LMPVPV Small Cap Growth Opportunities Subaccount
      Mercury Large Cap Core Subaccount                                     BlackRock Large Cap Core Subaccount
      Federated High Yield Subaccount                                       BlackRock High Yield Subaccount

1. BUSINESS -- (Concluded)

For the year ended December 31, 2005:
-------------------------------------

Effective  February 25, 2005, the Travelers  Series Trust:  MFS Emerging  Growth
Portfolio was merged into The Travelers Series Trust: MFS Mid Cap Growth Portfolio.

Not all funds may be available in all states or to all contract owners.

This report is prepared for the general information of contract owners and is not an offer of units of Fund BD III or shares of Fund BD III's underlying funds. It should not be used in connection with any offer except in conjunction with the prospectus for the Fund BD III product(s) offered by the Company and the prospectuses of the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by Fund BD III in the preparation of its financial statements.

Investments are valued daily at the net asset values per share of the underlying funds. Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value. Changes in fair values are recorded in the Statement of Operations.

Security transactions are accounted for on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

Included in "Other receipts/(payments)" in the Statement of Changes in Net Assets are primarily contract benefits which have been re-deposited with the Company and distributions for payouts.

The operations of Fund BD III form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986 (the "Code"). Under existing federal income tax law, no taxes are payable on the earnings of Fund BD III. Fund BD III is not taxed as a "regulated investment company" under Subchapter M of the Code.

Net Assets allocated to contracts in the payout period are computed according to the 1983 Individual Annuitant Mortality Table A for the Index product and the Annuity 2000 Table for the Portfolio Architect XTRA, Protected Equity Portfolio, Vintage XTRA, and Vintage XTRA (Series II) products. The assumed investment return is 3.0 percent for all products. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

The financial highlights disclosure is comprised of the units, unit values, net assets, investment income ratios, expense ratios and total returns for each Subaccount. Since each Subaccount offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the Subaccount for the entire year.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and/or annuity unit values:

      -     Mortality and Expense Risks assumed by the Company ("M&E")
      -     Administrative fees paid for administrative expenses ("ADM")
      -     Enhanced  Stepped-up  Provision,  if elected by the  contract  owner
            ("E.S.P.")
      - Guaranteed Minimum Withdrawal Benefit, if elected by the contract owner ("GMWB")
      - Guaranteed Minimum Accumulations Benefit, if elected by the contract owner ("GMAB")
      -     Principal Protection Fees, if elected by the contract owner ("PP")

Below is a table displaying separate account charges with their associated products offered in Fund BD III for each funding option. The table displays Standard ("S"), Enhanced ("E"), Annual Step-Up ("SU"), and Roll-up ("R") Death Benefit ("Dth Ben") designations.

                                                                                    Asset-based Charges
                                                          -------------------------------------------------------------------------
                                                                                           Optional Features
Separate Account     Dth                                                   ------------------------------------------------  Total
   Charge (1)        Ben    Product                       M&E      ADM     E.S.P.  GMWB I  GMWB II  GMWB III   GMAB  PP (5)  Charge
   ----------        ---    -------                       ---      ---     ------  ------  -------  --------   ----  ------  ------
Separate Account
  Charge 1.40%         S    Index Annuity                1.25%     0.15%                                                      1.40%
                       S    Portfolio Architect XTRA
                              (notes 2-4)                1.25%     0.15%                                                      1.40%
                       S    Vintage XTRA (note 2)        1.25%     0.15%                                                      1.40%
Separate Account
  Charge 1.55%         S    Vintage XTRA (Series II)
                              (note 2)                   1.40%     0.15%                                                      1.55%
Separate Account
  Charge 1.60% (A)     S    Portfolio Architect XTRA
                              (notes 2-4)                1.25%     0.15%    0.20%                                             1.60%
                       S    Vintage XTRA (note 2)        1.25%     0.15%    0.20%                                             1.60%
Separate Account
  Charge 1.60% (B)     E    Index Annuity                1.45%     0.15%                                                      1.60%
                       E    Portfolio Architect XTRA
                              (notes 2-4)                1.45%     0.15%                                                      1.60%
                       E    Vintage XTRA (note 2)        1.45%     0.15%                                                      1.60%
Separate Account
  Charge 1.65%        SU    Vintage XTRA (Series II)
                              (note 2)                   1.50%     0.15%                                                      1.65%
                       S    Portfolio Architect XTRA
                              (notes 2-4)                1.25%     0.15%                              0.25%                   1.65%
                       S    Vintage XTRA (note 2)        1.25%     0.15%                              0.25%                   1.65%
Separate Account
  Charge 1.70%         S    Vintage XTRA (Series II)
                              (note 2)                   1.40%     0.15%    0.15%                                             1.70%
Separate Account
  Charge 1.80% (A)     S    Portfolio Architect XTRA
                              (notes 2-4)                1.25%     0.15%            0.40%                                     1.80%
                       S    Vintage XTRA (note 2)        1.25%     0.15%            0.40%                                     1.80%

                                                                                    Asset-based Charges
                                                          -------------------------------------------------------------------------
                                                                                           Optional Features
Separate Account     Dth                                                   ------------------------------------------------  Total
   Charge (1)        Ben    Product                       M&E      ADM     E.S.P.  GMWB I  GMWB II  GMWB III   GMAB  PP (5)  Charge
   ----------        ---    -------                       ---      ---     ------  ------  -------  --------   ----  ------  ------
Separate Account
  Charge 1.80% (B)     E    Portfolio Architect XTRA
                              (notes 2-4)                1.45%     0.15%    0.20%                                             1.80%
                       E    Vintage XTRA (note 2)        1.45%     0.15%    0.20%                                             1.80%
                       S    Vintage XTRA (Series II)
                              (note 2)                   1.40%     0.15%                              0.25%                   1.80%
                      SU    Vintage XTRA (Series II)
                              (note 2)                   1.50%     0.15%    0.15%                                             1.80%
Separate Account
  Charge 1.85%         R    Vintage XTRA (Series II)
                              (note 2)                   1.70%     0.15%                                                      1.85%
                       S    Portfolio Architect XTRA
                              (notes 2-4)                1.25%     0.15%    0.20%                     0.25%                   1.85%
                       S    Vintage XTRA (note 2)        1.25%     0.15%    0.20%                     0.25%                   1.85%
                       E    Portfolio Architect XTRA
                              (notes 2-4)                1.45%     0.15%                              0.25%                   1.85%
                       E    Vintage XTRA (note 2)        1.45%     0.15%                              0.25%                   1.85%
Separate Account
  Charge 1.90%        SU    Vintage XTRA (Series II)
                              (note 2)                   1.50%     0.15%                              0.25%                   1.90%
                       S    Portfolio Architect XTRA
                              (notes 2-4)                1.25%     0.15%                    0.50%                             1.90%
                       S    Vintage XTRA (note 2)        1.25%     0.15%                    0.50%                             1.90%
Separate Account
  Charge 1.95%         S    Vintage XTRA (Series II)
                              (note 2)                   1.40%     0.15%            0.40%                                     1.95%
                       S    Vintage XTRA (Series II)
                              (note 2)                   1.40%     0.15%    0.15%                     0.25%                   1.95%
Separate Account
  Charge 2.00% (A)     S    Portfolio Architect XTRA
                              (notes 2-4)                1.25%     0.15%    0.20%   0.40%                                     2.00%
                       S    Vintage XTRA (note 2)        1.25%     0.15%    0.20%   0.40%                                     2.00%
Separate Account
  Charge 2.00% (B)     E    Portfolio Architect XTRA
                              (notes 2-4)                1.45%     0.15%            0.40%                                     2.00%
                       E    Vintage XTRA (note 2)        1.45%     0.15%            0.40%                                     2.00%
                       R    Vintage XTRA (Series II)
                              (note 2)                   1.70%     0.15%    0.15%                                             2.00%
Separate Account
  Charge 2.05%         S    Vintage XTRA (Series II)
                              (note 2)                   1.40%     0.15%                    0.50%                             2.05%
                       S    Vintage XTRA (Series II)
                              (note 2)                   1.40%     0.15%                                       0.50%          2.05%
                      SU    Vintage XTRA (Series II)
                              (note 2)                   1.50%     0.15%            0.40%                                     2.05%
                      SU    Vintage XTRA (Series II)
                              (note 2)                   1.50%     0.15%    0.15%                     0.25%                   2.05%
                       E    Portfolio Architect XTRA
                              (notes 2-4)                1.45%     0.15%    0.20%                     0.25%                   2.05%
                       E    Vintage XTRA (note 2)        1.45%     0.15%    0.20%                     0.25%                   2.05%

                                                                                    Asset-based Charges
                                                          -------------------------------------------------------------------------
                                                                                           Optional Features
Separate Account     Dth                                                   ------------------------------------------------  Total
   Charge (1)        Ben    Product                       M&E      ADM     E.S.P.  GMWB I  GMWB II  GMWB III   GMAB  PP (5)  Charge
   ----------        ---    -------                       ---      ---     ------  ------  -------  --------   ----  ------  ------
Separate Account
  Charge 2.10%         S    Vintage XTRA (Series II)
                              (note 2)                   1.40%     0.15%    0.15%   0.40%                                     2.10%
                       R    Vintage XTRA (Series II)
                              (note 2)                   1.70%     0.15%                              0.25%                   2.10%
                       S    Portfolio Architect XTRA
                              (notes 2-4)                1.25%     0.15%    0.20%           0.50%                             2.10%
                       S    Vintage XTRA (note 2)        1.25%     0.15%    0.20%           0.50%                             2.10%
                       E    Portfolio Architect XTRA
                              (notes 2-4)                1.45%     0.15%                    0.50%                             2.10%
                       E    Vintage XTRA
                              (note 2)                   1.45%     0.15%                    0.50%                             2.10%
Separate Account
  Charge 2.15% (B)    SU    Vintage XTRA (Series II)
                              (note 2)                   1.50%     0.15%                    0.50%                             2.15%
                      SU    Vintage XTRA (Series II)
                              (note 2)                   1.50%     0.15%                                       0.50%          2.15%
Separate Account
  Charge 2.20% (A)     S    Vintage XTRA (Series II)
                              (note 2)                   1.40%     0.15%    0.15%           0.50%                             2.20%
                       S    Index Annuity                1.25%     0.15%                                              0.80%   2.20%
                       S    Vintage XTRA (Series II)
                              (note 2)                   1.40%     0.15%    0.15%                              0.50%          2.20%
                      SU    Vintage XTRA (Series II)
                              (note 2)                   1.50%     0.15%    0.15%   0.40%                                     2.20%
Separate Account
  Charge 2.20% (B)     E    Portfolio Architect XTRA
                              (notes 2-4)                1.45%     0.15%    0.20%   0.40%                                     2.20%
                       E    Vintage XTRA (note 2)        1.45%     0.15%    0.20%   0.40%                                     2.20%
Separate Account
  Charge 2.25% (A)     R    Vintage XTRA (Series II)
                              (note 2)                   1.70%     0.15%    0.15%                     0.25%                   2.25%
                       S    Index Annuity                1.25%     0.15%                                              0.85%   2.25%
Separate Account
  Charge 2.25% (B)     R    Vintage XTRA (Series II)
                              (note 2)                   1.70%     0.15%            0.40%                                     2.25%
Separate Account
  Charge 2.30% (B)     E    Portfolio Architect XTRA
                               (notes 2-4)               1.45%     0.15%    0.20%           0.50%                             2.30%
                       E    Vintage XTRA (note 2)        1.45%     0.15%    0.20%           0.50%                             2.30%
                      SU    Vintage XTRA (Series II)
                              (note 2)                   1.50%     0.15%    0.15%           0.50%                             2.30%
                      SU    Vintage XTRA (Series II)
                              (note 2)                   1.50%     0.15%    0.15%                              0.50%          2.30%
Separate Account
  Charge 2.35% (A)     S    Index Annuity                1.25%     0.15%                                              0.95%   2.35%
                            Protected Equity Portfolio   1.25%     0.15%                                              0.95%   2.35%

                                                                                    Asset-based Charges
                                                          -------------------------------------------------------------------------
                                                                                           Optional Features
Separate Account     Dth                                                   ------------------------------------------------  Total
   Charge (1)        Ben    Product                       M&E      ADM     E.S.P.  GMWB I  GMWB II  GMWB III   GMAB  PP (5)  Charge
   ----------        ---    -------                       ---      ---     ------  ------  -------  --------   ----  ------  ------
Separate Account
  Charge 2.35% (B)     R    Vintage XTRA (Series II)
                              (note 2)                   1.70%     0.15%                                       0.50%          2.35%
                       R    Vintage XTRA (Series II)
                              (note 2)                   1.70%     0.15%                    0.50%                             2.35%
Separate Account
  Charge 2.40% (A)     S    Index Annuity                1.25%     0.15%                                              1.00%   2.40%
                       R    Vintage XTRA (Series II)
                              (note 2)                   1.70%     0.15%    0.15%   0.40%                                     2.40%
Separate Account
  Charge 2.40% (C)     E    Index Annuity                1.45%     0.15%                                              0.80%   2.40%
Separate Account
  Charge 2.45%         E    Index Annuity                1.45%     0.15%                                              0.85%   2.45%
Separate Account
  Charge 2.50% (A)     R    Vintage XTRA (Series II)
                              (note 2)                   1.70%     0.15%    0.15%           0.50%                             2.50%
                       S    Index Annuity                1.25%     0.15%                                              1.10%   2.50%
Separate Account
  Charge 2.50% (B)     R    Vintage XTRA (Series II)
                              (note 2)                   1.70%     0.15%    0.15%                              0.50%          2.50%
Separate Account
  Charge 2.55% (A)     E    Index Annuity                1.45%     0.15%                                              0.95%   2.55%
Separate Account
  Charge 2.55% (B)     S    Index Annuity                1.25%     0.15%                                              1.15%   2.55%
Separate Account
  Charge 2.60%         E    Index Annuity                1.45%     0.15%                                              1.00%   2.60%
Separate Account
  Charge 2.70%         E    Index Annuity                1.45%     0.15%                                              1.10%   2.70%
Separate Account
  Charge 2.75% (A)     E    Index Annuity                1.45%     0.15%                                              1.15%   2.75%
Separate Account
  Charge 2.75% (B)     S    Index Annuity                1.25%     0.15%                                              1.35%   2.75%
Separate Account
  Charge 2.85%         S    Index Annuity                1.25%     0.15%                                              1.45%   2.85%
Separate Account
  Charge 2.90%         S    Index Annuity                1.25%     0.15%                                              1.50%   2.90%
Separate Account
  Charge 2.90%              Protected Equity Portfolio   1.25%     0.15%                                              1.50%   2.90%
Separate Account
  Charge 2.95%         E    Index Annuity                1.45%     0.15%                                              1.35%   2.95%
Separate Account
  Charge 3.05% (A)     E    Index Annuity                1.45%     0.15%                                              1.45%   3.05%
Separate Account
  Charge 3.05% (B)     S    Index Annuity                1.25%     0.15%                                              1.65%   3.05%
Separate Account
  Charge 3.10%         E    Index Annuity                1.45%     0.15%                                              1.50%   3.10%
Separate Account
  Charge 3.20%         S    Index Annuity                1.25%     0.15%                                              1.80%   3.20%
Separate Account
  Charge 3.25%         E    Index Annuity                1.45%     0.15%                                              1.65%   3.25%
Separate Account
  Charge 3.30%         S    Index Annuity                1.25%     0.15%                                              1.90%   3.30%
Separate Account
  Charge 3.40% (A)     S    Index Annuity                1.25%     0.15%                                              2.00%   3.40%

3. CONTRACT CHARGES -- (Concluded)

                                                                                    Asset-based Charges
                                                          -------------------------------------------------------------------------
                                                                                           Optional Features
Separate Account     Dth                                                   ------------------------------------------------  Total
   Charge (1)        Ben    Product                       M&E      ADM     E.S.P.  GMWB I  GMWB II  GMWB III   GMAB  PP (5)  Charge
   ----------        ---    -------                       ---      ---     ------  ------  -------  --------   ----  ------  ------
Separate Account
  Charge 3.40% (B)     E    Index Annuity                1.45%     0.15%                                              1.80%   3.40%
Separate Account
  Charge 3.50% (A)     E    Index Annuity                1.45%     0.15%                                              1.90%   3.50%
Separate Account
  Charge 3.50% (B)          Protected Equity Portfolio   1.25%     0.15%                                              2.10%   3.50%
Separate Account
  Charge 3.60%         E    Index Annuity                1.45%     0.15%                                              2.00%   3.60%

(1) Certain accumulation and annuity unit values may not be available through certain Subaccounts.

(2) An amount equal to the underlying fund expenses that are in excess of 0.90% is being waived for the Harris Oakmark International Subaccount (Class A) of the Met Investors Series Trust.

(3) An amount equal to the underlying fund expenses that are in excess of 0.59% is being waived for the Lord Abbett Growth and Income Subaccount (Class B) of the Met Investors Series Trust.

(4) A waiver of 0.15% of the M&E charge applies to the Subaccount investing in the Western Asset Management U.S. Government Subaccount (Class A) of the Metropolitan Series Fund, Inc.

(5)   The  Index  Annuity  product  offered  an  optional   feature,   Principal
      Protection Guarantee, for an annual Principal Protection Fee of up to 2.00% (deducted daily from the Contract value). If this was selected, and money is withdrawn prior to the maturity date, there is no refund of the charge and the Company may deduct an additional Principal Protection Cancellation Charge of up to 4%. The Protected Equity Portfolio product includes the Principal Protection Benefit (not optional). The asset based charges include an annual Principal Protection Fee of up to 2.50% (deducted daily from the Contract value). The charge is set periodically and locks in at the Contract purchase.

An annual Administrative Charge (prorated for partial periods) is assessed through the redemption of units and paid to the Company to cover contract administrative charges as follows:

Product                                      Administrative Charge
-------                                      ---------------------
Portfolio Architect XTRA                     $40 for contract values less than $100,000
Vintage XTRA                                 $40 for contract values less than $100,000
Vintage XTRA (Series II)                     $40 for contract values less than $100,000
Index Annuity                                $30 for contract values less than $50,000
Protected Equity Portfolio                   $30 for contract values less than $50,000

No sales charges are deducted from participant purchase payments when they are received. However, in the accumulation phase, a withdrawal charge will apply, if the purchase payments and any associated purchase payment Credits are withdrawn. Likewise, in the annuity phase, if the Variable Liquidity Benefit is selected, there is a surrender charge associated with the amounts withdrawn. The charges for withdrawals in the accumulation and annuity phases are assessed through the redemption of units and listed directly below.

Product                                      Withdrawal/Surrender Charges (as a percentage of the amount withdrawn)
-------                                      ----------------------------------------------------------------------
Portfolio Architect XTRA                     Maximum percentage is 8% decreasing to 0% after nine full years
Vintage XTRA                                 Maximum percentage is 8% decreasing to 0% after nine full years
Vintage XTRA (Series II)                     Maximum percentage is 8% decreasing to 0% after nine full years
Index Annuity                                Maximum percentage is 6% decreasing to 0% after eight full years
Protected Equity Portfolio                   Maximum percentage is 9% decreasing to 0% after ten full years

For a full explanation of product charges and associated product features and benefits, please refer to your product prospectus.

4. STATEMENT OF INVESTMENTS

                                                                                 As of and for the period ended December 31, 2006
                                                                           ---------------------------------------------------------
INVESTMENTS                                                                   No. of         Market         Cost of       Proceeds
                                                                              Shares          Value        Purchases     from Sales
                                                                           ------------   ------------   ------------   ------------
AIM Variable Insurance Funds (0.1%)
  AIM V.I. Core Equity Subaccount (Series I) (Cost $905,489)                     36,102   $    982,694   $  1,205,206   $    308,834
  AIM V.I. Premier Equity Subaccount (Series I) (Cost $0)                            --             --         17,351      1,239,177
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $905,489)                                                        36,102   $    982,694   $  1,222,557   $  1,548,011
                                                                           ============   ============   ============   ============
AllianceBernstein Variable Products Series Fund, Inc. (0.0%)
  AllianceBernstein Growth and Income Subaccount (Class B) (Cost $0)                 --   $         --   $    199,316   $  1,952,725
  AllianceBernstein Large Cap Growth Subaccount (Class B) (Cost $0)                  --             --         37,709      2,735,606
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $0)                                                                  --   $         --   $    237,025   $  4,688,331
                                                                           ============   ============   ============   ============
American Funds Insurance Series (10.6%)
  American Funds Global Growth Subaccount (Class 2) (Cost $13,365,076)          778,510   $ 18,131,499   $  2,642,603   $  1,136,359
  American Funds Growth Subaccount (Class 2) (Cost $32,114,893)                 624,341     40,007,742      5,053,351      1,734,137
  American Funds Growth and Income Subaccount (Class 2)
   (Cost $35,895,127)                                                         1,005,699     42,430,424      5,751,090      1,800,732
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $81,375,096)                                                  2,408,550   $100,569,665   $ 13,447,044   $  4,671,228
                                                                           ============   ============   ============   ============
Capital Appreciation Fund (0.0%)
  Capital Appreciation Subaccount
    Total (Cost $0)                                                                  --   $         --   $    202,220   $  1,763,027
                                                                           ============   ============   ============   ============
Credit Suisse Trust (0.0%)
  Credit Suisse Trust Emerging Markets Subaccount
    Total (Cost $118,391)                                                        10,955   $    239,372   $     55,852   $     52,103
                                                                           ============   ============   ============   ============
Delaware VIP Trust (0.0%)
  Delaware VIP REIT Subaccount (Standard Class)
    Total (Cost $0)                                                                  --   $         --   $    554,074   $  3,601,536
                                                                           ============   ============   ============   ============
Dreyfus Variable Investment Fund (0.2%)
  Dreyfus VIF Appreciation Subaccount (Initial Shares) (Cost $551,895)           16,952   $    721,289   $     41,323   $    473,670
  Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
   (Cost $1,284,943)                                                             38,322      1,610,664        197,971        289,274
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $1,836,838)                                                      55,274   $  2,331,953   $    239,294   $    762,944
                                                                           ============   ============   ============   ============
DWS Investments VIT Funds (0.0%)
  DWS VIT Small Cap Index Subaccount (Class A)
    Total (Cost $221,451)                                                        20,603   $    332,118   $     17,709   $    348,635
                                                                           ============   ============   ============   ============
FAM Variable Series Funds, Inc. (0.0%)
  FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (Cost $0)              --   $         --   $     19,692   $    371,865
  FAMVS Mercury Value Opportunities V.I. Subaccount (Class III)
   (Cost $0)                                                                         --             --        385,217      1,980,324
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $0)                                                                  --   $         --   $    404,909   $  2,352,189
                                                                           ============   ============   ============   ============
Franklin Templeton Variable Insurance Products Trust (2.5%)
  FTVIPT Franklin Income Securities Subaccount (Class 2)
   (Cost $3,445,814)                                                            217,815   $  3,781,275   $  2,188,057   $    188,614
  FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2)
    (Cost $1,579,100)                                                            88,884      1,966,995         85,380        410,740
  FTVIPT Mutual Shares Securities Subaccount (Class 2) (Cost $0)                     --             --        817,672      7,644,564
  FTVIPT Templeton Developing Markets Securities Subaccount (Class 2)
    (Cost $4,536,968)                                                           465,279      6,416,192      1,536,485        850,802
  FTVIPT Templeton Foreign Securities Subaccount (Class 2)
   (Cost $8,522,438)                                                            592,878     11,098,685      1,663,801        673,552
  FTVIPT Templeton Growth Securities Subaccount (Class 2) (Cost $0)                  --             --        818,300      5,663,535
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $18,084,320)                                                  1,364,856   $ 23,263,147   $  7,109,695   $ 15,431,807
                                                                           ============   ============   ============   ============
High Yield Bond Trust (0.0%)
  High Yield Bond Subaccount
    Total (Cost $0)                                                                  --   $         --   $      2,737   $     37,271
                                                                           ============   ============   ============   ============

                                                                                         As of and for the period ended
                                                                                         December 31, 2006 -- (Continued)
                                                                           ---------------------------------------------------------
INVESTMENTS                                                                   No. of         Market         Cost of       Proceeds
                                                                              Shares          Value        Purchases     from Sales
                                                                           ------------   ------------   ------------   ------------
Janus Aspen Series (0.3%)
  Janus Aspen Balanced Subaccount (Service Shares) (Cost $0)                         --   $         --   $      7,034   $  2,796,045
  Janus Aspen Global Life Sciences Subaccount (Service Shares)
   (Cost $525,678)                                                               74,918        704,231         64,322        123,852
  Janus Aspen Global Technology Subaccount (Service Shares)
   (Cost $358,302)                                                              102,065        435,817         43,982        141,384
  Janus Aspen Mid Cap Growth Subaccount (Service Shares)
   (Cost $695,182)                                                               31,156      1,002,913         54,521        241,189
  Janus Aspen Worldwide Growth Subaccount (Service Shares)
   (Cost $751,193)                                                               28,703        924,520         37,433        190,030
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $2,330,355)                                                     236,842   $  3,067,481   $    207,292   $  3,492,500
                                                                           ============   ============   ============   ============
Lazard Retirement Series, Inc. (0.0%)
  Lazard Retirement Small Cap Subaccount
    Total (Cost $0)                                                                  --   $         --   $    484,867   $  2,093,438
                                                                           ============   ============   ============   ============
Legg Mason Partners Investment Series (0.1%)
  LMPIS Dividend Strategy Subaccount (Cost $690,802)                             79,295   $    796,123   $     52,993   $     66,088
  LMPIS Premier Selections All Cap Growth Subaccount (Cost $279,662)             25,073        335,472         10,859         17,975
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $970,464)                                                       104,368   $  1,131,595   $     63,852   $     84,063
                                                                           ============   ============   ============   ============
Legg Mason Partners Variable Portfolios V (0.2%)
  LMPVPV Small Cap Growth Opportunities Subaccount
    Total (Cost $1,645,282)                                                     153,920   $  1,759,305   $    303,552   $    220,284
                                                                           ============   ============   ============   ============
Legg Mason Partners Variable Portfolios I, Inc. (1.4%)
  LMPVPI All Cap Subaccount (Class I) (Cost $4,591,691)                         314,316   $  6,135,446   $    412,959   $  1,007,322
  LMPVPI Investors Subaccount (Class I) (Cost $3,099,982)                       255,780      4,233,157        387,125        535,672
  LMPVPI Large Cap Growth Subaccount (Class I) (Cost $367,633)                   36,140        464,034         34,498        213,184
  LMPVPI Small Cap Growth Subaccount (Class I) (Cost $2,152,661)                180,768      2,650,055        238,475        301,979
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $10,211,967)                                                    787,004   $ 13,482,692   $  1,073,057   $  2,058,157
                                                                           ============   ============   ============   ============
Legg Mason Partners Variable Portfolios II (52.4%)
  LMPVPII Aggressive Growth Subaccount (Class I) (Cost $343,195)                 17,622   $    456,593   $     62,876   $     14,138
  LMPVPII Appreciation Subaccount (Cost $5,844,468)                             264,161      7,066,308        519,715        800,029
  LMPVPII Diversified Strategic Income Subaccount (Cost $3,132,524)             338,158      3,019,753        215,870        357,429
  LMPVPII Equity Index Subaccount (Class I) (Cost $417,866,968)              13,788,183    470,177,041     19,573,349     40,778,536
  LMPVPII Equity Index Subaccount (Class II) (Cost $5,648,005)                  205,180      7,002,802        660,260        946,559
  LMPVPII Fundamental Value Subaccount (Cost $8,044,061)                        408,324      9,305,704      1,026,411      1,445,570
  LMPVPII Growth and Income Subaccount (Class I) (Cost $135,992)                 31,915        179,999          1,963          8,242
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $441,015,213)                                                15,053,543   $497,208,200   $ 22,060,444   $ 44,350,503
                                                                           ============   ============   ============   ============
Legg Mason Partners Variable Portfolios III, Inc. (4.3%)
  LMPVPIII Adjustable Rate Income Subaccount (Cost $2,938,027)                  291,306   $  2,878,104   $    975,763   $    198,310
  LMPVPIII Aggressive Growth Subaccount (Cost $12,493,483)                      966,519     15,618,941      2,024,463      1,545,710
  LMPVPIII High Income Subaccount (Cost $5,298,980)                             705,807      5,159,449        890,883        703,839
  LMPVPIII International All Cap Growth Subaccount (Cost $249,404)               21,336        368,691         14,677         47,073
  LMPVPIII Large Cap Growth Subaccount (Cost $3,841,745)                        287,428      4,532,738        623,406        897,047
  LMPVPIII Large Cap Value Subaccount (Cost $1,095,020)                          61,454      1,334,156         39,536         83,619
  LMPVPIII Mid Cap Core Subaccount (Cost $2,987,564)                            231,648      3,319,512        499,091        231,117
  LMPVPIII Money Market Subaccount (Cost $7,195,753)                          7,195,753      7,195,753      3,313,791      2,265,693
  LMPVPIII Social Awareness Stock Subaccount (Cost $22,335)                         921         24,871          6,104         12,023
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $36,122,311)                                                  9,762,172   $ 40,432,215   $  8,387,714   $  5,984,431
                                                                           ============   ============   ============   ============

                                                                                         As of and for the period ended
                                                                                         December 31, 2006 -- (Continued)
                                                                           ---------------------------------------------------------
INVESTMENTS                                                                   No. of         Market         Cost of       Proceeds
                                                                              Shares          Value        Purchases     from Sales
                                                                           ------------   ------------   ------------   ------------
Legg Mason Partners Variable Portfolios IV (6.3%)
  LMPVPIV Multiple Discipline Subaccount-All Cap Growth and Value
    (Cost $19,263,532)                                                        1,345,398   $ 22,091,434   $  2,153,801   $  2,806,662
  LMPVPIV Multiple Discipline Subaccount-Balanced All Cap Growth and
    Value (Cost $20,449,137)                                                  1,569,337     22,300,285      2,147,180      1,682,687
  LMPVPIV Multiple Discipline Subaccount-Global All Cap Growth and
    Value (Cost $9,325,736)                                                     604,999     10,859,731      1,239,715      1,706,972
  LMPVPIV Multiple Discipline Subaccount-Large Cap Growth and Value
    (Cost $3,732,377)                                                           263,743      4,193,516        416,660        286,132
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $52,770,782)                                                  3,783,477   $ 59,444,966   $  5,957,356   $  6,482,453
                                                                           ============   ============   ============   ============
Lord Abbett Series Fund, Inc. (1.4%)
  Lord Abbett Growth and Income Subaccount (Class VC) (Cost $5,031,273)         190,773   $  5,597,286   $    693,521   $    428,830
  Lord Abbett Mid-Cap Value Subaccount (Class VC) (Cost $7,146,406)             345,249      7,519,521      1,525,321        660,826
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $12,177,679)                                                    536,022   $ 13,116,807   $  2,218,842   $  1,089,656
                                                                           ============   ============   ============   ============
Managed Assets Trust (0.0%)
  Managed Assets Subaccount
    Total (Cost $0)                                                                  --   $         --   $      9,436   $    236,591
                                                                           ============   ============   ============   ============
Met Investors Series Trust (4.6%)
  MIST Batterymarch Mid Cap Stock Subaccount (Class A)
    (Cost $1,207,060)                                                            60,240   $  1,170,471   $  1,413,497   $    194,123
  MIST BlackRock High Yield Subaccount (Class A) (Cost $1,985,579)              236,309      2,107,879      2,400,979        416,480
  MIST BlackRock Large Cap Core Subaccount (Class A) (Cost $1,164,979)          111,339      1,246,999      1,289,753        123,854
  MIST Dreman Small Cap Value Subaccount (Class A) (Cost $172,635)               13,479        185,603        186,585         14,119
  MIST Harris Oakmark International Subaccount (Class A)
    (Cost $3,529,618)                                                           206,339      3,926,640      3,754,640        225,810
  MIST Janus Capital Appreciation Subaccount (Class A)
    (Cost $1,691,159)                                                            22,626      1,756,685      1,821,736        126,012
  MIST Legg Mason Partners Managed Assets Subaccount (Class A)
    (Cost $187,695)                                                              11,051        199,692        195,730          8,361
  MIST Lord Abbett Bond Debenture Subaccount (Class A)
    (Cost $1,663,647)                                                           140,868      1,762,254      2,134,392        473,067
  MIST Lord Abbett Growth and Income Subaccount (Class B)
    (Cost $9,829,969)                                                           365,734     10,679,443     10,450,019        624,535
  MIST Lord Abbett Mid Cap Value Subaccount (Class B) (Cost $153,197)             7,489        168,945        158,824          5,613
  MIST Met/AIM Capital Appreciation Subaccount (Class A)
    (Cost $2,221,892)                                                           182,490      1,976,370      2,480,813        249,682
  MIST Met/AIM Small Cap Growth Subaccount (Class A) (Cost $138,037)             10,388        140,554        153,659         15,645
  MIST MFS(R) Value Subaccount (Class A) (Cost $4,023,841)                      298,115      4,245,164      4,321,096        309,305
  MIST Neuberger Berman Real Estate Subaccount (Class A)
    (Cost $3,367,826)                                                           225,957      4,096,596      3,797,464        450,890
  MIST Pioneer Fund Subaccount (Class A) (Cost $630,042)                         46,809        684,823        663,731         33,724
  MIST Pioneer Mid Cap Value Subaccount (Class A) (Cost $119,885)                10,547        125,931        125,350          5,262
  MIST Pioneer Strategic Income Subaccount (Class A) (Cost $5,640,373)          594,310      5,622,175      6,073,774        442,153
  MIST Third Avenue Small Cap Value Subaccount (Class B)
    (Cost $3,730,646)                                                           220,972      3,849,328      3,853,256        120,409
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $41,458,080)                                                  2,765,062   $ 43,945,552   $ 45,275,298   $  3,839,044
                                                                           ============   ============   ============   ============
Metropolitan Series Fund, Inc. (8.2%)
  MSF BlackRock Aggressive Growth Subaccount (Class D)
    (Cost $2,256,494)                                                            93,752   $  2,231,295   $  2,583,937   $    309,259
  MSF BlackRock Bond Income Subaccount (Class A) (Cost $3,941,486)               38,063      4,133,982      4,395,929        462,111
  MSF BlackRock Bond Income Subaccount (Class E) (Cost $3,635,608)               35,296      3,808,034      3,775,783        143,274
  MSF BlackRock Money Market Subaccount (Class A) (Cost $5,062,715)              50,627      5,062,715      9,250,776      4,188,061
  MSF Capital Guardian U.S. Equity Subaccount (Class A) (Cost $207,364)          16,200        215,465        236,382         29,689
  MSF FI Large Cap Subaccount (Class A) (Cost $3,794,991)                       257,320      3,890,676      4,451,138        621,164
  MSF FI Value Leaders Subaccount (Class D) (Cost $8,573,289)                    42,754      8,890,599      9,704,214      1,103,565
  MSF MetLife Aggressive Allocation Subaccount (Class B)
    (Cost $478,007)                                                              42,316        517,950        500,558         21,867
  MSF MetLife Conservative Allocation Subaccount (Class B)
    (Cost $64,955)                                                                6,486         68,358         65,989          1,050
  MSF MetLife Conservative to Moderate Allocation Subaccount (Class B)
    (Cost $704,116)                                                              67,858        747,796        721,551         17,834
  MSF MetLife Moderate Allocation Subaccount (Class B)
    (Cost $2,932,733)                                                           271,885      3,121,242      3,004,702         72,281
  MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B)
    (Cost $3,910,605)                                                           352,302      4,206,487      3,957,208         47,034
  MSF MFS(R) Total Return Subaccount (Class F) (Cost $29,422,233)               204,560     31,782,523     31,561,713      2,181,761

                                                                                         As of and for the period ended
                                                                                         December 31, 2006 -- (Continued)
                                                                           ---------------------------------------------------------
INVESTMENTS                                                                   No. of         Market         Cost of       Proceeds
                                                                              Shares          Value        Purchases     from Sales
                                                                           ------------   ------------   ------------   ------------
Metropolitan Series Fund, Inc. -- (Continued)
  MSF Oppenheimer Global Equity Subaccount (Class B) (Cost $5,990,941)          380,972      6,400,336      6,433,047        436,863
  MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
    (Cost $2,619,755)                                                           186,920      2,839,315      2,786,468        164,866
  MSF Western Asset Management High Yield Bond Subaccount (Class A)
    (Cost $61,515)                                                                6,178         63,697         98,050         37,471
  MSF Western Asset Management U.S. Government Subaccount (Class A)
    (Cost $15,296)                                                                1,299         15,982         53,031         39,499
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $73,672,103)                                                  2,054,788   $ 77,996,452   $ 83,580,476   $  9,877,649
                                                                           ============   ============   ============   ============
Money Market Portfolio (0.0%)
Money Market Subaccount
Total (Cost $0)                                                                      --   $         --   $  1,840,147   $  6,077,305
                                                                           ============   ============   ============   ============
PIMCO Variable Insurance Trust (3.8%)
  PIMCO VIT Real Return Subaccount (Administrative Class)
    (Cost $9,278,626)                                                           725,856   $  8,659,461   $  2,177,123   $  1,283,940
  PIMCO VIT Total Return Subaccount (Administrative Class)
    (Cost $27,532,414)                                                        2,672,943     27,050,179      4,941,694      1,850,292
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $36,811,040)                                                  3,398,799   $ 35,709,640   $  7,118,817   $  3,134,232
                                                                           ============   ============   ============   ============
Putnam Variable Trust (0.8%)
  Putnam VT Discovery Growth Subaccount (Class IB) (Cost $213,577)               50,606   $    299,588   $         --   $      8,616
  Putnam VT International Equity Subaccount (Class IB) (Cost $607,147)           45,513        939,382        140,186        105,087
  Putnam VT Small Cap Value Subaccount (Class IB) (Cost $4,887,027)             270,449      6,563,787      1,021,291        765,859
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $5,707,751)                                                     366,568   $  7,802,757   $  1,161,477   $    879,562
                                                                           ============   ============   ============   ============
The Travelers Series Trust (0.0%)
  Travelers AIM Capital Appreciation Subaccount (Cost $0)                            --   $         --   $     33,784   $  2,241,440
  Travelers Convertible Securities Subaccount (Cost $0)                              --             --         48,250      2,213,015
  Travelers Disciplined Mid Cap Stock Subaccount (Cost $0)                           --             --        214,306      1,318,262
  Travelers Equity Income Subaccount (Cost $0)                                       --             --      1,309,455      9,918,857
  Travelers Federated High Yield Subaccount (Cost $0)                                --             --        385,192      2,291,405
  Travelers Federated Stock Subaccount (Cost $0)                                     --             --         90,516        596,083
  Travelers Large Cap Subaccount (Cost $0)                                           --             --        137,150      1,606,456
  Travelers Managed Allocation Series: Aggressive Subaccount (Cost $0)               --             --        133,007        426,417
  Travelers Managed Allocation Series: Conservative Subaccount
    (Cost $0)                                                                        --             --          5,110         64,339
  Travelers Managed Allocation Series: Moderate Subaccount (Cost $0)                 --             --        703,604      2,816,147
  Travelers Managed Allocation Series: Moderate-Aggressive Subaccount
    (Cost $0)                                                                        --             --      1,206,320      3,099,776
  Travelers Managed Allocation Series: Moderate-Conservative Subaccount
    (Cost $0)                                                                        --             --        225,251        679,242
  Travelers Managed Income Subaccount (Cost $0)                                      --             --        355,323      3,786,050
  Travelers Mercury Large Cap Core Subaccount (Cost $0)                              --             --         52,561      1,203,871
  Travelers MFS(R) Mid Cap Growth Subaccount (Cost $0)                               --             --        176,665      3,026,937
  Travelers MFS(R) Total Return Subaccount (Cost $0)                                 --             --      2,242,154     28,938,530
  Travelers MFS(R) Value Subaccount (Cost $0)                                        --             --        516,965      4,015,536
  Travelers Mondrian International Stock Subaccount (Cost $0)                        --             --        420,009      3,774,896
  Travelers Pioneer Fund Subaccount (Cost $0)                                        --             --         31,305        689,174
  Travelers Pioneer Mid Cap Value Subaccount (Cost $0)                               --             --         54,804        109,399
  Travelers Pioneer Strategic Income Subaccount (Cost $0)                            --             --        717,901      5,029,017
  Travelers Quality Bond Subaccount (Cost $0)                                        --             --        316,150      4,701,347
  Travelers Strategic Equity Subaccount (Cost $0)                                    --             --        134,793      2,897,665
  Travelers Style Focus Series: Small Cap Growth Subaccount (Cost $0)                --             --         25,170         98,220
  Travelers Style Focus Series: Small Cap Value Subaccount (Cost $0)                 --             --         13,910         69,714
  Travelers U.S. Government Securities Subaccount (Cost $0)                          --             --          4,002        110,409
  Travelers Van Kampen Enterprise Subaccount (Cost $0)                               --             --         95,036        240,551
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $0)                                                                  --   $         --   $  9,648,693   $ 85,962,755
                                                                           ============   ============   ============   ============

4. STATEMENT OF INVESTMENTS -- (Concluded)

                                                                                         As of and for the period ended
                                                                                         December 31, 2006 -- (Concluded)
                                                                           ---------------------------------------------------------
INVESTMENTS                                                                   No. of         Market         Cost of       Proceeds
                                                                              Shares          Value        Purchases     from Sales
                                                                           ------------   ------------   ------------   ------------
Van Kampen Life Investment Trust (0.2%)
  Van Kampen LIT Comstock Subaccount (Class II) (Cost $1,015,116)                86,086   $  1,265,467   $    176,284   $    225,803
  Van Kampen LIT Enterprise Subaccount (Class II) (Cost $86,079)                  5,982         93,088         71,151          1,656
  Van Kampen LIT Strategic Growth Subaccount (Class I) (Cost $761,306)           27,776        800,236         28,881         95,436
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $1,862,501)                                                     119,844   $  2,158,791   $    276,316   $    322,895
                                                                           ============   ============   ============   ============
Variable Insurance Products Fund (2.6%)
  VIP Contrafund(R) Subaccount (Service Class 2) (Cost $2,319,508)              102,360   $  3,184,420   $    575,997   $    445,944
  VIP Contrafund(R) Subaccount (Service Class) (Cost $9,343,140)                335,388     10,524,484      3,320,147      1,195,015
  VIP Dynamic Capital Appreciation Subaccount (Service Class 2)
    (Cost $214,095)                                                              34,724        329,187         16,777         24,455
  VIP Mid Cap Subaccount (Service Class 2) (Cost $8,920,654)                    312,698     10,709,915      2,553,927        708,738
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $20,797,397)                                                    785,170   $ 24,748,006   $  6,466,848   $  2,374,152
                                                                           ============   ============   ============   ============

5. FINANCIAL HIGHLIGHTS

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity
    Subaccount (Series I)                 2006        909   1.080 - 1.081       983           0.50   1.40 - 1.60         8.00 - 8.10
  AIM V.I. Premier Equity
    Subaccount (Series I)                 2006         --   0.849 - 0.857        --           1.04   1.40 - 1.60         5.02 - 5.07
                                          2005      1,441   0.808 - 0.816     1,169           0.81   1.40 - 1.60         3.99 - 4.21
                                          2004      1,638   0.777 - 0.783     1,278           0.45   1.40 - 1.60         4.02 - 4.26
                                          2003      1,750   0.747 - 0.751     1,310           0.29   1.40 - 1.60       23.06 - 23.32
                                          2002      1,888   0.607 - 0.609     1,147           0.49   1.40 - 1.60   (31.33) - (31.19)
AllianceBernstein Variable Products
  Series Fund, Inc.
  AllianceBernstein Growth and
    Income Subaccount (Class B)           2006         --   1.156 - 1.462        --           --     1.40 - 2.40         4.26 - 4.56
                                          2005      1,379   1.108 - 1.399     1,664           1.10   1.40 - 2.40         2.06 - 4.73
                                          2004        606   1.115 - 1.362       725           0.56   1.40 - 2.40         0.52 - 9.74
                                          2003        231   1.020 - 1.247       240           0.82   1.40 - 2.25        0.27 - 30.33
                                          2002         55   0.786 - 0.788        43           0.13   1.40 - 1.80      (21.40) - 7.80
  AllianceBernstein Large Cap Growth
    Subaccount (Class B)                  2006         --   0.730 - 1.345        --           --     1.40 - 2.25     (2.85) - (1.98)
                                          2005      3,138   0.747 - 1.378     2,699           --     1.40 - 2.25       12.27 - 20.18
                                          2004      2,997   0.661 - 1.222     2,090           --     1.40 - 2.25        5.95 - 15.66
                                          2003      3,120   0.620 - 1.148     1,966           --     1.40 - 2.25        0.18 - 21.60
                                          2002      2,924   0.511 - 0.514     1,497           --     1.40 - 1.60   (31.87) - (31.74)
American Funds Insurance Series
  American Funds Global Growth
    Subaccount (Class 2)                  2006     11,266   1.324 - 1.932    18,130           0.87   1.40 - 2.50       17.45 - 18.71
                                          2005     10,069   1.120 - 1.634    13,732           0.62   1.40 - 2.50        9.59 - 16.59
                                          2004      4,097   1.087 - 1.458     4,951           0.38   1.40 - 2.40        9.68 - 13.07
                                          2003      2,103   0.980 - 1.308     2,093           0.42   1.40 - 2.25        0.25 - 33.47
                                          2002      1,918   0.736 - 0.741     1,415           0.93   1.40 - 1.60   (16.08) - (15.80)
  American Funds Growth
    Subaccount (Class 2)                  2006     26,935   1.240 - 1.762    40,004           0.81   1.40 - 2.50         7.48 - 8.67
                                          2005     24,455   1.147 - 1.628    33,577           0.86   1.40 - 2.50        8.54 - 18.49
                                          2004      9,895   1.078 - 1.426    11,743           0.24   1.40 - 2.40        4.90 - 11.99
                                          2003      4,171   0.981 - 1.291     4,119           0.12   1.40 - 2.05        3.33 - 34.92
                                          2002      3,190   0.728 - 0.733     2,329           0.03   1.40 - 1.60   (25.71) - (25.51)
  American Funds Growth and Income
    Subaccount (Class 2)                  2006     29,306   1.178 - 1.611    42,426           1.61   1.40 - 2.50       12.39 - 13.65
                                          2005     26,875   1.042 - 1.424    34,468           1.68   1.40 - 2.50         3.32 - 9.88
                                          2004     11,248   1.066 - 1.370    14,077           1.28   1.40 - 2.40        3.95 - 10.32
                                          2003      4,399   1.147 - 1.263     5,108           1.22   1.40 - 2.05        5.33 - 30.54
                                          2002      2,992   0.885 - 0.894     2,662           1.22   1.40 - 1.80   (19.84) - (19.46)
Capital Appreciation Fund
  Capital Appreciation Fund               2006         --   0.662 - 1.601        --             --   1.40 - 2.25     (4.98) - (0.89)
                                          2005      2,330   0.669 - 1.619     1,635             --   1.40 - 2.15        6.94 - 16.55
                                          2004      2,294   0.575 - 1.395     1,336             --   1.40 - 1.80       17.42 - 17.89
                                          2003      2,691   0.489 - 1.188     1,330           0.05   1.40 - 1.80       21.85 - 23.00
                                          2002      2,524   0.398 - 0.400     1,007           1.57   1.40 - 1.60   (26.16) - (26.06)
Credit Suisse Trust
  Credit Suisse Trust Emerging
    Markets Subaccount                    2006        145   1.642 - 1.664       239           0.56   1.40 - 1.60       30.42 - 30.71
                                          2005        143   1.259 - 1.273       181           0.73   1.40 - 1.60       25.90 - 26.16
                                          2004        146   1.000 - 1.009       147           0.29   1.40 - 1.60       23.00 - 23.20
                                          2003        139   0.813 - 0.819       114             --   1.40 - 1.60       40.66 - 40.96
                                          2002         75   0.578 - 0.581        44           0.13   1.40 - 1.60   (12.95) - (12.89)

                                      10  3

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
Delaware VIP Trust
  Delaware VIP REIT Subaccount
    (Standard Class)                      2006         --   1.415 - 3.069        --           1.97   1.40 - 2.40       19.80 - 30.76
                                          2005      1,416   1.087 - 2.347     3,064           1.76   1.40 - 2.40       (4.40) - 7.22
                                          2004      1,080   1.708 - 2.221     2,387           1.95   1.40 - 1.80       29.10 - 29.58
                                          2003      1,010   1.323 - 1.714     1,725           2.16   1.40 - 1.80        4.01 - 32.15
                                          2002        719   1.290 - 1.297       931           1.76   1.40 - 1.60         2.87 - 3.10
Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation
    Subaccount (Initial Shares)           2006        688   1.036 - 1.387       721           1.54   1.40 - 2.00       14.16 - 14.88
                                          2005      1,154   0.904 - 1.215     1,050           0.02   1.40 - 2.00         2.36 - 2.93
                                          2004      1,355   0.880 - 1.187     1,198           1.56   1.40 - 2.00         2.95 - 3.62
                                          2003      1,498   0.851 - 1.153     1,280           1.74   1.40 - 2.00       12.38 - 19.53
                                          2002        970   0.713 - 0.717       694           1.94   1.40 - 1.60   (18.05) - (17.87)
  Dreyfus VIF Developing Leaders
    Subaccount (Initial Shares)           2006      1,389   1.144 - 1.463     1,611           0.40   1.40 - 2.00         1.68 - 2.38
                                          2005      1,574   1.120 - 1.435     1,783             --   1.40 - 2.00         3.78 - 4.33
                                          2004      1,851   1.076 - 1.381     2,010           0.20   1.40 - 2.00         9.13 - 9.81
                                          2003      1,952   0.982 - 1.263     1,932           0.03   1.40 - 2.00       12.77 - 29.79
                                          2002      1,644   0.758 - 0.762     1,251           0.05   1.40 - 1.60   (20.38) - (20.21)
DWS Investments VIT Funds
  DWS VIT Small Cap Index
    Subaccount (Class A)                  2006        206   1.582 - 1.612       332           0.66   1.40 - 1.60       15.64 - 15.89
                                          2005        444   1.368 - 1.391       616           0.67   1.40 - 1.60         2.63 - 2.81
                                          2004        500   1.333 - 1.353       674           0.43   1.40 - 1.60       15.81 - 16.14
                                          2003        580   1.151 - 1.165       674           1.00   1.40 - 1.60       44.24 - 44.36
                                          2002        686   0.798 - 0.807       553           0.74   1.40 - 1.60   (21.92) - (21.65)
FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I.
    Subaccount (Class III)                2006         --   1.309 - 1.431        --             --   1.40 - 2.40         6.62 - 8.82
                                          2005        249   1.206 - 1.315       322           3.44   1.40 - 2.40        3.17 - 10.54
                                          2004         91   1.201 - 1.210       110           8.27   1.40 - 2.05        9.86 - 12.66
                                          2003          1           1.074         1           2.93          1.40                7.40
  FAMVS Mercury Value
    Opportunities V.I.
    Subaccount (Class III)                2006         --   1.339 - 1.463        --             --   1.40 - 2.40        7.58 - 11.51
                                          2005      1,234   1.204 - 1.312     1,599           1.22   1.40 - 2.40      (2.18) - 12.17
                                          2004         55   1.195 - 1.208        66             --   1.40 - 2.40        6.17 - 19.07
                                          2003          1           1.068         1           0.14          1.40                6.80

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
Franklin Templeton Variable Insurance
  Products Trust
  FTVIPT Franklin Income Securities
    Subaccount (Class 2)                  2006      3,104   1.208 - 1.227     3,781           3.42   1.40 - 2.35       11.61 - 16.46
                                          2005      1,360   1.046 - 1.051     1,427           0.20   1.55 - 2.35       (2.70) - 5.10
  FTVIPT Franklin Small/Mid Cap
    Growth Securities Subaccount
    (Class 2)                             2006      1,620   0.911 - 1.571     1,967             --   1.40 - 2.50         6.05 - 7.22
                                          2005      1,900   0.853 - 1.472     2,128             --   1.40 - 2.50        2.31 - 14.55
                                          2004      1,588   0.835 - 1.430     1,611             --   1.40 - 2.40        1.43 - 13.07
                                          2003        925   0.761 - 1.306       743             --   1.40 - 2.05        1.70 - 35.45
                                          2002        918   0.564 - 0.567       518           0.27   1.40 - 1.60   (29.76) - (29.74)
  FTVIPT Mutual Shares Securities
    Subaccount (Class 2)                  2006         --   1.374 - 1.707        --             --   1.40 - 2.40       15.55 - 16.80
                                          2005      4,802   1.188 - 1.468     6,330           0.88   1.40 - 2.40        1.83 - 10.35
                                          2004      2,266   1.146 - 1.352     2,713           0.71   1.40 - 2.40        4.95 - 11.03
                                          2003        978   1.036 - 1.222     1,027           0.78   1.40 - 2.05        0.81 - 23.43
                                          2002        158   0.842 - 0.845       133           0.06   1.40 - 1.80      (15.80) - 0.84
  FTVIPT Templeton Developing
    Markets Securities Subaccount
    (Class 2)                             2006      2,619   1.523 - 2.826     6,416           1.11   1.40 - 2.50       24.89 - 28.34
                                          2005      2,266   1.211 - 2.238     4,431           1.23   1.40 - 2.50       10.02 - 25.66
                                          2004        486   1.536 - 1.781       783           1.71   1.40 - 2.40        3.05 - 25.86
                                          2003         26   1.265 - 1.448        36           0.11   1.40 - 1.65        8.30 - 44.80
  FTVIPT Templeton Foreign Securities
    Subaccount (Class 2)                  2006      6,711   1.281 - 1.930    11,098           1.26   1.40 - 2.50       18.45 - 19.73
                                          2005      5,953   1.075 - 1.618     8,295           1.09   1.40 - 2.50        5.39 - 12.00
                                          2004      1,881   1.071 - 1.495     2,395           0.95   1.40 - 2.40        2.49 - 16.85
                                          2003        550   0.918 - 1.284       517           1.69   1.40 - 2.00        6.23 - 30.42
                                          2002        376   0.706 - 0.710       266           1.66   1.40 - 1.60   (19.86) - (19.68)
  FTVIPT Templeton Growth Securities
    Subaccount (Class 2)                  2006         --   1.273 - 1.833        --             --   1.40 - 2.35       18.98 - 20.13
                                          2005      3,221   1.065 - 1.535     4,404           1.10   1.40 - 2.35         6.23 - 9.16
                                          2004        925   1.121 - 1.438     1,178           0.62   1.40 - 2.25        8.59 - 14.34
                                          2003        220   1.025 - 1.265       228           1.64   1.40 - 2.00       18.45 - 33.51
                                          2002          4   0.790 - 0.792         3           1.30   1.40 - 1.80   (21.00) - (14.19)
High Yield Bond Trust
  High Yield Bond Subaccount              2006         --   1.089 - 1.094        --           6.48   1.40 - 1.60         2.25 - 2.34
                                          2005         34   1.065 - 1.069        36           0.01   1.40 - 1.60     (0.28) - (0.09)
                                          2004         80   1.068 - 1.070        86           9.28   1.40 - 1.60         6.48 - 7.00
Janus Aspen Series
  Janus Aspen Balanced Subaccount
    (Service Shares)                      2006         --   1.089 - 1.102        --             --   1.40 - 1.60         3.32 - 3.38
                                          2005      2,529   1.054 - 1.066     2,686           2.04   1.40 - 1.60         5.93 - 6.18
                                          2004      2,752   0.995 - 1.004     2,757           2.12   1.40 - 1.60         6.53 - 6.70
                                          2003      3,154   0.934 - 0.941     2,960           1.83   1.40 - 1.60       11.99 - 12.16
                                          2002      3,344   0.834 - 0.839     2,800           2.19   1.40 - 1.60     (8.15) - (7.90)
  Janus Aspen Global Life Sciences
    Subaccount (Service Shares)           2006        673   1.039 - 1.053       704             --   1.40 - 1.60         4.63 - 4.88
                                          2005        719   0.993 - 1.004       718             --   1.40 - 1.60       10.58 - 10.69
                                          2004        842   0.898 - 0.907       760             --   1.40 - 1.60       12.39 - 12.67
                                          2003        953   0.799 - 0.805       764             --   1.40 - 1.60       24.26 - 24.42
                                          2002        834   0.643 - 0.647       538             --   1.40 - 1.60   (30.71) - (30.50)

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
Janus Aspen Series -- (Continued)
  Janus Aspen Global Technology
    Subaccount (Service Shares)           2006      1,083   0.400 - 0.405       436             --   1.40 - 1.60         6.10 - 6.30
                                          2005      1,318   0.377 - 0.381       499             --   1.40 - 1.60        9.91 - 10.12
                                          2004      1,543   0.343 - 0.346       532             --   1.40 - 1.60     (1.15) - (0.86)
                                          2003      1,704   0.347 - 0.349       593             --   1.40 - 1.60       44.21 - 44.58
                                          2002      1,718   0.240 - 0.242       414             --   1.40 - 1.60   (42.03) - (41.69)
  Janus Aspen Mid Cap Growth
    Subaccount (Service Shares)           2006      1,125   0.541 - 1.870     1,003             --   1.40 - 2.40        2.48 - 11.69
                                          2005      1,449   0.486 - 1.684     1,064             --   1.40 - 2.40        7.05 - 14.18
                                          2004      1,397   0.445 - 1.527       797             --   1.40 - 2.40        1.19 - 24.24
                                          2003      1,228   0.375 - 0.378       461             --   1.40 - 1.60       32.51 - 33.10
                                          2002        942   0.283 - 0.284       267             --   1.40 - 1.60   (29.25) - (29.18)
  Janus Aspen Worldwide Growth
    Subaccount (Service Shares)           2006      1,361   0.670 - 1.456       924           1.59   1.40 - 2.00       15.65 - 16.27
                                          2005      1,609   0.577 - 1.259       939           1.21   1.40 - 2.00         3.45 - 4.10
                                          2004      1,745   0.556 - 1.217       979           0.91   1.40 - 2.00         2.44 - 3.13
                                          2003      1,857   0.540 - 1.188     1,012           0.82   1.40 - 2.00       13.47 - 21.97
                                          2002      1,880   0.444 - 0.446       837           0.63   1.40 - 1.60   (26.85) - (26.77)
Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap
    Subaccount                            2006         --   1.155 - 1.745        --             --   1.40 - 2.40        0.81 - 12.44
                                          2005      1,129   1.147 - 1.552     1,539             --   1.40 - 2.25         1.50 - 5.91
                                          2004        231   1.320 - 1.513       317             --   1.40 - 2.05        7.09 - 15.69
                                          2003         11   1.334 - 1.336        15             --   1.40 - 1.60       22.72 - 33.60
Legg Mason Partners Investment Series
  LMPIS Dividend Strategy
    Subaccount                            2006        661   0.916 - 1.325       796           2.20   1.40 - 2.40       15.14 - 16.31
                                          2005        679   0.789 - 1.149       701           2.05   1.40 - 2.40       (2.52) - 1.64
                                          2004        328   0.804 - 1.176       322           1.52   1.40 - 2.40         0.36 - 6.88
                                          2003        162   0.790 - 1.101       134           0.48   1.40 - 2.05        6.79 - 21.78
                                          2002        152   0.650 - 0.652        99           0.73   1.40 - 1.60   (27.21) - (27.07)
LMPIS Premier Selections All Cap
Growth Subaccount                         2006        289   0.952 - 1.293       335             --   1.40 - 2.40         4.75 - 5.82
                                          2005        298   0.901 - 1.223       331           0.13   1.40 - 2.40         3.81 - 5.04
                                          2004        265   0.861 - 1.168       276             --   1.40 - 2.40      (0.17) - 13.57
                                          2003        166   0.851 - 0.855       141             --   1.40 - 1.60       32.14 - 32.35
                                          2002        163   0.644 - 0.646       105           0.06   1.40 - 1.60   (27.88) - (27.74)
Legg Mason Partners Variable
  Portfolios V
  LMPVPV Small Cap Growth
    Opportunities Subaccount              2006      1,205   1.245 - 1.735     1,759             --   1.40 - 2.50       10.13 - 11.36
                                          2005      1,200   1.123 - 1.571     1,584             --   1.40 - 2.50        1.44 - 11.37
                                          2004        562   1.098 - 1.531       689           0.11   1.40 - 2.40        0.86 - 27.59
                                          2003        357   0.965 - 0.970       345             --   1.40 - 1.60       39.65 - 39.97
                                          2002        299   0.691 - 0.693       207             --   1.40 - 1.60   (26.80) - (21.61)
Legg Mason Partners Variable
  Portfolios I, Inc.
  LMPVPI All Cap Subaccount
    (Class I)                             2006      3,971   1.447 - 1.653     6,135           1.31   1.40 - 2.40       15.30 - 16.46
                                          2005      4,528   1.255 - 1.425     6,015           0.82   1.40 - 2.40         1.54 - 2.60
                                          2004      5,179   1.236 - 1.395     6,721           0.55   1.40 - 2.40         0.00 - 6.86
                                          2003      4,954   1.209 - 1.311     6,044           0.27   1.40 - 2.00       14.20 - 37.02
                                          2002      4,771   0.885 - 0.894     4,247           0.53   1.40 - 1.80   (26.43) - (26.05)

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
Legg Mason Partners Variable
  Portfolios I, Inc. -- (Continued)
  LMPVPI Investors Subaccount
    (Class I)                             2006      2,950   1.298 - 1.642     4,233           1.61   1.40 - 2.40       12.87 - 16.63
                                          2005      3,134   1.127 - 1.413     3,855           1.16   1.40 - 2.40         4.05 - 9.63
                                          2004      3,326   1.153 - 1.351     3,903           1.49   1.40 - 2.40         0.24 - 9.70
                                          2003      3,266   1.064 - 1.246     3,508           1.49   1.40 - 1.80        9.01 - 30.51
                                          2002      3,006   0.818 - 0.826     2,475           1.64   1.40 - 1.80   (24.47) - (24.15)
  LMPVPI Large Cap Growth
    Subaccount (Class I)                  2006        388   1.194 - 1.205       464             --   1.40 - 1.80         2.34 - 2.73
                                          2005        545   1.156 - 1.173       635           0.02   1.40 - 1.80         3.40 - 3.81
                                          2004        677   1.118 - 1.130       761           0.16   1.40 - 1.80     (1.32) - (0.88)
                                          2003        740   1.133 - 1.140       841           0.04   1.40 - 1.80       38.49 - 42.50
                                          2002         22   0.798 - 0.800        17             --   1.40 - 1.80    (20.20) - (3.50)
  LMPVPI Small Cap Growth
    Subaccount (Class I)                  2006      1,697   1.316 - 1.830     2,650             --   1.40 - 2.40       10.13 - 11.13
                                          2005      1,790   1.195 - 1.652     2,521             --   1.40 - 2.40        2.38 - 10.72
                                          2004      1,555   1.357 - 1.604     2,129             --   1.40 - 2.40        2.89 - 21.48
                                          2003      1,231   1.198 - 1.418     1,479             --   1.40 - 1.80        9.75 - 46.78
                                          2002      1,305   0.817 - 0.823     1,069             --   1.40 - 1.60   (35.77) - (35.60)
Legg Mason Partners Variable
  Portfolios II
  LMPVPII Aggressive Growth
    Subaccount (Class I)                  2006        326   1.324 - 1.648       457             --   1.40 - 2.00         8.85 - 9.59
                                          2005        282   1.203 - 1.511       365             --   1.40 - 2.00         7.75 - 8.35
                                          2004        263   1.114 - 1.400       316             --   1.40 - 2.00         6.90 - 7.55
                                          2003        197   1.040 - 1.306       225             --   1.40 - 2.00       10.79 - 38.13
                                          2002         21   0.756 - 0.758        16             --   1.40 - 1.80    (24.40) - (5.60)
  LMPVPII Appreciation
    Subaccount                            2006      5,435   1.145 - 1.475     7,066           1.09   1.40 - 2.40        9.13 - 13.18
                                          2005      5,814   1.016 - 1.308     6,667           0.96   1.40 - 2.40       (0.78) - 3.25
                                          2004      3,942   1.022 - 1.277     4,307           1.40   1.40 - 2.40         3.76 - 7.94
                                          2003      2,587   0.962 - 1.195     2,516           0.76   1.40 - 2.05        1.63 - 22.94
                                          2002      1,876   0.784 - 0.789     1,475           1.77   1.40 - 1.60   (18.84) - (18.74)
  LMPVPII Diversified Strategic
    Income Subaccount                     2006      2,504   1.134 - 1.298     3,019           5.93   1.40 - 2.40         2.90 - 3.92
                                          2005      2,726   1.102 - 1.249     3,184           5.52   1.40 - 2.40         0.18 - 1.13
                                          2004      2,430   1.100 - 1.235     2,850           6.10   1.40 - 2.40         3.09 - 5.29
                                          2003      1,635   1.057 - 1.174     1,895           8.33   1.40 - 2.20        0.00 - 10.23
                                          2002        632   1.058 - 1.065       670          11.34   1.40 - 1.60         3.12 - 3.40
  LMPVPII Equity Index
    Subaccount (Class I)                  2006    409,862   0.908 - 1.539   470,100           1.61   1.40 - 3.60       11.34 - 13.84
                                          2005    429,440   0.809 - 1.381   439,305           1.55   1.40 - 3.60         0.77 - 3.08
                                          2004    410,400   0.796 - 1.368   407,669           1.76   1.40 - 3.60         6.60 - 8.99
                                          2003    370,606   0.740 - 1.282   334,308           1.34   1.40 - 3.60       23.60 - 28.20
                                          2002    359,736   0.594 - 0.942   256,174           2.39   1.40 - 3.60   (24.90) - (23.29)
  LMPVPII Equity Index
    Subaccount (Class II)                 2006      6,134   0.991 - 1.521     7,002           1.33   1.40 - 2.40       11.53 - 13.56
                                          2005      6,488   0.875 - 1.345     6,529           1.32   1.40 - 2.40         1.81 - 7.37
                                          2004      6,114   0.853 - 1.314     5,800           1.69   1.40 - 2.40         5.49 - 8.86
                                          2003      4,949   0.786 - 1.213     3,922           1.24   1.40 - 2.05        1.52 - 25.91
                                          2002      3,217   0.625 - 0.629     2,016           2.01   1.40 - 1.60   (23.59) - (23.48)

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
Legg Mason Partners Variable
  Portfolios II -- (Continued)
  LMPVPII Fundamental Value
    Subaccount                            2006      6,291   1.194 - 1.650     9,305           1.58   1.40 - 2.50       13.98 - 15.14
                                          2005      6,795   1.042 - 1.439     8,811           1.02   1.40 - 2.50       (0.08) - 8.87
                                          2004      5,515   1.233 - 1.398     7,081           0.84   1.40 - 2.40         1.31 - 6.73
                                          2003      3,402   1.169 - 1.315     4,169           0.67   1.40 - 2.05        5.79 - 36.66
                                          2002      2,926   0.897 - 0.903     2,629           1.32   1.40 - 1.60   (22.54) - (22.36)
  LMPVPII Growth and Income
    Subaccount (Class I)                  2006        146   1.220 - 1.243       180           0.40   1.40 - 1.60       10.41 - 10.78
                                          2005        150   1.105 - 1.122       168           0.22   1.40 - 1.80         1.75 - 2.19
                                          2004        271   1.086 - 1.098       296           0.94   1.40 - 1.80         6.47 - 6.91
                                          2003        239   1.020 - 1.027       245           0.80   1.40 - 1.80       27.82 - 28.38
                                          2002         11   0.798 - 0.800         9           1.03   1.40 - 1.80    (20.20) - (1.84)
Legg Mason Partners Variable
  Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income
    Subaccount                            2006      2,822   1.005 - 1.033     2,878           5.04   1.40 - 2.30         1.80 - 2.68
                                          2005      2,130   0.987 - 1.006     2,126           4.66   1.40 - 2.30         0.10 - 0.90
                                          2004        539   0.987 - 0.997       536           2.09   1.40 - 2.20     (1.00) - (0.10)
                                          2003         16   0.997 - 0.999        16           0.78   1.40 - 2.20              (0.10)
  LMPVPIII Aggressive Growth
   Subaccount                             2006     10,937   1.186 - 1.590    15,617             --   1.40 - 2.50         6.12 - 7.28
                                          2005     10,388   1.111 - 1.488    13,920             --   1.40 - 2.50        0.63 - 14.88
                                          2004      7,161   1.218 - 1.357     8,865             --   1.40 - 2.40        5.64 - 11.75
                                          2003      4,858   1.135 - 1.256     5,568             --   1.40 - 2.05        5.58 - 32.64
                                          2002      4,553   0.859 - 0.867     3,932             --   1.40 - 1.80   (33.82) - (33.61)
  LMPVPIII High Income
    Subaccount                            2006      3,987   1.178 - 1.504     5,159           7.88   1.40 - 2.40         6.38 - 9.44
                                          2005      4,075   1.087 - 1.379     4,844           9.28   1.40 - 2.40       (0.37) - 1.23
                                          2004      2,785   1.130 - 1.369     3,269          10.58   1.40 - 2.40         6.68 - 8.93
                                          2003      1,872   1.039 - 1.262     1,987          10.51   1.40 - 2.05        3.67 - 25.81
                                          2002        813   0.828 - 0.833       675          29.32   1.40 - 1.60     (4.83) - (4.58)
  LMPVPIII International All Cap
    Growth Subaccount                     2006        404   0.905 - 0.918       369           2.11   1.40 - 1.60       23.97 - 24.22
                                          2005        456   0.730 - 0.739       335           1.40   1.40 - 1.60        9.94 - 10.13
                                          2004        468   0.664 - 0.671       313           1.31   1.40 - 1.60       15.88 - 16.29
                                          2003        326   0.573 - 0.577       188           0.96   1.40 - 1.60       25.38 - 25.71
                                          2002        463   0.457 - 0.459       212           1.08   1.40 - 1.60   (26.79) - (26.76)
  LMPVPIII Large Cap Growth
    Subaccount                            2006      4,137   0.961 - 1.435     4,532           0.15   1.40 - 2.40         2.13 - 3.14
                                          2005      4,348   0.936 - 1.397     4,615           0.16   1.40 - 2.40      (1.08) - 12.72
                                          2004      3,588   0.905 - 1.352     3,509           0.41   1.40 - 2.40      (6.35) - 13.87
                                          2003      2,915   0.918 - 1.371     2,735           0.02   1.40 - 1.80        3.08 - 45.47
                                          2002      2,789   0.634 - 0.640     1,776           0.43   1.40 - 1.80   (26.11) - (25.84)
  LMPVPIII Large Cap Value
    Subaccount                            2006      1,080   1.215 - 1.247     1,334           1.27   1.40 - 1.80       16.16 - 16.65
                                          2005      1,137   1.046 - 1.069     1,205           1.62   1.40 - 1.80         4.60 - 5.01
                                          2004      1,187   1.000 - 1.018     1,201           1.87   1.40 - 1.80         8.70 - 9.11
                                          2003      1,299   0.920 - 0.933     1,206           1.68   1.40 - 1.80       25.34 - 25.74
                                          2002      1,605   0.734 - 0.742     1,185           4.58   1.40 - 1.80   (26.75) - (26.39)

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
Legg Mason Partners Variable
  Portfolios III, Inc. -- (Continued)
  LMPVPIII Mid Cap Core
    Subaccount                            2006      2,115   1.299 - 1.620     3,319           0.57   1.40 - 2.40       12.05 - 13.24
                                          2005      2,183   1.158 - 1.436     3,036           0.65   1.40 - 2.40        5.77 - 10.15
                                          2004      2,017   1.247 - 1.350     2,651             --   1.40 - 2.40         2.37 - 8.88
                                          2003      1,672   1.158 - 1.245     2,037             --   1.40 - 2.05        2.02 - 28.05
                                          2002      1,774   0.950 - 0.959     1,696           0.11   1.40 - 1.80   (20.57) - (20.28)
  LMPVPIII Money Market
    Subaccount                            2006      6,890   1.000 - 1.109     7,195           4.55   1.40 - 2.40         2.20 - 3.16
                                          2005      6,039   0.977 - 1.075     6,147           2.87   1.40 - 2.40         0.31 - 1.42
                                          2004      3,856   0.978 - 1.060     3,951           0.96   1.40 - 2.40     (1.11) - (0.10)
                                          2003      2,431   0.988 - 1.066     2,564           0.68   1.40 - 1.95       (0.94) - 0.00
                                          2002      3,914   1.067 - 1.074     4,183           1.24   1.40 - 1.60     (0.37) - (0.09)
  LMPVPIII Social Awareness
    Stock Subaccount                      2006         21           1.184        25           0.44          1.40                6.19
                                          2005         26           1.115        29           0.78          1.40                2.95
                                          2004         24           1.083        26           4.06          1.40                8.30
Legg Mason Partners Variable
  Portfolios IV
  LMPVPIV Multiple Discipline
    Subaccount-All Cap
    Growth and Value                      2006     16,100   1.166 - 1.682    22,089           0.62   1.40 - 2.40       10.95 - 11.98
                                          2005     17,127   1.046 - 1.502    21,119           0.39   1.40 - 2.40         1.04 - 8.10
                                          2004      9,973   1.174 - 1.447    12,300           0.60   1.40 - 2.40        1.03 - 11.58
                                          2003      2,466   1.128 - 1.376     3,262           0.09   1.40 - 2.25        4.93 - 29.69
                                          2002        742           1.061       787             --   1.40 - 1.60         0.86 - 6.10
  LMPVPIV Multiple Discipline
    Subaccount-Balanced All Cap
    Growth and Value                      2006     17,856   1.119 - 1.448    22,298           1.59   1.40 - 2.50         7.73 - 8.95
                                          2005     17,926   1.032 - 1.329    20,655           1.54   1.40 - 2.50         1.79 - 6.61
                                          2004      6,788   1.032 - 1.293     7,730           1.81   1.40 - 2.40         0.71 - 7.96
                                          2003      1,238   1.088 - 1.249     1,513           0.61   1.40 - 2.25        3.45 - 20.33
                                          2002         74           1.038        77             --   1.40 - 1.60       (1.70) - 3.80
  LMPVPIV Multiple Discipline
    Subaccount-Global All Cap
    Growth and Value                      2006      7,575   1.249 - 1.808    10,859           1.20   1.40 - 2.40       12.47 - 13.57
                                          2005      8,082   1.110 - 1.592    10,288           1.06   1.40 - 2.40         2.02 - 8.48
                                          2004      1,953   1.067 - 1.515     2,468           1.15   1.40 - 2.40         1.43 - 8.68
                                          2003        233   1.241 - 1.394       319           0.19   1.40 - 2.00        7.08 - 29.80
                                          2002        164           1.074       176             --   1.40 - 1.60       (1.47) - 7.40
  LMPVPIV Multiple Discipline
    Subaccount-Large Cap
    Growth and Value                      2006      3,179   1.146 - 1.619     4,193           0.80   1.40 - 2.35        9.67 - 10.74
                                          2005      3,108   1.045 - 1.462     3,739           0.89   1.40 - 2.35         1.16 - 5.31
                                          2004        843   1.033 - 1.432     1,083           1.13   1.40 - 2.35         0.58 - 6.65
                                          2003        356   1.357 - 1.360       483           0.39   1.40 - 1.60       26.94 - 27.22
                                          2002        148           1.069       158             --   1.40 - 1.60       (2.82) - 6.90
Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income
    Subaccount (Class VC)                 2006      3,791   1.182 - 1.628     5,597           1.30   1.40 - 2.50        7.43 - 15.63
                                          2005      3,708   1.027 - 1.408     4,752           1.36   1.40 - 2.50       (0.54) - 7.65
                                          2004      1,405   1.253 - 1.382     1,824           1.68   1.40 - 2.40      (0.08) - 12.98
                                          2003        254   1.239 - 1.244       316           1.79   1.40 - 2.00        7.81 - 24.40

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
Lord Abbett Series Fund, Inc. -- (Contin  ued)
  Lord Abbett Mid Cap Value
    Subaccount (Class VC)                 2006      4,595   1.185 - 1.820     7,519           0.52   1.40 - 2.50        9.48 - 10.71
                                          2005      4,325   1.076 - 1.644     6,424           0.65   1.40 - 2.50        0.75 - 12.57
                                          2004      1,302   1.398 - 1.541     1,869           0.67   1.40 - 2.40       12.08 - 22.30
                                          2003        127   1.156 - 1.260       152           1.81   1.40 - 1.95        6.83 - 26.00
Managed Assets Trust
  Managed Assets Subaccount               2006         --   1.135 - 1.140        --           1.86   1.40 - 1.60         3.18 - 3.26
                                          2005        207   1.100 - 1.104       228           0.02   1.40 - 1.60         2.14 - 2.41
                                          2004        166   1.077 - 1.078       179           7.89   1.40 - 1.60         7.06 - 7.80
Met Investors Series Trust
  MIST Batterymarch Mid Cap Stock
    Subaccount (Class A)                  2006        803   1.446 - 1.669     1,170             --   1.40 - 2.00     (5.06) - (4.68)
  MIST BlackRock High Yield
    Subaccount (Class A)                  2006      1,534   1.365 - 1.410     2,108             --   1.40 - 2.00         5.15 - 5.57
  MIST BlackRock Large Cap Core
    Subaccount (Class A)                  2006      1,024   1.000 - 1.628     1,247             --   1.40 - 2.40        5.40 - 10.59
  MIST Dreman Small Cap Value
    Subaccount (Class A)                  2006        138   1.338 - 1.360       186           0.70   1.40 - 2.35        6.02 - 14.06
  MIST Harris Oakmark International
    Subaccount (Class A)                  2006      2,526   1.152 - 1.922     3,926             --   1.36 - 2.46        9.50 - 10.40
  MIST Janus Capital Appreciation
    Subaccount (Class A)                  2006      2,394   0.678 - 1.640     1,757             --   1.40 - 2.25         2.03 - 2.69
  MIST Legg Mason Partners Managed
    Assets Subaccount (Class A)           2006        166           1.206       200             --          1.40                5.79
  MIST Lord Abbett Bond Debenture
    Subaccount (Class A)                  2006      1,329   1.315 - 1.416     1,762             --   1.40 - 2.00         4.54 - 4.88
  MIST Lord Abbett Growth and Income
    Subaccount (Class B)                  2006      9,940   1.070 - 1.079    10,678             --   1.15 - 2.40         6.89 - 7.79
  MIST Lord Abbett Mid Cap Value
    Subaccount (Class B)                  2006        158   1.066 - 1.073       169             --   1.40 - 2.40        6.39 - 14.42
  MIST Met/AIM Capital Appreciation
    Subaccount (Class A)                  2006      1,768   0.960 - 1.440     1,976           0.17   1.40 - 2.35     (1.76) - (1.01)
  MIST Met/AIM Small Cap Growth
    Subaccount (Class A)                  2006        109   1.282 - 1.302       141             --   1.40 - 2.35      (1.23) - 11.80
  MIST MFS(R) Value Subaccount
    (Class A)                             2006      3,048   1.378 - 1.410     4,245           1.26   1.40 - 2.50        9.85 - 11.43
  MIST Neuberger Berman Real Estate
    Subaccount (Class A)                  2006      3,358   1.214 - 1.222     4,096             --   1.40 - 2.40       21.04 - 21.83
  MIST Pioneer Fund Subaccount
    (Class A)                             2006        472   1.283 - 1.593       685             --   1.40 - 2.30         7.00 - 7.64
  MIST Pioneer Mid Cap Value
    Subaccount (Class A)                  2006        107   1.164 - 1.178       126           0.25   1.55 - 2.25         4.86 - 8.28
  MIST Pioneer Strategic Income
    Subaccount (Class A)                  2006      4,357   1.052 - 1.471     5,622           4.84   1.40 - 2.40         1.32 - 3.66
  MIST Third Avenue Small Cap Value
    Subaccount (Class B)                  2006      3,747   1.023 - 1.030     3,849             --   1.40 - 2.40         1.99 - 2.69
Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth
    Subaccount (Class D)                  2006      3,290   0.580 - 1.533     2,231             --   1.40 - 2.25     (2.83) - (2.30)
  MSF BlackRock Bond Income
    Subaccount (Class A)                  2006      3,235   1.100 - 1.284     4,134             --   1.40 - 2.00         3.68 - 3.97
  MSF BlackRock Bond Income
    Subaccount (Class E)                  2006      3,392   1.016 - 1.256     3,808             --   1.40 - 2.40         3.27 - 3.89
  MSF BlackRock Money Market
    Subaccount (Class A)                  2006      4,248   1.013 - 1.201     5,062           3.29   1.40 - 2.00         2.01 - 2.30

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
Metropolitan Series Fund, Inc. -- (Conti  nued)
  MSF Capital Guardian U.S. Equity
    Subaccount (Class A)                  2006        220   0.745 - 1.306       215             --   1.40 - 2.15         2.47 - 2.86
  MSF FI Large Cap Subaccount
    (Class A)                             2006      4,418   0.832 - 1.378     3,890             --   1.40 - 2.25         0.94 - 1.46
  MSF FI Value Leaders Subaccount
    (Class D)                             2006      6,541   1.203 - 1.471     8,890             --   1.40 - 2.35         2.04 - 2.68
  MSF MetLife Aggressive Allocation
    Subaccount (Class B)                  2006        490   1.054 - 1.059       518             --   1.80 - 2.50         5.19 - 5.69
  MSF MetLife Conservative Allocation
    Subaccount (Class B)                  2006         66   1.038 - 1.043        68             --   1.60 - 2.30         3.70 - 4.20
  MSF MetLife Conservative to
    Moderate Allocation Subaccount
    (Class B)                             2006        713   1.045 - 1.050       748             --   1.55 - 2.15         4.29 - 4.79
  MSF MetLife Moderate Allocation
    Subaccount (Class B)                  2006      2,967   1.049 - 1.056     3,121             --   1.40 - 2.35         4.69 - 5.39
  MSF MetLife Moderate to Aggressive
    Allocation Subaccount (Class B)       2006      3,983   1.053 - 1.060     4,206             --   1.55 - 2.50        5.09 - 12.55
  MSF MFS(R) Total Return Subaccount
    (Class F)                             2006     22,644   1.113 - 1.506    31,780             --   1.40 - 2.50         6.18 - 7.04
  MSF Oppenheimer Global Equity
    Subaccount (Class B)                  2006      6,100   1.045 - 1.052     6,400             --   1.34 - 2.34         4.92 - 5.62
  MSF T. Rowe Price Large Cap Growth
    Subaccount (Class B)                  2006      2,658   1.063 - 1.070     2,839             --   1.40 - 2.40         4.22 - 7.21
  MSF Western Asset Management High
    Yield Bond Subaccount (Class A)       2006         55   1.157 - 1.163        64             --   1.40 - 1.60         6.24 - 6.31
  MSF Western Asset Management U.S.
    Government Subaccount (Class A)       2006         15           1.082        16             --          1.25                3.64
Money Market Portfolio
Money Market Subaccount                   2006         --   0.993 - 1.174        --           1.39   1.40 - 2.00         0.71 - 1.03
                                          2005      3,680   0.986 - 1.162     4,244           2.84   1.40 - 2.00         0.82 - 1.40
                                          2004      4,070   0.978 - 1.146     4,628           0.98   1.40 - 2.00     (0.91) - (0.35)
                                          2003      5,706   0.987 - 1.150     6,520           0.79   1.40 - 2.00     (0.79) - (0.60)
                                          2002      9,391   1.145 - 1.157    10,805           1.37   1.40 - 1.60     (0.26) - (0.09)
PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount
    (Administrative Class)                2006      7,878   0.981 - 1.125     8,659           4.24   1.40 - 2.50     (1.79) - (0.71)
                                          2005      7,458   0.993 - 1.133     8,302           2.98   1.40 - 2.50       (1.39) - 1.36
                                          2004      1,920   1.067 - 1.125     2,144           1.19   1.40 - 2.40         0.19 - 7.35
                                          2003        165   1.042 - 1.048       173           0.68   1.40 - 2.20       (0.57) - 4.80
  PIMCO VIT Total Return Subaccount
    (Administrative Class)                2006     23,726   1.020 - 1.255    27,048           4.42   1.40 - 2.50         1.25 - 2.37
                                          2005     21,488   1.001 - 1.226    24,251           3.49   1.40 - 2.50       (1.41) - 1.07
                                          2004     13,710   1.045 - 1.213    16,167           1.89   1.40 - 2.40         1.04 - 3.41
                                          2003     12,630   1.025 - 1.173    14,692           2.85   1.40 - 2.05       (1.79) - 3.62
                                          2002     10,391   1.125 - 1.132    11,749           4.03   1.40 - 1.80         1.44 - 7.50

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
Putnam Variable Trust
  Putnam VT Discovery Growth
    Subaccount (Class IB)                 2006        336   0.885 - 0.895       300             --   1.40 - 1.60         9.26 - 9.55
                                          2005        341   0.810 - 0.817       278             --   1.40 - 1.60         5.61 - 5.69
                                          2004        384   0.767 - 0.773       296             --   1.40 - 1.60         5.94 - 6.18
                                          2003        403   0.724 - 0.728       293             --   1.40 - 1.60       29.75 - 30.00
                                          2002        416   0.558 - 0.560       232             --   1.40 - 1.60   (30.68) - (30.52)
  Putnam VT International Equity
    Subaccount (Class IB)                 2006        649   1.393 - 1.981       939           0.57   1.40 - 2.00       25.24 - 25.94
                                          2005        609   1.108 - 1.579       703           1.44   1.40 - 2.00        9.95 - 10.58
                                          2004        593   1.003 - 1.433       620           1.48   1.40 - 2.00       13.89 - 14.63
                                          2003        546   0.877 - 1.255       500           0.78   1.40 - 2.00        4.51 - 26.72
                                          2002        408   0.694 - 0.696       284           0.68   1.40 - 1.60   (18.93) - (18.79)
  Putnam VT Small Cap Value
    Subaccount (Class IB)                 2006      3,505   1.424 - 2.156     6,563           0.33   1.40 - 2.50       14.47 - 15.64
                                          2005      3,660   1.244 - 1.871     5,970           0.16   1.40 - 2.50        2.30 - 12.38
                                          2004      2,954   1.521 - 1.780     4,707           0.34   1.40 - 2.40        2.26 - 24.40
                                          2003      2,459   1.281 - 1.436     3,177           0.30   1.40 - 1.80       13.16 - 47.66
                                          2002      1,787   0.871 - 0.877     1,565           0.15   1.40 - 1.80   (21.25) - (19.39)
The Travelers Series Trust
Travelers AIM Capital Appreciation
    Subaccount                            2006         --   0.973 - 1.460        --             --   1.40 - 2.35         6.20 - 6.55
                                          2005      1,966   0.914 - 1.372     2,074           0.24   1.40 - 2.35        6.34 - 11.44
                                          2004      1,690   0.862 - 1.285     1,565           0.15   1.40 - 2.25        0.79 - 11.15
                                          2003      1,462   0.823 - 1.228     1,238             --   1.40 - 2.25      (0.09) - 27.43
                                          2002        968   0.646 - 0.649       626             --   1.40 - 1.60   (25.14) - (24.88)
Travelers Convertible Securities
    Subaccount                            2006         --   1.255 - 1.353        --           0.85   1.40 - 2.00         6.41 - 6.72
                                          2005      1,743   1.177 - 1.271     2,066           2.53   1.40 - 2.00     (1.64) - (1.08)
                                          2004      1,906   1.192 - 1.289     2,284           2.10   1.40 - 2.00         4.22 - 4.79
                                          2003      1,998   1.139 - 1.235     2,287           3.95   1.40 - 2.00        4.13 - 24.51
                                          2002      1,173   0.917 - 0.922     1,080           8.21   1.40 - 1.60     (8.48) - (8.26)
Travelers Disciplined Mid Cap
    Stock Subaccount                      2006         --   1.518 - 1.758        --           0.55   1.40 - 2.00         9.12 - 9.32
                                          2005        855   1.390 - 1.611     1,198             --   1.40 - 2.00       10.19 - 10.88
                                          2004        959   1.256 - 1.462     1,213           0.29   1.40 - 2.00       14.13 - 14.86
                                          2003        920   1.096 - 1.281     1,015           0.32   1.40 - 2.00       17.63 - 31.90
                                          2002        867   0.833 - 0.837       725           0.67   1.40 - 1.60   (15.69) - (15.54)
Travelers Equity Income
    Subaccount                            2006         --   1.179 - 1.436        --           1.34   1.40 - 2.35         3.22 - 5.16
                                          2005      7,276   1.125 - 1.367     9,187             --   1.40 - 2.35         2.14 - 6.74
                                          2004      6,373   1.216 - 1.333     7,868           1.37   1.40 - 2.25        4.69 - 12.20
                                          2003      5,966   1.133 - 1.235     6,808           1.05   1.40 - 2.05        5.00 - 29.38
                                          2002      4,822   0.879 - 0.885     4,257           1.37   1.40 - 1.60   (15.32) - (15.15)

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
The Travelers Series Trust -- (Continued)
  Travelers Federated High Yield
    Subaccount                            2006         --   1.295 - 1.341        --           7.78   1.40 - 2.00         2.44 - 2.58
                                          2005      1,580   1.263 - 1.309     2,009             --   1.40 - 2.00         0.46 - 1.19
                                          2004      2,183   1.252 - 1.303     2,749           7.44   1.40 - 2.00         8.22 - 8.79
                                          2003      2,387   1.152 - 1.204     2,763           9.53   1.40 - 2.00        7.21 - 20.69
                                          2002      1,113   0.956 - 0.962     1,068          25.38   1.40 - 1.60         2.03 - 2.34
Travelers Federated Stock
    Subaccount                            2006         --   1.217 - 1.424        --           1.64   1.40 - 1.80         3.49 - 3.62
                                          2005        482   1.175 - 1.376       571             --   1.40 - 1.80         3.38 - 3.84
                                          2004        643   1.134 - 1.331       734           1.45   1.40 - 1.80         8.65 - 9.05
                                          2003        675   1.042 - 1.225       706           1.72   1.40 - 1.80        9.28 - 25.90
                                          2002        562   0.830 - 0.834       468           2.64   1.40 - 1.60   (20.57) - (20.50)
Travelers Large Cap
    Subaccount                            2006         --   0.822 - 1.352        --           0.45   1.40 - 2.25         0.98 - 3.19
                                          2005      1,763   0.805 - 1.314     1,509             --   1.40 - 2.25         6.33 - 7.10
                                          2004      1,712   0.753 - 1.233     1,324           0.83   1.40 - 2.25         0.43 - 9.57
                                          2003      1,683   0.718 - 1.181     1,212           0.46   1.40 - 2.00       11.84 - 22.92
                                          2002      1,104   0.585 - 0.589       648           0.62   1.40 - 1.60   (24.12) - (23.90)
Travelers Managed Allocation Series:
    Aggressive Subaccount                 2006         --   1.136 - 1.143        --           1.79   1.80 - 2.50         5.97 - 6.24
                                          2005        308   1.072 - 1.076       331             --   1.80 - 2.50         2.98 - 7.74
Travelers Managed Allocation Series:
    Conservative Subaccount               2006         --   1.028 - 1.035        --           3.86   1.60 - 2.30         0.19 - 0.39
                                          2005         61   1.026 - 1.031        63           0.27   1.60 - 2.30       (0.10) - 1.78
Travelers Managed Allocation Series:
    Moderate Subaccount                   2006         --   1.076 - 1.085        --           2.79   1.40 - 2.35         1.31 - 3.63
                                          2005      2,179   1.041 - 1.046     2,274           0.95   1.55 - 2.35         1.46 - 4.50
Travelers Managed Allocation Series:
    Moderate-Aggressive Subaccount        2006         --   1.101 - 1.111        --           2.40   1.55 - 2.50         1.55 - 4.33
                                          2005      1,981   1.059 - 1.065     2,104           0.90   1.55 - 2.50         1.82 - 6.20
Travelers Managed Allocation Series:
    Moderate-Conservative
    Subaccount                            2006         --   1.052 - 1.058        --           3.11   1.55 - 2.15         1.74 - 1.93
                                          2005        471   1.034 - 1.038       488           0.58   1.55 - 2.15         0.19 - 3.60
Travelers Managed Income
    Subaccount                            2006         --   0.980 - 1.209        --           2.10   1.40 - 2.40     (1.18) - (0.86)
                                          2005      3,197   1.019 - 1.220     3,520           4.02   1.40 - 2.40       (1.07) - 0.00
                                          2004      2,225   1.032 - 1.220     2,556           5.70   1.40 - 2.40         0.19 - 3.06
                                          2003      1,590   1.029 - 1.203     1,891           4.82   1.40 - 2.20         0.29 - 6.93
                                          2002      1,265   1.114 - 1.125     1,416          16.56   1.40 - 1.80         0.36 - 0.81
Travelers Mercury Large Cap Core
    Subaccount                            2006         --   0.944 - 1.539        --           0.22   1.40 - 2.40         5.86 - 6.22
                                          2005      1,043   0.889 - 1.451     1,116             --   1.40 - 2.40        9.33 - 13.68
                                          2004        974   0.806 - 1.318       889           0.62   1.40 - 2.40        1.95 - 15.37
                                          2003        822   0.707 - 1.158       603           0.71   1.40 - 2.05        3.61 - 19.43
                                          2002        783   0.593 - 0.597       465           0.75   1.40 - 1.60   (26.34) - (26.11)

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
The Travelers Series Trust -- (Continued)
  Travelers MFS(R) Mid Cap Growth
    Subaccount                            2006         --   0.595 - 1.573        --             --   1.40 - 2.25         5.58 - 5.91
                                          2005      4,425   0.563 - 1.487     2,813             --   1.40 - 2.25         1.23 - 9.28
                                          2004      2,539   0.560 - 1.469     1,461             --   1.40 - 1.80       12.05 - 12.52
                                          2003      2,601   0.499 - 1.311     1,331             --   1.40 - 1.80        9.34 - 35.22
                                          2002      1,786   0.370 - 0.372       663             --   1.40 - 1.60   (49.66) - (49.53)
  Travelers MFS(R) Total Return
    Subaccount                            2006         --   1.043 - 1.407        --           1.35   1.40 - 2.50         2.96 - 3.33
                                          2005     20,783   1.011 - 1.362    26,454           2.52   1.40 - 2.50       (0.83) - 2.22
                                          2004     13,949   1.172 - 1.342    18,076           3.15   1.40 - 2.40         2.35 - 9.91
                                          2003     11,213   1.079 - 1.221    13,562           2.61   1.40 - 2.05        4.55 - 14.97
                                          2002      8,050   1.052 - 1.062     8,525           7.42   1.40 - 1.80     (6.98) - (6.60)
  Travelers MFS(R) Value
    Subaccount                            2006         --   1.252 - 1.274        --             --   1.40 - 2.50         7.75 - 8.15
                                          2005      2,756   1.162 - 1.178     3,224           2.02   1.40 - 2.50         0.51 - 6.64
                                          2004        211   1.117 - 1.122       236           3.54   1.40 - 2.05      (0.09) - 13.03
  Travelers Mondrian International
    Stock Subaccount                      2006         --   1.046 - 1.752        --           3.81   1.40 - 2.50       14.57 - 14.95
                                          2005      2,642   0.910 - 1.528     3,144           0.06   1.40 - 2.50        6.88 - 11.67
                                          2004      1,311   0.845 - 1.426     1,311           2.16   1.40 - 2.40        1.64 - 16.98
                                          2003        811   0.742 - 1.160       604           2.93   1.40 - 1.65        1.84 - 26.83
                                          2002        359   0.586 - 0.589       211           3.06   1.40 - 1.60   (14.33) - (14.14)

  Travelers Pioneer Fund Subaccount       2006         --   1.199 - 1.480        --           1.04   1.40 - 2.30         5.83 - 6.17
                                          2005        488   1.133 - 1.394       623             --   1.40 - 2.30         3.59 - 5.00
                                          2004        234   1.224 - 1.334       288           2.36   1.40 - 2.25        5.92 - 12.52
                                          2003         14   1.127 - 1.217        16          13.30   1.40 - 2.05        1.62 - 21.70
  Travelers Pioneer Mid Cap Value
    Subaccount                            2006         --   1.112 - 1.118        --             --   1.55 - 2.15         5.00 - 5.27
                                          2005         49   1.059 - 1.062        52           0.29   1.55 - 2.15         0.95 - 3.93
  Travelers Pioneer Strategic Income
    Subaccount                            2006         --   1.018 - 1.419        --             --   1.40 - 2.35         0.72 - 1.07
                                          2005      3,414   1.009 - 1.404     4,243           5.93   1.40 - 2.35         0.09 - 2.67
                                          2004      1,219   1.105 - 1.373     1,550          15.39   1.40 - 2.15        3.76 - 10.58
                                          2003        288   1.246 - 1.255       360           9.45   1.40 - 1.60       17.66 - 17.84
                                          2002        289   1.059 - 1.065       307          20.21   1.40 - 1.60         4.23 - 4.41

  Travelers Quality Bond Subaccount       2006         --   1.061 - 1.235        --           5.90   1.40 - 2.00     (1.12) - (0.80)
                                          2005      3,758   1.073 - 1.245     4,659             --   1.40 - 2.00       (0.37) - 0.16
                                          2004      4,456   1.077 - 1.243     5,521           4.45   1.40 - 2.00         1.32 - 1.89
                                          2003      5,209   1.063 - 1.220     6,339           4.89   1.40 - 2.00         2.41 - 5.54
                                          2002      4,597   1.150 - 1.156     5,307           8.28   1.40 - 1.60         4.07 - 4.33

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
The Travelers Series Trust -- (Continued)
  Travelers Strategic Equity
    Subaccount                            2006         --   0.756 - 1.428        --           0.37   1.40 - 2.20         4.10 - 4.45
                                          2005      3,643   0.725 - 1.369     2,753           0.58   1.40 - 2.20      (0.15) - 10.59
                                          2004      4,154   0.729 - 1.366     3,091           1.38   1.40 - 2.20         0.52 - 8.70
                                          2003      4,514   0.672 - 1.262     3,064             --   1.40 - 1.80        8.79 - 30.64
                                          2002      3,365   0.515 - 0.519     1,739           0.71   1.40 - 1.60   (34.64) - (34.47)
  Travelers Style Focus Series:
    Small Cap Growth Subaccount           2006         --   1.298 - 1.308        --           0.01   1.55 - 2.35       14.87 - 15.14
                                          2005         57   1.130 - 1.136        64             --   1.55 - 2.35      (1.82) - 13.30
  Travelers Style Focus Series:
    Small Cap Value Subaccount            2006         --   1.262 - 1.267        --           0.01   1.95 - 2.35       14.42 - 14.57
                                          2005         43   1.103 - 1.106        48           1.08   1.95 - 2.35      (2.22) - 12.06
  Travelers U.S. Government
     Securities Subaccount                2006         --   1.040 - 1.044        --           3.77   1.40 - 1.60     (3.61) - (3.60)
                                          2005        104   1.079 - 1.083       113             --   1.40 - 1.60         2.66 - 2.95
                                          2004         86   1.051 - 1.052        91          14.72   1.40 - 1.60       (0.38) - 5.20
  Travelers Van Kampen Enterprise
    Subaccount                            2006         --   0.725 - 1.275        --           0.05   1.40 - 2.15         3.56 - 3.96
                                          2005        187   0.699 - 1.228       146           0.11   1.40 - 2.15        0.16 - 10.17
                                          2004        166   0.658 - 1.150       111           0.56   1.40 - 1.95         1.86 - 2.47
                                          2003        174   0.644 - 1.129       113           0.17   1.40 - 1.95        4.06 - 23.85
                                          2002        158   0.521 - 0.524        82           0.92   1.40 - 1.60   (30.44) - (30.41)
Van Kampen Life Investment Trust
  Van Kampen LIT Comstock
    Subaccount (Class II)                 2006        997   1.259 - 1.669     1,265           1.28   1.40 - 2.00       13.77 - 14.38
                                          2005      1,097   1.102 - 1.467     1,217           0.93   1.40 - 2.00         2.02 - 2.68
                                          2004        859   1.076 - 1.438       931           0.74   1.40 - 2.00       15.13 - 15.81
                                          2003        711   0.931 - 1.249       667           0.76   1.40 - 2.00       14.27 - 28.93
                                          2002        639   0.723 - 0.726       463           0.34   1.40 - 1.60   (20.72) - (20.57)
  Van Kampen LIT Enterprise
    Subaccount (Class II)                 2006        104   0.886 - 0.896        93           0.05   1.40 - 1.60         5.10 - 5.29
                                          2005         24   0.843 - 0.851        20           0.50   1.40 - 1.60         6.17 - 6.38
                                          2004         28   0.794 - 0.800        22           0.13   1.40 - 1.60         2.19 - 2.30
                                          2003         32   0.777 - 0.782        25           0.23   1.40 - 1.60       23.73 - 23.93
                                          2002         15   0.628 - 0.631         9           0.18   1.40 - 1.60   (30.76) - (24.07)

  Van Kampen LIT Strategic Growth
    Subaccount (Class I)                  2006        865   0.783 - 1.268       800             --   1.40 - 2.50         0.27 - 1.40
                                          2005        946   0.773 - 1.329       849           0.23   1.40 - 2.50        5.41 - 10.40
                                          2004        875   0.728 - 1.257       697             --   1.40 - 2.40        3.79 - 16.42
                                          2003        841   0.691 - 1.116       588             --   1.40 - 1.95        3.91 - 25.59
                                          2002        848   0.551 - 0.555       469           0.32   1.40 - 1.60   (33.61) - (33.45)

5. FINANCIAL HIGHLIGHTS -- (Concluded)

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
Variable Insurance Products Fund
  VIP Contrafund(R) Subaccount
    (Service Class 2)                     2006      2,483   1.271 - 1.770     3,184           0.99   1.40 - 2.00         9.27 - 9.90
                                          2005      2,576   1.159 - 1.617     3,010           0.13   1.40 - 2.00       14.30 - 15.01
                                          2004      2,549   1.009 - 1.411     2,593           0.22   1.40 - 2.00       12.93 - 13.60
                                          2003      2,727   0.891 - 1.248     2,445           0.29   1.40 - 2.00       15.49 - 26.34
                                          2002      2,499   0.706 - 0.710     1,770           0.60   1.40 - 1.60   (10.97) - (10.80)
  VIP Contrafund(R) Subaccount
    (Service Class)                       2006      6,690   1.243 - 1.781    10,523           1.13   1.40 - 2.50         8.88 - 9.99
                                          2005      5,738   1.136 - 1.625     8,266           0.12   1.40 - 2.50        1.25 - 17.41
                                          2004      1,981   1.151 - 1.410     2,465           0.17   1.40 - 2.40        1.82 - 13.69
                                          2003        795   1.014 - 1.247       826           0.29   1.40 - 2.05        3.73 - 26.61

                                          2002        486   0.803 - 0.808       392           0.45   1.40 - 1.60   (10.88) - (10.72)
  VIP Dynamic Capital Appreciation
    Subaccount (Service Class 2)          2006        262   1.249 - 1.263       329           0.23   1.40 - 1.60       12.02 - 12.17
                                          2005        273   1.115 - 1.126       306             --   1.40 - 1.60       18.74 - 19.03
                                          2004        274   0.939 - 0.946       258             --   1.40 - 1.60     (0.32) - (0.11)
                                          2003        282   0.942 - 0.947       266             --   1.40 - 1.60       22.98 - 23.15
                                          2002        133   0.766 - 0.769       102           0.29   1.40 - 1.60     (9.03) - (8.78)
  VIP Mid Cap Subaccount
    (Service Class 2)                     2006      5,714   1.259 - 2.099    10,709           0.17   1.40 - 2.50        9.64 - 10.85
                                          2005      5,210   1.142 - 1.901     8,867             --   1.40 - 2.50        9.36 - 19.71
                                          2004      2,211   1.227 - 1.640     3,317             --   1.40 - 2.40        2.59 - 22.91
                                          2003      1,218   1.198 - 1.339     1,513           0.23   1.40 - 2.05        6.96 - 36.40
                                          2002        891   0.909 - 0.912       812           0.69   1.40 - 1.60   (11.49) - (11.28)

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the Subaccount invests.

2 These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005

                                             AIM V.I. Core Equity         AIM V.I. Premier Equity     AllianceBernstein Growth and
                                                  Subaccount                     Subaccount                 Income Subaccount
                                                  (Series I)                     (Series I)                     (Class B)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................            --             --      1,440,624      1,638,212      1,379,267        605,648
Accumulation units purchased and
  transferred from other funding options     1,199,818             --          6,790         14,877        169,154        786,483
Accumulation units redeemed and
  transferred to other funding options .      (290,464)            --     (1,447,414)      (212,465)    (1,548,421)       (12,864)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................       909,354             --             --      1,440,624             --      1,379,267
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                           AllianceBernstein Large Cap     American Funds Global         American Funds Growth
                                                 Growth Subaccount            Growth Subaccount                Subaccount
                                                     (Class B)                    (Class 2)                     (Class 2)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................     3,137,673      2,996,928     10,068,702      4,097,308     24,454,690      9,894,701
Accumulation units purchased and
  transferred from other funding options        44,829        478,377      2,071,995      6,578,926      4,150,295     15,667,842
Accumulation units redeemed and
  transferred to other funding options .    (3,182,502)      (337,632)      (874,472)      (607,532)    (1,670,487)    (1,107,853)
Annuity units ..........................            --             --            138             --            425             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................            --      3,137,673     11,266,363     10,068,702     26,934,923     24,454,690
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                           American Funds Growth and                                       Credit Suisse Trust
                                                Income Subaccount            Capital Appreciation            Emerging Markets
                                                    (Class 2)                     Subaccount                    Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................    26,875,466     11,247,521      2,330,078      2,294,113        143,367        146,097
Accumulation units purchased and
  transferred from other funding options     4,229,399     16,833,665        163,035        293,157          7,629            563
Accumulation units redeemed and
  transferred to other funding options .    (1,798,488)    (1,205,720)    (2,493,113)      (257,192)        (6,105)        (3,293)
Annuity units ..........................          (302)            --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................    29,306,075     26,875,466             --      2,330,078        144,891        143,367
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                               Delaware VIP REIT           Dreyfus VIF Appreciation       Dreyfus VIF Developing
                                                   Subaccount                     Subaccount                Leaders Subaccount
                                                (Standard Class)               (Initial Shares)              (Initial Shares)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................     1,416,049      1,080,371      1,153,893      1,354,869      1,574,061      1,851,159
Accumulation units purchased and
  transferred from other funding options       191,214        451,344         41,200          8,101         49,090         18,703
Accumulation units redeemed and
  transferred to other funding options .    (1,607,263)      (115,666)      (507,242)      (209,077)      (234,125)      (295,801)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................            --      1,416,049        687,851      1,153,893      1,389,026      1,574,061
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                            DWS VIT Small Cap Index         FAMVS Mercury Global           FAMVS Mercury Value
                                                   Subaccount            Allocation V.I. Subaccount   Opportunities V.I. Subaccount
                                                    (Class A)                    (Class III)                   (Class III)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................       444,173        500,019        248,761         91,477      1,234,130         54,878
Accumulation units purchased and
  transferred from other funding options            --         10,035         16,047        186,499        192,155      1,333,359
Accumulation units redeemed and
  transferred to other funding options .      (238,082)       (65,881)      (264,808)       (29,215)    (1,426,285)      (154,107)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................       206,091        444,173             --        248,761             --      1,234,130
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                            FTVIPT Franklin Income     FTVIPT Franklin Small/Mid Cap      FTVIPT Mutual Shares
                                             Securities Subaccount      Growth Securities Subaccount      Securities Subaccount
                                                   (Class 2)                      (Class 2)                     (Class 2)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................     1,359,502             --      1,900,291      1,588,444      4,801,619      2,265,723
Accumulation units purchased and
  transferred from other funding options     1,962,113      1,385,363         72,888        578,151        699,455      3,281,127
Accumulation units redeemed and
  transferred to other funding options .      (216,630)       (25,861)      (353,611)      (266,304)    (5,501,074)      (745,231)
Annuity units ..........................          (714)            --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................     3,104,271      1,359,502      1,619,568      1,900,291             --      4,801,619
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                         FTVIPT Templeton Developing      FTVIPT Templeton Foreign      FTVIPT Templeton Growth
                                         Markets Securities Subaccount      Securities Subaccount         Securities Subaccount
                                                   (Class 2)                      (Class 2)                     (Class 2)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................     2,266,286        485,861      5,952,717      1,880,587      3,221,209        925,032
Accumulation units purchased and
  transferred from other funding options       789,859      2,062,903      1,295,936      4,527,608        607,179      2,680,094
Accumulation units redeemed and
  transferred to other funding options .      (436,780)      (282,478)      (537,582)      (455,478)    (3,828,388)      (383,917)
Annuity units ..........................          (132)            --           (172)            --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................     2,619,233      2,266,286      6,710,899      5,952,717             --      3,221,209
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                           Janus Aspen Global
                                                                            Janus Aspen Balanced             Life Sciences
                                               High Yield Bond                   Subaccount                   Subaccount
                                                 Subaccount                   (Service Shares)             (Service Shares)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................        33,773         80,095      2,528,744      2,752,102        719,064        842,133
Accumulation units purchased and
  transferred from other funding options           973        (45,132)         8,293         72,312         71,090         27,952
Accumulation units redeemed and
  transferred to other funding options .       (34,746)        (1,190)    (2,537,037)      (295,670)      (116,900)      (151,021)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................            --         33,773             --      2,528,744        673,254        719,064
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                         Janus Aspen Global Technology   Janus Aspen Mid Cap Growth   Janus Aspen Worldwide Growth
                                                   Subaccount                    Subaccount                    Subaccount
                                                (Service Shares)              (Service Shares)              (Service Shares)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................     1,318,015      1,543,261      1,449,090      1,396,931      1,609,218      1,744,737
Accumulation units purchased and
  transferred from other funding options       132,756        159,205         28,122        171,011         33,057         80,827
Accumulation units redeemed and
  transferred to other funding options .      (367,967)      (384,451)      (351,718)      (118,852)      (281,040)      (216,346)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................     1,082,804      1,318,015      1,125,494      1,449,090      1,361,235      1,609,218
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                Lazard Retirement                                       LMPIS Premier Selections
                                                   Small Cap              LMPIS Dividend Strategy           All Cap Growth
                                                   Subaccount                   Subaccount                    Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................     1,129,077        231,249        679,429        327,647        298,340        264,582
Accumulation units purchased and
  transferred from other funding options       247,760        914,396         38,162        486,654             70         59,186
Accumulation units redeemed and
  transferred to other funding options .    (1,376,837)       (16,568)       (56,847)      (134,872)        (9,896)       (25,428)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................            --      1,129,077        660,744        679,429        288,514        298,340
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                            LMPVPV Small Cap Growth           LMPVPI All Cap               LMPVPI Investors
                                                  Opportunities                 Subaccount                    Subaccount
                                                   Subaccount                    (Class I)                     (Class I)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................     1,200,271        561,847      4,528,015      5,179,476      3,133,860      3,325,939
Accumulation units purchased and
  transferred from other funding options       147,651        670,875         38,491        257,158        168,458        194,246
Accumulation units redeemed and
  transferred to other funding options .      (142,898)       (32,451)      (595,503)      (908,619)      (352,012)      (386,325)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................     1,205,024      1,200,271      3,971,003      4,528,015      2,950,306      3,133,860
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                            LMPVPI Large Cap Growth        LMPVPI Small Cap Growth      LMPVPII Aggressive Growth
                                                   Subaccount                     Subaccount                    Subaccount
                                                    (Class I)                      (Class I)                     (Class I)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................       545,463        676,948      1,790,499      1,554,919        282,212        263,164
Accumulation units purchased and
  transferred from other funding options        31,636          1,204         93,363        354,651         50,505         64,991
Accumulation units redeemed and
  transferred to other funding options .      (188,806)      (132,689)      (186,766)      (119,071)        (6,782)       (45,943)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................       388,293        545,463      1,697,096      1,790,499        325,935        282,212
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                                                            LMPVPII Diversified           LMPVPII Equity Index
                                               LMPVPII Appreciation           Strategic Income                 Subaccount
                                                    Subaccount                   Subaccount                     (Class I)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................     5,814,251      3,941,893      2,725,818      2,429,566    429,439,923    410,400,418
Accumulation units purchased and
  transferred from other funding options       240,246      2,081,611         56,471        760,249     10,900,910     40,658,358
Accumulation units redeemed and
  transferred to other funding options .      (619,247)      (209,253)      (277,834)      (463,997)   (30,478,894)   (21,618,853)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................     5,435,250      5,814,251      2,504,455      2,725,818    409,861,939    429,439,923
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                               LMPVPII Equity Index                                     LMPVPII Growth and Income
                                                    Subaccount           LMPVPII Fundamental Value              Subaccount
                                                    (Class II)                  Subaccount                       (Class I)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................     6,487,693      6,113,937      6,795,029      5,515,203        150,371        270,717
Accumulation units purchased and
  transferred from other funding options       498,121      1,630,118        447,080      2,108,170             --             --
Accumulation units redeemed and
  transferred to other funding options .      (851,921)    (1,256,362)      (951,373)      (828,344)        (4,690)      (120,346)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................     6,133,893      6,487,693      6,290,736      6,795,029        145,681        150,371
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                               LMPVPIII Adjustable          LMPVPIII Aggressive
                                                  Rate Income                     Growth                  LMPVPIII High Income
                                                   Subaccount                   Subaccount                    Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................     2,129,598        539,285     10,388,289      7,160,817      4,075,321      2,785,168
Accumulation units purchased and
  transferred from other funding options       873,380      2,025,467      1,729,623      4,263,231        594,838      2,039,158
Accumulation units redeemed and
  transferred to other funding options .      (181,235)      (435,154)    (1,181,315)    (1,035,759)      (683,257)      (749,005)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................     2,821,743      2,129,598     10,936,597     10,388,289      3,986,902      4,075,321
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                             LMPVPIII International
                                                 All Cap Growth          LMPVPIII Large Cap Growth      LMPVPIII Large Cap Value
                                                   Subaccount                   Subaccount                     Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................       456,409        468,057      4,348,127      3,588,177      1,136,563      1,187,292
Accumulation units purchased and
  transferred from other funding options            --             92        588,267      1,503,401            285            251
Accumulation units redeemed and
  transferred to other funding options .       (52,081)       (11,740)      (799,068)      (743,451)       (57,106)       (50,980)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................       404,328        456,409      4,137,326      4,348,127      1,079,742      1,136,563
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                                                                                            LMPVPIII Social
                                              LMPVPIII Mid Cap Core          LMPVPIII Money Market           Awareness Stock
                                                   Subaccount                     Subaccount                   Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................     2,183,341      2,017,047      6,038,989      3,855,799         25,877         23,686
Accumulation units purchased and
  transferred from other funding options        53,989        306,343      2,987,444      9,988,239          5,361          2,615
Accumulation units redeemed and
  transferred to other funding options .      (122,565)      (140,049)    (2,136,401)    (7,805,049)       (10,234)          (424)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................     2,114,765      2,183,341      6,890,032      6,038,989         21,004         25,877
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                              LMPVPIV Multiple                LMPVPIV Multiple
                                                LMPVPIV Multiple           Discipline Subaccount-         Discipline Subaccount-
                                             Discipline Subaccount-           Balanced All Cap                Global All Cap
                                            All Cap Growth and Value          Growth and Value               Growth and Value
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................    17,126,817      9,973,450     17,926,114      6,787,719      8,082,020      1,952,502
Accumulation units purchased and
  transferred from other funding options       904,496      9,762,096      1,144,894     12,263,318        821,257      6,547,235
Accumulation units redeemed and
  transferred to other funding options .    (1,931,724)    (2,608,729)    (1,215,039)    (1,124,923)    (1,328,584)      (417,717)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................    16,099,589     17,126,817     17,855,969     17,926,114      7,574,693      8,082,020
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                           LMPVPIV Multiple Discipline  Lord Abbett Growth and Income   Lord Abbett Mid Cap Value
                                               Subaccount-Large Cap               Subaccount                    Subaccount
                                                 Growth and Value                 (Class VC)                    (Class VC)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................     3,108,188        842,690      3,707,711      1,405,397      4,325,422      1,302,070
Accumulation units purchased and
  transferred from other funding options       252,506      2,506,491        347,211      2,358,618        758,589      3,325,103
Accumulation units redeemed and
  transferred to other funding options .      (181,768)      (240,993)      (263,803)       (56,304)      (489,145)      (301,751)
Annuity units ..........................            --             --             --             --           (320)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................     3,178,926      3,108,188      3,791,119      3,707,711      4,594,546      4,325,422
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                          MIST Batterymarch Mid Cap     MIST BlackRock High Yield
                                                 Managed Assets                Stock Subaccount                 Subaccount
                                                   Subaccount                      (Class A)                     (Class A)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................       206,938        165,773             --             --             --             --
Accumulation units purchased and
  transferred from other funding options            96         57,925        932,427             --      1,841,796             --
Accumulation units redeemed and
  transferred to other funding options .      (207,034)       (16,760)      (129,790)            --       (308,102)            --
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................            --        206,938        802,637             --      1,533,694             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                               MIST BlackRock Large             MIST Dreman               MIST Harris Oakmark
                                                Cap Core Subaccount      Small Cap Value Subaccount     International Subaccount
                                                     (Class A)                    (Class A)                     (Class A)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options     1,142,212             --        147,929             --      2,669,725             --
Accumulation units redeemed and
  transferred to other funding options .      (118,551)            --        (10,134)            --       (143,468)            --
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................     1,023,661             --        137,795             --      2,526,257             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                               MIST Janus Capital          MIST Legg Mason Partners       MIST Lord Abbett Bond
                                             Appreciation Subaccount       Managed Assets Subaccount       Debenture Subaccount
                                                    (Class A)                      (Class A)                     (Class A)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options     2,579,016             --        172,416             --      1,691,478             --
Accumulation units redeemed and
  transferred to other funding options .      (185,105)            --         (6,886)            --       (362,209)            --
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................     2,393,911             --        165,530             --      1,329,269             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                 MIST Lord Abbett
                                                Growth and Income           MIST Lord Abbett Mid          MIST Met/aim Capital
                                                    Subaccount              Cap Value Subaccount        Appreciation Subaccount
                                                    (Class B)                    (Class B)                     (Class A)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options    10,604,225             --        162,741             --      1,993,337             --
Accumulation units redeemed and
  transferred to other funding options .      (663,879)            --         (4,837)            --       (225,472)            --
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................     9,940,346             --        157,904             --      1,767,865             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                             MIST Met/AIM Small Cap                                    MIST Neuberger Berman Real
                                                Growth Subaccount       MIST MFS(R) Value Subaccount          Estate Subaccount
                                                    (Class A)                    (Class A)                      (Class A)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options       120,559             --      3,282,756             --      3,747,615             --
Accumulation units redeemed and
  transferred to other funding options .       (11,663)            --       (234,621)            --       (390,005)            --
Annuity units ..........................            --             --            256             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................       108,896             --      3,048,391             --      3,357,610             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                                MIST Pioneer Fund            MIST Pioneer Mid Cap         MIST Pioneer Strategic
                                                    Subaccount                 Value Subaccount              Income Subaccount
                                                     (Class A)                     (Class A)                     (Class A)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options       491,634             --        111,178             --      4,724,135             --
Accumulation units redeemed and
  transferred to other funding options .       (19,630)            --         (3,792)            --       (367,020)            --
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................       472,004             --        107,386             --      4,357,115             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                 MIST Third Avenue               MSF Blackrock                MSF Blackrock
                                                 Small Cap Value              Aggressive Growth                Bond Income
                                                    Subaccount                    Subaccount                   Subaccount
                                                    (Class B)                     (Class D)                     (Class A)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options     3,876,882             --      3,808,505             --      3,541,517             --
Accumulation units redeemed and
  transferred to other funding options .      (130,653)            --       (518,676)            --       (306,332)            --
Annuity units ..........................           340             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................     3,746,569             --      3,289,829             --      3,235,185             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                           MSF BlackRock Bond Income      MSF BlackRock Money Market    MSF Capital Guardian U.S.
                                                   Subaccount                     Subaccount                 Equity Subaccount
                                                    (Class E)                      (Class A)                     (Class A)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options     3,510,051             --      8,303,453             --        253,724             --
Accumulation units redeemed and
  transferred to other funding options .      (117,850)            --     (4,055,728)            --        (34,053)            --
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................     3,392,201             --      4,247,725             --        219,671             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                MSF FI Large Cap             MSF FI Value Leaders         MSF MetLife Aggressive
                                                   Subaccount                     Subaccount               Allocation Subaccount
                                                    (Class A)                      (Class D)                     (Class B)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options     5,164,585             --      7,365,510             --        506,312             --
Accumulation units redeemed and
  transferred to other funding options .      (746,862)            --       (824,207)            --        (16,277)            --
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................     4,417,723             --      6,541,303             --        490,035             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                             MSF MetLife Conservative    MSF MetLife Conservative to       MSF MetLife Moderate
                                                    Allocation                Moderate Allocation               Allocation
                                               Subaccount (Class B)          Subaccount (Class B)          Subaccount (Class B)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options        65,961             --        723,084             --      3,004,420             --
Accumulation units redeemed and
  transferred to other funding options .          (113)            --         (9,869)            --        (37,178)            --
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................        65,848             --        713,215             --      2,967,242             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                            MSF MetLife Moderate to        MSF MFS(R) Total Return        MSF Oppenheimer Global
                                              Aggressive Allocation              Subaccount                Equity Subaccount
                                              Subaccount (Class B)                (Class F)                    (Class B)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options     3,984,367             --     24,214,746             --      6,535,354             --
Accumulation units redeemed and
  transferred to other funding options .        (1,613)            --     (1,571,038)            --       (435,751)            --
Annuity units ..........................            --             --             --             --            465             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................     3,982,754             --     22,643,708             --      6,100,068             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                 MSF T. Rowe Price               MSF Western                   MSF Western
                                                 Large Cap Growth             Asset Management              Asset Management
                                                    Subaccount           High Yield Bond Subaccount    U.S. Government Subaccount
                                                    (Class B)                    (Class A)                      (Class A)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options     2,795,990             --         87,547             --         50,784             --
Accumulation units redeemed and
  transferred to other funding options .      (138,213)            --        (32,771)            --        (36,018)            --
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................     2,657,777             --         54,776             --         14,766             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                           PIMCO VIT Real Return         PIMCO VIT Total Return
                                                   Money Market                  Subaccount                    Subaccount
                                                    Subaccount             (Administrative Class)        (Administrative Class)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................     3,680,011      4,070,176      7,458,221      1,920,086     21,488,266     13,709,973
Accumulation units purchased and
  transferred from other funding options     1,668,916      1,120,333      1,783,080      6,030,189      4,917,788     11,010,580
Accumulation units redeemed and
  transferred to other funding options .    (5,348,927)    (1,510,498)    (1,362,818)      (492,054)    (2,678,930)    (3,232,287)
Annuity units ..........................            --             --           (598)            --           (627)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................            --      3,680,011      7,877,885      7,458,221     23,726,497     21,488,266
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                           Putnam VT Discovery Growth      Putnam VT International      Putnam VT Small Cap Value
                                                   Subaccount                  Equity Subaccount               Subaccount
                                                   (Class IB)                     (Class IB)                   (Class IB)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................       340,907        383,981        609,180        593,125      3,660,301      2,954,078
Accumulation units purchased and
  transferred from other funding options            --            989        113,199        157,348        249,893      1,204,861
Accumulation units redeemed and
  transferred to other funding options .        (5,300)       (44,063)       (73,646)      (141,293)      (404,877)      (498,638)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................       335,607        340,907        648,733        609,180      3,505,317      3,660,301
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                             Travelers AIM Capital          Travelers Convertible          Travelers Disciplined
                                                 Appreciation                    Securities                    Mid Cap Stock
                                                  Subaccount                     Subaccount                     Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................     1,965,970      1,689,712      1,743,474      1,905,649        855,140        959,082
Accumulation units purchased and
  transferred from other funding options        20,082        647,784          1,924        123,740          2,445         94,085
Accumulation units redeemed and
  transferred to other funding options .    (1,986,052)      (371,526)    (1,745,398)      (285,915)      (857,585)      (198,027)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................            --      1,965,970             --      1,743,474             --        855,140
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                                  Travelers
                                             Travelers Equity Income        Federated High Yield       Travelers Federated Stock
                                                   Subaccount                     Subaccount                   Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................     7,276,448      6,373,321      1,580,451      2,182,609        482,429        643,283
Accumulation units purchased and
  transferred from other funding options       200,559      1,595,489        171,453        544,758          1,533          3,525
Accumulation units redeemed and
  transferred to other funding options .    (7,477,007)      (692,362)    (1,751,904)    (1,146,916)      (483,962)      (164,379)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................            --      7,276,448             --      1,580,451             --        482,429
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                        Travelers Managed Allocation  Travelers Managed Allocation
                                              Travelers Large Cap            Series: Aggressive           Series: Conservative
                                                  Subaccount                     Subaccount                    Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................     1,763,026      1,711,833        308,349             --         60,987             --
Accumulation units purchased and
  transferred from other funding options        54,861        215,092         63,293        354,700          1,157        149,677
Accumulation units redeemed and
  transferred to other funding options .    (1,817,887)      (163,899)      (371,642)       (46,351)       (62,144)       (88,690)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................            --      1,763,026             --        308,349             --         60,987
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                          Travelers Managed Allocation  Travelers Managed Allocation  Travelers Managed Allocation
                                                Series: Moderate         Series: Moderate-Aggressive  Series: Moderate-Conservative
                                                   Subaccount                    Subaccount                    Subaccount
                                          ----------------------------  ----------------------------  ----------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................     2,179,211             --      1,981,263             --        470,868             --
Accumulation units purchased and
  transferred from other funding options       420,923      2,184,124        810,063      1,981,305        170,368        470,870
Accumulation units redeemed and
  transferred to other funding options .    (2,600,134)        (4,913)    (2,791,326)           (42)      (641,236)            (2)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................            --      2,179,211             --      1,981,263             --        470,868
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                              Travelers Mercury               Travelers MFS(R)
                                            Travelers Managed Income            Large Cap Core                Mid Cap Growth
                                                   Subaccount                     Subaccount                    Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................     3,196,984      2,224,884      1,042,616        974,417      4,424,581      2,539,201
Accumulation units purchased and
  transferred from other funding options       320,092      1,402,029         12,781        213,840         77,717      2,383,766
Accumulation units redeemed and
  transferred to other funding options .    (3,517,076)      (429,929)    (1,055,397)      (145,641)    (4,502,298)      (498,386)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................            --      3,196,984             --      1,042,616             --      4,424,581
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                 Travelers MFS(R)                                          Travelers Mondrian
                                                  Total Return             Travelers MFS(R) Value         International Stock
                                                   Subaccount                   Subaccount                    Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................    20,782,631     13,948,716      2,756,072        210,969      2,642,265      1,310,537
Accumulation units purchased and
  transferred from other funding options     1,473,208      8,836,430        456,532      2,760,052        125,277      1,508,542
Accumulation units redeemed and
  transferred to other funding options .   (22,255,839)    (2,002,515)    (3,212,604)      (214,949)    (2,767,542)      (176,814)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................            --     20,782,631             --      2,756,072             --      2,642,265
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                               Travelers Pioneer             Travelers Pioneer
                                              Travelers Pioneer Fund              Mid Cap Value               Strategic Income
                                                    Subaccount                     Subaccount                    Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................       488,417        233,813         48,829             --      3,414,214      1,219,235
Accumulation units purchased and
  transferred from other funding options        19,253        365,030         48,894         48,831        669,358      2,319,763
Accumulation units redeemed and
  transferred to other funding options .      (507,670)      (110,426)       (97,723)            (2)    (4,083,572)      (124,784)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................            --        488,417             --         48,829             --      3,414,214
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                                                                                     Travelers Style Focus Series:
                                            Travelers Quality Bond       Travelers Strategic Equity         Small Cap Growth
                                                  Subaccount                     Subaccount                    Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................     3,757,588      4,456,285      3,643,396      4,154,042         56,512             --
Accumulation units purchased and
  transferred from other funding options        56,951        549,371         18,049        124,762         18,619         56,536
Accumulation units redeemed and
  transferred to other funding options .    (3,814,539)    (1,248,068)    (3,661,445)      (635,408)       (75,131)           (24)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................            --      3,757,588             --      3,643,396             --         56,512
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                Travelers Style
                                                 Focus Series:                 Travelers U.S.
                                                Small Cap Value            Government Securities          Travelers Van Kampen
                                                   Subaccount                    Subaccount              Enterprise Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................        43,289             --        104,458         86,440        187,111        165,842
Accumulation units purchased and
  transferred from other funding options        11,515         43,387             --         55,267         69,188         77,483
Accumulation units redeemed and
  transferred to other funding options .       (54,804)           (98)      (104,458)       (37,249)      (256,299)       (56,214)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................            --         43,289             --        104,458             --        187,111
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                        Van Kampen LIT Strategic
                                             Van Kampen LIT Comstock      Van Kampen LIT Enterprise              Growth
                                              Subaccount (Class II)         Subaccount (Class II)         Subaccount (Class I)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................     1,096,855        859,213         23,595         27,902        945,591        874,578
Accumulation units purchased and
  transferred from other funding options        70,764        296,553         81,472            875         20,653        124,574
Accumulation units redeemed and
  transferred to other funding options .      (170,864)       (58,911)          (875)        (5,182)      (100,773)       (53,561)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................       996,755      1,096,855        104,192         23,595        865,471        945,591
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                          VIP Dynamic Capital
                                          VIP Contrafund(R) Subaccount  VIP Contrafund(R) Subaccount     Appreciation Subaccount
                                               (Service Class 2)              (Service Class)               (Service Class 2)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................     2,575,917      2,549,275      5,737,878      1,981,434        273,385        273,926
Accumulation units purchased and
  transferred from other funding options       262,773        355,905      1,802,674      4,093,798          5,172          8,299
Accumulation units redeemed and
  transferred to other funding options .      (355,958)      (329,263)      (850,417)      (337,354)       (16,272)        (8,840)
Annuity units ..........................            --             --           (268)            --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................     2,482,732      2,575,917      6,689,867      5,737,878        262,285        273,385
                                           ===========    ===========    ===========    ===========    ===========    ===========

                  NOTES TO FINANCIAL STATEMENTS -- (Concluded)

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Concluded)

                                            VIP Mid Cap Subaccount
                                               (Service Class 2)
                                           ------------------------
                                              2006          2005
                                           ----------    ----------
Accumulation and annuity units
  beginning of year ....................    5,209,605     2,211,242
Accumulation units purchased and
  transferred from other funding options    1,067,700     3,323,567
Accumulation units redeemed and
  transferred to other funding options .     (563,488)     (325,204)
Annuity units ..........................         (271)           --
                                           ----------    ----------
Accumulation and annuity units
  end of year ..........................    5,713,546     5,209,605
                                           ==========    ==========

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of MetLife Insurance Company of Connecticut:

     We have audited the accompanying consolidated balance sheets of MetLife Insurance Company of Connecticut ("MetLife Connecticut") (formerly known as "The Travelers Insurance Company") and its subsidiaries (collectively the "Company") as of December 31, 2006 and 2005, and the related consolidated statements of income, stockholders' equity, and cash flows for each of the three years in the period ended December 31, 2006. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company of Connecticut and its subsidiaries as of December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2006, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

     As described in Notes 1 and 3 to the consolidated financials statements, on October 11, 2006, MetLife Connecticut entered into a Transfer Agreement with MetLife Investors Group, Inc. ("MLIG"), both subsidiaries of MetLife, Inc. ("MetLife"), pursuant to which MetLife Connecticut acquired all of the stock of MetLife Investors USA Insurance Company ("MLI-USA") from MLIG. As the transaction was between entities under common control, the transaction was recorded and accounted for in a manner similar to a pooling-of-interests from July 1, 2005 (the "Acquisition Date"); further, as MLI-USA has been controlled by MetLife for longer than MetLife Connecticut, all amounts reported for periods prior to the Acquisition Date are those of MLI-USA.


/S/ DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP
New York, New York
March 30, 2007

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2006 AND 2005

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)



                                                                   2006       2005
                                                                 --------   --------


ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $48,406 and $53,231,
     respectively).............................................  $ 47,846   $ 52,589
  Trading securities, at fair value (cost: $0 and $457,
     respectively).............................................        --        452
  Equity securities available-for-sale, at estimated fair value
     (cost: $777 and $424, respectively).......................       795        421
  Mortgage and consumer loans..................................     3,595      2,543
  Policy loans.................................................       918        916
  Real estate and real estate joint ventures held-for-
     investment................................................       173         91
  Real estate held-for-sale....................................         7          5
  Other limited partnership interests..........................     1,082      1,252
  Short-term investments.......................................       777      1,769
  Other invested assets........................................     1,241      1,057
                                                                 --------   --------
     Total investments.........................................    56,434     61,095
Cash and cash equivalents......................................       649        571
Accrued investment income......................................       597        602
Premiums and other receivables.................................     8,410      7,008
Deferred policy acquisition costs and value of business
  acquired.....................................................     5,111      4,914
Current income tax recoverable.................................        94         48
Deferred income tax assets.....................................     1,007      1,120
Goodwill.......................................................       953        924
Other assets...................................................       765        442
Separate account assets........................................    50,067     44,524
                                                                 --------   --------
     Total assets..............................................  $124,087   $121,248
                                                                 ========   ========

LIABILITIES AND STOCKHOLDERS' EQUITY
Liabilities:
  Future policy benefits.......................................  $ 19,654   $ 18,344
  Policyholder account balances................................    35,099     37,840
  Other policyholder funds.....................................     1,513      1,293
  Long-term debt -- affiliated.................................       435        435
  Payables for collateral under securities loaned and other
     transactions..............................................     9,155      9,737
  Other liabilities............................................       749      1,642
  Separate account liabilities.................................    50,067     44,524
                                                                 --------   --------
     Total liabilities.........................................   116,672    113,815
                                                                 --------   --------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 12)
Stockholders' Equity:
  Common stock, par value $2.50 per share; 40,000,000 shares authorized; 34,595,317 shares issued and outstanding at
     December 31, 2006 and 2005................................        86         86
  Additional paid-in capital...................................     7,123      7,180
  Retained earnings............................................       520        581
  Accumulated other comprehensive income (loss)................      (314)      (414)
                                                                 --------   --------
     Total stockholders' equity................................     7,415      7,433
                                                                 --------   --------
     Total liabilities and stockholders' equity................  $124,087   $121,248
                                                                 ========   ========




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                        CONSOLIDATED STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                  (IN MILLIONS)



                                                              2006     2005    2004
                                                             ------   ------   ----


REVENUES
Premiums...................................................  $  308   $  281   $  9
Universal life and investment-type product policy fees.....   1,268      862    159
Net investment income......................................   2,839    1,438    207
Other revenues.............................................     212      132     26
Net investment gains (losses)..............................    (521)    (198)    (9)
                                                             ------   ------   ----
  Total revenues...........................................   4,106    2,515    392
                                                             ------   ------   ----
EXPENSES
Policyholder benefits and claims...........................     792      570     18
Interest credited to policyholder account balances.........   1,316      720    153
Other expenses.............................................   1,173      678    179
                                                             ------   ------   ----
  Total expenses...........................................   3,281    1,968    350
                                                             ------   ------   ----
Income before provision for income tax.....................     825      547     42
Provision for income tax...................................     228      156     17
                                                             ------   ------   ----
Income before cumulative effect of a change in accounting,
  net of income tax........................................     597      391     25
Cumulative effect of a change in accounting, net of income
  tax......................................................      --       --      2
                                                             ------   ------   ----
Net income.................................................  $  597   $  391   $ 27
                                                             ======   ======   ====




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                 CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                  (IN MILLIONS)



                                                                               ACCUMULATED OTHER
                                                                          COMPREHENSIVE INCOME (LOSS)
                                                                          ---------------------------
                                                                                NET         FOREIGN
                                                    ADDITIONAL              UNREALIZED      CURRENCY
                                            COMMON    PAID-IN   RETAINED    INVESTMENT    TRANSLATION
                                             STOCK    CAPITAL   EARNINGS  GAINS (LOSSES)   ADJUSTMENT   TOTAL
                                            ------  ----------  --------  --------------  -----------  ------


BALANCE AT JANUARY 1, 2004 (NOTE 3).......    $11     $  171      $ 163        $  32          $--      $  377
Capital contribution from MetLife
  Investors Group, Inc. ..................               300                                              300
Comprehensive income (loss):
  Net income..............................                           27                                    27
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments,  net of
       income tax.........................                                        (2)                      (2)
                                                                                                       ------
     Other comprehensive income (loss)....                                                                 (2)
                                                                                                       ------
  Comprehensive income (loss).............                                                                 25
                                              ---     ------      -----        -----          ---      ------
BALANCE AT DECEMBER 31, 2004..............     11        471        190           30           --         702
MetLife Insurance Company of Connecticut's
  common stock purchased by MetLife, Inc.
  (Notes 2 and 3).........................     75      6,709                                            6,784
Comprehensive income (loss):
  Net income..............................                          391                                   391
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments,  net of
       income tax.........................                                        (1)                      (1)
     Unrealized investment gains (losses),
       net of related offsets and income
       tax................................                                      (445)                    (445)
     Foreign currency translation
       adjustments........................                                                      2           2
                                                                                                       ------
     Other comprehensive income (loss)....                                                               (444)
                                                                                                       ------
  Comprehensive income (loss).............                                                                (53)
                                              ---     ------      -----        -----          ---      ------
BALANCE AT DECEMBER 31, 2005..............     86      7,180        581         (416)           2       7,433
Revisions of purchase price pushed down to
  MetLife Insurance Company of
  Connecticut's net assets acquired (Note
  2)......................................                40                                               40
Dividend paid to MetLife, Inc. ...........              (259)      (658)                                 (917)
Capital contribution of intangible assets
  from MetLife,  Inc., net of income tax
  (Notes 8 and 14)........................               162                                              162
Comprehensive income (loss):
  Net income..............................                          597                                   597
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments,  net of
       income tax.........................                                        (5)                      (5)
     Unrealized investment gains (losses),
       net of related offsets and income
       tax................................                                       107                      107
     Foreign currency translation
       adjustments, net of  income tax....                                                     (2)         (2)
                                                                                                       ------
     Other comprehensive income (loss)....                                                                100
                                                                                                       ------
  Comprehensive income (loss).............                                                                697
                                              ---     ------      -----        -----          ---      ------
BALANCE AT DECEMBER 31, 2006..............    $86     $7,123      $ 520        $(314)         $--      $7,415
                                              ===     ======      =====        =====          ===      ======




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                  (IN MILLIONS)



                                                                   2006       2005       2004
                                                                 --------   --------   -------


CASH FLOWS FROM OPERATING ACTIVITIES
Net Income....................................................   $    597   $    391   $    27
Adjustments to reconcile net income to net cash provided by
  operating activities:
     Depreciation and amortization expenses...................          6          4        --
     Amortization of premiums and accretion of discounts
       associated with investments, net.......................         74        112        21
     (Gains) losses from sales of investments and businesses,
       net....................................................        521        198         9
     Equity earnings of real estate joint ventures and other
       limited partnership interests..........................        (83)       (19)       --
     Interest credited to policyholder account balances.......      1,316        720       153
     Universal life and investment-type product policy fees...     (1,268)      (862)     (159)
     Change in accrued investment income......................          2        (68)       --
     Change in premiums and other receivables.................       (509)      (415)   (1,108)
     Change in deferred policy acquisition costs, net.........       (234)      (211)     (165)
     Change in insurance-related liabilities..................        234        812        17
     Change in trading securities.............................        (43)       103        --
     Change in income tax payable.............................        156        298        --
     Change in income tax recoverable.........................         --         --       (29)
     Change in other assets...................................        586        574       140
     Change in other liabilities..............................       (351)      (876)     (106)
     Other, net...............................................         --          2        --
                                                                 --------   --------   -------
Net cash provided by (used in) operating activities...........      1,004        763    (1,200)
                                                                 --------   --------   -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities................................     27,706     24,008     1,521
     Equity securities........................................        218        221         2
     Mortgage and consumer loans..............................      1,034        748        72
     Real estate and real estate joint ventures...............        126         65        --
     Other limited partnership interests......................        762        173        --
  Purchases of:
     Fixed maturity securities................................    (23,840)   (32,850)   (1,482)
     Equity securities........................................       (109)        --        --
     Mortgage and consumer loans..............................     (2,092)      (500)      (42)
     Real estate and real estate joint ventures...............        (56)       (13)       --
     Other limited partnership interests......................       (343)      (330)       --
  Net change in policy loans..................................         (2)         3        --
  Net change in short-term investments........................        991        599         7
  Net change in other invested assets.........................       (316)       233         1
  Other, net..................................................          1          3        --
                                                                 --------   --------   -------
Net cash provided by (used in) investing activities...........      4,080     (7,640)       79
                                                                 --------   --------   -------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits.................................................      8,185     11,230     4,541
     Withdrawals..............................................    (11,637)   (12,369)   (3,898)
  Net change in payables for collateral under securities
     loaned and other transactions............................       (582)     7,675       122
  Long-term debt issued.......................................         --        400        --
  Dividends on common stock...................................       (917)        --        --
  Capital contribution from MetLife Investors Group, Inc. ....         --         --       300
  Contribution of MetLife Insurance Company of Connecticut
     from MetLife, Inc., net of cash received  of $0, $443 and
     $0, respectively.........................................         --        443        --
  Other, net..................................................        (55)       (75)       --
                                                                 --------   --------   -------
Net cash (used in) provided by financing activities...........     (5,006)     7,304     1,065
                                                                 --------   --------   -------
Change in cash and cash equivalents...........................         78        427       (56)
Cash and cash equivalents, beginning of year..................        571        144       200
                                                                 --------   --------   -------
CASH AND CASH EQUIVALENTS, END OF YEAR........................   $    649   $    571   $   144
                                                                 ========   ========   =======

Supplemental disclosures of cash flow information:
  Net cash paid during the year for:
     Interest.................................................   $     31   $     18   $     2
                                                                 ========   ========   =======
     Income tax...............................................   $     81   $     87   $    (2)
                                                                 ========   ========   =======
  Non-cash transactions during the year:
     Net assets of MetLife Insurance Company of Connecticut
       acquired by MetLife, Inc. and contributed to MLI-USA
       net of cash received of $443 million...................   $     --   $  6,341   $    --
                                                                 ========   ========   =======
     Contribution of other intangible assets, net of deferred
       income tax.............................................   $    162   $     --   $   --
                                                                 ========   ========   =======
     Contribution of goodwill from MetLife, Inc. .............   $     29   $     --   $    --
                                                                 ========   ========   =======




--------
See Note 2 for further discussion of the net assets of MetLife Insurance Company of Connecticut acquired by MetLife, Inc. and contributed to MLI-USA.
See Note 19 for non-cash reinsurance transactions.

          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut (formerly, The Travelers Insurance Company), a Connecticut corporation incorporated in 1863 ("MetLife Connecticut"), and its subsidiaries, including MetLife Life and Annuity Company of Connecticut ("MLAC", formerly The Travelers Life and Annuity Company) and MetLife Investors USA Insurance Company ("MLI-USA"). The Company is a subsidiary of MetLife, Inc. ("MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

     On July 1, 2005 (the "Acquisition Date"), MetLife Connecticut became a wholly-owned subsidiary of MetLife. MetLife Connecticut, together with substantially all of Citigroup Inc.'s ("Citigroup") international insurance businesses, excluding Primerica Life Insurance Company and its subsidiaries ("Primerica") (collectively, "Travelers"), were acquired by MetLife from Citigroup (the "Acquisition") for $12.1 billion. See Note 2 for further information on the Acquisition.

     On October 11, 2006, MetLife transferred MLI-USA to MetLife Connecticut. See Note 3.

     On February 14, 2006, a Certificate of Amendment was filed with the State of Connecticut Office of the Secretary of the State changing the name of The Travelers Insurance Company to MetLife Insurance Company of Connecticut, effective May 1, 2006.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of
(i) MLI-USA and effective July 1, 2005, MetLife Connecticut and its subsidiaries (See Notes 2 and 3); (ii) partnerships and joint ventures in which the Company has control; and (iii) variable interest entities ("VIEs") for which the Company is deemed to be the primary beneficiary. Intercompany accounts and transactions have been eliminated.

     The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint ventures and partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures and partnership's operations.

     Minority interest related to consolidated entities included in other liabilities was $43 million and $180 million at December 31, 2006 and 2005, respectively. At December 31, 2005, the Company was the majority owner of Tribeca Citigroup Investments Ltd. ("Tribeca") and consolidated the fund within its consolidated financial statements. During the second quarter of 2006, the Company's ownership interests in Tribeca declined to a position whereby Tribeca is no longer consolidated. See Note 4 for further information.

     Certain amounts in the prior year periods' consolidated financial statements have been reclassified to conform with the 2006 presentation.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining:



(i) the fair value of investments in the absence of quoted market values;
(ii)     investment impairments;
(iii)    the recognition of income on certain investments;
(iv) the application of the consolidation rules to certain investments;
(v)      the fair value of and accounting for derivatives;
(vi) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of value of business acquired ("VOBA");
(vii)    the measurement of goodwill and related impairment, if any;
(viii)   the liability for future policyholder benefits;
(ix) accounting for income taxes and the valuation of deferred income tax assets;
(x)      accounting for reinsurance transactions; and
(xi)     the liability for litigation and regulatory matters.


     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. The application of purchase accounting requires the use of estimation techniques in determining the fair value of the assets acquired and liabilities assumed -- the most significant of which relate to the aforementioned critical estimates. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Investments

     The Company's principal investments are in fixed maturity and equity securities, mortgage and consumer loans, policy loans, real estate, real estate joint ventures and other limited partnerships, short-term investments and other invested assets. The accounting policies related to each are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale, except for trading securities, and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded as part of net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are obtained from broker-dealer survey values or internal estimates. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

          The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 4);
     (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Trading Securities. The Company's trading securities portfolio, principally consisting of fixed maturity and equity securities, supports investment strategies that involve the active and frequent purchase and sale of securities and the execution of short sale agreements and supports asset and liability matching strategies for certain insurance products. Trading securities and short sale agreement liabilities are recorded at fair value with subsequent changes in fair value recognized in net investment income. Related dividends and investment income are also included in net investment income. Beginning in the second quarter of 2006, the Company no longer holds a trading securities portfolio. (See also Note
     4)

          Securities Lending. Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% of the fair value of the securities loaned. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage and Consumer Loans. Mortgage and consumer loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or the loan's market value if the loan is being sold. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

          Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale. Real estate held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their fair value, with the impairment loss included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure of commercial and agricultural mortgage loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint ventures and partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures and the partnership's operations. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and limited partnerships for impairments. For its cost method investments, it follows an impairment analysis which

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     is similar to the process followed for its fixed maturity and equity securities as described previously. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an other-than-temporary impairment is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates fair value.

          Other Invested Assets. Other invested assets consist primarily of stand-alone derivatives with positive fair values.

          Estimates and Uncertainties. The Company's investments are exposed to three primary sources of risk: credit, interest rate and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the recognition of impairments, the recognition of income on certain investments and the determination of fair values.

          The determination of the amount of allowances and impairments, as applicable, are described above by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

          The recognition of income on certain investments (e.g. loan-backed securities including mortgage-backed and asset-backed securities, certain investment transactions, trading securities, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

          The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and
     (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

          Additionally, when the Company enters into certain real estate joint ventures and other limited partnerships for which the Company may be deemed to be the primary beneficiary under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of ARB No. 51, it may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          The use of different methodologies and assumptions as to the timing and amount of impairments, recognition of income and the determination of the fair value of investments may have a material effect on the amounts presented within the consolidated financial statements.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial instruments. The Company also uses derivative instruments to hedge its currency exposure associated with net investments in certain foreign operations. To a lesser extent, the Company uses credit derivatives to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. The determination of fair value, when quoted market values are not available, is based on valuation methodologies and assumptions deemed appropriate under the circumstances. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. Such assumptions include estimates of volatility, interest rates, foreign currency exchange rates, other financial indices and credit ratings. Essential to the analysis of the fair value is a risk of counterparty default. The use of different assumptions may have a material effect on the estimated derivative fair value amounts as well as the amount of reported net income.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting pursuant to Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133") as amended, changes in the fair value of the derivative are reported in net investment gains (losses). The fluctuations in fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments and measurement of hedge effectiveness are also subject to interpretation and estimation, and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the consolidated financial statements of the Company from that previously reported.

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholders' equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses).

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated under SFAS 133. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at fair value in the consolidated financial statements and that their related changes in fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $52 million and $2 million at December 31, 2006 and 2005, respectively. Accumulated amortization was $3 million at December 31, 2006 and the computer software was fully amortized at December 31, 2005. Related amortization expense was $3 million and $1 million for the years ended December 31, 2006 and 2005, respectively. There was no amortization expense for the year ended December 31, 2004.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issue expenses. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC related to internally replaced contracts are generally expensed at the date of replacement.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC and VOBA related to non-participating traditional contracts (term insurance and non-participating whole life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency, and investment returns at policy issuance, or policy acquisition as it relates to VOBA, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's business segments. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple and a discounted cash flow model. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of future benefit payments and related expenses less the present value of future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rates for future policy benefit liabilities on non-participating traditional life insurance range from 4% to 7%.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 3% to 9%.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. The interest rate used in establishing such liabilities is 4%.

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. The interest rate used in establishing such liabilities is 4%.

     Liabilities for unpaid claims and claim expenses for the Company's workers' compensation business are included in future policyholder benefits and are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


management programs, reduced for anticipated subrogation. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary guarantees relating to certain life policies as follows:

     - Annuity guaranteed death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder.

     - Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary and paid up guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company establishes policyholder account balances ("PAB") for guaranteed minimum benefit riders relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefit riders ("GMAB") provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       purchase payments plus applicable bonus amounts). The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - For both GMWB and GMAB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     - The fair values of the GMWB and GMAB riders are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits (at inception). The changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. These riders may be more costly than expected in volatile or declining markets, causing an increase in liabilities for future policy benefits, negatively affecting net income.

     The Company issues both GMWBs and GMABs directly and assumes risk relating to GMWBs and GMABs issued by an affiliate through a financing agreement. Some of the risks associated with GMWBs and GMABs directly written and assumed were transferred to a different affiliate through another financing agreement and included in premiums and other receivables.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     PABs relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 0.5% to 12%, less expenses, mortality charges, and withdrawals; and (iii) fair value purchase accounting adjustments relating to the Acquisition.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments. Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of amounts assessed against PABs for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related PABs.

     Premiums related to workers' compensation contracts are recognized as revenue on a pro rata basis over the applicable contract term.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  Other Revenues

     Other revenues include advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Income Taxes

     The Company and its includable life insurance subsidiaries file a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended ("Code"). Non-includable subsidiaries file either a separate individual corporate tax return or a separate consolidated tax return. Prior to the transfer of MLI-USA to MetLife Connecticut, MLI-USA joined MetLife's includable affiliates in filing a federal income tax return. MLI-USA joined MetLife Connecticut's includable affiliates as of October 11, 2006.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred income tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     For U.S. federal income tax purposes, an election in 2005 under Internal Revenue Code Section 338 was made by the Company's parent, MetLife. As a result of this election, the tax basis in the acquired assets and liabilities was adjusted as of the Acquisition Date and the related deferred income tax asset established for the taxable difference from the book basis.

     The realization of deferred income tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:



    (i) future taxable income exclusive of reversing temporary differences and carryforwards;
    (ii)    future reversals of existing taxable temporary differences;
    (iii)   taxable income in prior carryback years; and
    (iv)    tax planning strategies.


     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities or when estimates used in determining valuation allowances on deferred income tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events such as changes in tax legislation could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance transactions as both a provider and a purchaser of reinsurance for its insurance products.

     For each of its reinsurance contracts, the Company determines if the contract provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the contract. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     The assumptions used to account for long-duration reinsurance contracts are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance contracts are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance contracts with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance contract.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance contracts and are net of reinsurance ceded.

     If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract as a deposit, net of related expenses. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenue or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenue or other expenses, as appropriate.

     Amounts received from reinsurers for policy administration are reported in other revenues.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

  Employee Benefit Plans

     Eligible employees, sales representatives and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by Metropolitan Life Insurance Company ("Metropolitan Life"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from Metropolitan Life.

  Foreign Currency

     Balance sheet accounts are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported as net investment gains (losses) in the period in which they occur.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  Litigation Contingencies

     The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Derivative Financial Instruments

     The Company has adopted guidance relating to derivative financial instruments as follows:

     - Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS No. 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:



      (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;
      (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;
      (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and
      (iv) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.


     The adoption of SFAS 155 did not have a material impact on the Company's consolidated financial statements.

     - Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     - Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's consolidated financial statements.

  Other Pronouncements

     Effective November 15, 2006, the Company adopted U.S. Securities and Exchange Commission ("SEC") Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the Emerging Issues Task Force ("EITF") reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. For all other limited partnerships, EITF 04-5 required adoption by January 1, 2006 through a cumulative effect of a change in accounting principle recorded in opening equity or applied retrospectively by adjusting prior period financial statements. The adoption of the provisions of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") No. FAS 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


outside the control of the transferor. The adoption of FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the FASB completed its review of EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP Nos. FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements, and has provided the required disclosures.

     Effective July 1, 2004, the Company adopted EITF Issue No. 03-16, Accounting for Investments in Limited Liability Companies ("EITF 03-16"). EITF 03-16 provides guidance regarding whether a limited liability company should be viewed as similar to a corporation or similar to a partnership for purposes of determining whether a noncontrolling investment should be accounted for using the cost method or the equity method of accounting. EITF 03-16 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2004, the Company adopted Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long Duration Contracts and for Separate Accounts ("SOP 03-1"), as interpreted by a Technical Practice Aid ("TPA"), issued by the American Institute of Certified Public Accountants ("AICPA") and FSP No. 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability ("FSP 97-1"). SOP 03-1 provides guidance on: (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. As a result of the adoption of SOP 03-1, effective January 1, 2004, the Company decreased the liability for future policyholder benefits for changes in the methodology relating to various guaranteed death and annuitization benefits and for determining liabilities for certain universal life insurance contracts by $2 million, which was reported as a cumulative effect of a change in accounting. This amount is net of corresponding changes in DAC, including unearned revenue liability, under certain variable annuity and life contracts and income tax. The application of SOP 03-1 increased the Company's 2004 net income by $3 million, including the cumulative effect of the adoption.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

     In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits all entities the option to measure most financial instruments and certain

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


other items at fair value at specified election dates and to report related unrealized gains and losses in earnings. The fair value option will generally be applied on an instrument-by-instrument basis and is generally an irrevocable election. SFAS 159 is effective for fiscal years beginning after November 15, 2007. The Company is evaluating which eligible financial instruments, if any, it will elect to account for at fair value under SFAS 159 and the related impact on the Company's consolidated financial statements.

     In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value in GAAP and requires enhanced disclosures about fair value measurements. SFAS 157 does not require any new fair value measurements. The pronouncement is effective for fiscal years beginning after November 15, 2007. The guidance in SFAS 157 will be applied prospectively with the exception of:
(i) block discounts of financial instruments; and (ii) certain financial and hybrid instruments measured at initial recognition under SFAS 133 which is to be applied retrospectively as of the beginning of initial adoption (a limited form of retrospective application). The Company is currently evaluating the impact of SFAS 157 on the Company's consolidated financial statements. Implementation of SFAS 157 will require additional disclosures in the Company's consolidated financial statements.

     In June 2006, the FASB issued FIN No. 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. FIN 48 will also require significant additional disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006. Based upon the Company's evaluation work completed to date, the Company expects to recognize a reduction to the January 1, 2007 balance of retained earnings of less than $1 million.

     In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets -- an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. SFAS 156 will be applied prospectively and is effective for fiscal years beginning after September 15, 2006. The Company does not expect SFAS 156 to have a material impact on the Company's consolidated financial statements.

     In September 2005, the AICPA issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. It is effective for internal replacements occurring in fiscal years beginning after December 15, 2006.

     In addition, in February 2007, related TPAs were issued by the AICPA to provide further clarification of SOP 05-1. The TPAs are effective concurrently with the adoption of the SOP. Based on the Company's interpretation of SOP 05-1 and related TPAs, the adoption of SOP 05-1 will result in a reduction to DAC and VOBA relating primarily to the Company's group life and health insurance contracts that contain certain rate reset provisions. The Company estimates that the adoption of SOP 05-1 as of January 1, 2007 will result in a cumulative effect adjustment of between $75 million and $95 million, net of income tax, which will be recorded as a reduction

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


to retained earnings. In addition, the Company estimates that accelerated DAC and VOBA amortization will reduce 2007 net income by approximately $5 million to $15 million, net of income tax.

2. ACQUISITION OF METLIFE INSURANCE COMPANY OF CONNECTICUT BY METLIFE, INC. FROM CITIGROUP INC.

     On the Acquisition Date, MetLife Connecticut became a subsidiary of MetLife. MetLife Connecticut, together with substantially all of Citigroup Inc.'s international insurance businesses, excluding Primerica Life Insurance Company and its subsidiaries, were acquired by MetLife from Citigroup for $12.1 billion. Prior to the Acquisition, MetLife Connecticut was a subsidiary of Citigroup Insurance Holding Company ("CIHC"). Primerica was distributed via dividend from MetLife Connecticut to CIHC on June 30, 2005 in contemplation of the Acquisition. The total consideration paid by MetLife for the purchase consisted of $11.0 billion in cash and 22,436,617 shares of MetLife's common stock with a market value of $1.0 billion to Citigroup and $100 million in other transaction costs.

     In accordance with FASB SFAS No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets, the Acquisition was accounted for by MetLife using the purchase method of accounting, which requires that the assets and liabilities of MetLife Connecticut be identified and measured at their fair value as of the acquisition date.

     Final Purchase Price Allocation and Goodwill

     The purchase price paid by MetLife has been allocated to the assets acquired and liabilities assumed using management's best estimate of their fair values as of the Acquisition Date. The computation of the purchase price and the allocation of the purchase price to the net assets acquired based upon their respective fair values as of July 1, 2005, and the resulting goodwill, as revised, are presented below.

     Based upon MetLife's method of allocating the purchase price to the entities acquired, the purchase price attributed to MetLife Connecticut increased by $40 million. The increase in purchase price was a result of additional consideration paid in 2006 by MetLife to Citigroup of $115 million and an increase in transaction costs of $3 million, offset by a $4 million reduction in restructuring costs for a total purchase price increase of $114 million.

     The allocation of purchase price was updated as a result of the additional purchase price attributed to MetLife Connecticut of $40 million, an increase of $15 million in the value of the future policy benefit liabilities and other policyholder funds resulting from the finalization of the evaluation of the Travelers underwriting criteria, an increase in securities of $24 million resulting from the finalization of the determination of the fair value of such securities, an increase in other liabilities of $2 million due to the receipt of additional information, all resulting in a net impact of the aforementioned adjustments increasing deferred income tax assets by $4 million. Goodwill increased by $29 million as a consequence of such revisions to the purchase price and the purchase price allocation.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                     AS OF JULY 1, 2005
                                                                     -------------------
                                                                        (IN MILLIONS)


TOTAL PURCHASE PRICE PAID BY METLIFE......................                 $12,084
  Purchase price attributed to other affiliates...........                   5,260
                                                                           -------
  Purchase price attributed to MetLife Connecticut........                   6,824
NET ASSETS OF METLIFE CONNECTICUT ACQUIRED PRIOR TO
  PURCHASE ACCOUNTING ADJUSTMENTS.........................  $8,207
ADJUSTMENTS TO REFLECT ASSETS ACQUIRED AT FAIR VALUE:
  Fixed maturity securities available-for-sale............      (2)
  Mortgage loans on real estate...........................      72
  Real estate and real estate joint ventures held-for-
     investment...........................................      39
  Other limited partnership interests.....................      48
  Other invested assets...................................     (36)
  Premiums and other receivables..........................   1,001
  Elimination of historical deferred policy acquisition
     costs................................................  (3,052)
  Value of business acquired..............................   3,490
  Value of distribution agreements and customer
     relationships acquired...............................      73
  Net deferred income tax asset...........................   1,751
  Elimination of historical goodwill......................    (196)
  Other assets............................................     (11)
ADJUSTMENTS TO REFLECT LIABILITIES ASSUMED AT FAIR VALUE:
  Future policy benefits..................................  (3,766)
  Policyholder account balances...........................  (1,870)
  Other liabilities.......................................     191
                                                            ------
NET FAIR VALUE OF ASSETS ACQUIRED AND LIABILITIES
  ASSUMED.................................................                   5,939
                                                                           -------
GOODWILL RESULTING FROM THE ACQUISITION ATTRIBUTED TO
  METLIFE CONNECTICUT.....................................                 $   885
                                                                           =======



     Goodwill resulting from the Acquisition has been allocated to the Company's segments, as well as Corporate & Other, as follows:


                                                                   AS OF JULY 1, 2005
                                                                   ------------------
                                                                      (IN MILLIONS)


Institutional....................................................         $312
Individual.......................................................          163
Corporate & Other................................................          410
                                                                          ----
  TOTAL..........................................................         $885
                                                                          ====



     The entire amount of goodwill is expected to be deductible for income tax purposes.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

CONDENSED STATEMENT OF NET ASSETS ACQUIRED

     The condensed statement of net assets acquired reflects the fair value of MetLife Connecticut's net assets as follows:


                                                                   AS OF JULY 1, 2005
                                                                   ------------------
                                                                      (IN MILLIONS)


ASSETS
  Fixed maturity securities available-for-sale...................        $41,210
  Trading securities.............................................            555
  Equity securities available-for-sale...........................            641
  Mortgage loans on real estate..................................          2,363
  Policy loans...................................................            884
  Real estate and real estate joint ventures held-for-
     investment..................................................            126
  Other limited partnership interests............................          1,120
  Short-term investments.........................................          2,225
  Other invested assets..........................................          1,205
                                                                         -------
     Total investments...........................................         50,329
  Cash and cash equivalents......................................            443
  Accrued investment income......................................            494
  Premiums and other receivables.................................          4,688
  Value of business acquired.....................................          3,490
  Goodwill.......................................................            885
  Other intangible assets........................................             73
  Deferred income tax asset......................................          1,178
  Other assets...................................................            730
  Separate account assets........................................         30,427
                                                                         -------
     Total assets acquired.......................................         92,737
                                                                         -------

LIABILITIES:
  Future policy benefits.........................................         17,565
  Policyholder account balances..................................         34,251
  Other policyholder funds.......................................            115
  Current income tax.............................................             36
  Other liabilities..............................................          3,519
  Separate account liabilities...................................         30,427
                                                                         -------
     Total liabilities assumed...................................         85,913
                                                                         -------
     Net assets acquired.........................................        $ 6,824
                                                                         =======



  Other Intangible Assets

     VOBA reflects the estimated fair value of in-force contracts acquired and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts in-force at the Acquisition Date. VOBA is based on actuarially determined projections, by each block of

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. If estimated gross profits or premiums differ from expectations, the amortization of VOBA is adjusted to reflect actual experience.

     The value of the other identifiable intangibles reflects the estimated fair value of MetLife Connecticut's distribution agreements and customer relationships acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreements. If actual experience under the distribution agreements or with customer relationships differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience. See Notes 8 and 14 for additional information on the value of distribution agreements ("VODA") acquired from Citigroup.

     The use of discount rates was necessary to establish the fair value of VOBA, as well as the other identifiable intangible assets. In selecting the appropriate discount rates, management considered its weighted average cost of capital, as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value these intangible assets.

     The fair values of business acquired, distribution agreements and customer relationships acquired are as follows:


                                                                             WEIGHTED AVERAGE
                                                      AS OF JULY 1, 2005   AMORTIZATION PERIOD
                                                      ------------------   -------------------
                                                         (IN MILLIONS)          (IN YEARS)


Value of business acquired..........................        $3,490                  16
Value of distribution agreements and customer
  relationships acquired............................            73                  16
                                                            ------
  Total value of intangible assets acquired,
     excluding goodwill.............................        $3,563                  16
                                                            ======



3.  CONTRIBUTION OF METLIFE CONNECTICUT FROM METLIFE, INC.

     On October 11, 2006, MetLife Connecticut and MetLife Investors Group, Inc. ("MLIG"), both subsidiaries of MetLife, entered into a Transfer Agreement ("Transfer Agreement"), pursuant to which MetLife Connecticut agreed to acquire all of the outstanding stock of MLI-USA from MLIG in exchange for shares of MetLife Connecticut's common stock. To effectuate the exchange of shares, MetLife returned 10,000,000 shares just prior to the closing of the transaction and retained 30,000,000 shares representing 100% of the then issued and outstanding shares of MetLife Connecticut. MetLife Connecticut issued 4,595,317 new shares to MLIG in exchange for all of the outstanding common stock of MLI-USA. After the closing of the transaction, 34,595,317 shares of MetLife Connecticut's common stock are outstanding, of which MLIG holds 4,595,317 shares, with the remaining shares held by MetLife.

     In connection with the Transfer Agreement on October 11, 2006, MLIG transferred to MetLife Connecticut certain assets and liabilities, including goodwill, VOBA and deferred income tax liabilities, which remain outstanding from MetLife's acquisition of MLIG on October 30, 1997. The assets and liabilities have been included in the financial data of the Company for all periods presented.

     The transfer of MLI-USA to MetLife Connecticut was a transaction between entities under common control. Since MLI-USA was the original entity under common control, for financial statement reporting purposes, MLI-USA is considered the accounting acquirer of MetLife Connecticut. Accordingly, all financial data included in these financial statements periods prior to July 1, 2005 is that of MLI-USA. For periods subsequent to July 1, 2005, MetLife Connecticut has been combined with MLI-USA in a manner similar to a pooling of interests. Information

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


regarding the consolidated statements of income of the Company for the years ended December 31, 2006 and 2005 is as follows:


                                                                                              UNAUDITED
                                                                                         ------------------
                                                                                         THREE MONTHS ENDED      YEAR ENDED
                                                    UNAUDITED                             DECEMBER 31, 2006  DECEMBER 31, 2006
                         --------------------------------------------------------------  ------------------  -----------------
                                      NINE MONTHS ENDED SEPTEMBER 30, 2006
                         --------------------------------------------------------------
                                                   ASSETS AND LIABILITIES
                                                         OUTSTANDING
                                                       FROM METLIFE'S
                                                         ACQUISITION       CONSOLIDATED
                         MICC HISTORICAL  MLI-USA          OF MLIG            COMPANY             CONSOLIDATED COMPANY
                         ---------------  -------  ----------------------  ------------  -------------------------------------
                                                            (IN MILLIONS)


Total revenues.........       $2,509        $623             $--              $3,132            $974               $4,106
Total expenses.........       $1,905        $486             $--              $2,391            $890               $3,281
                              ------        ----             ---              ------            ----               ------
Income before provision
  for income tax.......          604         137              --                 741            $ 84                  825
Provision for income
  tax..................          177          35              --                 212            $ 16                  228
                              ------        ----             ---              ------            ----               ------
Net income.............       $  427        $102             $--              $  529            $ 68               $  597
                              ======        ====             ===              ======            ====               ======






                                                                   YEAR ENDED DECEMBER 31, 2005
                                                         -----------------------------------------------
                                                                   ASSETS AND LIABILITIES
                                      SIX MONTHS ENDED                   OUTSTANDING
                                     DECEMBER 31, 2005                 FROM METLIFE'S
                                     -----------------                   ACQUISITION        CONSOLIDATED
                                      MICC HISTORICAL    MLI-USA           OF MLIG             COMPANY
                                     -----------------   -------   ----------------------   ------------
                                                                (IN MILLIONS)


Total revenues.....................        $1,749          $766              $--               $2,515
Total expenses.....................        $1,410          $561              $(3)              $1,968
                                           ------          ----              ---               ------
Income before provision for income
  tax..............................           339           205                3                  547
Provision for income tax...........            98            57                1                  156
                                           ------          ----              ---               ------
Net income.........................        $  241          $148              $ 2               $  391
                                           ======          ====              ===               ======




     The par value of the common stock presented in the statement of stockholders' equity for periods prior to the Acquisition Date has been adjusted to reflect the par value of the MetLife Connecticut shares issued to MLIG in exchange for MLI-USA's common stock. Information regarding the adjustments to stockholders' equity is as follows:


                                                                                     ACCUMULATED
                                                                                        OTHER
                                                                                    COMPREHENSIVE
                                                                                       INCOME
                                                                                  ----------------
                                                          ADDITIONAL               NET UNREALIZED
                                             COMMON         PAID IN    RETAINED   INVESTMENT GAINS
                                              STOCK         CAPITAL    EARNINGS       (LOSSES)       TOTAL
                                             ------       ----------   --------   ----------------   -----


Balance of MLI-USA's equity at January 1,
  2004                                         $ 2           $ 98        $163            $39          $302
Issuance of MetLife Connecticut's common
  stock to MLIG                                 11  (1)       (11)         --             --            --
Elimination of MLI-USA's common stock           (2) (2)         2          --             --            --
Assets and liabilities outstanding from
  MetLife's acquisition of MLIG                 --             82          --             (7)           75
                                               ---           ----        ----            ---          ----
Balance of MICC's equity at January 1, 2004    $11           $171        $163            $32          $377
                                               ===           ====        ====            ===          ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

--------

   (1) Represents the issuance of 4,595,317 shares of MetLife Connecticut's common stock, at $2.50 par value, by MetLife Connecticut to MLIG in exchange for all the outstanding common stock of MLI-USA, for a total adjustment of $11 million.

   (2) Represents the elimination of MLI-USA's common stock of $2 million.

The par value of the MetLife Connecticut common stock purchased by MetLife has been adjusted to reflect the return of the MetLife Connecticut common stock by MetLife in connection with the transfer of MetLife Connecticut to MLI-USA as follows:


                                                                                    ACCUMULATED
                                                                                       OTHER
                                                                                   COMPREHENSIVE
                                                                                      INCOME
                                                                                 ----------------
                                                         ADDITIONAL               NET UNREALIZED
                                            COMMON         PAID IN    RETAINED   INVESTMENT GAINS
                                             STOCK         CAPITAL    EARNINGS       (LOSSES)        TOTAL
                                            ------       ----------   --------   ----------------   ------


MetLife Connecticut's common stock
  purchased by MetLife in the Acquisition
  on July 1, 2005                            $100          $6,684        $--            $--         $6,784
Return of MetLife Connecticut's common
  stock from MetLife                          (25) (1)         25         --             --             --
                                             ----          ------        ---            ---         ------
MetLife Connecticut's common stock
  purchased by MetLife on July 1, 2005, as
  adjusted                                   $ 75          $6,709        $--            $--         $6,784
                                             ====          ======        ===            ===         ======



--------

   (1) Represents the return of 10,000,000 shares of MetLife Connecticut's common stock, at $2.50 par value, by MetLife to MetLife Connecticut in anticipation of the acquisition of MLI-USA by MetLife Connecticut, for a total adjustment of $25 million.

     The following unaudited pro forma condensed consolidated financial information presents the results of operations for the Company assuming the MetLife Connecticut acquisition had been effected as of January 1, 2005. This unaudited pro forma information does not necessarily represent what the Company's actual results of operations would have been if the acquisition had occurred as of the date indicated or what such results would be for any future periods.


                                                                                  UNAUDITED
                                                                    ------------------------------------
                                                    YEAR ENDED      SIX MONTHS ENDED       YEAR ENDED
                                                DECEMBER 31, 2005     JUNE 30, 2005    DECEMBER 31, 2005
                                                -----------------   ----------------   -----------------
                                                   CONSOLIDATED         PRO FORMA          PRO FORMA
                                                                          MICC
                                                     COMPANY           HISTORICAL             MICC
                                                -----------------   ----------------   -----------------
                                                                      (IN MILLIONS)



Total revenues                                        $2,515             $2,324              $4,839
Total expenses                                        $1,968             $1,523              $3,491
                                                      ------             ------              ------
Income before provision for income tax                   547                801               1,348
Provision for income tax                                 156                226                 382
                                                      ------             ------              ------
Net income                                            $  391             $  575              $  966
                                                      ======             ======              ======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

4.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturity and equity securities, the percentage that each sector represents by the total fixed maturity securities holdings and by the total equity securities holdings at:


                                                              DECEMBER 31, 2006
                                               ----------------------------------------------
                                                               GROSS
                                                COST OR      UNREALIZED
                                               AMORTIZED   -------------    ESTIMATED    % OF
                                                  COST     GAIN     LOSS   FAIR VALUE   TOTAL
                                               ---------   ----     ----   ----------   -----
                                                                (IN MILLIONS)


U.S. corporate securities....................   $17,331    $101     $424     $17,008     35.5%
Residential mortgage-backed securities.......    11,951      40       78      11,913     24.9
Foreign corporate securities.................     5,563      64      128       5,499     11.5
U.S. Treasury/agency securities..............     5,455       7      126       5,336     11.2
Commercial mortgage-backed securities........     3,353      19       47       3,325      6.9
Asset-backed securities......................     3,158      14       10       3,162      6.6
State and political subdivision securities...     1,062       6       38       1,030      2.2
Foreign government securities................       533      45        5         573      1.2
                                                -------    ----     ----     -------    -----
  Total fixed maturity securities............   $48,406    $296     $856     $47,846    100.0%
                                                =======    ====     ====     =======    =====
Non-redeemable preferred stock...............   $   671    $ 22     $  9     $   684     86.0%
Common stock.................................       106       6        1         111     14.0
                                                -------    ----     ----     -------    -----
  Total equity securities....................   $   777    $ 28     $ 10     $   795    100.0%
                                                =======    ====     ====     =======    =====






                                                              DECEMBER 31, 2005
                                               ----------------------------------------------
                                                               GROSS
                                                COST OR      UNREALIZED
                                               AMORTIZED   -------------    ESTIMATED    % OF
                                                  COST     GAIN     LOSS   FAIR VALUE   TOTAL
                                               ---------   ----     ----   ----------   -----
                                                                (IN MILLIONS)


U.S. corporate securities....................   $18,416    $ 96     $415     $18,097     34.3%
Residential mortgage-backed securities.......    12,398      17      131      12,284     23.4
Foreign corporate securities.................     5,733      50      143       5,640     10.7
U.S. Treasury/agency securities..............     6,448      24       61       6,411     12.2
Commercial mortgage-backed securities........     5,157      12       82       5,087      9.7
Asset-backed securities......................     3,899      10       16       3,893      7.4
State and political subdivision securities...       633      --       25         608      1.2
Foreign government securities................       547      25        3         569      1.1
                                                -------    ----     ----     -------    -----
  Total fixed maturity securities............   $53,231    $234     $876     $52,589    100.0%
                                                =======    ====     ====     =======    =====
Non-redeemable preferred stock...............   $   327    $  1     $  5     $   323     76.7%
Common stock.................................        97       4        3          98     23.3
                                                -------    ----     ----     -------    -----
  Total equity securities....................   $   424    $  5     $  8     $   421    100.0%
                                                =======    ====     ====     =======    =====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company held foreign currency derivatives with notional amounts of $472 million and $275 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2006 and 2005, respectively.

     Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

     The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $3.2 billion and $3.3 billion at December 31, 2006 and 2005, respectively. These securities had a net unrealized gain (loss) of $51 million and ($33) million at December 31, 2006 and 2005, respectively. Non-income producing fixed maturity securities were $6 million and $3 million at December 31, 2006 and 2005, respectively. Unrealized gains (losses) associated with non-income producing fixed maturity securities were $1 million and ($5) million at December 31, 2006 and 2005, respectively.

     The cost or amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are shown below:


                                                                  DECEMBER 31,
                                                -----------------------------------------------
                                                         2006                     2005
                                                ----------------------   ----------------------
                                                 COST OR                  COST OR
                                                AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                                   COST     FAIR VALUE      COST     FAIR VALUE
                                                ---------   ----------   ---------   ----------
                                                                 (IN MILLIONS)


Due in one year or less.......................   $ 1,620      $ 1,616     $ 1,411      $ 1,405
Due after one year through five years.........     9,843        9,733      10,594       10,490
Due after five years through ten years........     7,331        7,226       9,556        9,382
Due after ten years...........................    11,150       10,871      10,216       10,048
                                                 -------      -------     -------      -------
  Subtotal....................................    29,944       29,446      31,777       31,325
Mortgage-backed and asset-backed securities...    18,462       18,400      21,454       21,264
                                                 -------      -------     -------      -------
  Total fixed maturity securities.............   $48,406      $47,846     $53,231      $52,589
                                                 =======      =======     =======      =======



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     Sales or disposals of fixed maturity and equity securities classified as available-for-sale are as follows:


                                                           YEARS ENDED DECEMBER 31,
                                                  -----------------------------------------
                                                      2006            2005           2004
                                                  ------------   --------------   ---------
                                                                (IN MILLIONS)


Proceeds........................................  $     23,901   $       22,241   $     473
Gross investment gains..........................       $    73          $    48        $  6
Gross investment losses.........................       $  (519)         $  (347)       $(10)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the estimated fair values and gross unrealized loss of the Company's fixed maturity securities (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:


                                                                 DECEMBER 31, 2006
                                      ----------------------------------------------------------------------
                                                                EQUAL TO OR GREATER
                                        LESS THAN 12 MONTHS       THAN 12 MONTHS               TOTAL
                                      ----------------------  ----------------------  ----------------------
                                                     GROSS                   GROSS                   GROSS
                                       ESTIMATED  UNREALIZED   ESTIMATED  UNREALIZED   ESTIMATED  UNREALIZED
                                      FAIR VALUE     LOSS     FAIR VALUE     LOSS     FAIR VALUE     LOSS
                                      ----------  ----------  ----------  ----------  ----------  ----------
                                                    (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


U.S. corporate securities...........    $ 4,895      $104       $ 7,543      $320       $12,438      $424
Residential mortgage-backed
  securities........................      4,113        20         3,381        58         7,494        78
Foreign corporate securities........      1,381        29         2,547        99         3,928       128
U.S. Treasury/agency securities.....      2,995        48         1,005        78         4,000       126
Commercial mortgage-backed
  securities........................        852         6         1,394        41         2,246        47
Asset-backed securities.............        965         3           327         7         1,292        10
State and political subdivision
  securities........................         29         2           414        36           443        38
Foreign government securities.......         51         1            92         4           143         5
                                        -------      ----       -------      ----       -------      ----
Total fixed maturity securities.....    $15,281      $213       $16,703      $643       $31,984      $856
                                        =======      ====       =======      ====       =======      ====
Equity securities...................    $   149      $  3       $   188      $  7       $   337      $ 10
                                        =======      ====       =======      ====       =======      ====
Total number of securities in an
  unrealized loss position..........      1,955                   2,318                   4,273
                                        =======                 =======                 =======






                                                              DECEMBER 31, 2005
                                    ---------------------------------------------------------------------
                                                                 EQUAL TO OR
                                         LESS THAN 12              GREATER
                                            MONTHS              THAN 12 MONTHS              TOTAL
                                    ----------------------  ----------------------  ---------------------
                                    ESTIMATED    GROSS      ESTIMATED    GROSS      ESTIMATED     GROSS
                                      FAIR     UNREALIZED     FAIR     UNREALIZED     FAIR      UNREALIZED
                                     VALUE        LOSS        VALUE       LOSS        VALUE        LOSS
                                     ------      ------      ------      ------      ------     ---------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


U.S. corporate securities.........  $14,412      $413        $ 40         $ 2       $14,452        $415

Residential mortgage-backed
  securities......................    9,142       129          61           2         9,203         131
Foreign corporate securities......    4,409       142          23           1         4,432         143
U.S. Treasury/agency securities...    4,171        61          --          --         4,171          61
Commercial mortgage-backed
  securities......................    4,040        82           5          --         4,045          82
Asset-backed securities...........    1,890        16          11          --         1,901          16
State and political subdivision
  securities......................      550        25          --          --           550          25
Foreign government securities.....      155         3           2          --           157           3
                                    -------      ----        ----         ---       -------        ----
Total fixed maturity securities...  $38,769      $871        $142         $ 5       $38,911        $876

                                    =======      ====        ====         ===       =======        ====
Equity securities.................  $   214      $  8        $ --         $--       $   214        $  8
                                    =======      ====        ====         ===       =======        ====
Total number of securities in an
  unrealized loss position........    5,061                    47                     5,108
                                    =======                  ====                   =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity securities and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:


                                                     DECEMBER 31, 2006
                                     ---------------------------------------------------
                                                          GROSS
                                         COST OR       UNREALIZED        NUMBER OF
                                      AMORTIZED COST     LOSSES          SECURITIES
                                     ----------------  --------------  -----------------
                                      LESS              LESS            LESS
                                      THAN     20% OR   THAN   20% OR   THAN     20% OR
                                       20%      MORE     20%    MORE     20%      MORE
                                     -------   ------  ------  ------  ------  ---------
                                         (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


Less than six months...............  $12,922     $ 9    $150     $ 4    1,537      15
Six months or greater but less than
  nine months......................      568      --       6      --       78       1
Nine months or greater but less
  than twelve months...............    2,134      14      52       4      323       1
Twelve months or greater...........   17,540      --     650      --    2,318      --
                                     -------     ---    ----     ---    -----      --
  Total............................  $33,164     $23    $858     $ 8    4,256      17
                                     =======     ===    ====     ===    =====      ==






                                                      DECEMBER 31, 2005
                                     ---------------------------------------------------
                                         COST OR            GROSS
                                        AMORITIZED       UNREALIZED        NUMBER OF
                                           COST            LOSSES          SECURITIES
                                     ----------------  --------------  -----------------
                                      LESS              LESS            LESS
                                      THAN     20% OR   THAN   20% OR   THAN     20% OR
                                       20%      MORE     20%    MORE     20%      MORE
                                     -------   ------  ------  ------  ------  ---------
                                         (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


Less than six months...............  $39,461     $81    $844     $30    4,960      50
Six months or greater but less than
  nine months......................      204      --       2      --       16      --
Nine months or greater but less
  than twelve months...............      116      --       3      --       35      --
Twelve months or greater...........      147      --       5      --       47      --
                                     -------     ---    ----     ---    -----      --
  Total............................  $39,928     $81    $854     $30    5,058      50
                                     =======     ===    ====     ===    =====      ==



     At December 31, 2006, $858 million of unrealized losses related to securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 3% of the cost or amortized cost of such securities. At December 31, 2005, $854 million of unrealized losses related to securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities.

     At December 31, 2006, $8 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 35% of the cost or amortized cost of such securities. Of such unrealized losses of $8 million, $4 million related to securities that were in an unrealized loss position for a period of less than six months. At December 31, 2005, $30 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 37% of the cost or amortized cost of such securities. Of such unrealized losses of $30 million, all related to securities that were in an unrealized loss position for a period of less than six months.

     The Company held two fixed maturity securities and equity securities each with a gross unrealized loss at December 31, 2006 of greater than $10 million. These securities represented 3%, or $25 million in the aggregate, of the gross unrealized loss on fixed maturity and equity securities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     At December 31, 2006 and 2005, the Company had $866 million and $884 million, respectively, of gross unrealized loss related to its fixed maturity and equity securities. These securities are concentrated, calculated as a percentage of gross unrealized loss, as follows:


                                                                       DECEMBER
                                                                         31,
                                                                     -----------
                                                                     2006   2005
                                                                     ----   ----


SECTOR:
  U.S. corporate securities........................................    49%    47%
  Residential mortgage-backed securities...........................     9     15
  Foreign corporate securities.....................................    15     16
  U.S. Treasury/agency securities..................................    15      7
  Commercial mortgage-backed securities............................     5      9
  Other............................................................     7      6
                                                                      ---    ---
     Total.........................................................   100%   100%
                                                                      ===    ===
INDUSTRY:
  Industrial.......................................................    26%    25%
  Finance..........................................................    18     17
  Government.......................................................    15      7
  Mortgage-backed..................................................    14     24
  Utility..........................................................    10      6
  Other............................................................    17     21
                                                                      ---    ---
     Total.........................................................   100%   100%
                                                                      ===    ===



     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     Based upon the Company's current evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the holding period, and the Company's current intent and ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  SECURITIES LENDING

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity and equity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $8.8 billion and $9.4 billion and an estimated fair value of $8.6 billion and $9.3 billion were on loan under the program at December 31, 2006 and 2005, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $8.9 billion and $9.6 billion at December 31, 2006 and 2005, respectively. Security collateral of $83 million and $174 million on deposit from customers in connection with the securities lending transactions at December 31, 2006 and 2005, respectively, may not be sold or repledged and is not reflected in the consolidated financial statements.

  ASSETS ON DEPOSIT

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $20 million and $25 million at December 31, 2006 and 2005, respectively, consisting primarily of fixed maturity and equity securities.

  MORTGAGE AND CONSUMER LOANS

     Mortgage and consumer loans are categorized as follows:


                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2006               2005
                                                      ----------------   ----------------
                                                      AMOUNT   PERCENT   AMOUNT   PERCENT
                                                      ------   -------   ------   -------
                                                                 (IN MILLIONS)


Commercial mortgage loans...........................  $2,095      58%    $1,173      46%
Agricultural mortgage loans.........................   1,460      41      1,300      51
Consumer loans......................................      46       1         79       3
                                                      ------     ---     ------     ---
  Subtotal..........................................   3,601     100%     2,552     100%
                                                                 ===                ===
Less: Valuation allowances..........................       6                  9
                                                      ------             ------
Mortgage and consumer loans.........................  $3,595             $2,543
                                                      ======             ======



     Mortgage loans are collateralized by properties located in the United States. At December 31, 2006, 27%, 8% and 7% of the value of the Company's mortgage and consumer loans were located in California, Texas and New York, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

     Information regarding loan valuation allowances for mortgage and consumer loans is as follows:


                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2006      2005      2004
                                                              ----      ----      ----
                                                                    (IN MILLIONS)


Balance at January 1,.......................................   $ 9       $ 1       $ 1
Additions...................................................     3         8        --
Deductions..................................................    (6)       --        --
                                                               ---       ---       ---
Balance at December 31,.....................................   $ 6       $ 9       $ 1
                                                               ===       ===       ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     A portion of the Company's mortgage and consumer loans was impaired and consists of the following:


                                                                      DECEMBER 31,
                                                            -------------------------------
                                                                 2006             2005
                                                            --------------   --------------
                                                                     (IN MILLIONS)


Impaired loans with valuation allowances..................        $--              $ 2
Impaired loans without valuation allowances...............          8               14
                                                                  ---              ---
  Subtotal................................................          8               16
Less: Valuation allowances on impaired loans..............         --                1
                                                                  ---              ---
  Impaired loans..........................................        $ 8              $15
                                                                  ===              ===



     Mortgage and consumer loans with scheduled payments of 90 days or more past due on which interest is still accruing had an amortized cost of $6 million and $13 million at December 31, 2006 and 2005, respectively. There were no mortgage and consumer loans on which interest is no longer accrued at both December 31, 2006 and 2005. There were no mortgage and consumer loans in foreclosure at both December 31, 2006 and 2005.

  REAL ESTATE AND REAL ESTATE JOINT VENTURES

     Real estate and real estate joint ventures consisted of the following:


                                                                      DECEMBER 31,
                                                            -------------------------------
                                                                 2006             2005
                                                            --------------   --------------
                                                                     (IN MILLIONS)


Real estate...............................................       $ 37              $36
Accumulated depreciation..................................         (1)              --
                                                                 ----              ---
Net real estate...........................................         36               36
Real estate joint ventures................................        144               60
                                                                 ----              ---
Real estate and real estate joint ventures................       $180              $96
                                                                 ====              ===



     The components of real estate and real estate joint ventures are as follows:


                                                                       DECEMBER
                                                                         31,
                                                                     -----------
                                                                     2006   2005
                                                                     ----   ----
                                                                         (IN
                                                                      MILLIONS)


Real estate and real estate joint ventures held-for-investment.....  $173    $91
Real estate held-for-sale..........................................     7      5
                                                                     ----    ---
Real estate and real estate joint ventures.........................  $180    $96
                                                                     ====    ===



     Related depreciation expense was insignificant for all periods presented.

     There were no non-income producing real estate and real estate joint ventures at December 31, 2006. The carrying value of non-income producing real estate and real estate joint ventures was $3 million at December 31, 2005.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Real estate and real estate joint ventures were categorized as follows:


                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2006               2005
                                                      ----------------   ----------------
                                                      AMOUNT   PERCENT   AMOUNT   PERCENT
                                                      ------   -------   ------   -------
                                                                 (IN MILLIONS)


Office..............................................   $ 46       26%      $53       55%
Apartments..........................................     --       --         1        1
Retail..............................................     12        7        --       --
Real estate investment funds........................     93       52        --       --
Land................................................      1       --         3        3
Agriculture.........................................     28       15        31       32
Industrial..........................................     --       --         8        9
                                                       ----      ---       ---      ---
  Total.............................................   $180      100%      $96      100%
                                                       ====      ===       ===      ===



     The Company's real estate holdings are primarily located in the United States. At December 31, 2006, 72%, 7% and 6% of the Company's real estate holdings were located in New York, Florida and Texas, respectively.

  NET INVESTMENT INCOME

     The components of net investment income are as follows:


                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                             ----------------------
                                                              2006     2005    2004
                                                             ------   ------   ----
                                                                  (IN MILLIONS)


Fixed maturity securities..................................  $2,719   $1,377   $176
Equity securities..........................................      17        6     --
Mortgage and consumer loans................................     182      113     34
Policy loans...............................................      52       26      2
Real estate and real estate joint ventures.................      29        2     --
Other limited partnership interests........................     238       33     --
Cash, cash equivalents and short-term investments..........     137       71      6
Other......................................................       8       --     --
                                                             ------   ------   ----
  Total investment income..................................   3,382    1,628    218
Less: Investment expenses..................................     543      190     11
                                                             ------   ------   ----
  Net investment income....................................  $2,839   $1,438   $207
                                                             ======   ======   ====



     For the years ended December 31, 2006, 2005 and 2004, affiliated investment income of $29 million, $10 million and $4 million, respectively, related to short-term investments, is included in the table above.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:


                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                              --------------------
                                                               2006    2005   2004
                                                              -----   -----   ----
                                                                  (IN MILLIONS)


Fixed maturity securities...................................  $(497)  $(300)   $(5)
Equity securities...........................................     10       1     --
Mortgage and consumer loans.................................      7      (9)    --
Real estate and real estate joint ventures..................     64       7     --
Other limited partnership interests.........................     (1)     (1)    --
Sales of businesses.........................................     --       2     --
Derivatives.................................................    177      (2)    (4)
Other.......................................................   (281)    104     --
                                                              -----   -----    ---
  Net investment gains (losses).............................  $(521)  $(198)   $(9)
                                                              =====   =====    ===



     For the years ended December 31, 2006, 2005 and 2004, affiliated investment gains (losses) of ($87) million, ($25) million and ($4) million, respectively, are included in the table above.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

     Losses from fixed maturity and equity securities deemed other-than-temporarily impaired, included within net investment gains (losses), were $41 million, $0 and $1 million for the years ended December 31, 2006, 2005 and 2004, respectively.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows:


                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                              --------------------
                                                               2006    2005   2004
                                                              -----   -----   ----
                                                                  (IN MILLIONS)


Fixed maturity securities...................................  $(566)  $(639)  $ 97
Equity securities...........................................     17      (4)    --
Derivatives.................................................     (9)     (2)    (4)
Other.......................................................      7     (19)    --
                                                              -----   -----   ----
  Subtotal..................................................   (551)   (664)    93
                                                              -----   -----   ----
Amounts allocated from:
  Future policy benefit loss recognition....................     --     (78)    --
  DAC and VOBA..............................................     66     102    (47)
                                                              -----   -----   ----
  Subtotal..................................................     66      24    (47)
Deferred income tax.........................................    171     224    (16)
                                                              -----   -----   ----
  Subtotal..................................................    237     248    (63)
                                                              -----   -----   ----
     Net unrealized investment gains (losses)...............  $(314)  $(416)  $ 30
                                                              =====   =====   ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The changes in net unrealized investment gains (losses) are as follows:


                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                              --------------------
                                                               2006    2005   2004
                                                              -----   -----   ----
                                                                  (IN MILLIONS)


Balance, January 1,.........................................  $(416)  $  30   $ 32
Unrealized investment gains (losses) during the year........    113    (756)   (14)
Unrealized investment gains (losses) relating to:
  Future policy benefit gain (loss) recognition.............     78     (78)    --
  DAC and VOBA..............................................    (36)    148     10
  Deferred income tax.......................................    (53)    240      2
                                                              -----   -----   ----
Balance, December 31,.......................................  $(314)  $(416)  $ 30
                                                              =====   =====   ====
Net change in unrealized investment gains (losses)..........  $ 102   $(446)  $ (2)
                                                              =====   =====   ====



  TRADING SECURITIES

     MetLife Connecticut was the majority owner of Tribeca on the Acquisition Date. Tribeca was a feeder fund investment structure whereby the feeder fund invests substantially all of its assets in the master fund, Tribeca Global Convertible Instruments, Ltd. The primary investment objective of the master fund is to achieve enhanced risk-adjusted return by investing in domestic and foreign equities and equity-related securities utilizing such strategies as convertible securities arbitrage. At December 31, 2005, the Company was the majority owner of Tribeca and consolidated the fund within its consolidated financial statements. At December 31, 2005, the Company held $452 million of trading securities and $190 million of the short sale agreements associated with the trading securities portfolio, which are included within other liabilities. Net investment income related to the trading activities of Tribeca, which included interest and dividends earned and net realized and unrealized gains (losses), was $12 million and $6 million for the years ended December 31, 2006 and 2005, respectively.

     During the second quarter of 2006, the Company's ownership interests in Tribeca declined to a position whereby Tribeca is no longer consolidated and, as of June 30, 2006, is accounted for under the equity method of accounting. The equity method investment at December 31, 2006 of $82 million was included in other limited partnership interests. Net investment income related to the Company's equity method investment in Tribeca was $9 million for the six months ended December 31, 2006.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  VARIABLE INTEREST ENTITIES

     The following table presents the total assets of and maximum exposure to loss relating to VIEs for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:


                                                                   DECEMBER 31, 2006
                                                               ------------------------
                                                                              MAXIMUM
                                                                  TOTAL     EXPOSURE TO
                                                               ASSETS (1)     LOSS (2)
                                                               ----------   -----------
                                                                     (IN MILLIONS)


Asset-backed securitizations.................................    $   866        $ 39
Real estate joint ventures(3)................................        944          63
Other limited partnership interests(4).......................      2,629         193
Other investments(5).........................................     14,839         485
                                                                 -------        ----
  Total......................................................    $19,278        $780
                                                                 =======        ====



--------

   (1) The assets of the asset-backed securitizations are reflected at fair value at December 31, 2006. The assets of the real estate joint ventures, other limited partnership interests and other investments are reflected at the carrying amounts at which such assets would have been reflected on the Company's balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

   (2) The maximum exposure to loss of the asset-backed securitizations is equal to the carrying amounts of participation. The maximum exposure to loss relating to real estate joint ventures, other limited partnership interests and other investments is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners.

   (3) Real estate joint ventures include partnerships and other ventures which engage in the acquisition, development, management and disposal of real estate investments.

   (4) Other limited partnership interests include partnerships established for the purpose of investing in public and private debt and equity securities, as well as limited partnerships.

   (5) Other investments include securities that are not asset-backed securitizations.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

5.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     The following table presents the notional amounts and current market or fair value of derivative financial instruments held at:


                                     DECEMBER 31, 2006                    DECEMBER 31, 2005
                              ---------------------------------    ---------------------------------
                                             CURRENT MARKET                       CURRENT MARKET
                                              OR FAIR VALUE                        OR FAIR VALUE
                               NOTIONAL   ---------------------    NOTIONAL    ---------------------
                                AMOUNT    ASSETS    LIABILITIES     AMOUNT     ASSETS    LIABILITIES
                               --------   ------    -----------    --------    ------    -----------
                                                  (IN MILLIONS)


Interest rate swaps.........   $ 8,841     $  431        $ 70       $ 6,623    $  356        $ 52
Interest rate floors........     9,021         71          --         2,000        26          --
Interest rate caps..........     6,715          6          --         3,020        18          --
Financial futures...........       602          6           1           228         2           2
Foreign currency swaps......     2,723        580          66         3,110       429          76
Foreign currency forwards...       124          1          --           488        18           2
Options.....................        --         80           7            --       165           3
Financial forwards..........       900         --          15            --        --           2
Credit default swaps........     1,231          1           5           987         2           2
                               -------     ------        ----       -------    ------        ----
  Total.....................   $30,157     $1,176        $164       $16,456    $1,016        $139
                               =======     ======        ====       =======    ======        ====



     The above table does not include notional values for equity futures, equity financial forwards and equity options. At December 31, 2006 and 2005, the Company owned 290 and 587 equity futures contracts, respectively. Market values of equity futures are included in financial futures in the preceding table. At December 31, 2006 and 2005, the Company owned 85,500 and 75,500 equity financial forwards, respectively. Market values of equity financial forwards are included in financial forwards in the preceding table. At December 31, 2006 and 2005, the Company owned 1,022,900 and 1,420,650 equity options, respectively. Market values of equity options are included in options in the preceding table.

     The following table presents the notional amounts of derivative financial instruments by maturity at December 31, 2006:


                                                                        REMAINING LIFE
                                   -----------------------------------------------------------------------------------------
                                                         AFTER ONE YEAR       AFTER FIVE YEARS
                                   ONE YEAR OR LESS    THROUGH FIVE YEARS    THROUGH TEN YEARS    AFTER TEN YEARS     TOTAL
                                   ----------------    ------------------    -----------------    ---------------    -------
                                                                         (IN MILLIONS)


Interest rate swaps..............       $  980               $ 5,570              $ 1,699              $  592        $ 8,841
Interest rate floors.............           --                   551                8,470                  --          9,021
Interest rate caps...............           --                 6,715                   --                  --          6,715
Financial futures................          602                    --                   --                  --            602
Foreign currency swaps...........           67                 1,588                  996                  72          2,723
Foreign currency forwards........          124                    --                   --                  --            124
Financial forwards...............           --                    --                   --                 900            900
Credit default swaps.............           30                 1,186                   15                  --          1,231
                                        ------               -------              -------              ------        -------
  Total..........................       $1,803               $15,610              $11,180              $1,564        $30,157
                                        ======               =======              =======              ======        =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table.

     Interest rate caps and floors are used by the Company primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively.

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Foreign currency derivatives, including foreign currency swaps, foreign currency forwards and currency option contracts, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. The Company also uses foreign currency forwards to hedge the foreign currency risk associated with certain of its net investments in foreign operations.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     The Company enters into currency option contracts that give it the right, but not the obligation, to sell the foreign currency amount in exchange for a functional currency amount within a limited time at a contracted price. The contracts may also be net settled in cash, based on differentials in the foreign exchange rate and the strike price. Currency option contracts are included in options in the preceding table.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Equity index options are included in options in the preceding table.

     The Company enters into financial forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and usually a U.S. Treasury or Agency security.

  HEDGING

     The following table presents the notional amounts and fair value of derivatives by type of hedge designation at:


                                            DECEMBER 31, 2006                 DECEMBER 31, 2005
                                     -------------------------------   -------------------------------
                                                     FAIR VALUE                        FAIR VALUE
                                     NOTIONAL   --------------------   NOTIONAL   --------------------
                                      AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                     --------   ------   -----------   --------   ------   -----------
                                                               (IN MILLIONS)


Fair value.........................   $    69   $   --       $  1       $    71   $   --       $ --
Cash flow..........................       455       42         --           442        2          4
Non-qualifying.....................    29,633    1,134        163        15,943    1,014        135
                                      -------   ------       ----       -------   ------       ----
  Total............................   $30,157   $1,176       $164       $16,456   $1,016       $139
                                      =======   ======       ====       =======   ======       ====



     The following table presents the settlement payments recorded in income for the:


                                                                YEARS ENDED DECEMBER
                                                                        31,
                                                              -----------------------
                                                              2006     2005      2004
                                                              ----     ----      ----
                                                                   (IN MILLIONS)


Qualifying hedges:
  Interest credited to policyholder account balances........   $(9)     $(1)      $--
Non-qualifying hedges:
  Net investment gains (losses).............................    73       (8)       --
                                                               ---      ---       ---
  Total.....................................................   $64      $(9)      $--
                                                               ===      ===       ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities; and (iii) interest rate futures to hedge against changes in value of fixed rate securities.

     The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:


                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2006      2005      2004
                                                              ----      ----      ----
                                                                    (IN MILLIONS)


Changes in the fair value of derivatives....................   $(1)      $--       $(1)
Changes in the fair value of the items hedged...............     2        --         1
                                                               ---       ---       ---
Net ineffectiveness of fair value hedging activities........   $ 1       $--       $--
                                                               ===       ===       ===



     All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities into fixed rate liabilities; and
(iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities.

     For the year ended December 31, 2006, the Company recognized no net investment gains (losses) as the ineffective portion of all cash flow hedges. For the years ended December 31, 2005 and 2004, the Company recognized insignificant net investment gains (losses), which represent the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. For the years ended December 31, 2006, 2005 and 2004, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2006, 2005 and 2004.

     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:


                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2006      2005      2004
                                                              ----      ----      ----
                                                                    (IN MILLIONS)


Balance at January 1,.......................................   $(2)      $(4)      $(2)
Gains (losses) deferred in other comprehensive income (loss)
  on the effective portion of cash flow hedges..............    (7)        2        (2)
                                                               ---       ---       ---
Balance at December 31,.....................................   $(9)      $(2)      $(4)
                                                               ===       ===       ===



     At December 31, 2006, $19 million of the deferred net gain on derivatives accumulated in other comprehensive income (loss) are expected to be reclassified to earnings during the year ending December 31, 2007.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps, purchased caps and floors, and interest rate futures to economically hedge its exposure to interest rate volatility; (ii) foreign currency forwards, swaps and option contracts to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to minimize its exposure to adverse movements in credit; (iv) equity futures, equity index options and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products; (v) credit default swaps to synthetically create investments; and (vi) basis swaps to better match the cash flows of assets and related liabilities.

     For the years ended December 31, 2006, 2005 and 2004, the Company recognized as net investment gains (losses), excluding embedded derivatives, changes in fair value of $16 million, ($37) million and ($6) million, respectively, related to derivatives that do not qualify for hedge accounting.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives which are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed minimum withdrawal contracts and guaranteed minimum accumulation contracts. The fair value of the Company's embedded derivative assets was $40 million and $0 at December 31, 2006 and 2005, respectively. The fair value of the Company's embedded derivative liabilities was $3 million and $40 million at December 31, 2006 and 2005, respectively. The amounts recorded and included in net investment gains (losses) for the years ended December 31, 2006 and 2005 were gains of $80 million and $41 million, respectively. There were no amounts recorded and included in net investment gains (losses) for the year ended December 31, 2004.

  CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2006 and 2005, the Company was obligated to return cash collateral under its control of $273 million and $145 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. As of December 31, 2006 and 2005, the Company had also accepted collateral consisting of various securities with a fair market value of $410 million and $427 million, respectively, which are held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but as of December 31, 2006 and 2005, none of the collateral had been sold or repledged.

     In addition, the Company has exchange traded futures, which require the pledging of collateral. As of December 31, 2006 and 2005, the Company pledged collateral of $25 million and $22 million, respectively, which

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral.

6.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:


                                                              DAC     VOBA     TOTAL
                                                            ------   ------   ------
                                                                  (IN MILLIONS)


Balance at January 1, 2004................................  $  502   $   --   $  502
  Capitalizations.........................................     281       --      281
                                                            ------   ------   ------
     Subtotal.............................................     783       --      783
  Less: Amortization related to:
     Net investment gains (losses)........................      (2)      --       (2)
     Unrealized investment gains (losses).................     (10)      --      (10)
     Other expenses.......................................     117       --      117
                                                            ------   ------   ------
       Total amortization.................................     105       --      105
                                                            ------   ------   ------
Balance at December 31, 2004..............................     678       --      678
Contribution of MetLife Connecticut from MetLife (Note
  2)......................................................      --    3,490    3,490
  Capitalizations.........................................     886       --      886
                                                            ------   ------   ------
     Subtotal.............................................   1,564    3,490    5,054
  Less: Amortization related to:
     Net investment gains (losses)........................      --      (26)     (26)
     Unrealized investment gains (losses).................     (41)    (107)    (148)
     Other expenses.......................................     109      205      314
                                                            ------   ------   ------
       Total amortization.................................      68       72      140
                                                            ------   ------   ------
Balance at December 31, 2005..............................   1,496    3,418    4,914
  Capitalizations.........................................     721       --      721
                                                            ------   ------   ------
     Subtotal.............................................   2,217    3,418    5,635
  Less: Amortization related to:
     Net investment gains (losses)........................     (16)     (68)     (84)
     Unrealized investment gains (losses).................     (10)      46       36
     Other expenses.......................................     252      320      572
                                                            ------   ------   ------
       Total amortization.................................     226      298      524
                                                            ------   ------   ------
Balance at December 31, 2006..............................  $1,991   $3,120   $5,111
                                                            ======   ======   ======



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $358 million in 2007, $333 million in 2008, $312 million in 2009, $283 million in 2010 and $253 million in 2011.

     Amortization of VOBA and DAC is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross margins or profits originating from transactions other than investment gains and losses.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

7.  GOODWILL

     Goodwill is the excess of cost over the fair value of net assets acquired. Information regarding goodwill is as follows:


                                                                      DECEMBER
                                                                        31,
                                                                    -----------
                                                                    2006   2005
                                                                    ----   ----
                                                                        (IN
                                                                     MILLIONS)


Balance at January 1,.............................................  $924   $ 68
Contribution of MetLife Connecticut from MetLife (Note 2).........    29    856
                                                                    ----   ----
Balance at December 31,...........................................  $953   $924
                                                                    ====   ====



8.  INSURANCE

  VALUE OF DISTRIBUTION AGREEMENTS AND CUSTOMER RELATIONSHIPS ACQUIRED

     Information regarding VODA and the value of customer relationships acquired ("VOCRA"), which are reported in other assets, is as follows:


                                                                 YEARS ENDED DECEMBER
                                                                          31,
                                                                ----------------------
                                                                2006     2005     2004
                                                                ----     ----     ----
                                                                     (IN MILLIONS)


Balance at January 1,........................................   $ 72      $--      $--
Contribution of MetLife Connecticut from MetLife (Note 2)....     --       73       --
Contribution of VODA from MetLife............................    167       --       --
Amortization.................................................     (2)      (1)      --
                                                                ----      ---      ---
Balance at December 31,......................................   $237      $72      $--
                                                                ====      ===      ===



     The estimated future amortization expense allocated to other expenses for the next five years for VODA and VOCRA is $5 million in 2007, $7 million in 2008, $9 million in 2009, $11 million in 2010 and $11 million in 2011.

     On September 30, 2006, MLI-USA received a capital contribution from MetLife of $162 million in the form of intangible assets related to VODA of $167 million, net of deferred income tax of $5 million, for which MLI-USA receives the benefit. The VODA originated through MetLife's acquisition of Travelers and is reported within other assets in the amount of $166 million at December 31, 2006.

     The value of the other identifiable intangibles as discussed above reflects the estimated fair value of the Citigroup/Travelers distribution agreement acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreement. The weighted average amortization period of the other intangible assets is 16 years. If actual experience under the distribution agreements differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of the other identifiable intangible assets. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value these intangible assets.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:


                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                             ----------------------
                                                             2006     2005     2004
                                                             ----     ----     ----
                                                                  (IN MILLIONS)


Balance at January 1,......................................  $218     $143     $ 94
Capitalization.............................................   129       83       65
Amortization...............................................   (17)      (8)     (16)
                                                             ----     ----     ----
Balance at December 31,....................................  $330     $218     $143
                                                             ====     ====     ====



  SEPARATE ACCOUNTS

     Separate account assets and liabilities at December 31, 2006, include pass-through separate accounts totaling $50.1 billion for which the policyholder assumes all investment risk. Separate account assets and liabilities at December 31, 2005, included two categories of account types: pass-through separate accounts totaling $43.6 billion and separate accounts with a minimum return or account value for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $943 million. The average interest rates credited on these contracts were 4.5% at December 31, 2005.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $800 million, $467 million and $155 million for the years ended December 31, 2006, 2005 and 2004, respectively.

     For the years ended December 31, 2006, 2005 and 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  OBLIGATIONS UNDER GUARANTEED INTEREST CONTRACT PROGRAM

     The Company issues fixed and floating rate obligations under its guaranteed interest contract ("GIC") program which are denominated in either U.S. dollars or foreign currencies. During the year ended December 31, 2006, there were no new issuances in such obligations and there were repayments of $1.1 billion. During the years ended December 31, 2005 and 2004, there were no new issuances or repayments of such obligations. Accordingly, at December 31, 2006 and 2005, GICs outstanding, which are included in PABs, were $4.6 billion and $5.3 billion, respectively. During the years ended December 31, 2006, 2005 and 2004, interest credited on the contracts, which are included in interest credited to PABs, was $163 million, $80 million and $0, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

     Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policyholder benefits, is as follows:


                                                  YEARS ENDED DECEMBER 31,
                                                 -------------------------
                                                     2006          2005
                                                 -----------   -----------
                                                       (IN MILLIONS)


Balance at January 1,..........................  $       512   $        --
  Less: Reinsurance recoverables...............         (373)           --
                                                 -----------   -----------
Net balance January 1,.........................          139            --
                                                 -----------   -----------
Contribution of MetLife Connecticut by MetLife
  (Note 2).....................................           --           137
Incurred related to:
  Current year.................................           29            19
  Prior years..................................            4            (3)
                                                 -----------   -----------
                                                          33            16
                                                 -----------   -----------
Paid related to:
  Current year.................................           (2)           (1)
  Prior years..................................          (22)          (13)
                                                 -----------   -----------
                                                         (24)          (14)
                                                 -----------   -----------
Net balance at December 31,....................          148           139
  Add: Reinsurance recoverables................          403           373
                                                 -----------   -----------
Balance at December 31,........................  $       551   $       512
                                                 ===========   ===========



     There were no liabilities for unpaid claims and claims expenses for the year ended December 31, 2004.

     Claims and claim adjustment expenses associated with prior periods increased by $4 million for the year ended December 31, 2006, and decreased by $3 million for the year ended December 31, 2005. There were no claims and claim adjustment expenses associated with prior periods for the year ended December 31, 2004. In all periods presented, the change was due to differences between actual benefit periods and expected benefit periods for long-term care and disability contracts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:


                                                                AT DECEMBER 31,
                                  ---------------------------------------------------------------------------
                                                 2006                                     2005
                                  ----------------------------------       ----------------------------------
                                      IN THE                 AT                IN THE                 AT
                                  EVENT OF DEATH       ANNUITIZATION       EVENT OF DEATH       ANNUITIZATION
                                  --------------       -------------       --------------       -------------
                                                                 (IN MILLIONS)


ANNUITY CONTRACTS(1)
RETURN OF NET DEPOSITS
  Separate account value........     $   8,213                 N/A            $   5,537                 N/A
  Net amount at risk(2).........     $      --(3)              N/A            $      --(3)              N/A
  Average attained age of
     contractholders............      61 years                 N/A             61 years                 N/A
ANNIVERSARY CONTRACT VALUE OR
  MINIMUM RETURN
  Separate account value........     $  44,036           $  13,179            $  40,744           $  10,081
  Net amount at risk(2).........     $   1,422(3)        $      30(4)         $     934(3)        $      38(4)
  Average attained age of
     contractholders............      58 years            60 years             60 years            60 years




                                                                    AT DECEMBER 31,
                                                              ---------------------------
                                                                 2006             2005
                                                              ----------       ----------
                                                               SECONDARY        SECONDARY
                                                              GUARANTEES       GUARANTEES
                                                              ----------       ----------
                                                                     (IN MILLIONS)



UNIVERSAL AND VARIABLE LIFE CONTRACTS(1)
Account value (general and separate account)...........        $   3,262        $   2,849
Net amount at risk(2)..................................        $  48,630(3)     $  44,943(3)
Average attained age of policyholders..................         57 years         56 years


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:


                                                      ANNUITY      UNIVERSAL AND VARIABLE
                                                     CONTRACTS         LIFE CONTRACTS
                                                  --------------   ----------------------
                                                    GUARANTEED            SECONDARY
                                                  DEATH BENEFITS         GUARANTEES         TOTAL
                                                  --------------   ----------------------   -----
                                                                   (IN MILLIONS)


Balance at January 1, 2004......................        $--                  $--             $--
Incurred guaranteed benefits....................         --                   --              --
Paid guaranteed benefits........................         --                   --              --
                                                        ---                  ---             ---
Balance at December 31, 2004....................         --                   --              --
Incurred guaranteed benefits....................          3                    9              12
Paid guaranteed benefits........................         --                   --              --
                                                        ---                  ---             ---
Balance at December 31, 2005....................          3                    9              12
Incurred guaranteed benefits....................         --                   22              22
Paid guaranteed benefits........................         (3)                  --              (3)
                                                        ---                  ---             ---
Balance at December 31, 2006....................        $--                  $31             $31
                                                        ===                  ===             ===




     MLI-USA had guaranteed death and annuitization benefit liabilities on its annuity contracts of $38 million and $28 million at December 31, 2006 and 2005, respectively. MLI-USA reinsures 100% of this liability with an affiliate and has a corresponding recoverable from affiliated reinsurers related to such guarantee liabilities.

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:


                                                                   DECEMBER 31,
                                                                -----------------
                                                                  2006      2005
                                                                -------   -------
                                                                  (IN MILLIONS)


Mutual Fund Groupings
  Equity......................................................  $37,992   $30,480
  Bond........................................................    2,831     2,952
  Balanced....................................................    2,790     3,273
  Money Market................................................      949       791
  Specialty...................................................      460       684
                                                                -------   -------
     Total....................................................  $45,022   $38,180
                                                                =======   =======



9.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. The Company has reinsured up to 90% of the mortality risk for all new individual life insurance policies. This practice was initiated by the Company for different products starting at various points in time between 1997 and 2004. On a case by case basis, the Company may retain up to $5 million per life on single life individual policies and reinsure 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In addition to reinsuring mortality risk, as described above, the Company reinsures other mortality and non-mortality risks, and specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     MICC's workers' compensation business is reinsured through a 100% quota-share agreement with The Travelers Indemnity Company, an insurance subsidiary of The Travelers Companies, Inc.

     Effective July 1, 2000, MetLife Connecticut reinsured 90% of its individual long-term care insurance business with Genworth Life Insurance Company ("GLIC," formerly known as General Electric Capital Assurance Company), and its subsidiary, in the form of indemnity reinsurance agreements. In accordance with the terms of the reinsurance agreement, GLIC will effect assumption and novation of the reinsured contracts, to the extent permitted by law, no later than July 1, 2008. Effective June 30, 2005, MetLife Connecticut entered into an agreement with CIHC to effectively transfer the remaining results from the long-term care block of business from MetLife Connecticut to CIHC. Under the terms of this agreement, any gains remaining are payable to CIHC and any losses remaining are reimbursable from CIHC. MetLife Connecticut does, however, retain limited investment exposure related to the reinsured contracts. Citigroup unconditionally guarantees the performance of its subsidiary, CIHC.

     The Company reinsures the new production of fixed annuities and the riders containing benefit guarantees related to variable annuities to affiliated and non-affiliated reinsurers. The Company reinsures its risk associated with the secondary death benefit guarantee rider on certain universal life contracts to an affiliate. See Note 19.

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:


                                                         YEARS ENDED DECEMBER
                                                                  31,
                                                         --------------------
                                                          2006    2005   2004
                                                         -----   -----   ----
                                                             (IN MILLIONS)


Direct premiums........................................  $ 599   $ 413    $13
Reinsurance assumed....................................     21      38     --
Reinsurance ceded......................................   (312)   (170)    (4)
                                                         -----   -----    ---
Net premiums...........................................  $ 308   $ 281    $ 9
                                                         =====   =====    ===
Reinsurance recoverables netted against policyholder
  benefits and claims..................................  $ 635   $ 560    $(1)
                                                         =====   =====    ===



     Reinsurance recoverables, included in premiums and other receivables, were $4.6 billion and $4.3 billion at December 31, 2006 and 2005, respectively, including $3.0 billion and $2.8 billion at December 31, 2006 and 2005, respectively, relating to reinsurance on the runoff of long-term care business and $1.3 billion and $1.4 billion at December 31, 2006 and 2005, respectively, relating to reinsurance on the runoff of workers compensation business. Reinsurance and ceded commissions payables, included in other liabilities were $99 million and $64 million at December 31, 2006 and 2005, respectively.

     For the year ended December 31, 2006, both reinsurance ceded and assumed include affiliated transactions of $21 million. For the year ended December 31, 2005, reinsurance ceded and assumed include affiliated transactions

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


of $12 million and $38 million, respectively. For the year ended December 31, 2004, both reinsurance ceded and assumed include affiliated transactions of $1 million.

10.  LONG-TERM DEBT -- AFFILIATED

     Long-term debt outstanding is as follows:


                                                                      DECEMBER
                                                                        31,
                                                                    -----------
                                                                    2006   2005
                                                                    ----   ----
                                                                        (IN
                                                                     MILLIONS)


Surplus notes, interest rate 7.349%, due 2035.....................  $400   $400
Surplus notes, interest rate 5%, due upon request.................    25     25
Surplus notes, interest rate LIBOR plus 0.75%, due upon request...    10     10
                                                                    ----   ----
  Total long-term debt -- affiliated..............................  $435   $435
                                                                    ====   ====



     Payments of interest and principal on these surplus notes, which are subordinate to all other debt, may be made only with the prior approval of the Delaware Insurance Commissioner.

     MetLife is the holder of a surplus note issued by MLI-USA in the amount of $400 million at December 31, 2006 and 2005.

     MLIG is the holder of two surplus notes issued by MLI-USA in the amounts of $25 million and $10 million at both December 31, 2006 and 2005. These surplus notes may be redeemed, in whole or in part, at the election of the Company at any time, subject to the prior approval of the Delaware Insurance Commissioner.

     The aggregate maturities of long-term debt as of December 31, 2006 are $400 million in 2035, and $35 million payable upon request and regulatory approval.

     Interest expense related to the Company's indebtedness, included in other expenses, was $31 million, $25 million and $2 million for the years ended December 31, 2006, 2005 and 2004, respectively.

11.  INCOME TAX

     The provision for income tax from continuing operations is as follows:


                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2006   2005   2004
                                                         ----   ----   ----
                                                            (IN MILLIONS)


Current:
  Federal..............................................  $ 18   $ (3)  $(91)
  State................................................    --     (2)     4
                                                         ----   ----   ----
     Subtotal..........................................    18     (5)   (87)
                                                         ----   ----   ----
Deferred:
  Federal..............................................   212    162    100
  State................................................    (2)    (1)     4
                                                         ----   ----   ----
     Subtotal..........................................   210    161    104
                                                         ----   ----   ----
Provision for income tax...............................  $228   $156   $ 17
                                                         ====   ====   ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations is as follows:


                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2006   2005   2004
                                                         ----   ----   ----
                                                            (IN MILLIONS)


Tax provision at U.S. statutory rate...................  $288   $191    $15
Tax effect of:
  Tax-exempt investment income.........................   (62)   (27)    (3)
  Prior year tax.......................................    (9)    (9)    (1)
  Foreign operations, net of foreign income tax........    12     --     --
  State tax, net of federal benefit....................    --      2      6
  Other, net...........................................    (1)    (1)    --
                                                         ----   ----   ----
Provision for income tax...............................  $228   $156   $ 17
                                                         ====   ====   ====



     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:


                                                                    DECEMBER 31,
                                                                 -----------------
                                                                   2006      2005
                                                                 -------   -------
                                                                   (IN MILLIONS)


Deferred income tax assets:
  Benefit, reinsurance and other reserves......................  $ 2,238   $ 2,346
  Net unrealized investment losses.............................      171       224
  Capital loss carryforwards...................................      155        92
  Investments..................................................       63        --
  Operating lease reserves.....................................       13        13
  Net operating loss carryforwards.............................       10        --
  Employee benefits............................................        3         3
  Litigation-related...........................................        1        --
  Other........................................................       20        25
                                                                 -------   -------
                                                                   2,674     2,703
  Less: Valuation allowance....................................        4        --
                                                                 -------   -------
                                                                   2,670     2,703
                                                                 -------   -------
Deferred income tax liabilities:
  DAC and VOBA.................................................   (1,663)   (1,558)
  Investments..................................................       --       (25)
                                                                 -------   -------
                                                                  (1,663)   (1,583)
                                                                 -------   -------
Net deferred income tax asset..................................  $ 1,007   $ 1,120
                                                                 =======   =======



     At December 31, 2006, the Company has a net deferred income tax asset. If the Company determines that any of its deferred income tax assets will not result in future tax benefits, a valuation allowance must be established for the portion of these assets that are not expected to be realized. Based predominantly upon a review of the Company's anticipated future taxable income, but also including all other available evidence, both positive and negative, the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Company's management concluded that it is "more likely than not" that the net deferred income tax assets will be realized.

     Domestic net operating loss carryforwards amount to $15 million at December 31, 2006 and will expire beginning in 2025. Foreign net operating loss carryforwards amount to $35 million at December 31, 2006 with an expiration period of infinity. Capital loss carryforwards amount to $443 million at December 31, 2006 and will expire beginning in 2010.

     The Company has recorded a valuation allowance related to tax benefits of certain foreign net operating loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain foreign net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable. In 2006, the Company recorded a $4 million deferred income tax valuation allowance related to certain foreign net operating loss carryforwards.

     The Company will file a consolidated tax return with its includable life insurance subsidiaries. Non-includable subsidiaries file either a separate individual corporate tax return or a separate consolidated tax return. Under the Tax Allocation Agreement, the federal income tax will be allocated between the companies on a separate return basis and adjusted for credits and other amounts required by the Tax Allocation Agreement.

12.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     On a quarterly and yearly basis, the Company reviews relevant information with respect to liabilities for litigation and contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Unless stated below, estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities have been established for a number of the matters noted below. It is possible that some of the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2006.

     Macomber, et al. v. Travelers Property Casualty Corp., et al. (Conn. Super. Ct., Hartford, filed April 7, 1999). An amended putative class action complaint was filed against MLAC, Travelers Equity Sales, Inc. and certain former affiliates. The amended complaint alleges Travelers Property Casualty Corporation, a former MLAC affiliate, purchased structured settlement annuities from MLAC and spent less on the purchase of those structured settlement annuities than agreed with claimants, and that commissions paid to brokers for the structured settlement annuities, including an affiliate of MLAC, were paid in part to Travelers Property Casualty Corporation. On May 26, 2004, the Connecticut Superior Court certified a nationwide class action involving the following claims against MLAC: violation of the Connecticut Unfair Trade Practice Statute, unjust enrichment, and civil conspiracy. On June 15, 2004, the defendants appealed the class certification order. In March 2006, the Connecticut Supreme Court reversed the trial court's certification of a class. Plaintiff may seek to file another motion for class certification. Defendants have moved for summary judgment.

     A former registered representative of Tower Square Securities, Inc. ("Tower Square"), a broker-dealer subsidiary of MICC, is alleged to have defrauded individuals by diverting funds for his personal use. In June 2005, the SEC issued a formal order of investigation with respect to Tower Square and served Tower Square with a subpoena. The Securities and Business Investments Division of the Connecticut Department of Banking and NASD are also reviewing this matter. On April 18, 2006, the Connecticut Department of Banking issued a notice to Tower Square asking it to demonstrate its prior compliance with applicable Connecticut securities laws and regulations. In the context of the above, a number of NASD arbitration matters and litigation matters were commenced in 2005 and 2006 against Tower Square. It is reasonably possible that other actions will be brought regarding this matter. Tower Square intends to fully cooperate with the SEC, NASD and the Connecticut Department of Banking, as appropriate, with respect to the matters described above.

     Regulatory bodies have contacted the Company and have requested information relating to various regulatory issues regarding mutual funds and variable insurance products, including the marketing of such products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. The Company is fully cooperating with regard to these information requests and investigations. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's consolidated financial position.

     In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These may include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise. Further, state insurance regulatory authorities and other federal and state authorities may make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's consolidated financial position or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments are as follows:


                                                                       DECEMBER
                                                                         31,
                                                                     -----------
                                                                     2006   2005
                                                                     ----   ----
                                                                         (IN
                                                                      MILLIONS)


Other Assets:
  Premium tax offset for future undiscounted assessments...........   $ 9    $ 9
  Premium tax offsets currently available for paid assessments.....     1      2
                                                                      ---    ---
                                                                      $10    $11
                                                                      ===    ===
Liability:
  Insolvency assessments...........................................   $19    $19
                                                                      ===    ===



     Assessments levied against the Company were less than $1 million for each of the years ended December 31, 2006, 2005 and 2004.

COMMITMENTS

  LEASES

     The Company, as lessee, has entered into lease agreements for office space. Future sublease income is projected to be insignificant. Future minimum rental income and minimum gross rental payments relating to these lease agreements are as follows:


                                                               RENTAL   GROSS RENTAL
                                                               INCOME     PAYMENTS
                                                               ------   ------------
                                                                   (IN MILLIONS)


2007.........................................................    $ 1         $15
2008.........................................................    $ 1         $15
2009.........................................................    $ 1         $ 8
2010.........................................................    $ 1         $ 6
2011.........................................................    $--         $ 6


  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $616 million and $715 million at December 31, 2006 and 2005, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $665 million and $339 million at December 31, 2006 and 2005, respectively.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES

     The Company commits to lend funds under bank credit facilities. The amount of these unfunded commitments was $173 million at December 31, 2006. The Company did not have any unfunded commitments related to bank credit facilities at December 31, 2005.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OTHER COMMITMENTS

     MICC is a member of the Federal Home Loan Bank of Boston ("FHLB of Boston") and holds $70 million of common stock of the FHLB of Boston, which is included in equity securities on the Company's consolidated balance sheets. MICC has also entered into several funding agreements with the FHLB of Boston whereby MICC has issued such funding agreements in exchange for cash and for which the FHLB of Boston has been granted a blanket lien on certain MICC assets, including residential mortgages, mortgage-backed securities, obligations of or guaranteed by the United States, state and municipal obligations and corporate debt, to collateralize MICC's obligations under the funding agreements. MICC maintains control over these pledged assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. The funding agreements and the related security agreement represented by this blanket lien provide that upon any event of default by MICC, the FHLB of Boston's recovery is limited to the amount of MICC's liability to the FHLB of Boston. The amount of the Company's liability for funding agreements with the FHLB of Boston was $926 million and $1.1 billion at December 31, 2006 and 2005, respectively, which is included in PABs.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, such as in the case of MetLife International Insurance Company, Ltd. ("MLII," formerly, Citicorp International Life Insurance Company, Ltd.), an affiliate, discussed below, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.

     The Company has provided a guarantee on behalf of MLII. This guarantee is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. The agreement was terminated as of December 31, 2004, but termination does not affect policies previously guaranteed. Life insurance coverage in-force under this guarantee was $444 million and $447 million at December 31, 2006 and 2005, respectively. The Company does not hold any collateral related to this guarantee.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     In connection with synthetically created investment transactions, the Company writes credit default swap obligations requiring payment of principal due in exchange for the referenced credit obligation, depending on the nature or occurrence of specified credit events for the referenced entities. In the event of a specified credit event, the Company's maximum amount at risk, assuming the value of the referenced credits becomes worthless, was $54 million at December 31, 2006. The credit default swaps expire at various times during the next two years.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

13.  EMPLOYEE BENEFIT PLANS

     Subsequent to the Acquisition, the Company became a participating affiliate in qualified and non-qualified, noncontributory defined benefit pension and other postretirement plans sponsored by Metropolitan Life. Employees were credited with prior service recognized by Citigroup, solely (with regard to pension purposes) for the purpose of determining eligibility and vesting under the Metropolitan Life Retirement Plan for United States Employees ("Plan"), a noncontributory qualified defined benefit pension plan, with respect to benefits earned under the Plan subsequent to the Acquisition Date. Net periodic expense related to these plans is based on the employee population as of the valuation date at the beginning of the year. Pension expense of $8 million related to the Metropolitan Life plans was allocated to the Company for the year ended December 31, 2006. There were no expenses allocated to the Company for the six months ended December 31, 2005.

14.  EQUITY

  COMMON STOCK

     The Company has 40,000,000 authorized shares of common stock, 34,595,317 shares of which are outstanding as of December 31, 2006. Of such outstanding shares, 30,000,000 shares are owned directly by MetLife and the remaining shares are owned by MLIG. The par value of the common stock presented in the statement of stockholders' equity prior to the Acquisition Date has been adjusted to reflect the par value of MetLife Connecticut's shares issued to MLIG in exchange for MLI-USA's outstanding common stock. See Note 3.

  DIVIDEND RESTRICTIONS

     The table below sets forth the dividends permitted to be paid to MetLife without insurance regulatory approval and actual dividends paid to MetLife:


                                                                                         2007
                                                                                    -------------
                                                  2005              2006
                                                -------   -----------------------
                                                                    PERMITTED W/O   PERMITTED W/O
COMPANY                                         PAID(1)   PAID(1)    APPROVAL (2)    APPROVAL(3)
-------                                         -------   -------   -------------   -------------
                                                                  (IN MILLIONS)


MetLife Insurance Company of Connecticut......    $--       $917(4)      $--             $690



--------

   (1) Includes amounts paid including those requiring regulatory approval.

   (2) Reflects dividend amounts paid during the relevant year without prior regulatory approval.

   (3) Reflects dividend amounts that may be paid during 2007 without prior regulatory approval. If paid before a specified date during 2007, some or all of such dividend amounts may require regulatory approval.

   (4) Includes a return of capital of $259 million.

     Under Connecticut State Insurance Law, MetLife Connecticut is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to its parent as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. MetLife Connecticut will be permitted to pay a cash dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance ("Connecticut Commissioner") and the Connecticut Commissioner does not disapprove the payment within 30 days after notice. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Connecticut Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. The Connecticut State Insurance Law requires prior approval for any dividends for a period of two years following a change in control. As a result of the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Acquisition on July 1, 2005, under Connecticut State Insurance Law, all dividend payments by MetLife Connecticut through June 30, 2007 require prior approval of the Connecticut Commissioner.

  DIVIDEND RESTRICTIONS OF SUBSIDIARIES

     MLAC is regulated under Connecticut State Insurance Law as described above. As a result of the acquisition on July 1, 2005, under Connecticut State Insurance Law all dividend payments by MLAC through June 30, 2007 to the Company require prior approval of the Connecticut Commissioner. MLAC did not pay any dividends in 2006.Since MLAC's statutory unassigned funds surplus is negative, MLAC cannot pay any dividends without prior approval of the Commissioner.

     Under Delaware State Insurance Law, MLI-USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to its parent as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). MLI-USA will be permitted to pay a cash dividend to MetLife Connecticut in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner of Insurance ("Delaware Commissioner") and the Delaware Commissioner does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as unassigned funds) as of the last filed annual statutory statement requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. MLI-USA did not pay dividends for the year ended December 31, 2006. Since MLI-USA's statutory unassigned funds surplus is negative, MLI-USA cannot pay any dividends without prior approval of the Delaware Commissioner.

CAPITAL CONTRIBUTIONS

     On September 30, 2006, MLI-USA received a capital contribution from MetLife of $162 million in the form of intangible assets related to VODA, and the associated deferred income tax liability, which is more fully described in Note 8.

     See also Note 3 for information related to the change in the reporting entity.

     MLI-USA received a cash contribution of $300 million from MLIG during the year ended December 31, 2004.

  STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company and its insurance subsidiaries each exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Connecticut Insurance Department and the Delaware Insurance Department have adopted Codification with certain modifications for the preparation of statutory financial statements of insurance companies in Connecticut and

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Delaware, respectively. Modifications by the various state insurance departments may impact the effect of Codification on the statutory capital and surplus of MetLife Connecticut and each of its insurance subsidiaries.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company is the net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within a year.

     Further, statutory accounting principles do not give recognition to purchase accounting adjustments made as a result of the Acquisition.

     Statutory net income of MetLife Connecticut, a Connecticut domiciled insurer, was $749 million, $1.0 billion and $975 million for the years ended December 31, 2006, 2005 and 2004, respectively. Statutory capital and surplus, as filed with the Connecticut Insurance Department, was $4.1 billion and $4.0 billion at December 31, 2006 and 2005, respectively.

     Statutory net income (loss) of MLAC, a Connecticut domiciled insurer, was $107 million, ($97) million and ($211) million for the years ended December 31, 2006, 2005 and 2004, respectively. Statutory capital and surplus, as filed with the Connecticut Insurance Department, was $740 million and $765 million at December 31, 2006 and 2005, respectively.

     Statutory net income (loss) of MLI-USA, a Delaware domiciled insurer, was ($116) million, ($227) million and ($201) million for the years ended December 31, 2006, 2005 and 2004, respectively. Statutory capital and surplus, as filed with the Delaware Insurance Department, was $575 million and $555 million at December 31, 2006 and 2005, respectively.

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2006, 2005 and 2004, in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:


                                                               YEARS ENDED DECEMBER
                                                                        31,
                                                              ----------------------
                                                               2006     2005    2004
                                                              -----   -------   ----
                                                                   (IN MILLIONS)


Holding gains (losses) on investments arising during the
  year......................................................  $(434)  $(1,148)  $(37)
Income tax effect of holding gains (losses).................    147       402     14
Reclassification adjustments:
  Recognized holding (gains) losses included in current year
     income.................................................    487       295      2
  Amortization of premiums and accretion of discounts
     associated with investments............................     60        96     21
  Income tax effect.........................................   (186)     (137)    (8)
Allocation of holding losses on investments relating to
  other policyholder amounts................................     42        71     10
Income tax effect of allocation of holding losses to other
  policyholder amounts......................................    (14)      (25)    (4)
                                                              -----   -------   ----
Net unrealized investment gains (losses)....................    102      (446)    (2)
                                                              -----   -------   ----
Foreign currency translation adjustment.....................     (2)        2     --
                                                              -----   -------   ----
     Other comprehensive income (loss)......................  $ 100   $  (444)  $ (2)
                                                              =====   =======   ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

15.  OTHER EXPENSES

     Information on other expenses is as follows:


                                                             YEARS ENDED DECEMBER 31,
                                                          ------------------------------
                                                           2006         2005        2004
                                                          ------   -------------   -----
                                                                   (IN MILLIONS)


Compensation............................................  $  211       $ 100       $  --
Commissions.............................................     712         931         237
Interest and debt issue costs...........................      31          25           2
Amortization of DAC and VOBA............................     488         288         115
Capitalization of DAC...................................    (721)       (886)       (281)
Rent, net of sublease income............................      11           7          --
Minority interest.......................................      26           1          --
Insurance tax...........................................      42          10           3
Other...................................................     373         202         103
                                                          ------       -----       -----
  Total other expenses..................................  $1,173       $ 678       $ 179
                                                          ======       =====       =====



16.  BUSINESS SEGMENT INFORMATION

     Prior to the acquisition of MetLife Connecticut by MetLife, MLI-USA operated as a single segment. On the Acquisition Date, MetLife reorganized the Company's operations into two operating segments, Individual and Institutional, as well as Corporate & Other, so as to more closely align the acquired business with the manner in which MetLife manages its existing businesses. Individual offers a wide variety of protection and asset accumulation products, including life insurance, annuities and mutual funds. Institutional offers a broad range of group insurance and retirement & savings products and services, including group life insurance and other insurance products and services. These segments are managed separately because they either provide different products and services, require different strategies or have different technology requirements. Corporate & Other contains the excess capital not allocated to the business segments, various start-up entities and run-off business, the Company's ancillary international operations, interest expense related to the majority of the Company's outstanding debt, expenses associated with certain legal proceedings and the elimination of intersegment transactions.

     Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in the Company's businesses. As a part of the economic capital process, a portion of net investment income is credited to the segments based on the level of allocated equity.

     The accounting policies of the segments are the same as those of the Company, except for the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation. Subsequent to the Acquisition Date, the Company allocates equity to each segment based upon the economic capital model used by MetLife that allows MetLife and the Company to effectively manage its capital. The Company evaluates the performance of each segment based upon net income excluding net investment gains (losses), net of income tax, and adjustments related to net investment gains (losses), net of income tax.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2006 and 2005.


                                                                              CORPORATE &
FOR THE YEAR ENDED DECEMBER 31, 2006               INDIVIDUAL  INSTITUTIONAL     OTHER       TOTAL
------------------------------------               ----------  -------------  -----------  --------
                                                                     (IN MILLIONS)


STATEMENT OF INCOME:
Premiums.........................................    $   218      $    65       $    25    $    308
Universal life and investment-type product policy
  fees...........................................      1,244           24            --       1,268
Net investment income............................        985        1,449           405       2,839
Other revenues...................................        195           15             2         212
Net investment gains (losses)....................       (194)        (282)          (45)       (521)
Policyholder benefits and claims.................        315          450            27         792
Interest credited to policyholder account
  balances.......................................        669          647            --       1,316
Other expenses...................................      1,045           16           112       1,173
                                                     -------      -------       -------    --------
Income before provision for income tax...........        419          158           248         825
Provision for income tax.........................        145           55            28         228
                                                     -------      -------       -------    --------
Net income.......................................    $   274      $   103       $   220    $    597
                                                     =======      =======       =======    ========
BALANCE SHEET:
Total assets.....................................    $76,897      $35,982       $11,208    $124,087
DAC and VOBA.....................................    $ 4,946      $   165       $    --    $  5,111
Goodwill.........................................    $   234      $   312       $   407    $    953
Separate account assets..........................    $47,566      $ 2,501       $    --    $ 50,067
Policyholder liabilities.........................    $24,429      $27,391       $ 4,446    $ 56,266
Separate account liabilities.....................    $47,566      $ 2,501       $    --    $ 50,067

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                              CORPORATE &
FOR THE YEAR ENDED DECEMBER 31, 2005(1)            INDIVIDUAL  INSTITUTIONAL     OTHER       TOTAL
---------------------------------------            ----------  -------------  -----------  --------
                                                                     (IN MILLIONS)


STATEMENT OF INCOME:
Premiums.........................................    $   152      $   116       $    13    $    281
Universal life and investment-type product policy
  fees...........................................        845           17            --         862
Net investment income............................        530          712           196       1,438
Other revenues...................................        121           10             1         132
Net investment gains (losses)....................       (113)         (87)            2        (198)
Policyholder benefits and claims.................        224          324            22         570
Interest credited to policyholder account
  balances.......................................        417          303            --         720
Other expenses...................................        640           30             8         678
                                                     -------      -------       -------    --------
Income before provision for income tax...........        254          111           182         547
Provision for income tax.........................         53           38            65         156
                                                     -------      -------       -------    --------
Net income.......................................    $   201      $    73       $   117    $    391
                                                     =======      =======       =======    ========
BALANCE SHEET:
Total assets.....................................    $71,385      $38,072       $11,791    $121,248
DAC and VOBA.....................................    $ 4,753      $   161       $    --    $  4,914
Goodwill.........................................    $   227      $   305       $   392    $    924
Separate account assets..........................    $41,347      $ 3,177       $    --    $ 44,524
Policyholder liabilities.........................    $24,855      $28,340       $ 4,282    $ 57,477
Separate account liabilities.....................    $41,347      $ 3,177       $    --    $ 44,524


--------

(1) Includes six months of results for MetLife Connecticut and its subsidiaries and twelve months of results for MLI-USA.

     Net investment income and net investment gains (losses) are based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

     Revenues derived from any customer did not exceed 10% of consolidated revenues for the years ended December 31, 2006, 2005 and 2004. Substantially all of the Company's revenues originated in the United States.

17.  DISCONTINUED OPERATIONS

  REAL ESTATE

     The Company actively manages its real estate portfolio with the objective of maximizing earnings through selective acquisitions and dispositions. Income related to real estate classified as held-for-sale or sold is presented in discontinued operations. These assets are carried at the lower of depreciated cost or fair value less expected disposition costs.

     In the Institutional segment, the Company had $1 million of investment income and $1 million of investment expense related to discontinued operations resulting in no change to net investment income for the year ended December 31, 2006. The Company had no investment income or expense related to discontinued operations for the years ended December 31, 2005 and 2004.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The carrying value of real estate related to discontinued operations was $7 million and $5 million at December 31, 2006 and 2005, respectively.

18.  FAIR VALUE INFORMATION

     The estimated fair value of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments are as follows:


                                                         NOTIONAL   CARRYING    ESTIMATED
                                                         AMOUNT       VALUE    FAIR VALUE
DECEMBER 31, 2006                                        --------   --------   ----------
                                                                   (IN MILLIONS)


Assets:
  Fixed maturity securities............................              $47,846     $47,846
  Equity securities....................................              $   795     $   795
  Mortgage and consumer loans..........................              $ 3,595     $ 3,547
  Policy loans.........................................              $   918     $   918
  Short-term investments...............................              $   777     $   777
  Cash and cash equivalents............................              $   649     $   649
  Accrued investment income............................              $   597     $   597
  Mortgage loan commitments............................    $665      $    --     $     1
  Commitments to fund bank credit facilities...........    $173      $    --     $    --
Liabilities:
  Policyholder account balances........................              $29,780     $28,028
  Long-term debt -- affiliated.........................              $   435     $   425
  Payables for collateral under securities loaned and
     other transactions................................              $ 9,155     $ 9,155




                                                         NOTIONAL   CARRYING    ESTIMATED
                                                         AMOUNT       VALUE    FAIR VALUE
DECEMBER 31, 2005                                        --------   --------   ----------
                                                                   (IN MILLIONS)


Assets:
  Fixed maturity securities............................              $52,589     $52,589
  Trading Securities...................................              $   452     $   452
  Equity securities....................................              $   421     $   421
  Mortgage and consumer loans..........................              $ 2,543     $ 2,553
  Policy loans.........................................              $   916     $   916
  Short-term investments...............................              $ 1,769     $ 1,769
  Cash and cash equivalents............................              $   571     $   571
  Accrued investment income............................              $   602     $   602
  Mortgage loan commitments............................    $339      $    --     $    (2)
Liabilities:
  Policyholder account balances........................              $32,877     $31,621
  Long-term debt -- affiliated.........................              $   435     $   443
  Payables for collateral under securities loaned and
     other transactions................................              $ 9,737     $ 9,737

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  FIXED MATURITY SECURITIES, TRADING SECURITIES AND EQUITY SECURITIES

     The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.


  MORTGAGE AND CONSUMER LOANS, MORTGAGE LOAN COMMITMENTS AND COMMITMENTS TO FUND BANK CREDIT FACILITIES

     Fair values for mortgage and consumer loans are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments and commitments to fund bank credit facilities, the estimated fair value is the net premium or discount of the commitments.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

  ACCRUED INVESTMENT INCOME

     The carrying value for accrued investment income approximates fair value.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of PABs which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of PABs without final contractual maturities are assumed to equal their current net surrender value.

  LONG-TERM DEBT

     The fair values of long-term debt are determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities.

  PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

     The carrying value for payables for collateral under securities loaned and other transactions approximate fair value.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative financial instruments, including financial futures, financial forwards, interest rate, credit default and foreign currency swaps, foreign currency forwards, caps, floors, and options are based upon quotations obtained from dealers or other reliable sources. See Note 5 for derivative fair value disclosures.

19.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     The Company has entered into a Master Service Agreement with Metropolitan Life who provides administrative, accounting, legal and similar services to the Company. Metropolitan Life charged the Company $167 million, $15 million and $14 million, included in other expenses, for services performed under the Master Service Agreement for the years ended December 31, 2006, 2005 and 2004, respectively.

     The Company entered into a Service Agreement with MetLife Group, Inc. ("MetLife Group"), a wholly-owned subsidiary of MetLife, under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $154 million, $49 million and $43 million, included in other expenses, for services performed under the Service Agreement for the years ended December 31, 2006, 2005 and 2004, respectively.

     The Company has entered into various agreements with other affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, investment advice and distribution services. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $190 million, $48 million and $52 million for the years ended December 31, 2006, 2005 and 2004, respectively.

     In 2005, MLI-USA entered into Broker-Dealer Wholesale Sales Agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on MLI-USA's behalf, fixed rate insurance products through authorized retailers. MLI-USA agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged MLI-USA $65 million, included in other expenses, for the year ended December 31, 2006. MLI-USA did not incur any such expenses for the years ended December 31, 2005 and 2004.

     The Company had payables from affiliates of $9 million and $3 million at December 31, 2006 and 2005, respectively, excluding affiliated reinsurance balances discussed below.

  INVESTMENT TRANSACTIONS

     As of December 31, 2006 and 2005, the Company held $581 million and $346 million, respectively, of its total invested assets in the MetLife Money Market Pool and the MetLife Intermediate Income Pool which are affiliated partnerships. These amounts are included in short-term investments.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, are as follows:


                                                                   YEARS ENDED
                                                                  DECEMBER 31,
                                                               ------------------
                                                               2006   2005   2004
                                                               ----   ----   ----
                                                                  (IN MILLIONS)


Fair market value of assets transferred to affiliates........  $164   $ 79   $320
Amortized cost of assets transferred to affiliates...........  $164   $ 78   $324
Net investment gains (losses) recognized on transfers........  $ --   $  1   $ (4)
Fair market value of assets transferred from affiliates......  $ 89   $830   $ --

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  REINSURANCE TRANSACTIONS

     As of December 1, 2006, the Company acquired a block of structured settlement business from Texas Life Insurance Company ("Texas Life"), a wholly-owned subsidiary of MetLife, through an assumptive reinsurance agreement. This transaction increased future policyholder benefits of the Company by $1.3 billion and decreased deferred income tax liabilities by $142 million. A receivable at December 31, 2006 was held by the Company of $1.2 billion, related to premiums and other consideration which is expected to be paid by Texas Life during the first quarter of 2007.

     The Company also has reinsurance agreements with MetLife and certain of its subsidiaries, including Metropolitan Life, Reinsurance Group of America, Incorporated, MetLife Reinsurance Company of South Carolina, Exeter Reassurance Company, Ltd., General American Life Insurance Company ("GALIC"), and Mitsui Sumitomo MetLife Insurance Co., Ltd. As of December 31, 2006, the Company had reinsurance related assets and liabilities from these agreements totaling $2.8 billion and $1.2 billion, respectively. Prior-year comparable assets and liabilities were $2.5 billion and $1.2 billion, respectively.

     Effective January 1, 2005, MLI-USA entered into a reinsurance agreement to assume an in-force block of business from GALIC. This agreement covered certain term and universal life policies issued by GALIC on and after January 1, 2000 through December 31, 2004. This agreement also covers certain term and universal life policies issued on or after January 1, 2005. Under this agreement GALIC transferred $797 million of liabilities and $411 million in assets to MLI-USA related to the policies in-force as of December 31, 2004. MLI-USA also paid and deferred 100% of a ceding commission to GALIC of $386 million resulting in no gain or loss on the transfer of the in-force business as of January 1, 2005.

     The following tables reflect related party reinsurance information:


                                                             YEARS ENDED
                                                             DECEMBER 31,
                                                         -------------------
                                                         2006    2005   2004
                                                         ----   -----   ----
                                                            (IN MILLIONS)


Assumed premiums.......................................  $ 21   $  37    $--
Assumed fees, included in universal life and
  investment-type product policy fees..................    65     194     --
Assumed fees, included in net investment gains
  (losses).............................................    --       6     --
Assumed benefits, included in policyholder benefits and
  claims...............................................    11      32     --
Assumed benefits, included in interest credited to
  policyholder account balances........................    49      42     --
Assumed fees, included in other expenses...............    39     543     --
Assumed deferred acquisition costs, included in other
  expenses.............................................    19    (432)    --
                                                         ----   -----    ---
  Total assumed........................................  $204   $ 422    $--
                                                         ====   =====    ===
Ceded premiums.........................................  $ 21   $  12    $ 1
Ceded fees, included in universal life and investment-
  type product policy fees.............................   130      93     37
Ceded fees, included in other revenues.................    68      55     12
Ceded benefits, included in policyholder benefits and
  claims...............................................    86      92     19
Ceded fees, included in other expenses.................    64      97     --
Ceded deferred acquisition costs, included in other
  expenses.............................................    13      85     --
Ceded derivative gains (loss), included in net
  investment gains (losses)............................   (31)      5     --
                                                         ----   -----    ---
  Total ceded..........................................  $351   $ 439    $69
                                                         ====   =====    ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                    DECEMBER 31,
                                                                  ---------------
                                                                   2006     2005
                                                                  ------   ------
                                                                   (IN MILLIONS)


Reinsurance recoverables, included in premiums and other
  receivables...................................................  $2,359   $2,079
Reinsurance recoverables, included in other assets..............  $   89   $   88
Assumed (ceded) deferred acquisition costs, included in DAC.....  $  306   $  342
Assumed liabilities, included in other liabilities..............  $    8   $   24
Ceded balances payable, included in other liabilities...........  $   55   $  140
Derivative liabilities, included in policyholder account
  balances......................................................  $  (57)  $  (23)
Assumed liabilities, included in future policy benefits.........  $   26   $   23
Assumed liabilities, included in other policyholder funds.......  $1,182   $1,001


20.  SUBSEQUENT EVENT

     On March 27, 2007, the Company entered into a secured demand note with MetLife Securities, Inc. ("MSI") under which the Company agreed to fund MSI with up to $60 million of cash upon MSI's request. In connection with this agreement, the Company transferred securities with a fair value of $71 million to an MSI custody account to secure the note.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS --
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2006

                                  (IN MILLIONS)


                                                                                    AMOUNT AT
                                                     COST OR         ESTIMATED   WHICH SHOWN ON
                                                AMORTIZED COST(1)   FAIR VALUE    BALANCE SHEET
                                                -----------------   ----------   --------------


TYPE OF INVESTMENTS
Fixed Maturity Securities:
  Bonds:
     U.S. Treasury/agency securities..........       $ 5,455          $ 5,336        $ 5,336
     State and political subdivision
       securities.............................         1,062            1,030          1,030
     Foreign government securities............           533              573            573
     Public utilities.........................         2,274            2,233          2,233
     All other corporate bonds................        19,390           19,057         19,057
  Mortgage-backed and other asset-backed
     securities...............................        18,462           18,400         18,400
  Redeemable preferred stock..................         1,230            1,217          1,217
                                                     -------          -------        -------
     Total fixed maturity securities..........        48,406           47,846         47,846
                                                     -------          -------        -------
Equity Securities:
  Common stock:
     Banks, trust and insurance companies.....             1                1              1
     Industrial, miscellaneous and all other..           105              110            110
  Non-redeemable preferred stock..............           671              684            684
                                                     -------          -------        -------
     Total equity securities..................           777              795            795
                                                     -------          -------        -------
Mortgage and consumer loans...................         3,595                           3,595
Policy loans..................................           918                             918
Real estate and real estate joint ventures....           180                             180
Other limited partnership interests...........         1,082                           1,082
Short-term investments........................           777                             777
Other invested assets.........................         1,241                           1,241
                                                     -------                         -------
     Total investments........................       $56,976                         $56,434
                                                     =======                         =======



--------

   (1) Cost for fixed maturity securities and mortgage and consumer loans represents original cost reduced by repayments, net valuation allowances and writedowns from other-than-temporary declines in value and adjusted for amortization of premiums or accretion of discount; for equity securities, cost represents original cost reduced by writedowns from other-than-temporary declines in value; for real estate, cost represents original cost reduced by writedowns and adjusted for valuation allowances and depreciation; cost for real estate joint ventures and other limited partnership interests represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE II

                  CONDENSED FINANCIAL INFORMATION OF REGISTRANT
                           DECEMBER 31, 2006 AND 2005

                                  (IN MILLIONS)


                                                                  2006      2005
                                                                -------   -------


CONDENSED BALANCE SHEETS
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $38,293 and $42,526,
     respectively)............................................  $37,794   $41,947
  Equity securities available-for-sale, at estimated fair
     value (cost: $703 and $418, respectively)................      719       415
  Mortgage and consumer loans.................................    2,822     1,837
  Policy loans................................................      825       843
  Real estate and real estate joint ventures held-for-
     investment...............................................      143        71
  Real estate held-for-sale...................................        7        --
  Other limited partnership interests.........................      884     1,106
  Short-term investments......................................      186     1,219
  Investment in subsidiaries..................................    3,499     3,187
  Other invested assets.......................................      893       698
                                                                -------   -------
     Total investments........................................   47,772    51,323
Cash and cash equivalents.....................................      291       331
Accrued investment income.....................................      473       474
Premiums and other receivables................................    6,128     4,706
Deferred policy acquisition costs and value of business
  acquired....................................................    1,849     1,924
Current income tax recoverable................................       --        56
Deferred income tax assets....................................    1,281     1,113
Goodwill......................................................      646       612
Other assets..................................................      129       102
Separate account assets.......................................   19,205    19,058
                                                                -------   -------
     Total assets.............................................  $77,774   $79,699
                                                                =======   =======

LIABILITIES AND STOCKHOLDERS' EQUITY
LIABILITIES:
  Future policy benefits......................................  $17,613   $16,337
  Policyholder account balances...............................   24,764    27,298
  Other policyholder funds....................................      213       219
  Current income taxes payable................................       46        --
  Payables for collateral under securities loaned and other
     transactions.............................................    8,152     8,620
  Other liabilities...........................................      366       734
  Separate account liabilities................................   19,205    19,058
                                                                -------   -------
     Total liabilities........................................   70,359    72,266
                                                                -------   -------
STOCKHOLDERS' EQUITY:
Common stock, par value $2.50 per share; 40,000,000 shares
  authorized; 34,595,317 shares issued and outstanding at
  December 31, 2006 and 2005..................................       86        86
Additional paid-in capital....................................    7,123     7,180
Retained earnings.............................................      520       581
Accumulated other comprehensive income (loss).................     (314)     (414)
                                                                -------   -------
     Total stockholders' equity...............................    7,415     7,433
                                                                -------   -------
     Total liabilities and stockholders' equity...............  $77,774   $79,699
                                                                =======   =======




           See accompanying notes to condensed financial information.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE II

          CONDENSED FINANCIAL INFORMATION OF REGISTRANT -- (CONTINUED)
                 FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                  (IN MILLIONS)


                                                               YEARS ENDED DECEMBER
                                                                        31,
                                                               --------------------
                                                                2006          2005
                                                               ------        ------


CONDENSED STATEMENTS OF INCOME
REVENUES
Premiums.....................................................  $  176        $  206
Universal life and investment-type product policy fees.......     381           185
Net investment income........................................   2,167         1,044
Equity in earnings of subsidiaries...........................     277           225
Other revenues...............................................      42            32
Net investment gains (losses)................................    (397)         (159)
                                                               ------        ------
  Total revenues.............................................   2,646         1,533
                                                               ------        ------
EXPENSES
Policyholder benefits and claims.............................     599           433
Interest credited to policyholder account balances...........     926           429
Other expenses...............................................     388           195
                                                               ------        ------
  Total expenses.............................................   1,913         1,057
                                                               ------        ------
Income before provision for income tax.......................     733           476
Provision for income tax.....................................     136            85
                                                               ------        ------
Net income...................................................  $  597        $  391
                                                               ======        ======




           See accompanying notes to condensed financial information.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE II

          CONDENSED FINANCIAL INFORMATION OF REGISTRANT -- (CONTINUED)
                 FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                  (IN MILLIONS)


                                                               YEARS ENDED DECEMBER
                                                                       31,
                                                             -----------------------
                                                               2006           2005
                                                             --------       --------


CONDENSED STATEMENT OF CASH FLOWS
Net cash provided by operating activities..................  $    899       $  2,000
                                                             --------       --------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities.............................    22,406         18,453
     Equity securities.....................................       218            181
     Mortgage and consumer loans...........................       878            687
     Real estate and real estate joint ventures............       127             44
     Other limited partnership interests...................       537            152
  Purchases of:
     Fixed maturity securities.............................   (19,021)       (26,517)
     Equity securities.....................................       (62)            --
     Mortgage and consumer loans...........................    (1,870)          (460)
     Real estate and real estate joint ventures............       (53)            --
     Other limited partnership interests...................      (295)          (233)
  Net change in policy loans...............................        18              5
  Net change in short-term investments.....................     1,033            633
  Net change in other invested assets......................      (129)          (728)
  Other, net...............................................        (1)            17
                                                             --------       --------
Net cash provided by (used in) investing activities........  $  3,786       $ (7,766)
                                                             --------       --------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits..............................................  $  1,633       $  7,075
     Withdrawals...........................................    (4,936)        (8,682)
  Net change in payables for collateral under securities
     loaned and other transactions.........................      (468)         7,458
  Dividends on common stock................................      (917)            --
  Other, net...............................................       (37)           (61)
                                                             --------       --------
Net cash (used in) provided by financing activities........    (4,725)         5,790
                                                             --------       --------
Change in cash and cash equivalents........................       (40)            24
Cash and cash equivalents, beginning of period.............       331            307
                                                             --------       --------
CASH AND CASH EQUIVALENTS, END OF PERIOD...................  $    291       $    331
                                                             ========       ========
Supplemental disclosures of cash flow information:
  Net cash paid during the year for:
     Income tax............................................  $     88       $     51
                                                             ========       ========
  Non-cash transactions during the period:
     Contribution of other intangible assets, net of income
       tax.................................................  $    162       $     --
     Contribution of goodwill from MetLife, Inc. ..........  $     32       $     --
                                                             ========       ========


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE II

             NOTES TO CONDENSED FINANCIAL INFORMATION OF REGISTRANT

1.  SUMMARY OF ACCOUNTING POLICIES

  BUSINESS

     "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut (formerly, The Travelers Insurance Company), a Connecticut corporation incorporated in 1863 ("MetLife Connecticut"), and its subsidiaries, including MetLife Life and Annuity Company of Connecticut ("MLAC," formerly The Travelers Life and Annuity Company) and MetLife Investors USA Insurance Company ("MLI-USA"). The Company is a subsidiary of MetLife, Inc. ("MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

     On July 1, 2005 (the "Acquisition Date"), MetLife Connecticut became a wholly-owned subsidiary of MetLife. MetLife Connecticut, together with substantially all of Citigroup Inc.'s ("Citigroup") international insurance businesses, excluding Primerica Life Insurance Company and its subsidiaries ("Primerica") (collectively, "Travelers"), were acquired by MetLife from Citigroup (the "Acquisition") for $12.1 billion. See Note 2 of the consolidated financial statements for further information on the Acquisition.

     On October 11, 2006, MetLife Connecticut and MetLife Investors Group, Inc. ("MLIG"), both subsidiaries of MetLife, entered into a Transfer Agreement ("Transfer Agreement"), pursuant to which MetLife Connecticut agreed to acquire all of the outstanding stock of MLI-USA from MLIG in exchange for shares of MetLife Connecticut's common stock. To effectuate the exchange of shares, MetLife returned 10,000,000 shares just prior to the closing of the transaction and retained 30,000,000 shares representing 100% of the issued and outstanding shares of MetLife Connecticut. MetLife Connecticut issued 4,595,317 new shares to MLIG in exchange for all of the outstanding common stock of MLI-USA. After the closing of the transaction, 34,595,317 shares of MetLife Connecticut's common stock are outstanding, of which MLIG holds 4,595,317 shares, with the remaining shares held by MetLife.

     The transfer of MLI-USA to MetLife Connecticut was a transaction between entities under common control. Since MLI-USA was the original entity under common control, for financial statement reporting purposes, MLI-USA is considered the accounting acquirer of MetLife Connecticut. Accordingly, financial information of the registrant has been provided for periods subsequent to the Acquisition Date only.

  BASIS OF PRESENTATION

     The condensed financial information of MetLife Connecticut should be read in conjunction with the Consolidated Financial Statements of MICC and the notes thereto (the "Consolidated Financial Statements"). These condensed nonconsolidated financial statements reflect the results of operations, financial condition and cash flows for MetLife Connecticut. Investments in subsidiaries are accounted for using the equity method of accounting prescribed by Accounting Principles Board ("APB") Opinion No. 18, The Equity Method of Accounting for Investments in Common Stock. The condensed statement of income and statement of cash flows for the year ended December 31, 2005 included herein reflect the full year of operating results for MLI-USA in equity in earnings of subsidiaries.

     MetLife Connecticut's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP") except as stated above which requires management to make certain estimates and assumptions. The most important of these estimates and assumptions relate to fair value measurements, the accounting for goodwill and identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed financial statements and accompanying notes. Actual results could differ materially from these estimates.

     For information on the following, refer to the indicated Notes to the Consolidated Financial Statements of MICC:

     - Business, Basis of Presentation and Summary of Significant Accounting Policies (Note 1)

     - Acquisition of MetLife Insurance Company of Connecticut by MetLife, Inc. from Citigroup Inc. (Note 2)

     - Contingencies, Commitments and Guarantees (Note 12)

     - Equity (Note 14)

2.  SUPPORT AGREEMENT

     MetLife Connecticut entered into a net worth maintenance agreement with its indirect subsidiary, MetLife Europe Limited, an Irish company ("MetLife Europe"), in connection with MetLife Europe's formation. Under the agreement, MetLife Connecticut has agreed, without limitation as to amount, to cause MetLife Europe to have a minimum capital and surplus of the greater of EUR 14 million or an amount sufficient to provide solvency cover equal to 200% of the minimum solvency cover required by applicable law and regulation, as interpreted by the Irish Financial Services Regulatory Authority or any successor body, during MetLife Europe's first three years of operation and 150% thereafter, and liquidity necessary to enable it to meet its current obligations on a timely basis. At December 31, 2006, the capital and surplus of MetLife Europe was in excess of the minimum capital and surplus amount referenced above.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                     AS OF DECEMBER 31, 2006, 2005 AND 2004

                                  (IN MILLIONS)


                                              DAC       FUTURE POLICY     POLICYHOLDER
                                              AND    BENEFITS AND OTHER      ACCOUNT      UNEARNED
SEGMENT                                      VOBA    POLICYHOLDER FUNDS     BALANCES     REVENUE(1)
-------                                     ------   ------------------   ------------   ----------


2006
Individual................................  $4,946         $ 3,769           $20,660        $260
Institutional.............................     165          12,895            14,496           3
Corporate & Other.........................      --           4,503               (57)         --
                                            ------         -------           -------        ----
                                            $5,111         $21,167           $35,099        $263
                                            ======         =======           =======        ====
2005
Individual................................  $4,753         $ 3,452           $21,403        $141
Institutional.............................     161          11,880            16,460           1
Corporate & Other.........................      --           4,305               (23)         --
                                            ------         -------           -------        ----
                                            $4,914         $19,637           $37,840        $142
                                            ======         =======           =======        ====
2004(2)...................................  $  678         $   149           $ 4,591        $  6
                                            ======         =======           =======        ====



--------

   (1) Amounts are included within the future policy benefits and other policyholder funds column.

   (2) Prior to the Acquisition of MetLife Connecticut by MetLife, MLI-USA operated as a single segment.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                  (IN MILLIONS)


                               PREMIUM                 POLICYHOLDER   AMORTIZATION OF
                               REVENUE        NET      BENEFITS AND     DAC AND VOBA       OTHER          PREMIUMS
                             AND POLICY   INVESTMENT     INTEREST        CHARGED TO      OPERATING         WRITTEN
SEGMENT                        CHARGES      INCOME       CREDITED      OTHER EXPENSES   EXPENSES(1)   (EXCLUDING LIFE)
-------                      ----------   ----------   ------------   ---------------   -----------   ----------------


2006
Individual.................    $1,462       $  985        $  984            $481            $564             $--
Institutional..............        89        1,449         1,097               6              10               9
Corporate & Other..........        25          405            27               1             111              25
                               ------       ------        ------            ----            ----             ---
                               $1,576       $2,839        $2,108            $488            $685             $34
                               ======       ======        ======            ====            ====             ===
2005(2)
Individual.................    $  997       $  530        $  641            $287            $353             $--
Institutional..............       133          712           627               1              29               9
Corporate & Other..........        13          196            22              --               8              13
                               ------       ------        ------            ----            ----             ---
                               $1,143       $1,438        $1,290            $288            $390             $22
                               ======       ======        ======            ====            ====             ===
2004(3)....................    $  168       $  207        $  171            $115            $ 64             $--
                               ======       ======        ======            ====            ====             ===



--------

   (1) Includes other expenses excluding amortization of deferred acquisition costs and value of business acquired charged to other expenses.

   (2) Includes six months of results for MetLife Connecticut and twelve months of results for MLI-USA.

   (3) Prior to the acquisition of MetLife Connecticut by MetLife, MLI-USA operated as a single segment.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE IV

                            CONSOLIDATED REINSURANCE
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                  (IN MILLIONS)


                                                                                 % AMOUNT
                                                                                  ASSUMED
                                GROSS AMOUNT     CEDED    ASSUMED   NET AMOUNT    TO NET
                                ------------   --------   -------   ----------   --------


2006
Life insurance in force.......    $153,390     $119,281   $14,374     $48,483      29.6%
                                  ========     ========   =======     =======
Insurance premium
Life insurance................    $    323     $     72   $    21     $   272       7.7%
Accident and health...........         276          240        --          36        --%
                                  --------     --------   -------     -------
  Total insurance premium.....    $    599     $    312   $    21     $   308       6.8%
                                  ========     ========   =======     =======





                                                                                % AMOUNT
                                                                                 ASSUMED
                                GROSS AMOUNT    CEDED    ASSUMED   NET AMOUNT    TO NET
                                ------------   -------   -------   ----------   --------


2005
Life insurance in force.......    $126,362     $93,686   $16,921     $49,597      34.1%
                                  ========     =======   =======     =======
Insurance premium
Life insurance................    $    269     $    45   $    38     $   262      14.5%
Accident and health...........         144         125        --          19        --%
                                  --------     -------   -------     -------
  Total insurance premium.....    $    413     $   170   $    38     $   281      13.5%
                                  ========     =======   =======     =======





                                                                                % AMOUNT
                                                                                 ASSUMED
                                 GROSS AMOUNT    CEDED   ASSUMED   NET AMOUNT    TO NET
                                 ------------   ------   -------   ----------   --------


2004
Life insurance in force........     $4,310      $2,759     $--       $1,551        --%
                                    ======      ======     ===       ======
Insurance premium
Life insurance.................     $   13      $    4     $--       $    9        --%
                                    ------      ------     ---       ------
  Total insurance premium......     $   13      $    4     $--       $    9        --%
                                    ======      ======     ===       ======



     For the year ended December 31, 2006, both reinsurance ceded and assumed include affiliated transactions of $21 million. For the year ended December 31, 2005, reinsurance ceded and assumed include affiliated transactions of $12 million and $38 million, respectively. For the year ended December 31, 2004, both reinsurance ceded and assumed include affiliated transactions of $1 million.

                           PROTECTED EQUITY PORTFOLIO

                       STATEMENT OF ADDITIONAL INFORMATION

                METLIFE OF CT FUND BD III FOR VARIABLE ANNUITIES

                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415

MIC-BOOK-24                                                       APRIL 30, 2007